                              SEASONS SERIES TRUST

                               ------------------

                               SEMIANNUAL REPORT
                               SEPTEMBER 30, 2002

                             [Seasons Select Logo]

DEAR INVESTOR:

  We are pleased to present the semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by Anchor National Life Insurance Company. To review the investment environment for the past six-month period ended September 30, 2002, we have provided you with commentary on the state of the economy and financial markets. In addition, the world-class money management firms that manage your SEASONS SELECT investment have contributed their views on the U.S. equity, U.S. fixed-income and global markets.

U.S ECONOMIC OVERVIEW

  The six-month reporting period ended September 30, 2002 was marked by continued economic uncertainty and market volatility. Despite evidence that the economy was slowly improving, such as a low rate of inflation, strength in housing and automobile sales, and declining long-term bond yields, the Standard and Poors (S&P) 500 Index experienced a severe decline, returning -28.36% for the reporting period. Investor confidence was shaken during the reporting period by meager corporate profit reports, rising oil prices and a potential conflict with Iraq. In spite of these difficulties, the Federal Reserve Board left interest rates unchanged at 1.75% during its September 2002 meeting.

  Outlook from SunAmerica Asset Management Corp.

  "IT IS OUR BELIEF THAT THE OVERALL DOMESTIC ECONOMY CONTINUES TO EXPAND. WHILE HEADLINE NEWS APPEARS PESSIMISTIC, IT IS IMPORTANT TO REMEMBER THAT MOST OF THE RECENT INDICATORS ARE STILL SHOWING GROWTH, NOT DECLINE. WE CONTEND THAT THE U.S. ECONOMY WILL CONTINUE TO EXPAND, ALBEIT NOT AT THE PACE THAT HAS HISTORICALLY FOLLOWED A RECESSION. ECONOMIC POLICIES, BOTH MONETARY AND FISCAL, REMAIN SUPPORTIVE AND WE BELIEVE THAT MONETARY CONDITIONS COULD BE EASED FURTHER IF NECESSARY."

  Outlook from Fred Alger Management, Inc.

  "IN OUR VIEW, ECONOMIC FUNDAMENTALS REMAIN SOLID, THOUGH NOT SPECTACULAR, AND CONSUMER SPENDING HAS BEEN CONSISTENT AND RISING THROUGHOUT THIS BEAR MARKET. WE ARE NOT ANTICIPATING A NEW BULLISHNESS FOR SOME TIME, BUT RATHER A TRADING RANGE IN WHICH GOOD STOCK PICKING WILL BE THE KEY. WE ALSO EXPECT A DEGREE OF VOLATILITY FOR THE FORESEEABLE FUTURE, WITH LARGE MOVEMENTS UP AND DOWN IN SHORT TIME-SPANS."

U.S. EQUITY MARKET OVERVIEW

  Equity market indices declined across the board throughout the reporting period. Diversification across market sectors, industries, or investment styles seemed to offer no protection from overall market volatility. Growth oriented index returns reflected the pessimistic feelings of investors as the Russell 1000 Growth Index and Nasdaq Composite Index returned -30.91% and -36.49%, respectively.

  At the beginning of the reporting period, stocks fell sharply as concerns about another economic recession swept through the markets during the summer months. By August 2002, the markets regained some of their losses and began a modest recovery. The month of September, however, brought a steady stream of headlines surrounding corporate accounting scandals and potential military action in the Middle East. These events pressured the markets and destroyed any hope of a positive ending for the reporting period.

  Outlook from Janus Capital Management LLC

  "LOOKING AHEAD, THE ECONOMIC AND POLITICAL UNCERTAINTY THAT HAS WORKED AGAINST MARKETS THROUGHOUT MUCH OF 2002 HAS NOT DISSIPATED. CORPORATE EARNINGS RESULTS FROM THE THIRD QUARTER HAVE ALSO BEEN DISAPPOINTING,

                                                                ----------------

  SUGGESTING THAT THE MARKET MAY NOT HAVE REACHED ITS LOWS. REGARDLESS, WE ARE FOCUSING ON AREAS WHERE WE SEE GREATER EARNINGS VISIBILITY AND ATTRACTIVE VALUATIONS. FURTHERMORE, WE ARE TRYING TO BE OPPORTUNISTIC BY ACTIVELY SEARCHING FOR VALUE AS VOLATILITY CONTINUES TO DEFINE THE MARKET ENVIRONMENT."

  Outlook from Putnam Investments

  "INVESTOR SENTIMENT OFTEN DRIVES FINANCIAL MARKETS TO LENGTHY PERIODS OF UNDER- AND OVERVALUATION, SO THE REWARDS OF OUR EQUITY OVERWEIGHT MAY BE SOME TIME IN COMING. HOWEVER, RECOVERIES CAN OCCUR SUDDENLY, AND WE BELIEVE IT IS PRUDENT TO BE POSITIONED FOR SUCH AN UPTURN."

U.S. FIXED-INCOME MARKET OVERVIEW

  The only bright spots in the fixed-income markets during the reporting period were Treasuries and higher-grade U.S corporate bonds. Investors shunned the risk associated with the equity markets, and sought a safe haven in these issues. Treasury prices soared and yields declined to lows not seen in several decades. As the third quarter drew to a close, the two-year Treasury yield fell below the 1.75% federal funds rate, the 30-year bond yield declined below 5%, and the 10-year note closed below 3.6%.

  Outlook from Wellington Management Company, LLP

  "OUR FORECAST FOR 2003 INCLUDES SOME MODERATION IN CONSUMER SPENDING AS WE BELIEVE THE LABOR MARKET WILL BE SLOW TO RECOVER AND WAGE GROWTH IS EXPECTED TO MODERATE. WE BELIEVE THE WEAKER DISPOSABLE INCOME TRENDS WILL TRANSLATE INTO SLOWER CREDIT ACCUMULATION. IN ADDITION, WE THINK A SLOWER CONSUMPTION ENVIRONMENT WILL BE OFFSET BY MODESTLY POSITIVE CORPORATE SPENDING AS THE HEADWINDS OF FINANCIAL STRESS DIMINISH OVER THE COURSE OF 2003. FINALLY, WE BELIEVE THAT CORPORATE YIELDS SHOULD DECLINE, AND ANOTHER YEAR OF LOW POLICY RATES WILL CONTRIBUTE TO THE HEALING THAT NEEDS TO TAKE PLACE."

GLOBAL MARKET OVERVIEW

  Taking its lead from the U.S. market, the global economic picture during the reporting period was a gloomy one. Manufacturing activity in Europe stalled, and the possibility of war with Iraq lifted oil prices above the $30 mark, pushing equities deeper into bear market territory. While some analysts feel the Japanese markets held up relatively well during the period, many still question the strength of their economy as the Nikkei fell to its lowest average since 1983. Results from Latin America were not much better. This region's economy was dominated by Brazil's mammoth economic and political problems.

  The lone bright spots in the global markets appeared to be Thailand and Indonesia. The financial markets in these countries moved higher during the reporting period. However, the MSCI EAFE Index returned -21.4%, and the MSCI Emerging Market Index returned -23.3% for the reporting period ended September 30, 2002, reflecting the overall uncertainty felt by investors.

  Outlook from American Century Investment Management, Inc.

  "RISING ENERGY COSTS, THE UNCERTAIN DIRECTION OF THE ECONOMY AND WANING CONSUMER CONFIDENCE WILL LIKELY TRANSLATE INTO CONTINUED MARKET VOLATILITY IN THE MONTHS AHEAD."

  Outlook from Goldman Sachs Asset Management

  "AT THIS POINT, IT IS INCREASINGLY LIKELY THAT FOR THE FIRST TIME IN MORE THAN 60 YEARS, 2002 WILL MARK THE THIRD CONSECUTIVE YEAR OF NEGATIVE RETURNS FOR STOCKS. LOOKING AHEAD, IT APPEARS THAT MORE MARKET VOLATILITY COULD BE LIKELY AS INVESTORS FACE UNCERTAINTY REGARDING THE SUSTAINABILITY OF A GLOBAL ECONOMIC RECOVERY, COUPLED WITH THE POTENTIAL FOR FUTURE TERRORIST ATTACKS AND A WAR WITH IRAQ."

----------------
2

IN CONCLUSION

  It's during uncertain financial times like these that we turn to experts for guidance as we seek to develop a sound investment strategy for retirement. By investing in a SEASONS SELECT VARIABLE ANNUITY, you ensure that your assets are managed by many of the finest money management firms in the world. You also benefit from the diversification offered by multiple investment choices within SEASONS SELECT. We urge you to keep a long-term perspective with regard to your investment strategy, and encourage you to meet with your investment representative regularly to stay focused on your financial objectives.

  We thank you for choosing SEASONS FAMILY, and look forward to reporting to you again in the next six months.

Sincerely,

/s/ Jay S. Wintrob

Jay S. Wintrob
CHIEF EXECUTIVE OFFICER,
ANCHOR NATIONAL LIFE INSURANCE COMPANY

November 4, 2002

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 61.3%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.0%
APPAREL & TEXTILES -- 0.5%
Coach, Inc.+ ...........................        17,900   $    458,240

AUTOMOTIVE -- 0.4%
Aftermarket Technology Corp.+ ..........         9,600        124,128
American Axle & Manufacturing Holdings,
 Inc.+ .................................         4,100        102,418
General Motors Corp. ...................         1,500         58,350
United Auto Group, Inc.+ ...............        11,100        155,511

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Furniture Brands International,
 Inc.+ .................................         3,500         80,325

RETAIL -- 4.0%
Amazon.Com, Inc.+ ......................        49,575        789,730
Avon Products, Inc. ....................         1,500         69,150
Dollar Tree Stores, Inc.+ ..............        16,735        368,839
Gymboree Corp.+ ........................         9,000        146,790
Home Depot, Inc. .......................        20,695        540,140
Kohl's Corp.+ ..........................         3,000        182,430
Martha Stewart Living Omnimedia, Inc.,
 Class A+ ..............................         8,900         62,300
Masco Corp. ............................        15,800        308,890
Office Depot, Inc.+ ....................         7,000         86,380
Sears, Roebuck & Co. ...................         2,000         78,000
Target Corp. ...........................         4,000        118,080
TJX Cos., Inc. .........................        22,015        374,255
Too, Inc.+ .............................         8,400        195,552
Wal-Mart Stores, Inc. ..................         7,000        344,680
Williams-Sonoma, Inc.+ .................         7,000        165,410
Yankee Candle Co., Inc.+ ...............         8,800        151,096
                                                         ------------
                                                            4,960,694
                                                         ------------

CONSUMER STAPLES -- 1.9%
FOOD, BEVERAGE & TOBACCO -- 1.1%
Anheuser-Busch Cos., Inc. ..............         2,500        126,500
Coca-Cola Co. ..........................         5,000        239,800
Constellation Brands, Inc., Class A+ ...         4,500        103,950
Diageo, PLC ADR ........................         3,000        149,730
PepsiCo, Inc. ..........................         4,000        147,800
Philip Morris Cos., Inc. ...............         6,000        232,800
UST, Inc. ..............................         3,000         84,630

HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Clorox Co. .............................         3,000        120,540
Gillette Co. ...........................         4,000        118,400
Newell Rubbermaid, Inc. ................        15,500        478,485

----------------
4

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD & PERSONAL
 PRODUCTS (CONTINUED)
Procter & Gamble Co. ...................         1,100   $     98,318
                                                         ------------
                                                            1,900,953
                                                         ------------

EDUCATION -- 0.7%
EDUCATION -- 0.7%
Apollo Group, Inc., Class A+ ...........         6,800        295,324
Career Education Corp.+ ................         8,100        388,865
                                                         ------------
                                                              684,189
                                                         ------------

ENERGY -- 4.5%
ENERGY SERVICES -- 2.5%
BJ Services Co.+ .......................        26,555        690,430
Nabors Industries, Ltd.+ ...............        11,300        370,075
Patterson-UTI Energy, Inc.+ ............        14,455        368,747
Smith International, Inc.+ .............        32,365        948,618
Weatherford International, Ltd.+ .......         2,600         96,564

ENERGY SOURCES -- 2.0%
Anadarko Petroleum Corp. ...............        12,615        561,872
Apache Corp. ...........................         2,500        148,625
ENSCO International, Inc. ..............        10,800        270,432
Exxon Mobil Corp. ......................         5,000        159,500
GlobalSantaFe Corp. ....................        11,422        255,282
Murphy Oil Corp. .......................         4,890        401,322
Petroleo Brasileiro SA ADR .............        13,955        149,737
                                                         ------------
                                                            4,421,204
                                                         ------------

FINANCE -- 10.8%
BANKS -- 2.4%
Bank of America Corp. ..................         4,500        287,100
Commerce Bancshares, Inc. ..............         2,000         78,140
Fifth Third Bancorp ....................         9,150        560,254
FleetBoston Financial Corp. ............         3,000         60,990
Hibernia Corp., Class A ................        29,700        593,703
J.P. Morgan Chase & Co. ................         3,500         66,465
National City Corp. ....................         9,800        279,594
Wachovia Corp. .........................         9,000        294,210
Wells Fargo & Co. ......................         4,000        192,640

FINANCIAL SERVICES -- 3.2%
American Express Co. ...................         5,000        155,900
Charles Schwab Corp. ...................        16,200        140,940
Citigroup, Inc. ........................        16,463        488,128
Concord EFS, Inc.+ .....................         5,000         79,400
E*TRADE Group, Inc.+ ...................        49,210        218,985
Federal National Mtg. Assoc. ...........        12,530        746,036
Goldman Sachs Group, Inc. ..............         6,075        401,132
Lehman Brothers Holdings, Inc. .........         6,500        318,825
Mellon Financial Corp. .................         1,500         38,895
Merrill Lynch & Co., Inc. ..............         3,000         98,850

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Morgan Stanley, Dean Witter & Co. ......         2,100   $     71,148
SLM Corp. ..............................         4,000        372,560

INSURANCE -- 5.2%
AFLAC, Inc. ............................        27,955        857,939
Allstate Corp. .........................        30,845      1,096,540
Berkshire Hathaway, Inc., Class B+ .....           800      1,972,000
MetLife, Inc. ..........................         3,500         79,660
Willis Group Holdings, Ltd.+ ...........        13,130        439,724
XL Capital, Ltd., Class A ..............         8,865        651,577
                                                         ------------
                                                           10,641,335
                                                         ------------

HEALTHCARE -- 13.7%
DRUGS -- 5.2%
Abbott Laboratories ....................         9,600        387,840
Amgen, Inc.+ ...........................         3,000        125,100
Forest Laboratories, Inc.+ .............        11,375        932,864
Genentech, Inc.+ .......................        14,815        483,413
Genzyme Corp.+ .........................        15,360        316,569
IDEC Pharmaceuticals Corp.(6)+ .........         9,300        386,136
Merck & Co., Inc. ......................         2,000         91,420
Novartis AG ADR ........................        10,415        413,788
Pfizer, Inc. ...........................        37,240      1,080,705
Pharmacia Corp. ........................         2,000         77,760
Wyeth ..................................        28,540        907,572

HEALTH SERVICES -- 3.8%
Anthem, Inc.+ ..........................        12,572        817,180
First Health Group Corp.+ ..............         8,300        225,096
HCA, Inc. ..............................         3,000        142,830
Laboratory Corp. of America
 Holdings+ .............................        16,140        545,209
MEDIQ, Inc.+(1) ........................            18              0
Tenet Healthcare Corp.+ ................        24,525      1,213,988
UnitedHealth Group, Inc. ...............         5,710        498,026
Weight Watchers International, Inc.+ ...         7,000        303,520

MEDICAL PRODUCTS -- 4.7%
AmerisourceBergen Corp. ................        10,185        727,413
Beckman Coulter, Inc. ..................         7,100        274,770
Biovail Corp.+ .........................         1,905         47,034
Boston Scientific Corp.+ ...............        10,800        340,848
Cardinal Health, Inc. ..................         9,500        590,900
DENTSPLY International, Inc. ...........        10,150        407,726
Guidant Corp.+ .........................        17,045        550,724
Johnson & Johnson ......................         6,742        364,607
McKesson Corp. .........................        14,105        399,595
Medtronic, Inc. ........................        16,945        713,723
Transkaryotic Therapies, Inc.+ .........         6,600        213,906
                                                         ------------
                                                           13,580,262
                                                         ------------

----------------
6

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 7.2%
AEROSPACE & MILITARY TECHNOLOGY -- 2.5%
Boeing Co. .............................         3,000   $    102,390
General Dynamics Corp. .................         7,365        598,996
Lockheed Martin Corp. ..................         3,500        226,345
Northrop Grumman Corp. .................         3,200        396,928
Raytheon Co. ...........................        25,280        740,704
Textron, Inc. ..........................         2,500         85,250
United Technologies Corp. ..............         2,000        112,980
Verdian Corp.+ .........................         6,700        167,366

BUSINESS SERVICES -- 2.0%
Cendant Corp.+ .........................        10,000        107,600
Donaldson Co., Inc. ....................         3,700        127,021
Ingersoll-Rand Co., Inc., Class A ......         3,000        103,320
Paychex, Inc. ..........................         7,700        186,879
Republic Services, Inc., Class A+ ......        15,000        282,000
Stericycle, Inc.+ ......................         7,400        251,008
Waste Connections, Inc.+ ...............        19,600        681,884
Waste Management, Inc. .................         9,100        212,212

ELECTRICAL EQUIPMENT -- 0.2%
A.O. Smith Corp. .......................         7,500        213,150

MACHINERY -- 0.3%
Deere & Co. ............................         3,000        136,350
Stanley Works ..........................         5,895        192,590

MULTI-INDUSTRY -- 0.7%
3M Co. .................................         1,500        164,955
General Electric Co. ...................        15,000        369,750
Honeywell International, Inc. ..........         8,470        183,460

TRANSPORTATION -- 1.5%
Arkansas Best Corp.+ ...................         4,000        114,764
Burlington Northern Santa Fe Corp. .....         5,000        119,600
Canadian National Railway Co. ..........        10,350        386,469
Heartland Express, Inc.+ ...............        12,749        238,916
J.B. Hunt Transport Services, Inc.+ ....         7,600        178,980
Pacer International, Inc.+ .............        19,400        220,190
United Parcel Service, Inc., Class B ...         3,000        187,590
                                                         ------------
                                                            7,089,647
                                                         ------------

INFORMATION & ENTERTAINMENT -- 8.7%
BROADCASTING & MEDIA -- 6.8%
AOL Time Warner, Inc.+ .................        64,247        751,690
Cablevision Systems New York Group,
 Class A+ ..............................        69,312        627,967
Clear Channel Communications, Inc.+ ....         4,100        142,475
Comcast Corp., Class A+ ................        24,405        509,088
Fox Entertainment Group, Inc., Class
 A+ ....................................        13,000        286,390
Liberty Media Corp., Class A+ ..........       306,986      2,204,159
Lin TV Corp., Class A+ .................        11,200        277,200
New York Times Co., Class A ............         9,000        409,050
Radio One, Inc., Class D+ ..............        12,100        199,529

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Viacom, Inc., Class B+ .................        27,323   $  1,107,948
Westwood One, Inc.+ ....................         6,700        239,525

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology+ .........         1,500        103,710
Mattel, Inc. ...........................         5,000         90,050

LEISURE & TOURISM -- 1.7%
Atlantic Coast Airlines Holdings,
 Inc.+ .................................         5,500         50,875
Carnival Corp. .........................         3,000         75,300
Mandalay Resort Group+ .................         2,000         67,100
McDonald's Corp. .......................        12,300        217,218
Mesa Air Group, Inc.+ ..................        23,800         86,870
SkyWest, Inc. ..........................         5,300         69,430
USA Interactive+ .......................        40,125        777,622
Wendy's International, Inc. ............         3,000         99,330
Yum! Brands, Inc.+ .....................         7,305        202,422
                                                         ------------
                                                            8,594,948
                                                         ------------

INFORMATION TECHNOLOGY -- 7.8%
COMMUNICATION EQUIPMENT -- 0.3%
Marvell Technology Group, Ltd.+ ........        15,700        248,845
QUALCOMM, Inc.+ ........................         3,000         82,860

COMPUTER SERVICES -- 0.6%
Affiliated Computer Services, Inc.,
 Class A+ ..............................         7,500        319,125
CACI International, Inc., Class A+ .....         6,800        241,060

COMPUTER SOFTWARE -- 2.6%
Activision, Inc.+ ......................         8,200        196,226
Adobe Systems, Inc. ....................         7,100        135,610
Electronic Arts, Inc.+ .................        17,260      1,138,470
Intuit, Inc.+ ..........................         8,750        398,387
J.D. Edwards & Co.+ ....................        11,400        105,450
Microsoft Corp.+ .......................         9,000        393,660
THQ, Inc.+ .............................        11,000        228,800

COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Apple Computer, Inc.+ ..................        49,240        713,980
Dell Computer Corp.+ ...................         6,000        141,060
Hewlett-Packard Co. ....................         8,000         93,360
International Business Machines
 Corp. .................................         1,500         87,585

ELECTRONICS -- 0.8%
Analog Devices, Inc.+ ..................         7,540        148,538
ATMI, Inc.+ ............................        10,300        145,230
Intel Corp. ............................         7,000         97,230
Novellus Systems, Inc.+ ................         8,400        174,804
Texas Instruments, Inc. ................         8,000        118,160
TriQuint Semiconductor, Inc.+ ..........        24,600         86,838

INTERNET CONTENT -- 0.2%
Yahoo!, Inc.+ ..........................        17,500        167,475

----------------
8

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE -- 0.2%
Raindance Communications, Inc.+ ........        52,700   $    162,843

TELECOMMUNICATIONS -- 2.1%
Cisco Systems, Inc.+ ...................         7,000         73,360
Cox Communications, Inc., Class A+ .....        17,575        432,169
EchoStar Communications Corp., Class
 A+ ....................................        40,730        704,629
Nokia Oyj ADR ..........................        58,225        771,482
Verizon Communications, Inc. ...........         3,732        102,406
                                                         ------------
                                                            7,709,642
                                                         ------------

MATERIALS -- 1.0%
CHEMICALS -- 0.6%
du Pont (E.I.) de Nemours and Co. ......         2,000         72,140
Georgia Gulf Corp. .....................        12,900        295,023
IMC Global, Inc. .......................        10,000        120,500
Lyondell Chemical Co. ..................         8,000         95,520
Pioneer Companies, Inc.+ ...............            71            142

FOREST PRODUCTS -- 0.3%
Bemis Co. ..............................         2,000         98,800
International Paper Co. ................         3,000        100,170
Pactiv Corp.+ ..........................         5,000         82,250

METALS & MINERALS -- 0.1%
Vulcan Materials Co. ...................         3,000        108,480
                                                         ------------
                                                              973,025
                                                         ------------
TOTAL COMMON STOCK (cost $73,301,284)...                   60,555,899
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
McLeodUSA, Inc., Series A 2.50%
 (Convertible) .........................           201            301

MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+ .........           270            405
                                                         ------------
TOTAL PREFERRED STOCK (cost $32,038)....                          706
                                                         ------------

BONDS & NOTES -- 27.7%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.0%
APPAREL & TEXTILES -- 0.0%
Gap, Inc. 8.80% 2002 ...................  $      5,000          4,975
Levi Strauss & Co. 6.80% 2003 ..........         5,000          4,400
Levi Strauss & Co. 7.00% 2006 ..........        15,000         10,650
Levi Strauss & Co. 11.63% 2008 .........        15,000         11,925
WestPoint Stevens, Inc. 7.88% 2008 .....        20,000          5,700

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE -- 0.2%
Accuride Corp., Series B 9.25% 2008 ....  $     20,000   $     13,000
CSK Auto, Inc. 12.00% 2006 .............        11,000         11,646
Dana Corp. 9.00% 2011 ..................        20,000         18,750
Delco Remy International, Inc. 8.63%
 2007 ..................................         5,000          4,150
Dura Operating Corp. 8.63% 2012 ........         5,000          4,950
Dura Operating Corp. 9.00% 2009 ........        10,000          9,325
Ford Motor Co. 7.45% 2031 ..............        70,000         56,699
Goodyear Tire & Rubber Co. 7.86%
 2011 ..................................        15,000         12,563
Goodyear Tire & Rubber Co. 8.50%
 2007 ..................................         5,000          4,570
LDM Technologies, Inc., Series B 10.75%
 2007 ..................................         5,000          3,800
Lear Corp., Series B 8.11% 2009 ........        25,000         26,052
Navistar International Corp., Series B
 8.00% 2008 ............................        20,000         17,000
Navistar International Corp., Series B
 9.38% 2006 ............................        10,000          9,500
United Rentals (North America), Inc.
 10.75% 2008 ...........................         5,000          4,775

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp. 7.88% 2011 ................       110,000        123,297
Del Webb Corp. 10.25% 2010 .............         5,000          5,475
KB Home 9.50% 2011 .....................        10,000         10,100
Standard Pacific Corp. 8.00% 2008 ......        10,000          9,600
Standard Pacific Corp. 8.50% 2007 ......        10,000          9,900

RETAIL -- 0.6%
Boise Cascade Office Products Corp.
 7.05% 2005 ............................        85,000         87,361
J.C. Penney Co., Inc. 7.38% 2008 .......        10,000          9,500
Kroger Co. 7.38% 2005 ..................        25,000         27,325
Lowe's Cos., Inc. 8.25% 2010 ...........        80,000         99,579
Masco Corp. 6.00% 2004 .................        55,000         57,364
Monsanto Co. 7.38% 2012 ................       110,000        117,308
Rite Aid Corp. 7.13% 2007 ..............        25,000         16,875
Rite Aid Corp. 11.25% 2008 .............        10,000          7,300
Sealy Mattress Co., Series B 10.88%
 2007(2) ...............................        20,000         17,000
Staples, Inc. 7.38% 2012 ...............        45,000         45,870
Wal-Mart Stores, Inc. 7.55% 2030 .......        70,000         89,816
Winn-Dixie Stores, Inc. 8.88% 2008 .....         5,000          4,900
                                                         ------------
                                                              973,000
                                                         ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Nash Finch Co., Series B 8.50% 2008 ....        10,000          8,400
Panamerican Beverage, Inc. 8.13%
 2003 ..................................        30,000         30,394
PepsiAmericas, Inc. 6.38% 2009 .........        65,000         70,117
Tyson Foods, Inc. 6.63% 2004 ...........        80,000         84,994

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Revlon Consumer Products Corp. 12.00%
 2005 ..................................        10,000          9,000
                                                         ------------
                                                              202,905
                                                         ------------

ENERGY -- 0.8%
ENERGY SERVICES -- 0.5%
Motiva Enterprises, LLC 5.20% 2012 .....        75,000         76,113
PacifiCorp, Series MBIA 6.38% 2008 .....        70,000         78,250

----------------
10

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Parker Drilling Co., Series D 9.75%
 2006 ..................................  $      5,000   $      4,700
Plains Exploration & Production Co.
 8.75% 2012* ...........................        10,000         10,000
Pride International, Inc. 10.00%
 2009 ..................................         5,000          5,400
Pride Petroleum Services, Inc. 9.38%
 2007 ..................................        10,000         10,425
Schlumberger Technology Corp. 6.50%
 2012* .................................       110,000        123,927
Southern California Public Power
 Authority Project 6.93% 2017 ..........        50,000         59,105
Tesoro Petroleum Corp., Series B 9.63%
 2008 ..................................        15,000          8,850
Utilicorp United, Inc. 6.88% 2004 ......        40,000         42,453
Westar Energy, Inc. 6.88% 2004 .........        15,000         14,536
Westar Energy, Inc. 7.13% 2009 .........        10,000          8,913
Western Resources, Inc. 9.75% 2007 .....        10,000          9,597

ENERGY SOURCES -- 0.3%
Burlington Resources Finance Co. 5.70%
 2007 ..................................        70,000         75,411
Clark Refining & Marketing, Inc. 8.38%
 2007 ..................................        20,000         18,000
Energy Corp. of America, Series A 9.50%
 2007 ..................................        25,000         16,312
Forest Oil Corp. 8.00% 2008 ............         8,000          8,320
Giant Industries, Inc. 11.00% 2012* ....        10,000          7,000
Husky Oil, Ltd. 7.55% 2016 .............        50,000         60,370
ICO, Inc., Series B 10.38% 2007 ........         5,000          4,625
Magnum Hunter Resources, Inc. 9.60%
 2012 ..................................         5,000          5,200
NRG Energy, Inc. 7.75% 2011(3) .........        50,000         11,250
Pemex Master Trust 9.13% 2010 ..........       110,000        117,150
Pioneer Natural Resources Co. 9.63%
 2010 ..................................         5,000          5,750
                                                         ------------
                                                              781,657
                                                         ------------

FINANCE -- 5.8%
BANKS -- 0.9%
Bank of America Corp. 7.40% 2011 .......        80,000         94,569
Dime Capital Trust I, Series A 9.33%
 2027 ..................................        20,000         21,219
First Republic Bank 7.75% 2012 .........        25,000         25,683
National City Corp. 7.20% 2005 .........        60,000         66,640
NCNB Corp. 9.38% 2009 ..................        32,000         40,419
Oversea-Chinese Banking Corp., Ltd.
 7.75% 2011* ...........................       140,000        161,014
Popular North America, Inc., Series D
 6.63% 2002 ............................        35,000         35,080
Popular North America, Inc., Series E
 6.13% 2006 ............................        60,000         64,060
Royal Bank of Scotland Group, PLC 6.40%
 2009 ..................................        90,000         99,553
Scotland International BV Finance 7.70%
 2010* .................................       110,000        132,415
U.S. Bancorp 7.50% 2026 ................        65,000         75,308
Western Financial Bank 8.88% 2007 ......        10,000          9,500

FINANCIAL SERVICES -- 3.1%
Abbey National, PLC, Series E 6.69%
 2005 ..................................        70,000         76,590
Aesop Funding II, LLC, Series 1997-1A A2
 6.40% 2003* ...........................         8,333          8,353
Aesop Funding II, LLC, Series 1998-1 A
 6.14% 2006* ...........................        60,000         64,730
Asset Securitization Corp., Series
 1997-D4 A1B 7.40% 2029 ................       148,075        156,579
Asset Securitization Corp., Series
 1997-D5 A1C 6.75% 2041 ................        50,000         55,983
Athena Neurosciences Finance, LLC 7.25%
 2008 ..................................       110,000         63,250
BB&T Corp. 4.75% 2012 ..................       110,000        111,230
Chase Credit Card Master Trust, Series
 1997-5 A 6.19% 2005 ...................        60,000         60,551
CIT Group, Inc. 7.50% 2003 .............        55,000         56,795
CIT Group, Inc. 7.63% 2005 .............        50,000         53,082

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. 6.75% 2005 .............  $    130,000   $    143,623
CS First Boston Mtg. Securities Corp.,
 Series 1997-C1 A1B 7.15% 2029 .........        80,000         87,210
CS First Boston Mtg. Securities Corp.,
 Series 1997-C1 A1C 7.24% 2029 .........        70,000         79,540
DLJ Mtg. Acceptance Corp., Series
 1997-CF2 A1B 6.82% 2030* ..............       100,000        111,565
First Union-Lehman Bros. Com. Mtg. Trust
 II, Series 1997-C2 A2 6.60% 2029 ......        84,226         89,527
Fleet Mtg. Group, Inc., Series MTNA
 6.84% 2003 ............................        30,000         30,676
Ford Motor Credit Co. 7.60% 2005 .......       145,000        147,427
Gemstone Investor, Ltd. 7.71% 2004* ....       120,000         96,078
General Electric Capital Corp. 8.70%
 2007 ..................................        20,000         23,979
General Motors Acceptance Corp. 6.88%
 2011 ..................................       140,000        136,965
Household Finance Corp. 6.38% 2011 .....        50,000         46,479
LB-UBS Commercial Mtg. Trust, Series
 2001-C7 A5 6.13% 2002 .................        90,000         99,622
MDP Acquisitions, PLC 9.63% 2012 .......         5,000          4,938
Merrill Lynch Mtg. Investors, Inc.,
 Series 1997-C2 A2 6.54% 2029 ..........       100,000        111,956
Morgan Stanley Dean Witter Capital I,
 Series 2001-TOP3 A4 6.39% 2033 ........       110,000        123,929
Natexis Banques Populaires 7.00%
 2005 ..................................        50,000         54,548
Overseas Private Investment Corp.,
 Series 96-A 6.99% 2009 ................       273,332        307,673
PCA LLC/PCA Finance Corp. 11.88%
 2009* .................................        10,000         10,200
PP&L Transition Bond, LLC, Series 1999-1
 A7 7.05% 2009 .........................       118,000        134,949
Principal Financial Group 8.20%
 2009* .................................        90,000        104,774
Private Export Funding Corp. 6.62%
 2005 ..................................       120,000        134,272
Private Export Funding Corp., Series C
 6.31% 2004 ............................       100,000        108,252
Private Export Funding Corp., Series YY
 7.03% 2003 ............................        35,000         37,013
Qwest Capital Funding, Inc. 7.25%
 2011 ..................................        25,000         11,000
Sun Canada Financial Co. 6.63% 2007* ...        65,000         72,944
Toyota Motor Credit Corp. 5.63% 2003 ...        40,000         41,520
UCAR Finance, Inc. 10.25% 2012 .........         5,000          4,750
Von Hoffmann Corp. 10.25% 2009* ........        10,000          9,400

INSURANCE -- 1.8%
AAG Holding Co., Inc. 6.88% 2008 .......        50,000         53,028
Ace Capital Trust II 9.70% 2030 ........       110,000        135,511
Allstate Financing II 7.83% 2045 .......        24,000         26,290
American Financial Group, Inc. 7.13%
 2009 ..................................        25,000         23,870
AmerUs Group Co. 6.95% 2005 ............        90,000         95,989
AXA Financial, Inc. 7.00% 2028 .........        60,000         62,074
CIGNA Corp. 7.88% 2027 .................        60,000         69,460
Everest Reinsurance Holdings, Inc. 8.50%
 2005 ..................................        10,000         11,218
Everest Reinsurance Holdings, Inc. 8.75%
 2010 ..................................       100,000        119,934
Farmers Insurance Exchange 8.50%
 2004* .................................       140,000        135,064
Florida Windstorm Underwriting Assoc.
 7.13% 2019* ...........................       140,000        158,518
Jackson National Life Insurance Co.
 8.15% 2027* ...........................        22,000         25,346
Liberty Mutual Insurance Co. 7.70%
 2097* .................................        50,000         41,967
Lumbermens Mutual Casualty Co. 8.30%
 2037* .................................       130,000         55,983
MONY Group, Inc. 7.45% 2005 ............       130,000        137,393
Provident Financing Trust I 7.41%
 2038 ..................................        50,000         46,980
Prudential Financial, Inc. 6.88%
 2003* .................................       125,000        127,697
ReliaStar Financial Corp. 8.00% 2006 ...        60,000         69,232
SAFECO Corp. 7.25% 2012 ................        30,000         32,284
St. Paul Cos., Inc. 5.75% 2007 .........       130,000        134,997
UnumProvident Corp. 7.63% 2011 .........        10,000         11,021
W.R. Berkley Capital Trust 8.20%
 2045 ..................................       170,000        162,857

----------------
12

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
XL Capital Finance Europe, PLC 6.50%
 2012 ..................................  $     65,000   $     69,582
                                                         ------------
                                                            5,703,707
                                                         ------------

HEALTHCARE -- 0.8%
DRUGS -- 0.1%
Omnicare, Inc., Series B 8.13% 2011 ....         5,000          5,212
Wyeth 6.25% 2006 .......................       100,000        107,969

HEALTH SERVICES -- 0.5%
Anthem, Inc. 6.80% 2012 ................       125,000        137,330
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000          8,500
Beverly Enterprises, Inc. 9.63% 2009 ...         5,000          4,300
HCA, Inc. 6.30% 2012 ...................        50,000         49,415
HEALTHSOUTH Corp. 7.38% 2006 ...........         5,000          3,700
Humana, Inc. 7.25% 2006 ................        50,000         54,597
Radiologix, Inc., Series B 10.50%
 2008 ..................................        15,000         14,550
Triad Hospitals Holdings, Inc., Series B
 11.00% 2009 ...........................        10,000         10,975
Triad Hospitals, Inc. 8.75% 2009 .......         5,000          5,263
UnitedHealth Group, Inc. 7.50% 2005 ....        90,000        101,863
Wellpoint Health Networks, Inc. 6.38%
 2012 ..................................        40,000         44,104

MEDICAL PRODUCTS -- 0.2%
Advanced Med Optics, Inc. 9.25% 2010 ...         5,000          4,900
ALARIS Medical, Inc. 9.75% 2006 ........        10,000          9,550
ALARIS Medical, Inc. 11.13% 2008(2) ....        30,000         24,600
Beckman Coulter, Inc. 7.10% 2003 .......        40,000         40,677
Bio-Rad Laboratories, Inc. 11.63%
 2007 ..................................         2,000          2,200
Cardinal Health, Inc. 7.00% 2026 .......        80,000         88,314
CONMED Corp. 9.00% 2008 ................        15,000         15,150
Physician Sales & Service, Inc. 8.50%
 2007 ..................................        10,000          9,800
Sybron Dental Specialties, Inc. 8.13%
 2012* .................................         5,000          4,963
Universal Hospital Services, Inc. 10.25%
 2008 ..................................        15,000         14,250
                                                         ------------
                                                              762,182
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
K & F Industries, Inc., Series B 9.25%
 2007 ..................................        10,000         10,250
SCL Terminal Aereo Santiago SA 6.95%
 2012* .................................       110,788        122,367
Sequa Corp. 8.88% 2008 .................        10,000          8,900

BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc., Series
 B 8.50% 2008 ..........................        20,000         19,000
American Color Graphics, Inc. 12.75%
 2005 ..................................        10,000          9,812
ERAC USA Finance Co. 8.00% 2011* .......       110,000        122,657
Flag, Ltd. 8.25% 2008(3) ...............         5,000            125
Interpublic Group Cos., Inc. 7.25%
 2011 ..................................        60,000         60,160
Iron Mountain, Inc. 8.25% 2011 .........         5,000          4,950
Mail-Well I Corp. 9.63% 2012* ..........         5,000          3,450
Pierce Leahy Command Co. 8.13% 2008 ....         5,000          4,975
PSA Corp., Ltd. 7.13% 2005* ............        60,000         66,960
Quebecor World, Inc. 8.38% 2008 ........         5,000          5,206

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.1%
American Standard Cos., Inc. 7.63%
 2010 ..................................  $      5,000   $      5,175
Eaton Corp. 7.65% 2029 .................       100,000        117,725
WESCO Distribution, Inc., Series B 9.13%
 2008 ..................................        15,000         12,900

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .............        15,000         11,700
Case Corp. 7.25% 2005 ..................        10,000          8,900
Numatics, Inc., Series B 9.63% 2008 ....         5,000          2,300
Roller Bearing Co. of America, Inc.,
 Series B 9.63% 2007 ...................         5,000          4,800
Tyco International Group SA 6.13%
 2009 ..................................         5,000          4,100
Tyco International Group SA 6.38%
 2011 ..................................        20,000         16,200
Tyco International Group SA 6.75%
 2011 ..................................         5,000          4,100

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022 .......        73,628         83,745
Limestone Electron Trust 8.63% 2003* ...        15,000         13,361
                                                         ------------
                                                              723,818
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.4%
BROADCASTING & MEDIA -- 0.9%
AOL Time Warner, Inc. 5.63% 2005 .......        50,000         47,198
AOL Time Warner, Inc. 7.63% 2031 .......        90,000         74,679
CanWest Media, Inc. 10.63% 2011 ........        10,000         10,600
Century Communications Corp., Series B
 zero coupon 2008(3) ...................        30,000          5,100
Charter Communications Holdings Capital
 Corp., LLC 8.63% 2009 .................        15,000          9,225
Charter Communications Holdings Capital
 Corp., LLC 9.92% 2011(2) ..............         5,000          2,275
Charter Communications Holdings Capital
 Corp., LLC 13.50% 2011(2) .............        30,000         10,200
Classic Cable, Inc. 10.50% 2010(3) .....        25,000          3,625
Clear Channel Communications, Inc. 6.00%
 2006 ..................................       120,000        119,864
Comcast Cable Communications Inc. 8.50%
 2027 ..................................        15,000         14,550
CSC Holdings, Inc. 7.63% 2011 ..........        20,000         16,003
EchoStar DBS Corp. 9.38% 2009 ..........        25,000         24,000
Entravision Communications Corp. 8.13%
 2009 ..................................         5,000          5,100
Frontiervision Holdings LP 11.88%
 2007(2)(3) ............................        10,000          5,300
Frontiervision Holdings LP, Series B
 11.88% 2007(2)(3) .....................         5,000          2,675
Liberty Media Corp. 7.75% 2009 .........        60,000         61,392
LIN Holdings Corp. 10.00% 2008(2) ......        15,000         14,850
Mediacom Broadband, LLC 11.00% 2013 ....        10,000          9,200
Mediacom, LLC 9.50% 2013 ...............         5,000          4,075
News America Holdings, Inc. 8.00%
 2016 ..................................       120,000        132,808
Primedia, Inc. 8.88% 2011 ..............        15,000         11,250
Quebecor Media, Inc. 13.75% 2011(2) ....        35,000         16,275
Reed Elsevier Capital, Inc. 6.13%
 2006 ..................................       120,000        130,826
Rogers Communications, Inc. 8.88%
 2007 ..................................         5,000          4,200
Scholastic Corp. 7.00% 2003 ............        35,000         36,573
United Pan-Europe Communications NV
 11.25% 2010(3) ........................         5,000            125
United Pan-Europe Communications NV
 11.50% 2010(3) ........................        15,000            375
Viacom, Inc. 7.75% 2005 ................        40,000         44,538
Young Broadcasting, Inc. 10.00% 2011 ...         3,000          2,723

----------------
14

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.0%
Corus Entertainment, Inc. 8.75% 2012 ...  $     10,000   $     10,175
Hasbro, Inc. 8.50% 2006 ................         9,000          9,270

LEISURE & TOURISM -- 0.5%
Air Canada, Inc. 10.25% 2011 ...........        20,000         10,900
American Airlines, Inc., Series 01-1
 6.82% 2011 ............................        70,000         66,536
Atlas Air, Inc. 9.38% 2006 .............        10,000          3,600
Atlas Air, Inc. 10.75% 2005 ............         5,000          2,075
Continental Airlines, Inc., Series 981A
 6.65% 2019 ............................        17,737         16,028
Delta Air Lines, Inc. 7.90% 2009 .......        15,000          9,900
Delta Air Lines, Inc. 7.92% 2010 .......        45,000         43,212
Harrah's Operating Co., Inc. 8.00%
 2011 ..................................       120,000        136,697
Icon Health & Fitness, Inc. 11.25%
 2012* .................................        10,000          9,700
Mandalay Resort Group 9.25% 2005 .......        15,000         15,412
MGM Mirage, Inc. 8.38% 2011 ............        20,000         20,750
Northwest Airlines, Inc. 8.88% 2006 ....         5,000          2,500
Northwest Airlines, Inc. 9.88% 2007 ....         5,000          2,450
Station Casinos, Inc. 8.88% 2008 .......        10,000         10,300
True Temper Sports, Inc., Series B
 10.88% 2008 ...........................        15,000         15,525
US Airways, Inc. 7.08% 2022 ............        48,375         50,319
USA Interactive 6.75% 2005 .............        90,000         80,261
Venetian Casino Resort, LLC 11.00%
 2010* .................................        10,000          9,800
                                                         ------------
                                                            1,345,014
                                                         ------------

INFORMATION TECHNOLOGY -- 1.0%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 .....        50,000         54,049

COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Hewlett-Packard Co. 5.75% 2006 .........       110,000        113,586
Xerox Capital Europe, PLC 5.88% 2004 ...        10,000          7,900
Xerox Corp. 9.75% 2009* ................        15,000         12,000

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008 ......        20,000         14,000
Amkor Technology, Inc. 10.50% 2009 .....        15,000          6,600
Amphenol Corp. 9.88% 2007 ..............         3,000          3,127
ChipPAC International Co., Ltd., Series
 B 12.75% 2009 .........................        30,000         29,400
Fairchild Semiconductor International,
 Inc. 10.50% 2009 ......................         5,000          5,200
L-3 Communications Corp., Series B 8.00%
 2008 ..................................         5,000          5,175
SCG Holdings & Semiconductor Co. 12.00%
 2009 ..................................        35,000         13,300
Solectron Corp. 9.63% 2009 .............        10,000          8,250

TELECOMMUNICATIONS -- 0.7%
Adelphia Communications Corp. 9.38%
 2009(3) ...............................         5,000          1,825
Adelphia Communications Corp., Series B
 8.38% 2008(3) .........................         5,000          1,825
AT&T Corp. 6.50% 2006 ..................       125,000        123,125
AT&T Wireless Services, Inc. 7.88%
 2011 ..................................       120,000         91,800
Avaya, Inc. 11.13% 2009 ................        20,000         12,600
Compania de Telecomunicaciones de Chile
 7.63% 2006 ............................        30,000         32,010
Compania de Telecomunicaciones de Chile
 8.38% 2006 ............................         5,000          5,295
Crown Castle International Corp. 10.63%
 2007(2) ...............................        15,000         10,200
GCI, Inc. 9.75% 2007 ...................        30,000         18,000

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
GTE Corp. 6.36% 2006 ...................  $     95,000   $     99,041
Insight Midwest LP/Insight Capital, Inc.
 9.75% 2009 ............................        20,000         17,600
Insight Midwest LP/Insight Capital, Inc.
 10.50% 2010 ...........................        10,000          8,900
Lucent Technologies, Inc. 5.50% 2008 ...         5,000          1,800
Lucent Technologies, Inc. 7.25% 2006 ...        10,000          4,000
Nextel Communications, Inc. 9.50%
 2011 ..................................        10,000          7,475
Nextel Communications, Inc. 9.75%
 2007(2) ...............................        30,000         23,400
Rogers Cantel, Inc. 9.38% 2008 .........         5,000          3,600
Rogers Cantel, Inc. 9.75% 2016 .........         5,000          3,200
Rogers Wireless, Inc. 9.63% 2011 .......        20,000         14,200
Satelites Mexicanos SA de CV, Series B
 10.13% 2004 ...........................        10,000          4,000
Singapore Telecommunications, Ltd. 6.38%
 2011* .................................        20,000         21,408
Sprint Capital Corp. 6.13% 2008 ........        50,000         33,250
Sprint Capital Corp. 6.88% 2028 ........        50,000         29,000
Telecommunications Techniques Co., LLC
 9.75% 2008 ............................        10,000          2,200
Telecomunicaciones de Puerto Rico, Inc.
 6.65% 2006 ............................       130,000        130,276
Time Warner Telecom, Inc. 10.13%
 2011 ..................................         5,000          2,100
United States West Communications, Inc.
 6.88% 2033 ............................        10,000          6,687
Williams Communications Group, Inc.
 10.88% 2009(3) ........................        10,000          1,025
WorldCom, Inc. 7.55% 2004(3) ...........        20,000          2,450
WorldCom, Inc. 8.25% 2031(3) ...........        55,000          6,737
                                                         ------------
                                                              991,616
                                                         ------------

MATERIALS -- 1.0%
CHEMICALS -- 0.4%
ARCO Chemical Co. 9.80% 2020 ...........         5,000          3,850
Chevron Phillips Chemical Co., LLC 5.38%
 2007 ..................................       100,000        105,789
ICI Wilmington, Inc. 6.95% 2004 ........       100,000        106,299
IMC Global, Inc. 7.63% 2005 ............        15,000         14,540
IMC Global, Inc. 10.88% 2008 ...........        10,000         10,861
Lyondell Chemical Co., Series B 9.88%
 2007 ..................................        30,000         27,750
PCI Chemicals Canada Co. 10.00% 2008 ...         1,093            754
Pioneer Companies, Inc. 5.30%
 2002(4) ...............................           364            244
Potash Corp. of Saskatchewan, Inc. 7.75%
 2011 ..................................        35,000         41,056
Praxair, Inc. 6.75% 2003 ...............        75,000         76,262
Resolution Performance Products, Inc.
 13.50% 2010 ...........................        10,000         11,050
Texas Petrochemicals Corp. 11.13%
 2006 ..................................        10,000          6,300
Texas Petrochemicals Corp., Series B
 11.13% 2006 ...........................         5,000          3,000

FOREST PRODUCTS -- 0.4%
Abitibi-Consolidated, Inc. 8.55%
 2010 ..................................        90,000         94,921
Buckeye Cellulose Corp. 8.50% 2005 .....        10,000          8,300
Caraustar Industries, Inc. 9.88%
 2011 ..................................        10,000         10,150
Georgia-Pacific Group 9.50% 2011 .......        20,000         17,191
Longview Fibre Co. 10.00% 2009 .........         5,000          5,125
Owens-Illinois, Inc. 7.50% 2010 ........        15,000         12,525
Owens-Illinois, Inc. 7.85% 2004 ........        15,000         14,250
Pacifica Papers, Inc. 10.00% 2009 ......         5,000          5,000
Packaging Corp. of America 9.63%
 2009 ..................................         5,000          5,362
Paperboard Industries International,
 Inc. 8.38% 2007 .......................         5,000          4,800
Sappi Papier Holding AG 6.75% 2012* ....        35,000         38,370

----------------
16

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Sealed Air Corp. 8.75% 2008* ...........  $     80,000   $     65,941
Silgan Holdings, Inc. 9.00% 2009 .......         5,000          5,175
Stone Container Corp. 8.38% 2012* ......        10,000          9,950
Stone Container Corp. 9.25% 2008 .......         5,000          5,150
Stone Container Corp. 9.75% 2011 .......         5,000          5,256
Temple-Inland, Inc. 7.88% 2012 .........       100,000        111,451

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% 2009 ..............        15,000         14,850
Alcan, Inc. 6.45% 2011 .................        30,000         33,677
Century Aluminum Co. 11.75% 2008 .......        10,000          9,600
National Steel Corp., Series D 9.88%
 2009(3) ...............................        25,000          8,563
Oregon Steel Mills, Inc. 10.00%
 2009* .................................         5,000          5,000
Phelps Dodge Corp. 8.75% 2011 ..........        60,000         61,041
United States Steel, LLC 10.75% 2008 ...        20,000         19,700
Weirton Steel Corp. 10.00%
 2008(3)(5) ............................        16,500          4,125
                                                         ------------
                                                              983,228
                                                         ------------

MUNICIPAL BONDS -- 0.4%
MUNICIPAL BONDS -- 0.4%
Allentown, Pennsylvania Taxable General
 Obligation 6.20% 2005 .................       120,000        132,577
Fresno Cnty., California Pension Oblig.
 Escrowed to Maturity 6.07% 2003 .......        45,000         46,703
Fresno Cnty., California Pension Oblig.
 Unrefunded Balance 6.07% 2003 .........         5,000          5,183
Hudson Cnty., New Jersey Improvement
 Authority Facility 6.55% 2002 .........        45,000         45,369
Huntsville, Alabama Solid Waste Disposal
 Authority 5.95% 2003 ..................        50,000         52,188
Miami, Florida Revenue 7.25% 2003 ......        60,000         63,858
                                                         ------------
                                                              345,878
                                                         ------------

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.3%
Beazer Homes USA, Inc. 8.63% 2011 ......        10,000         10,050
EOP Operating LP 6.38% 2003 ............        60,000         60,722
Liberty Property LP 7.25% 2011 .........        25,000         28,056
Liberty Property LP 8.50% 2010 .........        70,000         83,661
Pulte Homes, Inc. 8.13% 2011 ...........       110,000        125,356
Susa Partnership LP 6.95% 2006 .........        40,000         44,579

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Avalonbay Communities, Inc., Series MTN
 7.50% 2010 ............................       120,000        137,694
Host Marriott LP 9.50% 2007 ............        15,000         15,075
Regency Centers LP 7.75% 2009 ..........        30,000         34,332
                                                         ------------
                                                              539,525
                                                         ------------

U.S. GOVERNMENT AGENCIES -- 4.0%
U.S. GOVERNMENT AGENCIES -- 4.0%
Federal Home Loan Mtg. Corp. 6.00%
 2013 -- 2032 ..........................       329,452        341,204
Federal Home Loan Mtg. Corp. 6.50%
 2022 -- 2029 ..........................       146,799        154,896
Federal Home Loan Mtg. Corp. 6.55%
 2022 ..................................        32,000         33,570
Federal Home Loan Mtg. Corp. 6.75%
 2022 ..................................       105,000        110,207
Federal Home Loan Mtg. Corp. 7.00%
 2023 ..................................        12,000         13,005
Federal Home Loan Mtg. Corp. 7.50%
 2023 -- 2028 ..........................        56,083         59,441

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 7.75%
 2022 ..................................  $     21,160   $     22,720
Federal Home Loan Mtg. Corp. 8.50%
 2019 ..................................         6,879          7,441
Federal National Mtg. Assoc. 5.25%
 2003 ..................................       590,000        596,195
Federal National Mtg. Assoc. 5.75%
 2008 ..................................       955,000      1,065,885
Federal National Mtg. Assoc. 6.18%
 2008 ..................................        19,018         21,312
Federal National Mtg. Assoc. 6.30%
 2008 ..................................        18,937         21,234
Federal National Mtg. Assoc. 6.31%
 2011 ..................................       196,966        206,197
Federal National Mtg. Assoc. 6.32%
 2011 ..................................           148            153
Federal National Mtg. Assoc. 6.34%
 2008 ..................................        18,401         20,643
Federal National Mtg. Assoc. 6.36%
 2008 ..................................        37,923         42,206
Federal National Mtg. Assoc. 6.43%
 2008 ..................................        18,933         21,336
Federal National Mtg. Assoc. 6.50%
 2013 ..................................        97,556        102,393
Federal National Mtg. Assoc. 6.56%
 2011 ..................................       198,157        207,445
Federal National Mtg. Assoc. 7.04%
 2007 ..................................        18,891         21,497
Federal National Mtg. Assoc. 8.00%
 2006 ..................................         3,361          3,591
Government National Mtg. Assoc. 7.00%
 2022 -- 2031 ..........................       675,195        709,671
Government National Mtg. Assoc. 7.25%
 2027 ..................................        48,757         51,678
Government National Mtg. Assoc. 7.50%
 2023 -- 2029 ..........................        70,618         75,059
Government National Mtg. Assoc. 8.00%
 2031 ..................................        34,937         37,496
Government National Mtg. Assoc. 8.50%
 2017 ..................................         9,248         10,175
Government National Mtg. Assoc. 9.00%
 2021 ..................................         3,021          3,361
                                                         ------------
                                                            3,960,011
                                                         ------------

U.S. GOVERNMENT OBLIGATIONS -- 9.1%
U.S. TREASURIES -- 9.1%
United States Treasury Bond Strip zero
 coupon 2012 -- 2021 ...................     1,575,000        676,996
United States Treasury Bonds 5.25%
 2028 -- 2029 ..........................     1,435,000      1,526,778
United States Treasury Bonds 5.38%
 2031 ..................................     1,500,000      1,666,875
United States Treasury Bonds 6.13%
 2029 ..................................       700,000        837,781
United States Treasury Bonds 6.25%
 2023 ..................................       160,000        190,800
United States Treasury Notes 3.50%
 2011 ..................................       433,889        480,936
United States Treasury Notes 4.75%
 2008 ..................................       300,000        329,472
United States Treasury Notes 5.50%
 2009 ..................................       600,000        684,936
United States Treasury Notes 5.75%
 2005 ..................................       400,000        444,280
United States Treasury Notes 5.88%
 2004 ..................................     2,000,000      2,171,700
                                                         ------------
                                                            9,010,554
                                                         ------------

UTILITIES -- 1.0%
ELECTRIC UTILITIES -- 0.8%
AES Corp. 8.88% 2011 ...................        20,000          9,800
Avista Corp. 9.75% 2008 ................       175,000        163,457
Calpine Corp. 8.50% 2011 ...............        20,000          8,200
Calpine Corp. 8.63% 2010 ...............        20,000          7,900
CMS Energy Corp. 8.50% 2011 ............         5,000          3,825
CMS Energy Corp. 8.90% 2008 ............        10,000          7,800
Conectiv, Inc., Series FSA 6.38%
 2005 ..................................        20,000         21,736
Dominion Resources, Inc. 3.88% 2004 ....       140,000        140,269
Peco Energy Transition Trust, Series
 2001-A A1 6.52% 2010 ..................       110,000        125,847
Pepco Holdings, Inc. 5.50% 2007* .......        80,000         82,112
Progress Energy, Inc. 7.10% 2011 .......       100,000        109,336

----------------
18

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
PSE&G Power, LLC 6.88% 2006 ............  $    110,000   $    110,833
Public Service Electric & Gas Co.,
 Series MBIA 8.88% 2003 ................        11,000         11,465

GAS & PIPELINE UTILITIES -- 0.2%
Duke Energy Field Services, LLC 5.75%
 2006 ..................................       100,000         96,692
Dynegy Holdings, Inc. 6.88% 2011 .......        70,000         21,350
Energen Corp. 7.63% 2010 ...............        60,000         67,739
                                                         ------------
                                                              988,361
                                                         ------------
TOTAL BONDS & NOTES
 (cost $26,029,218).....................                   27,311,456
                                                         ------------

WARRANTS -- 0.0%+
                                             SHARES
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp.
 Expires 7/15/2007 (1) .................            10              0
                                                         ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires
 4/15/2008 (1) .........................            10              0
McLeodUSA, Inc. Expires 4/16/2007 ......           450             23
                                                         ------------
                                                                   23
                                                         ------------
TOTAL WARRANTS (cost $1,937)............                           23
                                                         ------------
TOTAL INVESTMENT SECURITIES
 (cost $99,364,477).....................                   87,868,084
                                                         ------------

SHORT-TERM SECURITIES -- 7.3%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.0%
Citicorp 1.90% due 10/1/02
 (cost $1,000,000) .....................  $  1,000,000      1,000,000
                                                         ------------

FEDERAL AGENCY OBLIGATIONS -- 6.3%
Federal Home Loan Mtg. Disc. Notes 1.70%
 due 10/1/02 (cost $6,200,000) .........     6,200,000      6,200,000
                                                         ------------
TOTAL SHORT-TERM SECURITIES
 (cost $7,200,000)......................                    7,200,000
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 2.4%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%
State Street Bank & Trust Co. Joint
 Repurchase Agreement Account (Note
 3) ....................................  $  1,385,000   $  1,385,000
UBS Warburg LLC Joint Repurchase
 Agreement Account (Note 3) ............     1,000,000      1,000,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS
 (cost $2,385,000)......................                    2,385,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $108,949,477)                            98.7%   97,453,084
Other assets less liabilities --                  1.3     1,248,137
                                           ----------  ------------
NET ASSETS --                                   100.0% $ 98,701,221
                                           ==========  ============

-------------
+   Non-income producing securities.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR -- American Depository Receipt
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default.
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2002.
(5) Variable rate security - the rate reflected is as of September 30, 2002; maturity date reflects next reset date.
(6) A portion of this security is subject to call options written; see Note 3.

OPEN CALL OPTIONS WRITTEN
-------------------------------------------------------------------------------------------------------------------
                                CONTRACT       STRIKE    NUMBER OF   PREMIUMS        VALUE AS OF        UNREALIZED
       DESCRIPTION               MONTH         PRICE     CONTRACTS   RECEIVED    SEPTEMBER 30, 2002    APPRECIATION
-------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.    November 2002     $45         30        $10,039          $ 7,500            $2,539
IDEC Pharmaceuticals Corp.    November 2002      40         36         22,391           18,360             4,031
                                                                                                          ------
                                                                                                          $6,570
                                                                                                          ======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------
     CONTRACT                 IN            DELIVERY   GROSS UNREALIZED
    TO DELIVER           EXCHANGE FOR         DATE       APPRECIATION
-----------------------------------------------------------------------
*USD      128,327           EUR 130,000    10/10/2002      $     49
*USD      168,626           EUR 175,000    10/25/2002         4,072
*USD      317,393           EUR 340,000    11/07/2002        17,952
                                                           --------
                                                             22,073
                                                           --------

                                                       GROSS UNREALIZED
                                                         DEPRECIATION
-----------------------------------------------------------------------
*EUR      130,000          USD  117,061    10/10/2002       (11,315)
*EUR      435,000          USD  400,544    10/25/2002       (28,734)
*EUR      340,000          USD  304,810    11/07/2002       (30,535)
*EUR      275,000          USD  262,095    01/31/2003        (8,203)
*USD       99,347          EUR  100,000    01/31/2003        (1,057)
                                                           --------
                                                            (79,844)
                                                           --------
Net Unrealized Depreciation..........................      $(57,771)
                                                           ========

-------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

EUR  -- Euro Dollar
USD  -- United States Dollar

See Notes to Financial Statements.

----------------
20

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002
                                                      (UNAUDITED)

COMMON STOCK -- 48.1%
                                                      SHARES       VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.2%
APPAREL & TEXTILES -- 0.4%
Coach, Inc.+ .....................................      24,000  $    614,400

AUTOMOTIVE -- 0.4%
Aftermarket Technology Corp.+ ....................      12,000       155,160
American Axle & Manufacturing Holdings, Inc.+ ....       5,200       129,896
General Motors Corp. .............................       3,000       116,700
United Auto Group, Inc.+ .........................      14,000       196,140

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Furniture Brands International, Inc.+ ............       4,500       103,275

RETAIL -- 3.3%
Amazon.Com, Inc.+ ................................      51,250       816,413
Avon Products, Inc. ..............................       2,000        92,200
Dollar Tree Stores, Inc.+ ........................      17,330       381,953
Gymboree Corp.+ ..................................      11,600       189,196
Home Depot, Inc. .................................      22,250       580,725
Kohl's Corp.+ ....................................       5,000       304,050
Martha Stewart Living Omnimedia, Inc., Class
 A+ ..............................................      11,200        78,400
Masco Corp. ......................................      18,300       357,765
Office Depot, Inc.+ ..............................       7,000        86,380
Sears, Roebuck & Co. .............................       4,000       156,000
Target Corp. .....................................       5,000       147,600
TJX Cos., Inc. ...................................      22,360       380,120
Too, Inc.+ .......................................      10,600       246,768
Wal-Mart Stores, Inc. ............................      15,500       763,220
Williams-Sonoma, Inc.+ ...........................       9,200       217,396
Yankee Candle Co., Inc.+ .........................      11,300       194,021
                                                                ------------
                                                                   6,307,778
                                                                ------------

CONSUMER STAPLES -- 1.7%
FOOD, BEVERAGE & TOBACCO -- 1.0%
Anheuser-Busch Cos., Inc. ........................       3,000       151,800
Coca-Cola Co. ....................................       8,000       383,680
Constellation Brands, Inc., Class A+ .............       5,600       129,360
Diageo, PLC ADR ..................................       4,000       199,640
PepsiCo, Inc. ....................................       5,000       184,750
Philip Morris Cos., Inc. .........................       8,000       310,400
UST, Inc. ........................................       4,000       112,840

HOUSEHOLD & PERSONAL PRODUCTS -- 0.7%
Clorox Co. .......................................       6,000       241,080
Gillette Co. .....................................       5,000       148,000
Newell Rubbermaid, Inc. ..........................      19,500       601,965

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Procter & Gamble Co. .............................       1,400  $    125,132
                                                                ------------
                                                                   2,588,647
                                                                ------------

EDUCATION -- 0.6%
EDUCATION -- 0.6%
Apollo Group, Inc., Class A+ .....................       8,550       371,326
Career Education Corp.+ ..........................      10,200       489,682
                                                                ------------
                                                                     861,008
                                                                ------------

ENERGY -- 3.4%
ENERGY SERVICES -- 1.9%
BJ Services Co.+ .................................      28,925       752,050
Nabors Industries, Ltd.+ .........................      15,600       510,900
Patterson-UTI Energy, Inc.+ ......................      17,395       443,746
Smith International, Inc.+ .......................      37,105     1,087,548
Weatherford International, Ltd.+ .................       3,300       122,562

ENERGY SOURCES -- 1.5%
Anadarko Petroleum Corp. .........................      12,940       576,348
Apache Corp. .....................................       2,500       148,625
ENSCO International, Inc. ........................      14,600       365,584
Exxon Mobil Corp. ................................       6,400       204,160
GlobalSantaFe Corp. ..............................      13,721       306,664
Murphy Oil Corp. .................................       5,055       414,864
Petroleo Brasileiro SA ADR .......................      14,425       154,780
                                                                ------------
                                                                   5,087,831
                                                                ------------

FINANCE -- 8.3%
BANKS -- 2.3%
Bank of America Corp. ............................       8,500       542,300
Commerce Bancshares, Inc. ........................       3,000       117,210
Fifth Third Bancorp ..............................       9,457       579,052
FleetBoston Financial Corp. ......................       3,000        60,990
Hibernia Corp., Class A ..........................      39,000       779,610
J.P. Morgan Chase & Co. ..........................       6,000       113,940
National City Corp. ..............................      12,300       350,919
Wachovia Corp. ...................................      17,300       565,537
Wells Fargo & Co. ................................       6,000       288,960

FINANCIAL SERVICES -- 2.5%
American Express Co. .............................       6,500       202,670
Charles Schwab Corp. .............................      22,200       193,140
Citigroup, Inc. ..................................      22,738       674,182
Concord EFS, Inc.+ ...............................       6,200        98,456
E*TRADE Group, Inc.+ .............................      50,875       226,394
Federal National Mtg. Assoc. .....................      13,055       777,294
Goldman Sachs Group, Inc. ........................       6,280       414,668
Lehman Brothers Holdings, Inc. ...................       9,200       451,260
Mellon Financial Corp. ...........................       1,500        38,895
Merrill Lynch & Co., Inc. ........................       3,000        98,850

----------------
22

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Morgan Stanley, Dean Witter & Co. ................       3,000  $    101,640
SLM Corp. ........................................       4,700       437,758

INSURANCE -- 3.5%
AFLAC, Inc. ......................................      28,905       887,094
Allstate Corp. ...................................      32,275     1,147,376
Berkshire Hathaway, Inc., Class B+ ...............         826     2,036,090
MetLife, Inc. ....................................       4,500       102,420
Willis Group Holdings, Ltd.+ .....................      13,595       455,297
XL Capital, Ltd., Class A ........................       9,165       673,628
                                                                ------------
                                                                  12,415,630
                                                                ------------

HEALTHCARE -- 10.4%
DRUGS -- 4.0%
Abbott Laboratories ..............................      13,600       549,440
Amgen, Inc.+ .....................................       4,500       187,650
Forest Laboratories, Inc.+ .......................      11,765       964,848
Genentech, Inc.+ .................................      15,310       499,565
Genzyme Corp.+ ...................................      15,865       326,978
IDEC Pharmaceuticals Corp.(6)+ ...................      12,700       527,304
Merck & Co., Inc. ................................       2,500       114,275
Novartis AG ADR ..................................      10,770       427,892
Pfizer, Inc. .....................................      42,525     1,234,075
Pharmacia Corp. ..................................       2,000        77,760
Wyeth ............................................      34,100     1,084,380

HEALTH SERVICES -- 2.9%
Anthem, Inc.+ ....................................      13,934       905,710
First Health Group Corp.+ ........................      10,800       292,896
HCA, Inc. ........................................       5,000       238,050
Laboratory Corp. of America Holdings+ ............      16,685       563,620
MEDIQ, Inc.+(1) ..................................          27             0
Tenet Healthcare Corp.+ ..........................      27,062     1,339,569
UnitedHealth Group, Inc. .........................       5,905       515,034
Weight Watchers International, Inc.+ .............       9,300       403,248

MEDICAL PRODUCTS -- 3.5%
AmerisourceBergen Corp. ..........................      10,530       752,053
Beckman Coulter, Inc. ............................       9,100       352,170
Biovail Corp.+ ...................................       1,985        49,010
Boston Scientific Corp.+ .........................      14,000       441,840
Cardinal Health, Inc. ............................       9,820       610,804
DENTSPLY International, Inc. .....................      13,300       534,261
Guidant Corp.+ ...................................      17,665       570,756
Johnson & Johnson ................................       9,444       510,731
McKesson Corp. ...................................      14,585       413,193
Medtronic, Inc. ..................................      17,520       737,942
Transkaryotic Therapies, Inc.+ ...................       8,700       281,967
                                                                ------------
                                                                  15,507,021
                                                                ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 6.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
Boeing Co. .......................................       3,000  $    102,390
General Dynamics Corp. ...........................       7,625       620,141
Lockheed Martin Corp. ............................       4,000       258,680
Northrop Grumman Corp. ...........................       4,200       520,968
Raytheon Co. .....................................      27,700       811,610
Textron, Inc. ....................................       3,000       102,300
United Technologies Corp. ........................       3,000       169,470
Verdian Corp.+ ...................................       8,400       209,832

BUSINESS SERVICES -- 1.7%
Cendant Corp.+ ...................................      15,000       161,400
Donaldson Co., Inc. ..............................       4,700       161,351
Ingersoll-Rand Co., Inc., Class A ................       4,000       137,760
Paychex, Inc. ....................................       9,700       235,419
Republic Services, Inc., Class A+ ................      19,300       362,840
Stericycle, Inc.+ ................................       9,300       315,456
Waste Connections, Inc.+ .........................      24,700       859,313
Waste Management, Inc. ...........................      11,400       265,848

ELECTRICAL EQUIPMENT -- 0.2%
A.O. Smith Corp. .................................       9,700       275,674

MACHINERY -- 0.4%
Deere & Co. ......................................       4,000       181,800
SPX Corp.+ .......................................       1,700       171,530
Stanley Works ....................................       6,095       199,124

MULTI-INDUSTRY -- 0.7%
3M Co. ...........................................       2,500       274,925
General Electric Co. .............................      23,000       566,950
Honeywell International, Inc. ....................       8,780       190,175

TRANSPORTATION -- 1.2%
Arkansas Best Corp.+ .............................       5,000       143,455
Burlington Northern Santa Fe Corp. ...............       8,000       191,360
Canadian National Railway Co. ....................      10,700       399,538
Heartland Express, Inc.+ .........................      15,995       299,746
J.B. Hunt Transport Services, Inc.+ ..............       9,700       228,435
Pacer International, Inc.+ .......................      24,400       276,940
United Parcel Service, Inc., Class B .............       4,000       250,120
                                                                ------------
                                                                   8,944,550
                                                                ------------

INFORMATION & ENTERTAINMENT -- 6.4%
BROADCASTING & MEDIA -- 4.9%
AOL Time Warner, Inc.+ ...........................      66,433       777,266
Cablevision Systems New York Group, Class A+ .....      71,807       650,572
Clear Channel Communications, Inc.+ ..............       5,400       187,650
Comcast Corp., Class A+ ..........................      25,105       523,690
Fox Entertainment Group, Inc., Class A+ ..........      16,300       359,089
Liberty Media Corp., Class A+ ....................     317,415     2,279,040
Lin TV Corp., Class A+ ...........................      14,100       348,975
New York Times Co., Class A ......................      11,300       513,585

----------------
24

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Radio One, Inc., Class D+ ........................      15,200  $    250,648
Viacom, Inc., Class B+ ...........................      29,108     1,180,329
Westwood One, Inc.+ ..............................       8,800       314,600

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology+ ...................       2,500       172,850
Mattel, Inc. .....................................       7,000       126,070

LEISURE & TOURISM -- 1.3%
Atlantic Coast Airlines Holdings, Inc.+ ..........       6,900        63,825
Carnival Corp. ...................................       5,000       125,500
Mandalay Resort Group+ ...........................       3,000       100,650
McDonald's Corp. .................................      15,500       273,730
Mesa Air Group, Inc.+ ............................      24,100        87,965
SkyWest, Inc. ....................................       6,700        87,770
USA Interactive+ .................................      41,485       803,979
Wendy's International, Inc. ......................       4,000       132,440
Yum! Brands, Inc.+ ...............................       9,485       262,830
                                                                ------------
                                                                   9,623,053
                                                                ------------

INFORMATION TECHNOLOGY -- 6.3%
COMMUNICATION EQUIPMENT -- 0.3%
Marvell Technology Group, Ltd.+ ..................      19,800       313,830
QUALCOMM, Inc.+ ..................................       4,000       110,480

COMPUTER SERVICES -- 0.5%
Affiliated Computer Services, Inc., Class A+ .....       9,400       399,970
CACI International, Inc., Class A+ ...............       8,600       304,870

COMPUTER SOFTWARE -- 2.2%
Activision, Inc.+ ................................      10,300       246,479
Adobe Systems, Inc. ..............................       8,900       169,990
Electronic Arts, Inc.+ ...........................      20,095     1,325,466
Intuit, Inc.+ ....................................      10,345       471,008
J.D. Edwards & Co.+ ..............................      14,700       135,975
Microsoft Corp.+ .................................      16,000       699,840
THQ, Inc.+ .......................................      14,400       299,520

COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Apple Computer, Inc.+ ............................      50,880       737,760
Dell Computer Corp.+ .............................      12,000       282,120
Hewlett-Packard Co. ..............................       9,000       105,030
International Business Machines Corp. ............       2,000       116,780

ELECTRONICS -- 0.6%
Analog Devices, Inc.+ ............................       7,795       153,561
ATMI, Inc.+ ......................................      13,000       183,300
Intel Corp. ......................................      10,940       151,957
Novellus Systems, Inc.+ ..........................      10,600       220,586
Texas Instruments, Inc. ..........................       9,000       132,930
TriQuint Semiconductor, Inc.+ ....................      31,000       109,430

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT -- 0.2%
Yahoo!, Inc.+ ....................................      21,800  $    208,626

INTERNET SOFTWARE -- 0.2%
Raindance Communications, Inc.+ ..................      65,900       203,631

TELECOMMUNICATIONS -- 1.5%
Cisco Systems, Inc.+ .............................      10,300       107,944
Cox Communications, Inc., Class A+ ...............      18,165       446,677
EchoStar Communications Corp., Class A+ ..........      44,880       776,424
Nokia Oyj ADR ....................................      60,230       798,048
SBC Communications, Inc. .........................       1,200        24,120
Verizon Communications, Inc. .....................       4,732       129,846
                                                                ------------
                                                                   9,366,198
                                                                ------------

MATERIALS -- 0.8%
CHEMICALS -- 0.5%
du Pont (E.I.) de Nemours and Co. ................       2,500        90,175
Georgia Gulf Corp. ...............................      16,200       370,494
IMC Global, Inc. .................................      15,000       180,750
Lyondell Chemical Co. ............................      10,000       119,400
Pioneer Companies, Inc.+ .........................         212           424

FOREST PRODUCTS -- 0.3%
Bemis Co. ........................................       3,000       148,200
International Paper Co. ..........................       5,000       166,950
Pactiv Corp.+ ....................................       6,000        98,700

METALS & MINERALS -- 0.0%
Vulcan Materials Co. .............................       2,500        90,400
                                                                ------------
                                                                   1,265,493
                                                                ------------
TOTAL COMMON STOCK (cost $86,469,994).............                71,967,209
                                                                ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
McLeodUSA, Inc., Series A 2.5% (Convertible) .....         421           632

MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+ ...................         495           742
                                                                ------------
TOTAL PREFERRED STOCK (cost $66,003)..............                     1,374
                                                                ------------

BONDS & NOTES -- 40.1%                              PRINCIPAL
                                                      AMOUNT
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.6%
APPAREL & TEXTILES -- 0.1%
Gap, Inc. 8.80% 2002 .............................  $   20,000        19,900
Levi Strauss & Co. 6.80% 2003 ....................      10,000         8,800

----------------
26

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
APPAREL & TEXTILES (CONTINUED)
Levi Strauss & Co. 7.00% 2006 ....................  $   25,000  $     17,750
Levi Strauss & Co. 11.63% 2008 ...................      25,000        19,875
WestPoint Stevens, Inc. 7.88% 2008 ...............      35,000         9,975

AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008 ..............      45,000        29,250
CSK Auto, Inc. 12.00% 2006 .......................      24,000        25,410
Dana Corp. 9.00% 2011 ............................      60,000        56,250
Delco Remy International, Inc. 8.63% 2007 ........      20,000        16,600
Dura Operating Corp. 8.63% 2012 ..................      10,000         9,900
Dura Operating Corp. 9.00% 2009 ..................      20,000        18,650
Ford Motor Co. 7.45% 2031 ........................     190,000       153,896
Goodyear Tire & Rubber Co. 7.86% 2011 ............      35,000        29,313
Goodyear Tire & Rubber Co. 8.50% 2007 ............      15,000        13,710
LDM Technologies, Inc., Series B 10.75% 2007 .....      10,000         7,600
Lear Corp., Series B 8.11% 2009 ..................      70,000        72,947
Navistar International Corp., Series B 8.00%
 2008 ............................................      25,000        21,250
Navistar International Corp., Series B 9.38%
 2006 ............................................      20,000        19,000
United Rentals (North America), Inc. 10.75%
 2008 ............................................      20,000        19,100

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp. 5.80% 2009 ..........................      50,000        49,213
Centex Corp. 7.88% 2011 ..........................     220,000       246,594
Del Webb Corp. 10.25% 2010 .......................      10,000        10,950
KB Home 9.50% 2011 ...............................      25,000        25,250
Standard Pacific Corp. 8.00% 2008 ................      15,000        14,400
Standard Pacific Corp. 8.50% 2007 ................      15,000        14,850

RETAIL -- 1.0%
Boise Cascade Office Products Corp. 7.05% 2005 ...     225,000       231,251
J.C. Penney Co., Inc. 7.38% 2008 .................      30,000        28,500
J.C. Penney Co., Inc. 7.60% 2007 .................       5,000         4,825
Kroger Co. 7.38% 2005 ............................      40,000        43,720
Lowe's Cos., Inc. 8.25% 2010 .....................     210,000       261,396
Masco Corp. 6.00% 2004 ...........................     160,000       166,878
Monsanto Co. 7.38% 2012 ..........................     280,000       298,601
Pathmark Stores, Inc. 8.75% 2012 .................       5,000         4,625
Rite Aid Corp. 7.13% 2007 ........................      55,000        37,125
Rite Aid Corp. 11.25% 2008 .......................      20,000        14,600
Sealy Mattress Co., Series B 10.88% 2007(2) ......      35,000        29,750
Staples, Inc. 7.38% 2012 .........................     125,000       127,416
Wal-Mart Stores, Inc. 7.55% 2030 .................     190,000       243,787
Winn-Dixie Stores, Inc. 8.88% 2008 ...............      15,000        14,700
                                                                ------------
                                                                   2,437,607
                                                                ------------

CONSUMER STAPLES -- 0.5%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Nash Finch Co., Series B 8.50% 2008 ..............      20,000        16,800
Panamerican Beverage, Inc. 8.13% 2003 ............      60,000        60,787
PepsiAmericas, Inc. 6.38% 2009 ...................     130,000       140,234
Tyson Foods, Inc. 6.63% 2004 .....................     220,000       233,735

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Fortune Brands, Inc. 7.13% 2004* .................  $  150,000  $    163,854
JohnsonDiversey, Inc. 9.63% 2012* ................       5,000         4,987
Revlon Consumer Prods Corp. 12.00% 2005 ..........      40,000        36,000
                                                                ------------
                                                                     656,397
                                                                ------------

ENERGY -- 1.3%
ENERGY SERVICES -- 0.7%
Motiva Enterprises, LLC 5.20% 2012 ...............     205,000       208,042
PacifiCorp, Series MBIA 6.38% 2008 ...............     150,000       167,679
Parker Drilling Co., Series D 9.75% 2006 .........       5,000         4,700
Plains Exploration & Production Co. 8.75%
 2012* ...........................................      30,000        30,000
Pride International, Inc. 10.00% 2009 ............      10,000        10,800
Pride Petroleum Services, Inc. 9.38% 2007 ........      20,000        20,850
Schlumberger Technology Corp. 6.50% 2012* ........     290,000       326,717
Southern California Public Power Authority Project
 6.93% 2017 ......................................     100,000       118,209
Tesoro Petroleum Corp., Series B 9.00% 2008 ......      10,000         5,700
Tesoro Petroleum Corp., Series B 9.63% 2008 ......      35,000        20,650
Utilicorp United, Inc. 6.88% 2004 ................      70,000        74,292
Westar Energy, Inc. 6.88% 2004 ...................      25,000        24,227
Westar Energy, Inc. 7.13% 2009 ...................      30,000        26,740
Western Resources, Inc. 9.75% 2007 ...............      25,000        23,992

ENERGY SOURCES -- 0.6%
Burlington Resources Finance Co. 5.70% 2007 ......     190,000       204,687
Clark Refining & Marketing, Inc. 8.38% 2007 ......      45,000        40,500
Energy Corp. of America, Series A 9.50% 2007 .....      55,000        35,887
Forest Oil Corp. 8.00% 2008 ......................      25,000        26,000
Giant Industries, Inc. 11.00% 2012* ..............      25,000        17,500
Husky Oil, Ltd. 7.55% 2016 .......................     140,000       169,036
ICO, Inc., Series B 10.38% 2007 ..................      10,000         9,250
Magnum Hunter Resources, Inc. 9.60% 2012 .........       5,000         5,200
NRG Energy, Inc. 7.75% 2011(3) ...................     130,000        29,250
Pemex Project Funding Master Trust 9.13% 2010 ....     290,000       308,850
Pioneer Natural Resources Co. 9.63% 2010 .........      25,000        28,750
                                                                ------------
                                                                   1,937,508
                                                                ------------

FINANCE -- 8.9%
BANKS -- 1.7%
Bank of America Corp. 7.40% 2011 .................     260,000       307,349
Dime Capital Trust I, Series A 9.33% 2027 ........      35,000        37,133
First Republic Bank 7.75% 2012 ...................      45,000        46,230
National Australia Bank, Ltd., Series A 8.60%
 2010 ............................................     300,000       376,053
National City Corp. 7.20% 2005 ...................     170,000       188,812
NCNB Corp. 9.38% 2009 ............................      48,000        60,628
Oversea-Chinese Banking Corp., Ltd. 7.75%
 2011* ...........................................     300,000       344,063
Popular North America, Inc., Series D 6.63%
 2002 ............................................      50,000        50,114
Popular North America, Inc., Series E 6.13%
 2006 ............................................     200,000       213,532
Royal Bank of Scotland Group, PLC 6.40% 2009 .....     230,000       254,414
Scotland International BV 7.70% 2010* ............     300,000       361,133
U.S. Bancorp 7.50% 2026 ..........................     195,000       225,925
Western Financial Bank-FSB 8.88% 2007 ............      15,000        14,250

----------------
28

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Western Financial Bank-FSB 9.63% 2012 ............  $    5,000  $      4,750

FINANCIAL SERVICES -- 4.3%
Abbey National, PLC, Series E 6.69% 2005 .........     200,000       218,959
Aesop Funding II, LLC, Series 1997-1A A2 6.40%
 2003* ...........................................      16,667        16,707
Aesop Funding II, LLC, Series 1998-1 A 6.14%
 2006* ...........................................     100,000       107,883
Asset Securitization Corp., Series 1997-D4 A1B
 7.40% 2029 ......................................     197,433       208,772
Asset Securitization Corp., Series 1997-D5 A1C
 6.75% 2041 ......................................      75,000        83,974
Athena Neurosciences Finance, LLC 7.25% 2008 .....     280,000       161,000
BB & T Corp. 4.75% 2012 ..........................     295,000       298,298
Chase Credit Card Master Trust, Series 1997-5 A
 6.19% 2005 ......................................     120,000       121,102
CIT Group, Inc. 7.38% 2007 .......................      90,000        96,330
CIT Group, Inc. 7.50% 2003 .......................      60,000        61,958
CIT Group, Inc. 7.63% 2005 .......................     120,000       127,397
Citigroup, Inc. 6.75% 2005 .......................     340,000       375,629
CS First Boston Mtg. Securities Corp., Series
 1997-C1 A1B 7.15% 2029 ..........................     165,000       179,871
CS First Boston Mtg. Securities Corp., Series
 1997-C1 A1C 7.24% 2029 ..........................     100,000       113,628
Farmers Exchange Capital 7.05% 2028* .............     180,000       112,545
First Union-Lehman Bros. Com. Mtg. Trust II,
 Series 1997-C2 A2 6.60% 2029 ....................     150,142       159,592
Fleet Mtg. Group, Inc., Series MTNA 6.84% 2003 ...      50,000        51,127
Ford Motor Credit Co. 7.60% 2005 .................     390,000       396,529
Gemstone Investor, Ltd. 7.71% 2004* ..............     280,000       224,183
General Electric Capital Corp. 8.70% 2007 ........      70,000        82,886
General Motors Acceptance Corp. 6.88% 2011 .......     400,000       391,328
Household Finance Corp. 6.38% 2011 ...............     135,000       125,492
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5
 6.13% 2002 ......................................     210,000       232,452
MDP Acquisitions, PLC 9.63% 2012 .................      10,000        10,000
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2
 A2 6.54% 2029 ...................................     300,000       335,869
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2
 6.54% 2030 ......................................     300,000       337,498
Morgan Stanley Dean Witter Capital I, Series
 2001-TOP3 A4 6.39% 2033 .........................      25,000        28,166
Natexis Banques Populaires 7.00% 2005 ............     140,000       152,733
Overseas Private Investment Corp., Series 96-A
 6.99% 2009 ......................................     253,332       285,160
PCA LLC/PCA Finance Corp. 11.88% 2009* ...........      25,000        25,500
PP&L Transition Bond, LLC, Series 1999-1 A7 7.05%
 2009 ............................................     218,000       249,312
Principal Financial Group 8.20% 2009* ............     240,000       279,397
Private Export Funding Corp. 6.62% 2005 ..........     220,000       246,165
Private Export Funding Corp., Series C 6.31%
 2004 ............................................     100,000       108,252
Private Export Funding Corp., Series YY 7.03%
 2003 ............................................      45,000        47,588
Qwest Capital Funding, Inc. 7.25% 2011 ...........     100,000        44,000
Sun Canada Financial Co. 6.63% 2007* .............     130,000       145,888
Toyota Motor Credit Corp. 5.63% 2003 .............     115,000       119,371
UCAR Finance, Inc. 10.25% 2012 ...................      15,000        14,250
Verizon Global Funding Corp. 7.38% 2012 ..........      50,000        52,645
Von Hoffmann Corp. 10.25% 2009* ..................      20,000        18,800

INSURANCE -- 2.9%
AAG Holding Co., Inc. 6.88% 2008 .................     130,000       137,873
Ace Capital Trust II 9.70% 2030 ..................     290,000       357,257
Allstate Financing II 7.83% 2045 .................      44,000        48,199
American Financial Group, Inc. 7.13% 2009 ........      55,000        52,514
AmerUs Group Co. 6.95% 2005 ......................     190,000       202,643
AXA Financial, Inc. 7.00% 2028 ...................     110,000       113,802

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
CIGNA Corp. 7.88% 2027 ...........................  $  130,000  $    150,497
CIGNA Corp. 8.25% 2007 ...........................      20,000        23,348
Everest Reinsurance Holdings, Inc. 8.50% 2005 ....      50,000        56,093
Everest Reinsurance Holdings, Inc. 8.75% 2010 ....     260,000       311,828
Fairfax Financial Holdings, Ltd. 7.38% 2006 ......      10,000         7,100
Farmers Insurance Exchange 8.50% 2004* ...........     280,000       270,127
Florida Windstorm Underwriting Assoc. 7.13%
 2019* ...........................................     270,000       305,713
Jackson National Life Insurance Co. 8.15%
 2027* ...........................................      40,000        46,084
Liberty Mutual Insurance Co. 7.70% 2097* .........     110,000        92,327
Lumbermens Mutual Casualty Co. 8.30% 2037* .......     220,000        94,741
Lumbermens Mutual Casualty Co. 9.15% 2026* .......     130,000        56,381
MONY Group, Inc. 7.45% 2005 ......................     350,000       369,904
Provident Financing Trust I 7.41% 2038 ...........      90,000        84,565
Prudential Financial, Inc. 6.88% 2003* ...........     275,000       280,934
ReliaStar Financial Corp. 8.00% 2006 .............     170,000       196,158
SAFECO Corp. 7.25% 2012 ..........................      85,000        91,470
St. Paul Cos., Inc. 5.75% 2007 ...................     360,000       373,838
UnumProvident Corp. 7.63% 2011 ...................      25,000        27,552
W.R. Berkley Capital Trust 8.20% 2045 ............     470,000       450,251
XL Capital Finance Europe, PLC 6.50% 2012 ........     150,000       160,573
                                                                ------------
                                                                  13,294,394
                                                                ------------

HEALTHCARE -- 1.3%
DRUGS -- 0.2%
Omnicare, Inc., Series B 8.13% 2011 ..............       5,000         5,213
Wyeth 6.25% 2006 .................................     270,000       291,516

HEALTH SERVICES -- 0.8%
Anthem, Inc. 6.80% 2012 ..........................     340,000       373,537
Beverly Enterprises, Inc. 9.00% 2006 .............      15,000        12,750
Beverly Enterprises, Inc. 9.63% 2009 .............      20,000        17,200
HCA, Inc. 6.30% 2012 .............................     150,000       148,245
HEALTHSOUTH Corp. 7.38% 2006 .....................       5,000         3,700
HEALTHSOUTH Corp. 8.50% 2008 .....................       5,000         3,725
Humana, Inc. 7.25% 2006 ..........................     100,000       109,195
Radiologix, Inc., Series B 10.50% 2008 ...........      40,000        38,800
Triad Hospitals Holdings, Inc., Series B 11.00%
 2009 ............................................      20,000        21,950
Triad Hospitals, Inc. 8.75% 2009 .................       5,000         5,262
UnitedHealth Group, Inc. 7.50% 2005 ..............     260,000       294,271
Wellpoint Health Networks, Inc. 6.38% 2012 .......      95,000       104,747

MEDICAL PRODUCTS -- 0.3%
Advanced Med Optics, Inc. 9.25% 2010 .............      10,000         9,800
ALARIS Medical Systems, Inc. 9.75% 2006 ..........      25,000        23,875
ALARIS Medical, Inc. 11.13% 2008(2) ..............      70,000        57,400
AmerisourceBergen Corp. 8.13% 2008 ...............       5,000         5,250
Beckman Coulter, Inc. 7.10% 2003 .................      70,000        71,184
Bio-Rad Laboratories, Inc. 11.63% 2007 ...........       4,000         4,400
Cardinal Health, Inc. 7.00% 2026 .................     220,000       242,865
CONMED Corp. 9.00% 2008 ..........................      40,000        40,400
Physician Sales & Service, Inc. 8.50% 2007 .......      20,000        19,600
Sybron Dental Specialties, Inc. 8.13% 2012* ......       5,000         4,963

----------------
30

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Universal Hospital Services, Inc. 10.25% 2008 ....  $   25,000  $     23,750
                                                                ------------
                                                                   1,933,598
                                                                ------------

INDUSTRIAL & COMMERCIAL -- 1.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
K & F Industries, Inc., Series B 9.25% 2007 ......      15,000        15,375
SCL Terminal Aereo Santiago SA 6.95% 2012* .......     298,017       329,162
Sequa Corp. 8.88% 2008 ...........................      25,000        22,250

BUSINESS SERVICES -- 0.6%
Allied Waste North America, Inc., Series B 8.50%
 2008 ............................................      60,000        57,000
American Color Graphics, Inc. 12.75% 2005 ........      15,000        14,719
ERAC USA Finance Co. 8.00% 2011* .................     270,000       301,067
ERAC USA Finance Co. 8.25% 2005* .................      40,000        44,455
Flag, Ltd. 8.25% 2008(3) .........................      15,000           375
Interpublic Group Cos., Inc. 7.25% 2011 ..........     170,000       170,452
Iron Mountain, Inc. 8.25% 2011 ...................      10,000         9,900
Mail-Well I Corp. 9.63% 2012* ....................      10,000         6,900
Pierce Leahy Command Co. 8.13% 2008 ..............      10,000         9,950
Pierce Leahy Corp. 9.13% 2007 ....................       5,000         5,125
PSA Corp., Ltd. 7.13% 2005* ......................     160,000       180,744
Quebecor World, Inc. 8.38% 2008 ..................      20,000        20,823

ELECTRICAL EQUIPMENT -- 0.2%
American Standard Cos., Inc. 7.63% 2010 ..........       5,000         5,175
Eaton Corp. 7.65% 2029 ...........................     210,000       247,224
WESCO Distribution, Inc., Series B 9.13% 2008 ....      35,000        30,100

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .......................      45,000        35,100
Case Corp. 7.25% 2005 ............................      25,000        22,250
NMHG Holding Co. 10.00% 2009 .....................       5,000         5,050
Numatics, Inc., Series B 9.63% 2008 ..............      10,000         4,600
Roller Bearing Co. of America, Inc., Series B
 9.63% 2007 ......................................       5,000         4,800
Tyco International Group SA 5.80% 2006 ...........       5,000         4,200
Tyco International Group SA 6.13% 2009 ...........      15,000        12,300
Tyco International Group SA 6.38% 2006 -- 2011 ...      65,000        53,250
Tyco International Group SA 6.75% 2011 ...........       5,000         4,100

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022 .................     138,052       157,023
Limestone Electron Trust 8.63% 2003* .............      30,000        26,721
                                                                ------------
                                                                   1,800,190
                                                                ------------

INFORMATION & ENTERTAINMENT -- 2.4%
BROADCASTING & MEDIA -- 1.4%
AOL Time Warner, Inc. 5.63% 2005 .................     140,000       132,155
AOL Time Warner, Inc. 7.63% 2031 .................     260,000       215,740
CanWest Media, Inc. 10.63% 2011 ..................      25,000        26,500
Century Communications Corp., Series B zero coupon
 2008(3) .........................................      45,000         7,650
Charter Communications Holdings Capital Corp., LLC
 8.63% 2009 ......................................      25,000        15,375
Charter Communications Holdings Capital Corp., LLC
 9.92% 2011(2) ...................................       5,000         2,275

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Charter Communications Holdings Capital Corp., LLC
 13.50% 2011(2) ..................................  $   90,000  $     30,600
Classic Cable, Inc. 10.50% 2010(2) ...............      45,000         6,525
Clear Channel Communications, Inc. 6.00% 2006 ....     325,000       324,633
Comcast Cable Communications 8.50% 2027 ..........      35,000        33,950
CSC Holdings, Inc. 7.63% 2011 ....................      60,000        48,010
EchoStar DBS Corp. 9.38% 2009 ....................      55,000        52,800
Entravision Communications Corp. 8.13% 2009 ......       5,000         5,100
Frontiervision Holdings LP 11.88% 2007(2)(3) .....      20,000        10,600
Frontiervision Holdings LP, Series B 11.88%
 2007(2)(3) ......................................      10,000         5,350
Liberty Media Corp. 7.75% 2009 ...................     160,000       163,712
LIN Holdings Corp. 10.00% 2008(2) ................      35,000        34,650
LIN Televison Corp. 8.38% 2008 ...................       5,000         5,137
Mediacom Broadband, LLC 11.00% 2013 ..............      20,000        18,400
Mediacom, LLC 9.50% 2013 .........................      15,000        12,225
News America Holdings, Inc. 8.00% 2016 ...........     310,000       343,086
Primedia, Inc. 8.88% 2011 ........................      35,000        26,250
Quebecor Media, Inc. 11.13% 2011 .................      15,000        12,225
Quebecor Media, Inc. 13.75% 2011(2) ..............      70,000        32,550
Reed Elsevier Capital, Inc. 6.13% 2006 ...........     330,000       359,773
Rogers Communications, Inc. 8.88% 2007 ...........      15,000        12,600
Scholastic Corp. 7.00% 2003 ......................      70,000        73,145
United Pan-Europe Communications NV 11.25%
 2010(3) .........................................      10,000           250
United Pan-Europe Communications NV 11.50%
 2010(3) .........................................      25,000           625
Viacom, Inc. 7.70% 2010 ..........................      40,000        46,899
Viacom, Inc. 7.75% 2005 ..........................      65,000        72,374
Young Broadcasting, Inc. 10.00% 2011 .............      14,000        12,705

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012 .............      30,000        30,525
Hasbro, Inc. 6.15% 2008 ..........................      10,000         9,350
Hasbro, Inc. 8.50% 2006 ..........................      10,000        10,300

LEISURE & TOURISM -- 0.9%
Air Canada, Inc. 10.25% 2011 .....................      40,000        21,800
American Airlines, Inc., Series 01-1 6.82%
 2011 ............................................     190,000       180,597
Atlas Air, Inc. 9.38% 2006 .......................      20,000         7,200
Atlas Air, Inc. 10.75% 2005 ......................      10,000         4,150
Continental Airlines, Inc., Series 981A 6.65%
 2019 ............................................      66,516        60,105
Delta Air Lines, Inc. 7.90% 2009 .................      55,000        36,300
Delta Air Lines, Inc. 7.92% 2010 .................     150,000       144,040
Harrah's Operating Co., Inc. 8.00% 2011 ..........     350,000       398,699
Icon Health & Fitness, Inc. 11.25% 2012* .........      25,000        24,250
Mandalay Resort Group 9.25% 2005 .................      20,000        20,550
Mandalay Resort Group 9.38% 2010 .................       5,000         5,250
Mandalay Resort Group, Series B 10.25% 2007 ......      15,000        16,163
MGM Mirage, Inc. 8.38% 2011 ......................      45,000        46,687
Northwest Airlines, Inc. 8.88% 2006 ..............       5,000         2,500
Northwest Airlines, Inc. 9.88% 2007 ..............      10,000         4,900
Station Casinos, Inc. 8.88% 2008 .................      40,000        41,200
True Temper Sports, Inc., Series B 10.88% 2008 ...      40,000        41,400
US Airways, Inc. 7.08% 2022 ......................      91,912        95,606
USA Interactive 6.75% 2005 .......................     240,000       214,030

----------------
32

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Venetian Casino Resort, LLC 11.00% 2010* .........  $   20,000  $     19,600
                                                                ------------
                                                                   3,579,071
                                                                ------------

INFORMATION TECHNOLOGY -- 1.6%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 ...............     130,000       140,526

COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
Hewlett-Packard Co. 5.75% 2006 ...................     280,000       289,128
Xerox Capital Europe, PLC 5.88% 2004 .............      20,000        15,800
Xerox Corp. 9.75% 2009* ..........................      40,000        32,000

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008 ................      55,000        38,500
Amkor Technology, Inc. 10.50% 2009 ...............      30,000        13,200
Amphenol Corp. 9.88% 2007 ........................       6,000         6,255
ChipPAC International Co., Ltd., Series B 12.75%
 2009 ............................................      65,000        63,700
Fairchild Semiconductor International, Inc. 10.50%
 2009 ............................................      10,000        10,400
L-3 Communications Corp., Series B 8.00% 2008 ....      10,000        10,350
SCG Holdings & Semiconductor Co. 12.00% 2009 .....      76,000        28,880
Solectron Corp. 9.63% 2009 .......................      30,000        24,750

TELECOMMUNICATIONS -- 1.2%
Adelphia Communications Corp. 9.38% 2009(3) ......      15,000         5,475
Adelphia Communications Corp., Series B 8.38%
 2008(3) .........................................      10,000         3,650
AT&T Corp. 5.63% 2004 ............................      20,000        19,850
AT&T Corp. 6.50% 2006 ............................     310,000       305,350
AT&T Wireless Services, Inc. 7.88% 2011 ..........     270,000       206,550
Avaya, Inc. 11.13% 2009 ..........................      50,000        31,500
Compania de Telecomunicaciones de Chile 7.63%
 2006 ............................................      40,000        42,680
Compania de Telecomunicaciones de Chile 8.38%
 2006 ............................................      45,000        47,654
Crown Castle International Corp. 10.63%
 2007(2) .........................................      20,000        13,600
GCI, Inc. 9.75% 2007 .............................      65,000        39,000
GTE Corp. 6.36% 2006 .............................     175,000       182,444
Insight Midwest LP / Insight Capital, Inc. 9.75%
 2009 ............................................      40,000        35,200
Insight Midwest LP / Insight Capital, Inc. 10.50%
 2010 ............................................      20,000        17,800
Lucent Technologies, Inc. 5.50% 2008 .............      15,000         5,400
Lucent Technologies, Inc. 7.25% 2006 .............      20,000         8,000
Nextel Communications, Inc. 9.50% 2011 ...........      35,000        26,162
Nextel Communications, Inc. 9.75% 2007(2) ........      60,000        46,800
Rogers Cantel, Inc. 9.38% 2008 ...................      15,000        10,800
Rogers Cantel, Inc. 9.75% 2016 ...................      15,000         9,600
Rogers Wireless, Inc. 9.63% 2011 .................      45,000        31,950
Satelites Mexicanos SA de CV, Series B 10.13%
 2004 ............................................      20,000         8,000
Singapore Telecommunications, Ltd. 6.38% 2011* ...      50,000        53,520
Sprint Capital Corp. 6.13% 2008 ..................     135,000        89,775
Sprint Capital Corp. 6.88% 2028 ..................     200,000       116,000
Telecommunications Techniques Co., LLC 9.75%
 2008 ............................................      20,000         4,400
Telecomunicaciones de Puerto Rico, Inc. 6.65%
 2006 ............................................     350,000       350,742
Time Warner Telecom, Inc. 10.13% 2011 ............      20,000         8,400
United States West Communications, Inc. 6.88%
 2033 ............................................      25,000        16,718
Williams Communications Group, Inc. 10.88%
 2009(3) .........................................      35,000         3,588

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
WorldCom, Inc. 7.38% 2006*(3) ....................  $   90,000  $     11,025
WorldCom, Inc. 7.55% 2004(3) .....................      60,000         7,350
                                                                ------------
                                                                   2,432,472
                                                                ------------

MATERIALS -- 1.7%
CHEMICALS -- 0.7%
Airgas, Inc. 9.13% 2011 ..........................       5,000         5,306
ARCO Chemical Co. 9.80% 2020 .....................      15,000        11,550
Chevron Phillips Chemical Co., LLC 5.38% 2007 ....     330,000       349,103
ICI Wilmington, Inc. 6.95% 2004 ..................     260,000       276,377
IMC Global, Inc. 7.63% 2005 ......................      35,000        33,926
IMC Global, Inc. 10.88% 2008 .....................      15,000        16,292
IMC Global, Inc. 11.25% 2011 .....................      15,000        16,287
Lyondell Chemical Co., Series B 9.88% 2007 .......      65,000        60,125
Methanex Corp. 8.75% 2012 ........................       5,000         5,175
Noveon, Inc., Series B 11.00% 2011 ...............       5,000         5,400
PCI Chemicals Canada Co. 10.00% 2008 .............       3,279         2,263
Pioneer Companies, Inc. 5.30% 2002(4) ............       1,093           732
Potash Corp. of Saskatchewan, Inc. 7.75% 2011 ....      95,000       111,439
Praxair, Inc. 6.75% 2003 .........................     130,000       132,187
Resolution Performance Products, Inc. 13.50%
 2010 ............................................      20,000        22,100
Texas Petrochemicals Corp. 11.13% 2006 ...........      20,000        12,600
Texas Petrochemicals Corp., Series B 11.13%
 2006 ............................................      10,000         6,000

FOREST PRODUCTS -- 0.8%
Abitibi-Consolidated, Inc. 8.55% 2010 ............     240,000       253,123
Buckeye Cellulose Corp. 8.50% 2005 ...............      25,000        20,750
Caraustar Industries, Inc. 9.88% 2011 ............      35,000        35,525
Georgia-Pacific Group 9.50% 2011 .................      45,000        38,679
Graphic Packaging Corp. 8.63% 2012 ...............       5,000         5,025
Longview Fibre Co. 10.00% 2009 ...................      10,000        10,250
Owens-Illinois, Inc. 7.15% 2005 ..................      20,000        18,400
Owens-Illinois, Inc. 7.35% 2008 ..................      10,000         8,550
Owens-Illinois, Inc. 7.50% 2010 ..................      30,000        25,050
Owens-Illinois, Inc. 7.85% 2004 ..................      25,000        23,750
Owens-Illinois, Inc. 8.10% 2007 ..................       5,000         4,550
Pacifica Papers, Inc. 10.00% 2009 ................      25,000        25,000
Packaging Corp. of America 9.63% 2009 ............      10,000        10,725
Paperboard Industries International, Inc. 8.38%
 2007 ............................................       5,000         4,800
Sappi Papier Holding AG 6.75% 2012* ..............      90,000        98,665
Sealed Air Corp. 8.75% 2008* .....................     210,000       173,095
Silgan Holdings, Inc. 9.00% 2009* ................      20,000        20,688
Stone Container Corp. 8.38% 2012* ................      20,000        19,900
Stone Container Corp. 9.25% 2008 .................       5,000         5,150
Stone Container Corp. 9.75% 2011 .................      25,000        26,281
Temple-Inland, Inc. 7.88% 2012 ...................     290,000       323,208

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% 2009 ........................      35,000        34,650
Alcan, Inc. 6.45% 2011 ...........................     100,000       112,256
Century Aluminum Co. 11.75% 2008 .................      25,000        24,000
Hexcel Corp. 9.75% 2009 ..........................      10,000         6,800

----------------
34

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
National Steel Corp., Series D 9.88% 2009(3) .....  $   50,000  $     17,125
Oregon Steel Mills, Inc. 10.00% 2009* ............      10,000        10,000
Phelps Dodge Corp. 8.75% 2011 ....................     120,000       122,083
Steel Dynamics, Inc. 9.50% 2009* .................       5,000         5,050
United States Steel, LLC 10.75% 2008 .............      40,000        39,400
Weirton Steel Corp. 10.00% 2008(3)(5) ............      30,250         7,562
                                                                ------------
                                                                   2,596,952
                                                                ------------

MUNICIPAL BONDS -- 0.4%
MUNICIPAL BONDS -- 0.4%
Allentown, Pennsylvania Taxable General Obligation
 6.20% 2005 ......................................     225,000       248,582
Hudson Cnty., New Jersey Improvement Authority
 Facility 6.55% 2002 .............................      85,000        85,697
Huntsville, Alabama Solid Waste Disposal Authority
 5.95% 2003 ......................................      85,000        88,720
Miami, Florida Revenue 7.25% 2003 ................     110,000       117,072
Phoenix, Arizona Civic Improvement Corp. 6.30%
 2008 ............................................     100,000       113,743
                                                                ------------
                                                                     653,814
                                                                ------------

REAL ESTATE -- 0.9%
REAL ESTATE COMPANIES -- 0.6%
Beazer Homes USA, Inc. 8.63% 2011 ................      30,000        30,150
EOP Operating LP 6.38% 2003 ......................     100,000       101,203
Liberty Property LP 7.25% 2011 ...................     145,000       162,720
Liberty Property LP 8.50% 2010 ...................     135,000       161,347
Pulte Homes, Inc. 7.88% 2011 .....................     115,000       129,706
Pulte Homes, Inc. 8.13% 2011 .....................     195,000       222,222
Susa Partnership LP 6.95% 2006 ...................      70,000        78,014

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Avalonbay Communities, Inc., Series MTN 7.50%
 2010 ............................................     310,000       355,709
Host Marriot LP 9.25% 2007 .......................       5,000         5,050
Host Marriott LP 9.50% 2007 ......................      40,000        40,200
Regency Centers LP 7.75% 2009 ....................      80,000        91,553
                                                                ------------
                                                                   1,377,874
                                                                ------------

U.S. GOVERNMENT AGENCIES -- 6.5%
U.S. GOVERNMENT AGENCIES -- 6.5%
Federal Home Loan Mtg. Corp. 6.00% 2013 --
 2032 ............................................   1,454,382     1,502,320
Federal Home Loan Mtg. Corp. 6.50% 2022 --
 2029 ............................................     299,598       316,120
Federal Home Loan Mtg. Corp. 6.55% 2022 ..........      32,000        33,570
Federal Home Loan Mtg. Corp. 6.75% 2022 ..........     130,000       136,447
Federal Home Loan Mtg. Corp. 7.00% 2023 ..........      25,000        27,094
Federal Home Loan Mtg. Corp. 7.50% 2023 --
 2025 ............................................      91,906        97,795
Federal Home Loan Mtg. Corp. 7.75% 2022 ..........      28,485        30,585
Federal Home Loan Mtg. Corp. 8.50% 2019 ..........      12,776        13,819
Federal National Mtg. Assoc. 5.25% 2003 ..........     825,000       833,663
Federal National Mtg. Assoc. 5.75% 2008 ..........     760,000       848,244
Federal National Mtg. Assoc. 6.00% 2014 --
 2032 ............................................     483,764       498,999
Federal National Mtg. Assoc. 6.06% 2011 ..........     229,229       237,896
Federal National Mtg. Assoc. 6.18% 2008 ..........      19,018        21,312
Federal National Mtg. Assoc. 6.27% 2007 ..........      52,170        58,263

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.30% 2008 --
 2011 ............................................  $  419,456  $    476,641
Federal National Mtg. Assoc. 6.34% 2008 ..........      18,401        20,643
Federal National Mtg. Assoc. 6.36% 2008 ..........     123,250       137,169
Federal National Mtg. Assoc. 6.43% 2008 ..........      18,933        21,336
Federal National Mtg. Assoc. 6.50% 2004 ..........   1,780,000     1,926,067
Federal National Mtg. Assoc. 6.59% 2011 ..........     297,104       311,029
Federal National Mtg. Assoc. 6.80% 2007 ..........     117,504       132,286
Federal National Mtg. Assoc. 7.04% 2007 ..........      51,950        59,115
Federal National Mtg. Assoc. 8.00% 2006 ..........      13,443        14,364
Government National Mtg. Assoc. 7.00% 2022 --
 2031 ............................................   1,193,206     1,254,133
Government National Mtg. Assoc. 7.25% 2027 .......      96,141       101,901
Government National Mtg. Assoc. 7.50% 2024 --
 2029 ............................................     386,919       411,062
Government National Mtg. Assoc. 8.00% 2031 .......     172,958       185,629
Government National Mtg. Assoc. 8.50% 2017 .......      16,956        18,654
Government National Mtg. Assoc. 9.00% 2021 .......       4,471         4,974
                                                                ------------
                                                                   9,731,130
                                                                ------------

U.S. GOVERNMENT OBLIGATIONS -- 10.1%
U.S. TREASURIES -- 10.1%
United States Treasury Bond Strip zero coupon
 2012 -- 2021 ....................................   4,670,000     1,831,923
United States Treasury Bonds 5.25% 2028 --
 2029 ............................................   3,520,000     3,746,375
United States Treasury Bonds 5.38% 2031 ..........   2,000,000     2,222,500
United States Treasury Bonds 6.13% 2029 ..........     200,000       239,366
United States Treasury Bonds 9.00% 2018 ..........     500,000       755,625
United States Treasury Notes 3.50% 2011 ..........   1,136,377     1,259,594
United States Treasury Notes 3.63% 2008 ..........       1,603         1,768
United States Treasury Notes 4.75% 2008 ..........     300,000       329,472
United States Treasury Notes 5.00% 2011 ..........     700,000       777,406
United States Treasury Notes 5.50% 2009 ..........     600,000       684,936
United States Treasury Notes 5.75% 2005 ..........     500,000       555,350
United States Treasury Notes 5.88% 2004 ..........   2,500,000     2,714,625
                                                                ------------
                                                                  15,118,940
                                                                ------------

UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 1.3%
AES Corp. 8.88% 2011 .............................      45,000        22,050
Avista Corp. 9.75% 2008 ..........................     350,000       326,914
Calpine Corp. 8.50% 2011 .........................      55,000        22,550
Calpine Corp. 8.63% 2010 .........................      45,000        17,775
CMS Energy Corp. 7.50% 2009 ......................      10,000         7,650
CMS Energy Corp. 8.50% 2011 ......................      15,000        11,475
CMS Energy Corp. 8.90% 2008 ......................      20,000        15,600
Conectiv, Inc., Series FSA 6.38% 2005 ............      45,000        48,906
Dominion Resources, Inc. 3.88% 2004 ..............     390,000       390,749
Peco Energy Transition Trust, Series 2001-A A1
 6.52% 2010 ......................................     210,000       240,253
Pepco Holdings, Inc. 5.50% 2007* .................     230,000       236,073
Progress Energy, Inc. 7.10% 2011 .................     280,000       306,141
PSE&G Power, LLC 6.88% 2006 ......................     300,000       302,271
Public Service Electric & Gas Co., Series MBIA
 8.88% 2003 ......................................      21,000        21,888

----------------
36

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES -- 0.4%
Duke Energy Field Services, LLC 5.75% 2006 .......  $  300,000  $    290,076
Dynegy Holdings, Inc. 6.88% 2011 .................     170,000        51,850
Dynegy Holdings, Inc. 7.63% 2026 .................      10,000         2,800
Dynegy Holdings, Inc. 8.13% 2005 .................      10,000         3,300
Energen Corp. 7.63% 2010 .........................     170,000       191,927
                                                                ------------
                                                                   2,510,248
                                                                ------------
TOTAL BONDS & NOTES (cost $57,867,791)............                60,060,195
                                                                ------------

WARRANTS -- 0.0%+
                                                      SHARES
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp. Expires
 7/15/2007(1) ....................................          15             0
                                                                ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/2008
 (1) .............................................          20             0
McLeodUSA, Inc. Expires 4/16/2007 ................         937            47
                                                                ------------
                                                                          47
                                                                ------------
TOTAL WARRANTS (cost $3,723) .....................                        47
                                                                ------------
TOTAL INVESTMENT SECURITIES (cost $144,407,511)...               132,028,825
                                                                ------------

SHORT-TERM SECURITIES -- 5.6%                       PRINCIPAL
                                                      AMOUNT
----------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.9%
Citicorp 1.90% due 10/1/02 (cost $1,400,000) .....  $1,400,000     1,400,000

FEDERAL AGENCY OBLIGATIONS -- 4.7%
Federal Home Loan Mtg. Disc. Notes 1.70% due
 10/1/02 (cost $7,000,000)........................   7,000,000     7,000,000
                                                                ------------
TOTAL SHORT-TERM SECURITIES (cost $8,400,000) ....                 8,400,000
                                                                ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 2.8%                       PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.8%
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ......................  $2,179,000  $  2,179,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ........................................   2,000,000     2,000,000
                                                                ------------
TOTAL REPURCHASE AGREEMENT (cost $4,179,000)......                 4,179,000
                                                                ------------

TOTAL INVESTMENTS --
  (cost $156,986,511)                                     96.6%  144,607,825
Other assets less liabilities --                           3.4     5,150,885
                                                      --------  ------------
NET ASSETS --                                            100.0% $149,758,710
                                                      ========  ============

-------------
+   Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR -- American Depository Receipt
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default.
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2002.
(5) Variable rate security - the rate reflected is as of September 30, 2002; maturity date reflects next reset date.
(6) A portion of this security is subject to call options written; see Note 3.

OPEN CALL OPTIONS WRITTEN
-----------------------------------------------------------------------------------------------------------------
                               CONTRACT      STRIKE    NUMBER OF    PREMIUMS       VALUE AS OF        UNREALIZED
       DESCRIPTION               MONTH       PRICE     CONTRACTS    RECEIVED    SEPTEMBER 30, 2002   APPRECIATION
-----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.   November 2002    $45          42        $14,054          $10,500           $3,554
IDEC Pharmaceuticals Corp.   November 2002     40          48         29,855           24,480            5,375
                                                                                                        ------
                                                                                                        $8,929
                                                                                                        ======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------

   CONTRACT                IN              DELIVERY   GROSS UNREALIZED
  TO DELIVER          EXCHANGE FOR           DATE       APPRECIATION
----------------------------------------------------------------------
*USD    115,920      EUR        120,000   10/10/2002      $  2,581
*USD    158,845      EUR        165,000   10/25/2002         3,984
*USD    261,210      EUR        280,000   11/07/2002        14,958
                                                          --------
                                                          $ 21,523
                                                          --------

                                                      GROSS UNREALIZED
                                                        DEPRECIATION
----------------------------------------------------------------------
*EUR    120,000      USD        108,050   10/10/2002       (10,451)
*EUR    420,000      USD        387,726   10/25/2002       (26,750)
*EUR    280,000      USD        251,020   11/07/2002       (25,147)
*EUR    340,000      USD        323,847   01/31/2003       (10,339)
*USD    139,086      EUR        140,000   01/31/2003        (1,480)
                                                          --------
                                                           (74,167)
                                                          --------
Net Unrealized Depreciation.........................      $(52,644)
                                                          ========

-------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

EUR  -- Euro Dollar
USD  -- United States Dollar

See Notes to Financial Statements.

----------------
38

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 28.0%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.6%
APPAREL & TEXTILES -- 0.2%
Coach, Inc.+ ...........................        12,000   $    307,200

AUTOMOTIVE -- 0.1%
General Motors Corp. ...................         3,000        116,700

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Furniture Brands International,
  Inc.+ ................................         5,000        114,750

RETAIL -- 2.2%
Amazon.Com, Inc.+ ......................        27,105        431,783
Avon Products, Inc. ....................         2,000         92,200
Dollar Tree Stores, Inc.+ ..............         9,155        201,776
Home Depot, Inc. .......................        15,130        394,893
Kohl's Corp.+ ..........................         5,500        334,455
Masco Corp. ............................         6,000        117,300
Office Depot, Inc.+ ....................         8,000         98,720
Sears, Roebuck & Co. ...................         4,000        156,000
Target Corp. ...........................         6,000        177,120
TJX Cos., Inc. .........................        11,850        201,450
Wal-Mart Stores, Inc. ..................        11,700        576,108
                                                         ------------
                                                            3,320,455
                                                         ------------

CONSUMER STAPLES -- 1.8%
FOOD, BEVERAGE & TOBACCO -- 1.2%
Anheuser-Busch Cos., Inc. ..............         3,500        177,100
Coca-Cola Co. ..........................         8,000        383,680
Diageo, PLC ADR ........................         5,000        249,550
PepsiCo, Inc. ..........................         6,000        221,700
Philip Morris Cos., Inc. ...............         9,000        349,200
UST, Inc. ..............................         4,000        112,840

HOUSEHOLD & PERSONAL PRODUCTS -- 0.6%
Clorox Co. .............................         7,000        281,260
Gillette Co. ...........................         6,000        177,600
Newell Rubbermaid, Inc. ................         6,000        185,220
Procter & Gamble Co. ...................         1,500        134,070
                                                         ------------
                                                            2,272,220
                                                         ------------

ENERGY -- 2.1%
ENERGY SERVICES -- 1.0%
BJ Services Co.+ .......................        11,400        296,400
Nabors Industries, Ltd.+ ...............         8,000        262,000
Patterson-UTI Energy, Inc.+ ............         2,220         56,632
Smith International, Inc.+ .............        20,450        599,390

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 1.1%
Anadarko Petroleum Corp. ...............         8,755   $    389,948
Apache Corp. ...........................         3,000        178,350
ENSCO International, Inc. ..............         8,000        200,320
Exxon Mobil Corp. ......................         6,400        204,160
GlobalSantaFe Corp. ....................         8,000        178,800
Murphy Oil Corp. .......................         2,680        219,947
Petroleo Brasileiro SA ADR .............         7,630         81,870
                                                         ------------
                                                            2,667,817
                                                         ------------

FINANCE -- 5.3%
BANKS -- 1.4%
Bank of America Corp. ..................         8,500        542,300
Commerce Bancshares, Inc. ..............         3,000        117,210
Fifth Third Bancorp ....................         5,005        306,456
FleetBoston Financial Corp. ............         3,400         69,122
J.P. Morgan Chase & Co. ................         6,100        115,839
Wachovia Corp. .........................         7,000        228,830
Wells Fargo & Co. ......................         7,000        337,120

FINANCIAL SERVICES -- 1.6%
American Express Co. ...................         6,000        187,080
Citigroup, Inc. ........................        18,878        559,733
E*TRADE Group, Inc.+ ...................        26,905        119,727
Federal National Mtg. Assoc. ...........         6,935        412,910
Goldman Sachs Group, Inc. ..............         3,320        219,219
Lehman Brothers Holdings, Inc. .........         2,900        142,245
Mellon Financial Corp. .................         1,700         44,081
Merrill Lynch & Co., Inc. ..............         3,000         98,850
Morgan Stanley, Dean Witter & Co. ......         3,200        108,416
SLM Corp. ..............................         1,000         93,140

INSURANCE -- 2.3%
AFLAC, Inc. ............................        15,290        469,250
Allstate Corp. .........................        19,455        691,625
Berkshire Hathaway, Inc., Class B+ .....           437      1,077,205
MetLife, Inc. ..........................         5,000        113,800
Willis Group Holdings, Ltd.+ ...........         7,185        240,626
XL Capital, Ltd., Class A ..............         4,845        356,108
                                                         ------------
                                                            6,650,892
                                                         ------------

HEALTHCARE -- 5.7%
DRUGS -- 2.7%
Abbott Laboratories ....................         5,000        202,000
Amgen, Inc.+ ...........................         4,300        179,310
Forest Laboratories, Inc.+ .............         6,230        510,922
Genentech, Inc.+ .......................         8,105        264,466
Genzyme Corp.+ .........................         8,385        172,815
IDEC Pharmaceuticals Corp.+ ............         2,700        112,104
Merck & Co., Inc. ......................         2,700        123,417
Novartis AG ADR ........................         5,705        226,660

----------------
40

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Pfizer, Inc. ...........................        30,245   $    877,710
Pharmacia Corp. ........................         1,700         66,096
Wyeth ..................................        20,680        657,624

HEALTH SERVICES -- 1.3%
Anthem, Inc.+ ..........................         5,265        342,225
HCA, Inc. ..............................         6,000        285,660
Laboratory Corp. of America
  Holdings+ ............................         8,825        298,109
MEDIQ, Inc.+(1) ........................            46              0
Tenet Healthcare Corp.+ ................         9,772        483,714
UnitedHealth Group, Inc. ...............         3,120        272,126

MEDICAL PRODUCTS -- 1.7%
AmerisourceBergen Corp. ................         5,570        397,809
Biovail Corp.+ .........................         1,050         25,925
Boston Scientific Corp.+ ...............         3,000         94,680
Cardinal Health, Inc. ..................         5,195        323,129
Guidant Corp.+ .........................         9,330        301,452
Johnson & Johnson ......................         7,000        378,560
McKesson Corp. .........................         7,710        218,424
Medtronic, Inc. ........................         9,265        390,242
                                                         ------------
                                                            7,205,179
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 3.3%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co. .............................         3,000        102,390
General Dynamics Corp. .................         4,030        327,760
Lockheed Martin Corp. ..................         4,500        291,015
Northrop Grumman Corp. .................         2,000        248,080
Raytheon Co. ...........................        10,100        295,930
Textron, Inc. ..........................         3,500        119,350
United Technologies Corp. ..............         3,500        197,715

BUSINESS SERVICES -- 0.3%
Cendant Corp.+ .........................        15,000        161,400
Ingersoll-Rand Co., Inc., Class A ......         5,000        172,200

ELECTRICAL EQUIPMENT -- 0.1%
Eaton Corp. ............................         2,500        159,350

MACHINERY -- 0.4%
Deere & Co. ............................         4,000        181,800
SPX Corp.+ .............................         1,800        181,620
Stanley Works ..........................         3,220        105,197

MULTI-INDUSTRY -- 0.8%
3M Co. .................................         2,500        274,925
General Electric Co. ...................        24,000        591,600
Honeywell International, Inc. ..........         4,650        100,719

TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp. .....         8,000        191,360
Canadian National Railway Co. ..........         5,665        211,531

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
United Parcel Service, Inc., Class B ...         4,000   $    250,120
                                                         ------------
                                                            4,164,062
                                                         ------------

INFORMATION & ENTERTAINMENT -- 3.4%
BROADCASTING & MEDIA -- 2.4%
AOL Time Warner, Inc.+ .................        35,163        411,407
Cablevision Systems New York Group,
  Class A+ .............................        38,104        345,222
Clear Channel Communications, Inc.+ ....         1,500         52,125
Comcast Corp., Class A+ ................        14,520        302,887
Liberty Media Corp., Class A+ ..........       168,016      1,206,355
Viacom, Inc., Class B+ .................        17,750        719,763

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology+ .........         2,500        172,850
Mattel, Inc. ...........................         8,000        144,080

LEISURE & TOURISM -- 0.8%
Carnival Corp. .........................         6,000        150,600
Mandalay Resort Group+ .................         3,000        100,650
USA Interactive+ .......................        21,940        425,197
Wendy's International, Inc. ............         4,000        132,440
Yum! Brands, Inc.+ .....................         7,380        204,500
                                                         ------------
                                                            4,368,076
                                                         ------------

INFORMATION TECHNOLOGY -- 3.0%
COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.+ ........................         2,000         55,240

COMPUTER SOFTWARE -- 1.0%
Electronic Arts, Inc.+ .................         7,945        524,052
Intuit, Inc.+ ..........................         1,910         86,962
Microsoft Corp.+ .......................        14,700        642,978

COMPUTERS & BUSINESS EQUIPMENT -- 0.7%
Apple Computer, Inc.+ ..................        26,905        390,122
Dell Computer Corp.+ ...................        10,500        246,855
Hewlett-Packard Co. ....................        10,000        116,700
International Business Machines
  Corp. ................................         2,500        145,975

ELECTRONICS -- 0.3%
Analog Devices, Inc.+ ..................         4,125         81,263
Intel Corp. ............................        10,100        140,289
Texas Instruments, Inc. ................        10,000        147,700

TELECOMMUNICATIONS -- 0.9%
Cisco Systems, Inc.+ ...................        10,700        112,136
Cox Communications, Inc., Class A+ .....         9,605        236,187
EchoStar Communications Corp., Class
  A+ ...................................        15,430        266,939
Nokia Oyj ADR ..........................        31,915        422,874
Verizon Communications, Inc. ...........         5,200        142,688
                                                         ------------
                                                            3,758,960
                                                         ------------

----------------
42

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS -- 0.8%
CHEMICALS -- 0.3%
du Pont (E.I.) de Nemours and Co. ......         3,000   $    108,210
IMC Global, Inc. .......................        15,000        180,750
Lyondell Chemical Co. ..................        11,000        131,340
Pioneer Companies, Inc.+ ...............           212            424

FOREST PRODUCTS -- 0.4%
Bemis Co. ..............................         3,000        148,200
International Paper Co. ................         5,000        166,950
Pactiv Corp.+ ..........................         7,000        115,150

METALS & MINERALS -- 0.1%
Vulcan Materials Co. ...................         3,000        108,480
                                                         ------------
                                                              959,504
                                                         ------------
TOTAL COMMON STOCK (cost $43,047,469)...                   35,367,165
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
McLeodUSA, Inc., Series A 2.5%
  (Convertible) ........................           387            581

MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C ..........           360            540
                                                         ------------
TOTAL PREFERRED STOCK (cost $60,963)....                        1,121
                                                         ------------

BONDS & NOTES -- 63.2%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.3%
APPAREL & TEXTILES -- 0.1%
Gap, Inc. 8.80% 2002 ...................  $     25,000         24,875
Levi Strauss & Co. 6.80% 2003 ..........         5,000          4,400
Levi Strauss & Co. 7.00% 2006 ..........        25,000         17,750
Levi Strauss & Co. 11.63% 2008 .........        35,000         27,825
WestPoint Stevens, Inc. 7.88% 2008 .....        30,000          8,550

AUTOMOTIVE -- 0.4%
Accuride Corp., Series B 9.25% 2008 ....        45,000         29,250
CSK Auto, Inc. 12.00% 2006 .............        29,000         30,704
Dana Corp. 9.00% 2011 ..................        70,000         65,625
Delco Remy International, Inc. 8.63%
  2007 .................................        20,000         16,600
Dura Operating Corp. 8.63% 2012 ........        10,000          9,900
Dura Operating Corp. 9.00% 2009 ........        20,000         18,650
Ford Motor Co. 7.45% 2031 ..............       235,000        190,345
Goodyear Tire & Rubber Co. 7.86%
  2011 .................................        35,000         29,313
Goodyear Tire & Rubber Co. 8.50%
  2007 .................................        15,000         13,710
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        15,000         11,400
Lear Corp., Series B 8.11% 2009 ........        70,000         72,947
Navistar International Corp., Series B
  8.00% 2008 ...........................        25,000         21,250

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Navistar International Corp., Series B
  9.38% 2006 ...........................  $     20,000   $     19,000
United Rentals (North America), Inc.
  10.75% 2008 ..........................        20,000         19,100

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Centex Corp. 5.80% 2009 ................       120,000        118,111
Centex Corp. 7.88% 2011 ................       220,000        246,594
Del Webb Corp. 10.25% 2010 .............        15,000         16,425
KB Home 9.50% 2011 .....................        35,000         35,350
Standard Pacific Corp. 8.00% 2008 ......        10,000          9,600
Standard Pacific Corp. 8.50% 2007 ......        20,000         19,800

RETAIL -- 1.5%
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       270,000        277,501
J.C. Penney Co., Inc. 7.38% 2008 .......        25,000         23,750
J.C. Penney Co., Inc. 7.60% 2007 .......         5,000          4,825
Kroger Co. 7.38% 2005 ..................        55,000         60,115
Lowe's Cos., Inc. 8.25% 2010 ...........       270,000        336,081
Masco Corp. 6.00% 2004 .................       200,000        208,598
Monsanto Co. 7.38% 2012 ................       350,000        373,251
Pathmark Stores, Inc. 8.75% 2012 .......         5,000          4,625
Rite Aid Corp. 7.13% 2007 ..............        55,000         37,125
Rite Aid Corp. 11.25% 2008 .............        20,000         14,600
Sealy Mattress Co., Series B 10.88%
  2007(2) ..............................        30,000         25,500
Staples, Inc. 7.38% 2012 ...............       165,000        168,189
Wal-Mart Stores, Inc. 7.55% 2030 .......       240,000        307,941
Winn-Dixie Stores, Inc. 8.88% 2008 .....        20,000         19,600
                                                         ------------
                                                            2,938,775
                                                         ------------

CONSUMER STAPLES -- 0.8%
FOOD, BEVERAGE & TOBACCO -- 0.5%
Nash Finch Co., Series B 8.50% 2008 ....        15,000         12,600
Panamerican Beverage, Inc. 8.13%
  2003 .................................        70,000         70,918
PepsiAmericas, Inc. 6.38% 2009 .........       160,000        172,595
Tyson Foods, Inc. 6.63% 2004 ...........       280,000        297,481

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Fortune Brands, Inc. 7.13% 2004* .......       340,000        371,402
Johnsondiversey, Inc. 9.63% 2012* ......         5,000          4,988
Revlon Consumer Products Corp. 12.00%
  2005 .................................        45,000         40,500
                                                         ------------
                                                              970,484
                                                         ------------

ENERGY -- 1.9%
ENERGY SERVICES -- 1.1%
Motiva Enterprises, LLC 5.20% 2012 .....       265,000        268,932
PacifiCorp, Series MBIA 6.38% 2008 .....       250,000        279,465
Parker Drilling Co., Series D 9.75%
  2006 .................................         5,000          4,700
Plains Exploration & Production Co.
  8.75% 2012* ..........................        30,000         30,000
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         26,062
Schlumberger Technology Corp. 6.50%
  2012* ................................       360,000        405,580
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        147,761
Tesoro Petroleum Corp., Series B 9.00%
  2008 .................................        20,000         11,400
Tesoro Petroleum Corp., Series B 9.63%
  2008 .................................        30,000         17,700

----------------
44

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Utilicorp United, Inc. 6.88% 2004 ......  $     80,000   $     84,906
Westar Energy, Inc. 6.88% 2004 .........        25,000         24,227
Westar Energy, Inc. 7.13% 2009 .........        15,000         13,370
Western Resources, Inc. 9.75% 2007 .....        25,000         23,992

ENERGY SOURCES -- 0.8%
Burlington Resources Finance Co. 5.70%
  2007 .................................       240,000        258,552
Clark Refining & Marketing, Inc. 8.38%
  2007 .................................        50,000         45,000
Energy Corp. of America, Series A 9.50%
  2007 .................................        60,000         39,150
Forest Oil Corp. 8.00% 2008 -- 2011 ....        30,000         31,200
Giant Industries, Inc. 11.00% 2012* ....        25,000         17,500
Husky Oil, Ltd. 7.55% 2016 .............       160,000        193,184
ICO, Inc., Series B 10.38% 2007 ........        10,000          9,250
Magnum Hunter Resources, Inc. 9.60%
  2012 .................................         5,000          5,200
NRG Energy, Inc. 7.75% 2011(3) .........       150,000         33,750
Pemex Master Trust 9.13% 2010 ..........       330,000        351,450
Pioneer Natural Resources Co. 9.63%
  2010 .................................        25,000         28,750
                                                         ------------
                                                            2,351,081
                                                         ------------

FINANCE -- 12.6%
BANKS -- 2.4%
Bank of America Corp. 7.40% 2011 .......       330,000        390,096
Dime Capital Trust I, Series A 9.33%
  2027 .................................        40,000         42,437
First Republic Bank 7.75% 2012 .........        50,000         51,366
National Australia Bank, Ltd., Series A
  8.60% 2010 ...........................       380,000        476,334
National City Corp. 7.20% 2005 .........       200,000        222,132
NCNB Corp. 9.38% 2009 ..................        68,000         85,890
Oversea-Chinese Banking Corp., Ltd.
  7.75% 2011* ..........................       380,000        432,199
Popular North America, Inc., Series D
  6.63% 2002 ...........................        50,000         50,115
Popular North America, Inc., Series E
  6.13% 2006 ...........................       260,000        277,592
Royal Bank of Scotland Group, PLC 6.40%
  2009 .................................       290,000        320,783
Scotland International Finance 7.70%
  2010* ................................       300,000        361,133
U.S. Bancorp 7.50% 2026 ................       210,000        243,304
Western Financial Bank-FSB 8.88%
  2007 .................................        15,000         14,250
Western Financial Bank-FSB 9.63%
  2012 .................................         5,000          4,750

FINANCIAL SERVICES -- 6.1%
Abbey National, PLC, Series E 6.69%
  2005 .................................       250,000        273,537
Aesop Funding II, LLC, Series 1997-1A A2
  6.40% 2003* ..........................        16,667         16,707
Aesop Funding II, LLC, Series 1998-1 A
  6.14% 2006* ..........................       120,000        129,460
Asset Securitization Corp., Series
  1997-D4 A1B 7.40% 2029 ...............       197,433        208,772
Asset Securitization Corp., Series
  1997-D5 A1C 6.75% 2041 ...............        80,000         89,573
Athena Neurosciences Finance, LLC 7.25%
  2008 .................................       315,000        181,125
BB & T Corp. 4.75% 2012 ................       365,000        369,081
Chase Credit Card Master Trust, Series
  1997-5 A 6.19% 2005 ..................       150,000        151,378
CIT Group, Inc. 7.38% 2007 .............       110,000        117,736
CIT Group, Inc. 7.50% 2003 .............       100,000        103,264
CIT Group, Inc. 7.63% 2005 .............       140,000        148,630
Citigroup, Inc. 6.75% 2005 .............       430,000        475,060
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1B 7.15% 2029 ........       165,000        179,871
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1C 7.24% 2029 ........       110,000        124,991
DLJ Mtg. Acceptance Corp., Series
  1997-CF2 A1B 6.82% 2030* .............       350,000        390,476

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Farmers Exchange Capital 7.05% 2028* ...  $    240,000   $    150,060
First Union-Lehman Bros. Com. Mtg. Trust
  II, Series 1997-C2 A2 6.60% 2029 .....       183,099        194,625
Fleet Mtg. Group, Inc., Series MTNA
  6.84% 2003 ...........................        50,000         51,127
Ford Motor Credit Co. 7.60% 2005 .......       465,000        472,784
Gemstone Investor, Ltd. 7.71% 2004* ....       310,000        248,203
General Electric Capital Corp. 8.70%
  2007 .................................       100,000        118,408
General Motors Acceptance Corp. 6.88%
  2011 .................................       500,000        489,160
Household Finance Corp. 6.38% 2011 .....       180,000        167,323
MDP Acquisitions, PLC 9.63% 2012 .......        10,000          9,875
Merrill Lynch Mtg. Investors, Inc.,
  Series 1997-C2 A2 6.54% 2029 .........       200,000        223,913
Morgan Stanley Dean Witter Capital I,
  Series 2001-TOP3 A4 6.39% 2033 .......       150,000        168,994
Natexis Banques Populaires 7.00%
  2005 .................................       130,000        141,824
Nomura Asset Securities Corp., Series
  1998-D6 A1C 6.69% 2002 ...............       500,000        571,258
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       309,998        348,946
PCA LLC/PCA Finance Corp. 11.88%
  2009* ................................        25,000         25,500
PP&L Transition Bond, LLC, Series 1999-1
  A7 7.05% 2009 ........................       218,000        249,312
Principal Financial Group 8.20%
  2009* ................................       300,000        349,247
Private Export Funding Corp. 6.62%
  2005 .................................       160,000        179,029
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000        108,252
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................        60,000         63,450
Qwest Capital Funding, Inc. 7.25%
  2011 .................................       100,000         44,000
Sun Canada Financial Co. 6.63% 2007* ...       160,000        179,554
Toyota Motor Credit Corp. 5.63% 2003 ...       140,000        145,321
UCAR Finance, Inc. 10.25% 2012 .........        15,000         14,250
Verizon Global Funding Corp. 7.38%
  2012 .................................        70,000         73,702
Von Hoffmann Corp. 10.25% 2009* ........        20,000         18,800

INSURANCE -- 4.1%
AAG Holding Co., Inc. 6.88% 2008 .......       160,000        169,690
Ace Capital Trust II 9.70% 2030 ........       370,000        455,810
Allstate Financing II 7.83% 2045 .......        49,000         53,676
American Financial Group, Inc. 7.13%
  2009 .................................        60,000         57,287
AmerUs Group Co. 6.95% 2005 ............       230,000        245,304
AXA Financial, Inc. 7.00% 2028 .........       130,000        134,493
CIGNA Corp. 7.40% 2007 .................        95,000        109,334
CIGNA Corp. 7.88% 2027 .................        30,000         34,730
CIGNA Corp. 8.25% 2007 .................        65,000         75,882
Everest Reinsurance Holdings, Inc. 8.50%
  2005 .................................        20,000         22,437
Everest Reinsurance Holdings, Inc. 8.75%
  2010 .................................       355,000        425,766
Fairfax Financial Holdings, Ltd. 7.38%
  2006 .................................        10,000          7,100
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        279,775
Florida Windstorm Underwriting Assoc.
  7.13% 2019* ..........................       340,000        384,972
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        44,000         50,692
Liberty Mutual Insurance Co. 7.70%
  2097* ................................       140,000        117,508
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................       230,000         99,047
Lumbermens Mutual Casualty Co. 9.15%
  2026* ................................       180,000         78,066
MONY Group, Inc. 7.45% 2005 ............       440,000        465,023
Provident Financing Trust I 7.41%
  2038 .................................        90,000         84,565
Prudential Financial, Inc. 6.88%
  2003* ................................       310,000        316,690
ReliaStar Financial Corp. 8.00% 2006 ...       210,000        242,313
SAFECO Corp. 7.25% 2012 ................       100,000        107,612
St. Paul Cos., Inc. 5.75% 2007 .........       460,000        477,682

----------------
46

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
UnumProvident Corp. 7.63% 2011 .........  $     20,000   $     22,041
W.R. Berkley Capital Trust 8.20%
  2045 .................................       570,000        546,049
XL Capital Finance Europe, PLC 6.50%
  2012 .................................       165,000        176,630
                                                         ------------
                                                           15,979,133
                                                         ------------

HEALTHCARE -- 1.8%
DRUGS -- 0.3%
Omnicare, Inc., Series B 8.13% 2011 ....         5,000          5,213
Wyeth 6.25% 2006 .......................       350,000        377,891

HEALTH SERVICES -- 1.1%
Anthem, Inc. 6.80% 2012 ................       415,000        455,935
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000          8,500
Beverly Enterprises, Inc. 9.63% 2009 ...        20,000         17,200
HCA, Inc. 6.30% 2012 ...................       180,000        177,894
HEALTHSOUTH Corp. 7.38% 2006 ...........        10,000          7,400
HEALTHSOUTH Corp. 8.50% 2008 ...........        10,000          7,450
Humana, Inc. 7.25% 2006 ................       100,000        109,195
Radiologix, Inc., Series B 10.50%
  2008 .................................        40,000         38,800
Triad Hospitals Holdings, Inc., Series B
  11.00% 2009 ..........................        20,000         21,950
Triad Hospitals, Inc. 8.75% 2009 .......         5,000          5,263
UnitedHealth Group, Inc. 7.50% 2005 ....       330,000        373,497
Wellpoint Health Networks, Inc. 6.38%
  2012 .................................       105,000        115,773

MEDICAL PRODUCTS -- 0.4%
Advanced Med Optics, Inc. 9.25% 2010 ...        10,000          9,800
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        25,000         23,875
ALARIS Medical, Inc. 11.13% 2008(2) ....        75,000         61,500
AmerisourceBergen Corp. 8.13% 2008 .....         5,000          5,250
Beckman Coulter, Inc. 7.10% 2003 .......        75,000         76,269
Bio-Rad Laboratories, Inc. 11.63%
  2007 .................................         9,000          9,900
Cardinal Health, Inc. 7.00% 2026 .......       260,000        287,022
CONMED Corp. 9.00% 2008 ................        35,000         35,350
Physician Sales & Service, Inc. 8.50%
  2007 .................................        20,000         19,600
Sybron Dental Specialties, Inc. 8.13%
  2012* ................................         5,000          4,962
Universal Hospital Services, Inc. 10.25%
  2008 .................................        30,000         28,500
                                                         ------------
                                                            2,283,989
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 1.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
K & F Industries, Inc., Series B 9.25%
  2007 .................................        10,000         10,250
SCL Terminal Aereo Santiago SA 6.95%
  2012* ................................       374,672        413,829
Sequa Corp. 8.88% 2008 .................        30,000         26,700

BUSINESS SERVICES -- 0.8%
Allied Waste North America, Inc., Series
  B 8.50% 2008 .........................        70,000         66,500
American Color Graphics, Inc. 12.75%
  2005 .................................        25,000         24,531
ERAC USA Finance Co. 8.00% 2011* .......       280,000        312,217
ERAC USA Finance Co. 8.25% 2005* .......       110,000        122,252
Flag, Ltd. 8.25% 2008(3) ...............        15,000            375
Interpublic Group Cos., Inc. 7.25%
  2011 .................................       210,000        210,559
Iron Mountain, Inc. 8.25% 2011 .........        25,000         24,750

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Mail-Well I Corp. 9.63% 2012* ..........  $     10,000   $      6,900
Pierce Leahy Command Co. 8.13% 2008 ....        10,000          9,950
PSA Corp., Ltd. 7.13% 2005* ............       200,000        225,930
Quebecor World, Inc. 8.38% 2008 ........        15,000         15,617

ELECTRICAL EQUIPMENT -- 0.3%
American Standard Cos., Inc. 7.63%
  2010 .................................        10,000         10,350
Eaton Corp. 7.65% 2029 .................       250,000        294,314
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        35,000         30,100

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .............        35,000         27,300
Case Corp. 7.25% 2005 ..................        25,000         22,250
NMHG Holding Co. 10.00% 2009 ...........         5,000          5,050
Numatics, Inc., Series B 9.63% 2008 ....        10,000          4,600
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,800
Tyco International Group SA 5.80%
  2006 .................................         5,000          4,200
Tyco International Group SA 6.13%
  2009 .................................        15,000         12,300
Tyco International Group SA 6.38%
  2006 .................................        10,000          8,700
Tyco International Group SA 6.38%
  2011 .................................        70,000         56,700
Tyco International Group SA 6.75%
  2011 .................................        10,000          8,200

TRANSPORTATION -- 0.2%
Federal Express Corp. 6.72% 2022 .......       174,865        198,895
Limestone Electron Trust 8.63% 2003* ...        35,000         31,175
                                                         ------------
                                                            2,189,294
                                                         ------------

INFORMATION & ENTERTAINMENT -- 3.4%
BROADCASTING & MEDIA -- 2.1%
AOL Time Warner, Inc. 5.63% 2005 .......       180,000        169,913
AOL Time Warner, Inc. 7.63% 2031 .......       320,000        265,526
CanWest Media, Inc. 10.63% 2011 ........        25,000         26,500
Century Communications Corp., Series B
  zero coupon 2008(3) ..................        65,000         11,050
Charter Communications Holdings Capital
  Corp., LLC 8.63% 2009 ................        30,000         18,450
Charter Communications Holdings Capital
  Corp., LLC 9.92% 2011(2) .............         5,000          2,275
Charter Communications Holdings Capital
  Corp., LLC 13.50% 2011(2) ............       105,000         35,700
Classic Cable, Inc. 10.50% 2010(3) .....        45,000          6,525
Clear Channel Communications, Inc. 6.00%
  2006 .................................       410,000        409,537
Comcast Cable Communications 8.50%
  2027 .................................        50,000         48,500
CSC Holdings, Inc. 7.63% 2011 ..........        60,000         48,010
EchoStar DBS Corp. 9.38% 2009 ..........        65,000         62,400
Entravision Communications Corp. 8.13%
  2009 .................................         5,000          5,100
Frontiervision Holdings LP 11.88%
  2007(2)(3) ...........................        25,000         13,250
Frontiervision Holdings LP, Series B
  11.88% 2007(2)(3) ....................        15,000          8,025
Liberty Media Corp. 7.75% 2009 .........       210,000        214,872
LIN Holdings Corp. 10.00% 2008(2) ......        50,000         49,500
LIN Televison Corp. 8.38% 2008 .........        10,000         10,275
Mediacom Broadband, LLC 11.00% 2013 ....        20,000         18,400
Mediacom, LLC 9.50% 2013 ...............        20,000         16,300
News America Holdings, Inc. 8.00%
  2016 .................................       370,000        409,490
Primedia, Inc. 8.88% 2011 ..............        40,000         30,000
Quebecor Media, Inc. 11.13% 2011 .......        15,000         12,225

----------------
48

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Quebecor Media, Inc. 13.75% 2011(2) ....  $     75,000   $     34,875
Reed Elsevier Capital, Inc. 6.13%
  2006 .................................       420,000        457,892
Rogers Communications, Inc. 8.88%
  2007 .................................        15,000         12,600
Scholastic Corp. 7.00% 2003 ............        80,000         83,594
United Pan-Europe Communications NV
  11.25% 2010(3) .......................        10,000            250
United Pan-Europe Communications NV
  11.50% 2010(3) .......................        25,000            625
Viacom, Inc. 7.70% 2010 ................        45,000         52,762
Viacom, Inc. 7.75% 2005 ................        80,000         89,075
Young Broadcasting, Inc. 10.00% 2011 ...        17,000         15,428

ENTERTAINMENT PRODUCTS -- 0.0%
Corus Entertainment, Inc. 8.75% 2012 ...        30,000         30,525
Hasbro, Inc. 6.15% 2008 ................        10,000          9,350
Hasbro, Inc. 8.50% 2006 ................        10,000         10,300

LEISURE & TOURISM -- 1.3%
Air Canada, Inc. 10.25% 2011 ...........        40,000         21,800
American Airlines, Inc., Series 01-1
  6.82% 2011 ...........................       210,000        199,607
Atlas Air, Inc. 9.38% 2006 .............        20,000          7,200
Atlas Air, Inc. 10.75% 2005 ............        10,000          4,150
Continental Airlines, Inc., Series 981A
  6.65% 2019 ...........................        62,082         56,098
Delta Air Lines, Inc. 7.90% 2009 .......        60,000         39,600
Delta Air Lines, Inc. 7.92% 2010 .......       190,000        182,451
Harrah's Operating Co., Inc. 8.00%
  2011 .................................       440,000        501,222
Icon Health & Fitness, Inc. 11.25%
  2012* ................................        25,000         24,250
Mandalay Resort Group 9.25% 2005 .......        20,000         20,550
Mandalay Resort Group 9.38% 2010 .......        10,000         10,500
Mandalay Resort Group, Series B 10.25%
  2007 .................................        15,000         16,163
MGM Mirage, Inc. 8.38% 2011 ............        55,000         57,063
Northwest Airlines, Inc. 8.88% 2006 ....        15,000          7,500
Northwest Airlines, Inc. 9.88% 2007 ....        10,000          4,900
Station Casinos, Inc. 8.88% 2008 .......        40,000         41,200
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        45,000         46,575
US Airways, Inc. 7.08% 2022 ............       111,262        115,733
USA Interactive 6.75% 2005 .............       290,000        258,619
Venetian Casino Resort, LLC 11.00%
  2010* ................................        25,000         24,500
                                                         ------------
                                                            4,328,780
                                                         ------------

INFORMATION TECHNOLOGY -- 2.3%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 .....       155,000        167,550

COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Hewlett-Packard Co. 5.75% 2006 .........       350,000        361,410
Xerox Capital Europe, PLC 5.88% 2004 ...        20,000         15,800
Xerox Corp. 9.75% 2009* ................        40,000         32,000

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008 ......        60,000         42,000
Amkor Technology, Inc. 10.50% 2009 .....        30,000         13,200
Amphenol Corp. 9.88% 2007 ..............         3,000          3,128
ChipPAC International Co., Ltd., Series
  B 12.75% 2009 ........................        70,000         68,600
Fairchild Semiconductor International,
  Inc. 10.50% 2009 .....................        15,000         15,600

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Fisher Scientific International, Inc.
  9.00% 2008 ...........................  $      5,000   $      5,187
L-3 Communications Corp., Series B 8.00%
  2008 .................................        15,000         15,525
SCG Holdings & Semiconductor Co. 12.00%
  2009 .................................        86,000         32,680
Solectron Corp. 9.63% 2009 .............        35,000         28,875

TELECOMMUNICATIONS -- 1.7%
Adelphia Communications Corp., Series B
  8.38% 2008(3) ........................        10,000          3,650
AT&T Corp. 5.63% 2004 ..................        70,000         69,475
AT&T Corp. 6.50% 2006 ..................       345,000        339,825
AT&T Wireless Services, Inc. 7.88%
  2011 .................................       340,000        260,100
Avaya, Inc. 11.13% 2009 ................        50,000         31,500
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         53,350
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        60,000         63,539
Crown Castle International Corp. zero
  coupon 2007(2) .......................        35,000         23,800
GCI, Inc. 9.75% 2007 ...................        70,000         42,000
GTE Corp. 6.36% 2006 ...................       210,000        218,933
Insight Midwest LP / Insight Capital,
  Inc. 9.75% 2009 ......................        35,000         30,800
Insight Midwest LP / Insight Capital,
  Inc. 10.50% 2010 .....................        25,000         22,250
Lucent Technologies, Inc. 5.50% 2008 ...        15,000          5,400
Lucent Technologies, Inc. 7.25% 2006 ...        20,000          8,000
Nextel Communications, Inc. 9.50%
  2011 .................................        20,000         14,950
Nextel Communications, Inc. 9.75%
  2007(2) ..............................        85,000         66,300
Rogers Cantel, Inc. 9.38% 2008 .........        15,000         10,800
Rogers Cantel, Inc. 9.75% 2016 .........        15,000          9,600
Rogers Wireless, Inc. 9.63% 2011 .......        45,000         31,950
Satelites Mexicanos SA de CV, Series B
  10.13% 2004 ..........................        20,000          8,000
Singapore Telecommunications, Ltd. 6.38%
  2011* ................................        55,000         58,871
Sprint Capital Corp. 6.13% 2008 ........       155,000        103,075
Sprint Capital Corp. 6.88% 2028 ........       210,000        121,800
Telecommunications Techniques Co., LLC
  9.75% 2008 ...........................        25,000          5,500
Telecomunicaciones de Puerto Rico, Inc.
  6.65% 2006 ...........................       450,000        450,954
Time Warner Telecom, Inc. 10.13%
  2011 .................................        25,000         10,500
United States West Communications, Inc.
  6.88% 2033 ...........................        35,000         23,405
Williams Communications Group, Inc.
  10.88% 2009(3) .......................        35,000          3,588
WorldCom, Inc. 7.38% 2006*(3) ..........        60,000          7,350
WorldCom, Inc. 7.55% 2004(3) ...........       100,000         12,250
WorldCom, Inc. 8.25% 2031(3) ...........        40,000          4,900
                                                         ------------
                                                            2,917,970
                                                         ------------

MATERIALS -- 2.4%
CHEMICALS -- 1.0%
Airgas, Inc. 9.13% 2011 ................         5,000          5,306
ARCO Chemical Co. 9.80% 2020 ...........        15,000         11,550
Chevron Phillips Chemical Co., LLC 5.38%
  2007 .................................       390,000        412,577
ICI Wilmington, Inc. 6.95% 2004 ........       330,000        350,787
IMC Global, Inc. 7.63% 2005 ............        35,000         33,926
IMC Global, Inc. 10.88% 2008 ...........        15,000         16,292
IMC Global, Inc. 11.25% 2011 ...........        15,000         16,286
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        70,000         64,750
Methanex Corp. 8.75% 2012 ..............         5,000          5,175
Noveon, Inc., Series B 11.00% 2011 .....         5,000          5,400

----------------
50

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
PCI Chemicals Canada Co. 10.00% 2008 ...  $      3,279   $      2,263
Pioneer Companies, Inc. 5.30%
  2002(4) ..............................         1,093            732
Potash Corp. of Saskatchewan, Inc. 7.75%
  2011 .................................       115,000        134,900
Praxair, Inc. 6.75% 2003 ...............       170,000        172,859
Resolution Performance Products, Inc.
  13.50% 2010 ..........................        20,000         22,100
Texas Petrochemicals Corp. 11.13%
  2006 .................................        10,000          6,300
Texas Petrochemicals Corp., Series B
  11.13% 2006 ..........................        25,000         15,000

FOREST PRODUCTS -- 1.1%
Abitibi-Consolidated, Inc. 8.55%
  2010 .................................       310,000        326,951
Buckeye Cellulose Corp. 8.50% 2005 .....        25,000         20,750
Caraustar Industries, Inc. 9.88%
  2011 .................................        40,000         40,600
Georgia-Pacific Group 9.50% 2011 .......        45,000         38,679
Graphic Packaging Corp. 8.63% 2012 .....         5,000          5,025
Longview Fibre Co. 10.00% 2009 .........         5,000          5,125
Owens-Illinois, Inc. 7.15% 2005 ........        15,000         13,800
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          4,275
Owens-Illinois, Inc. 7.50% 2010 ........        40,000         33,400
Owens-Illinois, Inc. 7.85% 2004 ........        25,000         23,750
Owens-Illinois, Inc. 8.10% 2007 ........         5,000          4,550
Pacifica Papers, Inc. 10.00% 2009 ......        30,000         30,000
Packaging Corp. of America 9.63%
  2009 .................................        15,000         16,087
Paperboard Industries International,
  Inc. 8.38% 2007 ......................         5,000          4,800
Sappi Papier Holding AG 6.75% 2012* ....       100,000        109,628
Sealed Air Corp. 8.75% 2008* ...........       260,000        214,309
Silgan Holdings, Inc. 9.00% 2009 .......        15,000         15,525
Stone Container Corp. 8.38% 2012* ......        20,000         19,900
Stone Container Corp. 9.25% 2008 .......         5,000          5,150
Stone Container Corp. 9.75% 2011 .......        35,000         36,794
Temple-Inland, Inc. 7.88% 2012 .........       360,000        401,223

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% 2009 ..............        35,000         34,650
Alcan, Inc. 6.45% 2011 .................       130,000        145,933
Century Aluminum Co. 11.75% 2008 .......        25,000         24,000
Hexcel Corp. 9.75% 2009 ................        10,000          6,800
National Steel Corp., Series D 9.88%
  2009(3) ..............................        45,000         15,413
Oregon Steel Mills, Inc. 10.00%
  2009* ................................        10,000         10,000
Phelps Dodge Corp. 8.75% 2011 ..........       125,000        127,169
Steel Dynamics, Inc. 9.50% 2009* .......         5,000          5,050
United States Steel, LLC 10.75% 2008 ...        45,000         44,325
Weirton Steel Corp. 10.00%
  2008(3)(5) ...........................        22,000          5,500
                                                         ------------
                                                            3,065,364
                                                         ------------

MUNICIPAL BONDS -- 0.7%
MUNICIPAL BONDS -- 0.7%
Allentown, Pennsylvania Taxable General
  Obligation 6.20% 2005 ................       280,000        309,347
Fresno Cnty., California Pension Oblig.
  Escrowed to Maturity 6.07% 2003 ......        45,000         46,703
Fresno Cnty., California Pension Oblig.
  Unrefunded Balance 6.07% 2003 ........         5,000          5,183
Hudson Cnty., New Jersey Improvement
  Authority Facility 6.55% 2002 ........       135,000        136,107
Huntsville, Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       100,000        104,376
Miami, Florida Revenue 7.25% 2003 ......       135,000        143,679

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
Phoenix, Arizona Civic Improvement Corp.
  6.30% 2008 ...........................  $    100,000   $    113,743
                                                         ------------
                                                              859,138
                                                         ------------

REAL ESTATE -- 1.4%
REAL ESTATE COMPANIES -- 0.9%
Beazer Homes USA, Inc. 8.63% 2011 ......        35,000         35,175
EOP Operating LP 6.38% 2003 ............       120,000        121,444
Liberty Property LP 7.25% 2011 .........       150,000        168,331
Liberty Property LP 8.50% 2010 .........       180,000        215,129
Pulte Homes, Inc. 7.88% 2011 ...........       215,000        242,494
Pulte Homes, Inc. 8.13% 2011 ...........       195,000        222,222
Susa Partnership LP 6.95% 2006 .........        90,000        100,303

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Avalonbay Communities, Inc., Series MTN
  7.50% 2010 ...........................       370,000        424,556
Host Marriot LP 9.25% 2007 .............         5,000          5,050
Host Marriott LP 9.50% 2007 ............        45,000         45,225
Regency Centers LP 7.75% 2009 ..........       100,000        114,442
                                                         ------------
                                                            1,694,371
                                                         ------------

U.S. GOVERNMENT AGENCIES -- 10.3%
U.S. GOVERNMENT AGENCIES -- 10.3%
Federal Home Loan Mtg. Corp. 6.00%
  2028 -- 2032 .........................     1,551,176      1,598,717
Federal Home Loan Mtg. Corp. 6.50%
  2022 -- 2032 .........................       819,128        857,576
Federal Home Loan Mtg. Corp. 6.75%
  2022 .................................        45,000         47,232
Federal Home Loan Mtg. Corp. 7.00%
  2023 .................................        32,000         34,680
Federal Home Loan Mtg. Corp. 7.75%
  2022 .................................        40,692         43,693
Federal Home Loan Mtg. Corp. 8.50%
  2008 -- 2019 .........................        81,525         86,387
Federal National Mtg. Assoc. 5.25%
  2003 .................................     1,635,000      1,652,168
Federal National Mtg. Assoc. 5.75%
  2008 .................................     1,715,000      1,914,129
Federal National Mtg. Assoc. 6.00%
  2032 .................................       735,000        756,058
Federal National Mtg. Assoc. 6.06%
  2011 .................................        91,694         95,161
Federal National Mtg. Assoc. 6.18%
  2008 .................................       147,386        165,169
Federal National Mtg. Assoc. 6.24%
  2008 .................................        80,026         89,826
Federal National Mtg. Assoc. 6.27%
  2007 .................................       175,482        195,976
Federal National Mtg. Assoc. 6.30%
  2008 .................................        23,671         26,542
Federal National Mtg. Assoc. 6.32%
  2011 .................................       493,308        511,960
Federal National Mtg. Assoc. 6.34%
  2008 .................................       115,005        129,018
Federal National Mtg. Assoc. 6.36%
  2008 .................................       123,250        137,169
Federal National Mtg. Assoc. 6.43%
  2008 .................................       132,530        149,353
Federal National Mtg. Assoc. 6.50%
  2004 .................................     1,500,000      1,623,090
Federal National Mtg. Assoc. 6.52%
  2011 .................................       492,414        515,493
Federal National Mtg. Assoc. 6.59%
  2007 .................................        94,497        106,967
Federal National Mtg. Assoc. 7.04%
  2007 .................................        61,396         69,863
Federal National Mtg. Assoc. 8.00%
  2006 .................................        28,007         29,924
Government National Mtg. Assoc. 7.00%
  2022 -- 2031 .........................     1,148,790      1,207,514
Government National Mtg. Assoc. 7.25%
  2027 .................................       143,230        151,811
Government National Mtg. Assoc. 7.50%
  2022 -- 2026 .........................       613,266        653,509
Government National Mtg. Assoc. 8.00%
  2031 .................................       148,369        159,238
Government National Mtg. Assoc. 8.50%
  2017 .................................        21,803         23,987

----------------
52

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 9.00%
  2021 .................................  $      4,833   $      5,377
                                                         ------------
                                                           13,037,587
                                                         ------------

U.S. GOVERNMENT OBLIGATIONS -- 19.3%
U.S. TREASURIES -- 19.3%
United States Treasury Bond Strip zero
  coupon 2012 -- 2021 ..................     6,535,000      2,598,628
United States Treasury Bonds 5.25%
  2028 -- 2029 .........................     2,800,000      2,979,132
United States Treasury Bonds 5.38%
  2031 .................................     4,000,000      4,445,000
United States Treasury Bonds 5.50%
  2028 .................................        35,000         38,448
United States Treasury Bonds 6.13%
  2029 .................................     2,300,000      2,752,709
United States Treasury Bonds 9.00%
  2018 .................................       380,000        574,275
United States Treasury Notes 3.50%
  2011 .................................     1,373,983      1,522,964
United States Treasury Notes 4.63%
  2006 .................................       700,000        757,638
United States Treasury Notes 4.75%
  2008 .................................       800,000        878,592
United States Treasury Notes 5.00%
  2011 .................................     2,000,000      2,221,160
United States Treasury Notes 5.50%
  2009 .................................       600,000        684,936
United States Treasury Notes 5.63%
  2008 .................................       200,000        228,530
United States Treasury Notes 5.75%
  2005 .................................     1,300,000      1,443,910
United States Treasury Notes 5.88%
  2004 .................................     3,000,000      3,257,550
                                                         ------------
                                                           24,383,472
                                                         ------------

UTILITIES -- 2.3%
ELECTRIC UTILITIES -- 1.8%
AES Corp. 8.88% 2011 ...................        50,000         24,500
Avista Corp. 9.75% 2008 ................       360,000        336,254
Calpine Corp. 8.50% 2011 ...............        45,000         18,450
Calpine Corp. 8.63% 2010 ...............        60,000         23,700
CMS Energy Corp. 7.50% 2009 ............        10,000          7,650
CMS Energy Corp. 8.50% 2011 ............        15,000         11,475
CMS Energy Corp. 8.90% 2008 ............        20,000         15,600
Conectiv, Inc., Series FSA 6.38%
  2005 .................................        60,000         65,209
Dominion Resources, Inc. 3.88% 2004 ....       490,000        490,941
Peco Energy Transition Trust, Series
  2001-A A1 6.52% 2010 .................       210,000        240,253
Pepco Holdings, Inc. 5.50% 2007* .......       280,000        287,393
Progress Energy, Inc. 7.10% 2011 .......       350,000        382,676
PSE&G Power, LLC 6.88% 2006 ............       370,000        372,801
Public Service Electric & Gas Co.,
  Series MBIA 8.88% 2003 ...............        35,000         36,480

GAS & PIPELINE UTILITIES -- 0.5%
Duke Energy Field Services, LLC 5.75%
  2006 .................................       320,000        309,415
Dynegy Holdings, Inc. 6.88% 2011 .......       190,000         57,950
Dynegy Holdings, Inc. 7.63% 2026 .......        10,000          2,800
Dynegy Holdings, Inc. 8.13% 2005 .......        10,000          3,300
Energen Corp. 7.63% 2010 ...............       230,000        259,665
                                                         ------------
                                                            2,946,512
                                                         ------------
TOTAL BONDS & NOTES (cost
  $76,675,563)..........................                   79,945,950
                                                         ------------

                                                                ----------------

WARRANTS -- 0.0%+
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp.
  Expires 7/15/2007(1) .................            15   $          0
FINANCE -- 0.0%
FINANCIAL SERVICES -- 0.0%
Grove Investors, Inc., Tranche A Expires
  9/14/2008(1) .........................            19              0
Grove Investors, Inc., Tranche B Expires
  9/14/2008(1) .........................            19              0
                                                         ------------
                                                                    0
                                                         ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires
  4/15/2008 (1) ........................            20              0
McLeodUSA, Inc. Expires 4/16/2007 ......           863             43
                                                         ------------
                                                                   43
                                                         ------------
TOTAL WARRANTS (cost $3,236)............                           43
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $119,787,231).........................                  115,314,279
                                                         ------------

SHORT-TERM SECURITIES -- 4.0%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 4.0%
Federal Home Loan Mtg. Disc. Notes 1.70%
  due 10/1/02 (cost $5,000,000) ........  $  5,000,000      5,000,000
                                                         ------------

REPURCHASE AGREEMENTS -- 2.5%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.5%
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  3) ...................................     2,408,000      2,408,000
UBS Warburg LLC Joint Repurchase
  Agreement Account (Note 3) ...........       820,000        820,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $3,228,000)...........................                    3,228,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $128,015,231)                             97.7%   123,542,279
Other assets less liabilities --                   2.3      2,879,516
                                                 -----   ------------
NET ASSETS --                                    100.0%  $126,421,795
                                                 =====   ============

-------------
+   Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR-- American Depository Receipt
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default.
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2002.
(5) Variable rate security -- the rate reflected is as of September 30, 2002; maturity date reflects next reset date.

----------------
54

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------
     CONTRACT                 IN            DELIVERY   GROSS UNREALIZED
    TO DELIVER           EXCHANGE FOR         DATE       APPRECIATION
-----------------------------------------------------------------------
*USD       47,846         EUR    50,000    10/25/2002      $  1,497
*USD      230,000         EUR   218,032    11/07/2002         8,820
                                                           --------
                                                             10,317
                                                           --------

                                                       GROSS UNREALIZED
                                                         DEPRECIATION
-----------------------------------------------------------------------
*EUR       65,000        USD     58,531    10/10/2002        (5,657)
*EUR      215,000        USD    199,859    10/25/2002       (12,313)
*EUR      275,000        USD    246,538    11/07/2002       (24,698)
 EUR       35,000        USD     34,188    01/31/2003          (214)
*USD       64,992         EUR    65,000    10/10/2002          (804)
                                                           --------
                                                            (43,686)
                                                           --------
Net Unrealized Depreciation..........................      $(33,369)
                                                           ========

-------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

EUR  -- Euro Dollar
USD  -- United States Dollar

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002
                                                                     (UNAUDITED)

COMMON STOCK -- 13.6%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.2%
APPAREL & TEXTILES -- 0.1%
Coach, Inc.+ ...........................         4,000   $    102,400

AUTOMOTIVE -- 0.0%
General Motors Corp. ...................         1,000         38,900

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Furniture Brands International,
  Inc.+ ................................         2,000         45,900

RETAIL -- 1.1%
Amazon.Com, Inc.+ ......................         9,645        153,645
Avon Products, Inc. ....................         1,000         46,100
Dollar Tree Stores, Inc.+ ..............         3,265         71,961
Home Depot, Inc. .......................         6,075        158,557
Kohl's Corp.+ ..........................         2,500        152,025
Masco Corp. ............................         3,000         58,650
Office Depot, Inc.+ ....................         4,000         49,360
Sears, Roebuck & Co. ...................         2,000         78,000
Target Corp. ...........................         2,000         59,040
TJX Cos., Inc. .........................         4,105         69,785
Wal-Mart Stores, Inc. ..................         4,400        216,656
                                                         ------------
                                                            1,300,979
                                                         ------------

CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.7%
Anheuser-Busch Cos., Inc. ..............         1,500         75,900
Coca-Cola Co. ..........................         4,000        191,840
Diageo, PLC ADR ........................         2,000         99,820
PepsiCo, Inc. ..........................         2,500         92,375
Philip Morris Cos., Inc. ...............         4,000        155,200
UST, Inc. ..............................         2,000         56,420

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Clorox Co. .............................         3,000        120,540
Gillette Co. ...........................         2,000         59,200
Newell Rubbermaid, Inc. ................         2,500         77,175
Procter & Gamble Co. ...................           700         62,566
                                                         ------------
                                                              991,036
                                                         ------------

ENERGY -- 1.0%
ENERGY SERVICES -- 0.5%
BJ Services Co.+ .......................         4,065        105,690
Nabors Industries, Ltd.+ ...............         3,500        114,625
Patterson-UTI Energy, Inc.+ ............           790         20,153
Smith International, Inc.+ .............         8,700        254,997

----------------
56

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 0.5%
Anadarko Petroleum Corp. ...............         3,370   $    150,100
Apache Corp. ...........................         1,500         89,175
ENSCO International, Inc. ..............         4,000        100,160
Exxon Mobil Corp. ......................         1,600         51,040
GlobalSantaFe Corp. ....................         3,500         78,225
Murphy Oil Corp. .......................           955         78,377
Petroleo Brasileiro SA ADR .............         2,710         29,078
                                                         ------------
                                                            1,071,620
                                                         ------------

FINANCE -- 2.5%
BANKS -- 0.7%
Bank of America Corp. ..................         4,000        255,200
Commerce Bancshares, Inc. ..............         1,500         58,605
Fifth Third Bancorp ....................         1,780        108,989
FleetBoston Financial Corp. ............         1,900         38,627
J.P. Morgan Chase & Co. ................         2,000         37,980
Wachovia Corp. .........................         3,000         98,070
Wells Fargo & Co. ......................         3,000        144,480

FINANCIAL SERVICES -- 0.8%
American Express Co. ...................         2,700         84,186
Citigroup, Inc. ........................         8,113        240,550
E*TRADE Group, Inc.+ ...................         9,570         42,587
Federal National Mtg. Assoc. ...........         2,475        147,361
Goldman Sachs Group, Inc. ..............         1,185         78,246
Lehman Brothers Holdings, Inc. .........         1,100         53,955
Mellon Financial Corp. .................           700         18,151
Merrill Lynch & Co., Inc. ..............         1,200         39,540
Morgan Stanley, Dean Witter & Co. ......         1,000         33,880
SLM Corp. ..............................           500         46,570

INSURANCE -- 1.0%
AFLAC, Inc. ............................         5,440        166,954
Allstate Corp. .........................         7,320        260,226
Berkshire Hathaway, Inc., Class B+ .....           156        384,540
MetLife, Inc. ..........................         2,200         50,072
Willis Group Holdings, Ltd.+ ...........         2,560         85,734
XL Capital, Ltd., Class A ..............         1,725        126,788
                                                         ------------
                                                            2,601,291
                                                         ------------

HEALTHCARE -- 2.6%
DRUGS -- 1.2%
Abbott Laboratories ....................         2,000         80,800
Amgen, Inc.+ ...........................         2,000         83,400
Forest Laboratories, Inc.+ .............         2,220        182,062
Genentech, Inc.+ .......................         2,895         94,464
Genzyme Corp.+ .........................         2,985         61,521
IDEC Pharmaceuticals Corp.+ ............         1,200         49,824
Merck & Co., Inc. ......................         1,300         59,423
Novartis AG ADR ........................         2,035         80,851

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Pfizer, Inc. ...........................        12,315   $    357,381
Pharmacia Corp. ........................           800         31,104
Wyeth ..................................         7,595        241,521

HEALTH SERVICES -- 0.6%
Anthem, Inc.+ ..........................         1,875        121,875
HCA, Inc. ..............................         2,400        114,264
Laboratory Corp. of America
  Holdings+ ............................         3,140        106,069
MEDIQ, Inc.+(1) ........................            46              0
Tenet Healthcare Corp.+ ................         3,485        172,508
UnitedHealth Group, Inc. ...............         1,110         96,814

MEDICAL PRODUCTS -- 0.8%
AmerisourceBergen Corp. ................         1,985        141,768
Biovail Corp.+ .........................           375          9,259
Boston Scientific Corp.+ ...............         1,500         47,340
Cardinal Health, Inc. ..................         1,850        115,070
Guidant Corp.+ .........................         3,325        107,431
Johnson & Johnson ......................         3,200        173,056
McKesson Corp. .........................         2,745         77,766
Medtronic, Inc. ........................         3,295        138,785
                                                         ------------
                                                            2,744,356
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 1.8%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Boeing Co. .............................         2,200         75,086
General Dynamics Corp. .................         1,435        116,709
Lockheed Martin Corp. ..................         2,000        129,340
Northrop Grumman Corp. .................         1,000        124,040
Raytheon Co. ...........................         3,595        105,333
Textron, Inc. ..........................         1,500         51,150
United Technologies Corp. ..............         1,500         84,735

BUSINESS SERVICES -- 0.1%
Cendant Corp.+ .........................         6,000         64,560
Ingersoll-Rand Co., Inc., Class A ......         2,000         68,880

ELECTRICAL EQUIPMENT -- 0.1%
Eaton Corp. ............................         1,200         76,488

MACHINERY -- 0.2%
Deere & Co. ............................         1,500         68,175
SPX Corp.+ .............................           800         80,720
Stanley Works ..........................         1,145         37,407

MULTI-INDUSTRY -- 0.4%
3M Co. .................................         1,500        164,955
General Electric Co. ...................        10,500        258,825
Honeywell International, Inc. ..........         1,660         35,956

TRANSPORTATION -- 0.3%
Burlington Northern Santa Fe Corp. .....         4,000         95,680
Canadian National Railway Co. ..........         2,020         75,427

----------------
58

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
United Parcel Service, Inc., Class B ...         2,000   $    125,060
                                                         ------------
                                                            1,838,526
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.6%
BROADCASTING & MEDIA -- 1.1%
AOL Time Warner, Inc.+ .................        12,550        146,835
Cablevision Systems New York Group,
  Class A+ .............................        13,598        123,198
Clear Channel Communications, Inc.+ ....         1,000         34,750
Comcast Corp., Class A+ ................         6,130        127,872
Liberty Media Corp., Class A+ ..........        59,952        430,455
Viacom, Inc., Class B+ .................         7,038        285,391

ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology+ .........         1,000         69,140
Mattel, Inc. ...........................         3,500         63,035

LEISURE & TOURISM -- 0.4%
Carnival Corp. .........................         2,000         50,200
Mandalay Resort Group+ .................         1,500         50,325
USA Interactive+ .......................         7,805        151,261
Wendy's International, Inc. ............         2,000         66,220
Yum! Brands, Inc.+ .....................         2,850         78,973
                                                         ------------
                                                            1,677,655
                                                         ------------

INFORMATION TECHNOLOGY -- 1.5%
COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.+ ........................         4,000        110,480

COMPUTER SOFTWARE -- 0.5%
Electronic Arts, Inc.+ .................         2,935        193,593
Intuit, Inc.+ ..........................           680         30,960
Microsoft Corp.+ .......................         6,800        297,432

COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Apple Computer, Inc.+ ..................         9,580        138,910
Dell Computer Corp.+ ...................         5,000        117,550
Hewlett-Packard Co. ....................         4,000         46,680
International Business Machines
  Corp. ................................         1,000         58,390

ELECTRONICS -- 0.2%
Analog Devices, Inc.+ ..................         1,465         28,861
Intel Corp. ............................         5,000         69,450
Texas Instruments, Inc. ................         5,000         73,850

TELECOMMUNICATIONS -- 0.4%
Cisco Systems, Inc.+ ...................         4,800         50,304
Cox Communications, Inc., Class A+ .....         3,420         84,098
EchoStar Communications Corp., Class
  A+ ...................................         5,490         94,977
Nokia Oyj ADR ..........................        11,385        150,851
Verizon Communications, Inc. ...........         2,200         60,368
                                                         ------------
                                                            1,606,754
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS -- 0.4%
CHEMICALS -- 0.2%
du Pont (E.I.) de Nemours and Co. ......         1,500   $     54,105
IMC Global, Inc. .......................         6,000         72,300
Lyondell Chemical Co. ..................         5,000         59,700
Pioneer Companies, Inc.+ ...............           212            424

FOREST PRODUCTS -- 0.2%
Bemis Co. ..............................         1,000         49,400
International Paper Co. ................         2,500         83,475
Pactiv Corp.+ ..........................         3,000         49,350

METALS & MINERALS -- 0.0%
Vulcan Materials Co. ...................         1,500         54,240
                                                         ------------
                                                              422,994
                                                         ------------
TOTAL COMMON STOCK (cost $17,367,630)...                   14,255,211
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
McLeodUSA, Inc., Series A 2.50%
  (Convertible) ........................           372            558

MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C+ .........           360            540
                                                         ------------
TOTAL PREFERRED STOCK (cost $54,753) ...                        1,098
                                                         ------------

BONDS & NOTES -- 76.8%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.1%
APPAREL & TEXTILES -- 0.1%
Gap, Inc. 8.80% 2002 ...................  $     25,000         24,875
Levi Strauss & Co. 6.80% 2003 ..........        10,000          8,800
Levi Strauss & Co. 7.00% 2006 ..........        10,000          7,100
Levi Strauss & Co. 11.63% 2008 .........        35,000         27,825
WestPoint Stevens, Inc. 7.88% 2008 .....        25,000          7,125

AUTOMOTIVE -- 0.5%
Accuride Corp., Series B 9.25% 2008 ....        50,000         32,500
CSK Auto, Inc. 12.00% 2006 .............        29,000         30,704
Dana Corp. 9.00% 2011 ..................        70,000         65,625
Delco Remy International, Inc. 8.63%
  2007 .................................        20,000         16,600
Dura Operating Corp. 8.63% 2012 ........        10,000          9,900
Dura Operating Corp. 9.00% 2009 ........        20,000         18,650
Ford Motor Co. 7.45% 2031 ..............       265,000        214,644
Goodyear Tire & Rubber Co. 7.86%
  2011 .................................        35,000         29,313
Goodyear Tire & Rubber Co. 8.50%
  2007 .................................        15,000         13,710
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        25,000         19,000
Lear Corp., Series B 8.11% 2009 ........        70,000         72,947
Navistar International Corp., Series B
  8.00% 2008 ...........................        30,000         25,500

----------------
60

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Navistar International Corp., Series B
  9.38% 2006 ...........................  $     20,000   $     19,000
United Rentals (North America), Inc.
  10.75% 2008 ..........................        20,000         19,100

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Centex Corp. 5.80% 2009 ................       160,000        157,482
Centex Corp. 7.88% 2011 ................       220,000        246,594
Del Webb Corp. 10.25% 2010 .............        25,000         27,375
KB Home 9.50% 2011 .....................        35,000         35,350
Standard Pacific Corp. 8.00% 2008 ......        15,000         14,400
Standard Pacific Corp. 8.50% 2007 ......        20,000         19,800

RETAIL -- 2.0%
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       325,000        334,029
J.C. Penney Co., Inc. 7.38% 2008 .......        25,000         23,750
J.C. Penney Co., Inc. 7.60% 2007 .......         5,000          4,825
Kroger Co. 7.38% 2005 ..................        55,000         60,115
Lowe's Cos., Inc. 8.25% 2010 ...........       310,000        385,870
Masco Corp. 6.00% 2004 .................       230,000        239,888
Monsanto Co. 7.38% 2012 ................       380,000        405,244
Pathmark Stores, Inc. 8.75% 2012 .......         5,000          4,625
Rite Aid Corp. 7.13% 2007 ..............        55,000         37,125
Rite Aid Corp. 11.25% 2008 .............        20,000         14,600
Sealy Mattress Co., Series B 10.88%
  2007(2) ..............................        30,000         25,500
Staples, Inc. 7.38% 2012 ...............       185,000        188,576
Wal-Mart Stores, Inc. 7.55% 2030 .......       270,000        346,433
Winn-Dixie Stores, Inc. 8.88% 2008 .....        20,000         19,600
                                                         ------------
                                                            3,254,099
                                                         ------------

CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Nash Finch Co., Series B 8.50% 2008 ....        10,000          8,400
Panamerican Beverage, Inc. 8.13%
  2003 .................................        80,000         81,049
PepsiAmericas, Inc. 6.38% 2009 .........       165,000        177,989
Tyson Foods, Inc. 6.63% 2004 ...........       320,000        339,978

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Fortune Brands, Inc. 7.13% 2004* .......       360,000        393,250
JohnsonDiversey, Inc. 9.63% 2012* ......         5,000          4,987
Revlon Consumer Products Corp. 12.00%
  2005 .................................        50,000         45,000
                                                         ------------
                                                            1,050,653
                                                         ------------

ENERGY -- 2.5%
ENERGY SERVICES -- 1.4%
Motiva Enterprises, LLC 5.20% 2012 .....       290,000        294,303
PacifiCorp, Series MBIA 6.38% 2008 .....       280,000        313,001
Parker Drilling Co., Series D 9.75%
  2006 .................................         5,000          4,700
Plains Exploration & Production Co.
  8.75% 2012* ..........................        30,000         30,000
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         26,062
Schlumberger Technology Corp. 6.50%
  2012* ................................       420,000        473,176
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        147,761
Tesoro Petroleum Corp., Series B 9.00%
  2008 .................................        20,000         11,400
Tesoro Petroleum Corp., Series B 9.63%
  2008 .................................        40,000         23,600

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Utilicorp United, Inc. 6.88% 2004 ......  $     90,000   $     95,519
Westar Energy, Inc. 6.88% 2004 .........        15,000         14,536
Westar Energy, Inc. 7.13% 2009 .........        25,000         22,284
Western Resources, Inc. 9.75% 2007 .....        25,000         23,992

ENERGY SOURCES -- 1.1%
Burlington Resources Finance Co. 5.70%
  2007 .................................       270,000        290,871
Clark Refining & Marketing, Inc. 8.38%
  2007 .................................        50,000         45,000
Energy Corp. of America, Series A 9.50%
  2007 .................................        65,000         42,413
Forest Oil Corp. 8.00% 2008 -- 2011 ....        30,000         31,200
Giant Industries, Inc. 11.00% 2012* ....        25,000         17,500
Husky Oil, Ltd. 7.55% 2016 .............       200,000        241,480
ICO, Inc., Series B 10.38% 2007 ........        10,000          9,250
Magnum Hunter Resources, Inc. 9.60%
  2012 .................................         5,000          5,200
NRG Energy, Inc. 7.75% 2011(3) .........       170,000         38,250
Pemex Master Trust 9.13% 2010 ..........       350,000        372,750
Pioneer Natural Resources Co. 9.63%
  2010 .................................        25,000         28,750
                                                         ------------
                                                            2,602,998
                                                         ------------

FINANCE -- 16.6%
BANKS -- 3.3%
Bank of America Corp. 7.40% 2011 .......       370,000        437,381
Dime Capital Trust I, Series A 9.33%
  2027 .................................        45,000         47,742
First Republic Bank 7.75% 2012 .........        55,000         56,503
National Australia Bank, Ltd., Series A
  8.60% 2010 ...........................       440,000        551,545
National City Corp. 7.20% 2005 .........       220,000        244,345
NCNB Corp. 9.38% 2009 ..................        80,000        101,047
Oversea-Chinese Banking Corp., Ltd.
  7.75% 2011* ..........................       520,000        586,437
Popular North America, Inc., Series D
  6.63% 2002 ...........................        40,000         40,092
Popular North America, Inc., Series E
  6.13% 2006 ...........................       310,000        330,975
Royal Bank of Scotland Group, PLC 6.40%
  2009 .................................       340,000        376,091
Scotland International Finance 7.70%
  2010* ................................       290,000        349,095
U.S. Bancorp 7.50% 2026 ................       245,000        283,854
Western Financial Bank-FSB 8.88%
  2007 .................................        20,000         19,000
Western Financial Bank-FSB 9.63%
  2012 .................................         5,000          4,750

FINANCIAL SERVICES -- 7.8%
Abbey National, PLC, Series E 6.69%
  2005 .................................       280,000        306,426
Aesop Funding II, LLC, Series 1997-1A A2
  6.40% 2003* ..........................        16,667         16,707
Aesop Funding II, LLC, Series 1998-1 A
  6.14% 2006* ..........................       120,000        129,460
Asset Securitization Corp., Series
  1997-D4 A1B 7.40% 2029 ...............       197,433        208,772
Asset Securitization Corp., Series
  1997-D5 A1C 6.75% 2041 ...............        85,000         95,171
Athena Neurosciences Finance, LLC 7.25%
  2008 .................................       340,000        195,500
BB & T Corp. 4.75% 2012 ................       410,000        414,584
Chase Credit Card Master Trust, Series
  1997-5 A 6.19% 2005 ..................       190,000        191,745
CIT Group, Inc. 7.38% 2007 .............       120,000        128,440
CIT Group, Inc. 7.50% 2003 .............       130,000        134,243
CIT Group, Inc. 7.63% 2005 .............       145,000        153,938
Citigroup, Inc. 6.75% 2005 .............       500,000        552,395
CS First Boston Mtg. Securities Corp.,
  Series 1997-C2 A3 6.55% 2035 .........       200,000        225,007
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1B 7.15% 2029 ........       165,000        179,871
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1C 7.24% 2029 ........       110,000        124,991

----------------
62

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
DLJ Mtg. Acceptance Corp., Series
  1997-CF2 A1B 6.82% 2030* .............  $    450,000   $    502,041
Farmers Exchange Capital 7.05% 2028* ...       260,000        162,565
First Union-Lehman Bros. Com. Mtg. Trust
  II, Series 1997-C2 A2 6.60% 2029 .....       179,437        190,732
Fleet Mtg. Group, Inc., Series MTNA
  6.84% 2003 ...........................        50,000         51,127
Ford Motor Credit Co. 7.60% 2005 .......       520,000        528,705
Gemstone Investor, Ltd. 7.71% 2004* ....       320,000        256,209
General Electric Capital Corp. 8.70%
  2007 .................................       110,000        131,885
General Motors Acceptance Corp. 6.88%
  2011 .................................       550,000        538,076
Household Finance Corp. 6.38% 2011 .....       190,000        176,618
LB-UBS Commercial Mtg. Trust, Series
  2001-C7 A5 6.13% 2002 ................       240,000        265,659
MDP Acquisitions, PLC 9.63% 2012 .......        10,000          9,875
Morgan Stanley Dean Witter Capital I,
  Series 2001-TOP3 A4 6.39% 2033 .......        25,000         28,166
Natexis Banques Populaires 7.00%
  2005 .................................       210,000        229,100
Nomura Asset Securities Corp., Series
  1998-D6 A1C 6.69% 2002 ...............       500,000        571,258
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............        96,666        108,811
PCA LLC/PCA Finance Corp. 11.88%
  2009* ................................        25,000         25,500
PP&L Transition Bond, LLC, Series 1999-1
  A7 7.05% 2009 ........................       202,000        231,014
Principal Financial Group 8.20%
  2009* ................................       370,000        430,738
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000        108,252
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................       100,000        105,750
Qwest Capital Funding, Inc. 7.25%
  2011 .................................       100,000         44,000
Sun Canada Financial Co. 6.63% 2007* ...       160,000        179,554
Toyota Motor Credit Corp. 5.63% 2003 ...       165,000        171,272
UCAR Finance, Inc. 10.25% 2012 .........        15,000         14,250
Verizon Global Funding Corp. 7.38%
  2012 .................................        90,000         94,760
Von Hoffmann Corp. 10.25% 2009* ........        20,000         18,800

INSURANCE -- 5.5%
AAG Holding Co., Inc. 6.88% 2008 .......       190,000        201,506
Ace Capital Trust II 9.70% 2030 ........       420,000        517,406
Allstate Financing II 7.83% 2045 .......        53,000         58,058
American Financial Group, Inc. 7.13%
  2009 .................................        70,000         66,835
AmerUs Group Co. 6.95% 2005 ............       250,000        266,635
AXA Financial, Inc. 7.00% 2028 .........       130,000        134,493
CIGNA Corp. 7.40% 2007 .................        95,000        109,334
CIGNA Corp. 7.88% 2027 .................        40,000         46,307
CIGNA Corp. 8.25% 2007 .................        75,000         87,556
Everest Reinsurance Holdings, Inc. 8.50%
  2005 .................................        20,000         22,437
Everest Reinsurance Holdings, Inc. 8.75%
  2010 .................................       390,000        467,743
Fairfax Financial Holdings, Ltd. 6.88%
  2008 .................................         5,000          3,050
Fairfax Financial Holdings, Ltd. 7.38%
  2006 .................................        15,000         10,650
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        279,775
Florida Windstorm Underwriting Assoc.
  7.13% 2019* ..........................       350,000        396,294
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        49,000         56,453
Liberty Mutual Insurance Co. 7.70%
  2097* ................................       150,000        125,901
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................       235,000        101,200
Lumbermens Mutual Casualty Co. 9.15%
  2026* ................................       215,000         93,246
MONY Group, Inc. 7.45% 2005 ............       510,000        539,004
Provident Financing Trust I 7.41%
  2038 .................................        90,000         84,565
Prudential Financial, Inc. 6.88%
  2003* ................................       355,000        362,661
ReliaStar Financial Corp. 8.00% 2006 ...       250,000        288,468
SAFECO Corp. 7.25% 2012 ................       110,000        118,373

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
St. Paul Cos., Inc. 5.75% 2007 .........  $    530,000   $    550,373
UnumProvident Corp. 7.63% 2011 .........        20,000         22,041
W.R. Berkley Capital Trust 8.20%
  2045 .................................       590,000        565,208
XL Capital Finance Europe, PLC 6.50%
  2012 .................................       170,000        181,983
                                                         ------------
                                                           17,418,379
                                                         ------------

HEALTHCARE -- 2.4%
DRUGS -- 0.4%
Omnicare, Inc., Series B 8.13% 2011 ....         5,000          5,212
Wyeth 6.25% 2006 .......................       400,000        431,876

HEALTH SERVICES -- 1.4%
Anthem, Inc. 6.80% 2012 ................       460,000        505,374
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000          8,500
Beverly Enterprises, Inc. 9.63% 2009 ...        30,000         25,800
HCA, Inc. 6.30% 2012 ...................       200,000        197,660
HEALTHSOUTH Corp. 7.38% 2006 ...........        10,000          7,400
HEALTHSOUTH Corp. 8.50% 2008 ...........        10,000          7,450
Humana, Inc. 7.25% 2006 ................       100,000        109,195
Radiologix, Inc., Series B 10.50%
  2008 .................................        45,000         43,650
Triad Hospitals Holdings, Inc., Series B
  11.00% 2009 ..........................        25,000         27,438
Triad Hospitals, Inc. 8.75% 2009 .......        10,000         10,525
UnitedHealth Group, Inc. 7.50% 2005 ....       380,000        430,088
Wellpoint Health Networks, Inc. 6.38%
  2012 .................................       110,000        121,285

MEDICAL PRODUCTS -- 0.6%
Advanced Med Optics, Inc. 9.25% 2010 ...        10,000          9,800
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        25,000         23,875
ALARIS Medical, Inc. 11.13% 2008(2) ....        75,000         61,500
AmerisourceBergen Corp. 8.13% 2008 .....         5,000          5,250
Beckman Coulter, Inc. 7.10% 2003 .......        75,000         76,269
Bio-Rad Laboratories, Inc. 11.63%
  2007 .................................         7,000          7,700
Cardinal Health, Inc. 7.00% 2026 .......       310,000        342,218
CONMED Corp. 9.00% 2008 ................        40,000         40,400
Physician Sales & Service, Inc. 8.50%
  2007 .................................        20,000         19,600
Sybron Dental Specialties, Inc. 8.13%
  2012* ................................         5,000          4,963
Universal Hospital Services, Inc. 10.25%
  2008 .................................        30,000         28,500
                                                         ------------
                                                            2,551,528
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 2.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
K & F Industries, Inc., Series B 9.25%
  2007 .................................        15,000         15,375
SCL Terminal Aereo Santiago SA 6.95%
  2012* ................................       430,711        475,725
Sequa Corp. 8.88% 2008 .................        35,000         31,150

BUSINESS SERVICES -- 1.1%
Allied Waste North America, Inc., Series
  B 8.50% 2008 .........................        70,000         66,500
American Color Graphics, Inc. 12.75%
  2005 .................................        30,000         29,437
ERAC USA Finance Co. 8.00% 2011* .......       270,000        301,067
ERAC USA Finance Co. 8.25% 2005* .......       180,000        200,048
Flag, Ltd. 8.25% 2008(3) ...............        15,000            375
Interpublic Group Cos., Inc. 7.25%
  2011 .................................       250,000        250,665

----------------
64

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Iron Mountain, Inc. 8.25% 2011 .........  $     25,000   $     24,750
Mail-Well I Corp. 9.63% 2012* ..........        10,000          6,900
Pierce Leahy Command Co. 8.13% 2008 ....         5,000          4,975
PSA Corp., Ltd. 7.13% 2005* ............       220,000        245,520
Quebecor World, Inc. 8.38% 2008 ........        20,000         20,823

ELECTRICAL EQUIPMENT -- 0.4%
American Standard Cos., Inc. 7.63%
  2010 .................................        15,000         15,525
Eaton Corp. 7.65% 2029 .................       280,000        329,632
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        35,000         30,100

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .............        35,000         27,300
Case Corp. 7.25% 2005 ..................        25,000         22,250
NMHG Holding Co. 10.00% 2009 ...........         5,000          5,050
Numatics, Inc., Series B 9.63% 2008 ....        10,000          4,600
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,800
Tyco International Group SA 6.13%
  2009 .................................        20,000         16,400
Tyco International Group SA 6.38%
  2006 .................................         5,000          4,350
Tyco International Group SA 6.38%
  2011 .................................        85,000         68,850
Tyco International Group SA 6.75%
  2011 .................................        10,000          8,200

TRANSPORTATION -- 0.2%
Federal Express Corp. 6.72% 2022 .......       165,662        188,427
Limestone Electron Trust 8.63% 2003* ...        35,000         31,175
                                                         ------------
                                                            2,429,969
                                                         ------------

INFORMATION & ENTERTAINMENT -- 4.6%
BROADCASTING & MEDIA -- 2.8%
AOL Time Warner, Inc. 5.63% 2005 .......       200,000        188,792
AOL Time Warner, Inc. 7.63% 2031 .......       360,000        298,717
CanWest Media, Inc. 10.63% 2011 ........        25,000         26,500
Century Communications Corp., Series B
  zero coupon 2008(3) ..................        65,000         11,050
Charter Communications Holdings Capital
  Corp., LLC 8.63% 2009 ................        40,000         24,600
Charter Communications Holdings Capital
  Corp., LLC 9.92% 2011(2) .............         5,000          2,275
Charter Communications Holdings Capital
  Corp., LLC 13.50% 2011(2) ............       110,000         37,400
Classic Cable, Inc. 10.50% 2010(3) .....        40,000          5,800
Clear Channel Communications, Inc. 6.00%
  2006 .................................       460,000        459,480
Comcast Cable Communications 8.50%
  2027 .................................        80,000         77,600
CSC Holdings, Inc. 7.63% 2011 ..........        70,000         56,012
EchoStar DBS Corp. 9.38% 2009 ..........        65,000         62,400
Entravision Communications Corp. 8.13%
  2009 .................................         5,000          5,100
Frontiervision Holdings LP 11.88%
  2007(2)(3) ...........................        30,000         15,900
Frontiervision Holdings LP, Series B
  11.88% 2007(2)(3) ....................        20,000         10,700
Liberty Media Corp. 7.75% 2009 .........       240,000        245,568
LIN Holdings Corp. 10.00% 2008(2) ......        45,000         44,550
LIN Televison Corp. 8.38% 2008 .........        10,000         10,275
Mediacom Broadband, LLC 11.00% 2013 ....        20,000         18,400
Mediacom, LLC 9.50% 2013 ...............        20,000         16,300
News America Holdings, Inc. 8.00%
  2016 .................................       400,000        442,692
Primedia, Inc. 8.88% 2011 ..............        40,000         30,000
Quebecor Media, Inc. 11.13% 2011 .......        20,000         16,300

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Quebecor Media, Inc. 13.75% 2011(2) ....  $     70,000   $     32,550
Reed Elsevier Capital, Inc. 6.13%
  2006 .................................       500,000        545,110
Rogers Communications, Inc. 8.88%
  2007 .................................        15,000         12,600
Scholastic Corp. 7.00% 2003 ............        85,000         88,819
United Pan-Europe Communications NV
  11.25% 2010(3) .......................        10,000            250
United Pan-Europe Communications NV
  11.50% 2010(3) .......................        20,000            500
Viacom, Inc. 7.70% 2010 ................        60,000         70,349
Viacom, Inc. 7.75% 2005 ................        80,000         89,075
Young Broadcasting, Inc. 10.00% 2011 ...        17,000         15,428

ENTERTAINMENT PRODUCTS -- 0.0%
Corus Entertainment, Inc. 8.75% 2012 ...        30,000         30,525
Hasbro, Inc. 6.15% 2008 ................        10,000          9,350
Hasbro, Inc. 8.50% 2006 ................        10,000         10,300

LEISURE & TOURISM -- 1.8%
Air Canada, Inc. 10.25% 2011 ...........        40,000         21,800
American Airlines, Inc., Series 01-1
  6.82% 2011 ...........................       260,000        247,133
Atlas Air, Inc. 9.38% 2006 .............        15,000          5,400
Atlas Air, Inc. 10.75% 2005 ............        10,000          4,150
Continental Airlines, Inc., Series 981A
  6.65% 2019 ...........................        66,516         60,105
Delta Air Lines, Inc. 7.90% 2009 .......        60,000         39,600
Delta Air Lines, Inc. 7.92% 2010 .......       220,000        211,259
Harrah's Operating Co., Inc. 8.00%
  2011 .................................       500,000        569,570
Icon Health & Fitness, Inc. 11.25%
  2012* ................................        25,000         24,250
Mandalay Resort Group 9.25% 2005 .......        20,000         20,550
Mandalay Resort Group 9.38% 2010 .......        10,000         10,500
Mandalay Resort Group, Series B 10.25%
  2007 .................................        15,000         16,163
MGM Mirage, Inc. 8.38% 2011 ............        55,000         57,062
Northwest Airlines, Inc. 8.88% 2006 ....        15,000          7,500
Northwest Airlines, Inc. 9.88% 2007 ....        10,000          4,900
Station Casinos, Inc. 8.88% 2008 .......        50,000         51,500
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        40,000         41,400
US Airways, Inc. 7.08% 2022 ............       131,579        136,867
USA Interactive 6.75% 2005 .............       330,000        294,291
Venetian Casino Resort, LLC 11.00%
  2010* ................................        25,000         24,500
                                                         ------------
                                                            4,859,767
                                                         ------------

INFORMATION TECHNOLOGY -- 3.0%
COMPUTER SERVICES -- 0.2%
Computer Sciences Corp. 7.38% 2011 .....       150,000        162,145

COMPUTERS & BUSINESS EQUIPMENT -- 0.4%
Hewlett-Packard Co. 5.75% 2006 .........       390,000        402,714
Xerox Capital Europe, PLC 5.88% 2004 ...        25,000         19,750
Xerox Corp. 9.75% 2009* ................        40,000         32,000

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008 ......        65,000         45,500
Amkor Technology, Inc. 10.50% 2009 .....        30,000         13,200
Amphenol Corp. 9.88% 2007 ..............         3,000          3,128
ChipPAC International Co., Ltd., Series
  B 12.75% 2009 ........................        80,000         78,400
Fairchild Semiconductor International,
  Inc. 10.50% 2009 .....................        20,000         20,800

----------------
66

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Fisher Scientific International, Inc.
  9.00% 2008 ...........................  $      5,000   $      5,187
L-3 Communications Corp., Series B 8.00%
  2008 .................................        20,000         20,700
SCG Holdings & Semiconductor Co. 12.00%
  2009 .................................        84,000         31,920
Solectron Corp. 9.63% 2009 .............        40,000         33,000

TELECOMMUNICATIONS -- 2.2%
Adelphia Communications Corp., Series B
  8.38% 2008(3) ........................        15,000          5,475
AT&T Corp. 5.63% 2004 ..................       100,000         99,250
AT&T Corp. 6.50% 2006 ..................       360,000        354,600
AT&T Corp. 7.50% 2006 ..................        20,000         19,900
AT&T Wireless Services, Inc. 7.88%
  2011 .................................       370,000        283,050
Avaya, Inc. 11.13% 2009 ................        50,000         31,500
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         53,350
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        70,000         74,129
Crown Castle International Corp. 10.63%
  2007(2) ..............................        45,000         30,600
GCI, Inc. 9.75% 2007 ...................        70,000         42,000
GTE Corp. 6.36% 2006 ...................       220,000        229,359
Insight Midwest LP/Insight Capital, Inc.
  9.75% 2009 ...........................        30,000         26,400
Insight Midwest LP/Insight Capital, Inc.
  10.50% 2010 ..........................        30,000         26,700
Lucent Technologies, Inc. 5.50% 2008 ...        15,000          5,400
Lucent Technologies, Inc. 7.25% 2006 ...        25,000         10,000
Nextel Communications, Inc. 9.50%
  2011 .................................        20,000         14,950
Nextel Communications, Inc. 9.75%
  2007(2) ..............................        90,000         70,200
Rogers Cantel, Inc. 9.38% 2008 .........        15,000         10,800
Rogers Cantel, Inc. 9.75% 2016 .........        15,000          9,600
Rogers Wireless, Inc. 9.63% 2011 .......        50,000         35,500
Satelites Mexicanos SA de CV, Series B
  10.13% 2004(3) .......................        20,000          8,000
Singapore Telecommunications, Ltd. 6.38%
  2011* ................................        60,000         64,223
Sprint Capital Corp. 6.13% 2008 ........       180,000        119,700
Sprint Capital Corp. 6.88% 2028 ........       190,000        110,200
Telecommunications Techniques Co., LLC
  9.75% 2008 ...........................        25,000          5,500
Telecomunicaciones de Puerto Rico, Inc.
  6.65% 2006 ...........................       510,000        511,081
Time Warner Telecom, Inc. 10.13%
  2011 .................................        30,000         12,600
United States West Communications, Inc.
  6.88% 2033 ...........................        35,000         23,405
Williams Communications Group, Inc.
  10.88% 2009(3) .......................        35,000          3,588
WorldCom, Inc. 7.38% 2006*(3) ..........        40,000          4,900
WorldCom, Inc. 7.55% 2004(3) ...........       115,000         14,087
WorldCom, Inc. 8.25% 2031(3) ...........        50,000          6,125
                                                         ------------
                                                            3,184,616
                                                         ------------

MATERIALS -- 3.2%
CHEMICALS -- 1.4%
Airgas, Inc. 9.13% 2011 ................         5,000          5,306
ARCO Chemical Co. 9.80% 2020 ...........        20,000         15,400
Chevron Phillips Chemical Co., LLC 5.38%
  2007 .................................       440,000        465,471
ICI Wilmington, Inc. 6.95% 2004 ........       385,000        409,251
IMC Global, Inc. 7.63% 2005 ............        35,000         33,926
IMC Global, Inc. 10.88% 2008 ...........        15,000         16,292
IMC Global, Inc. 11.25% 2011 ...........        15,000         16,286
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        70,000         64,750
Methanex Corp. 8.75% 2012 ..............         5,000          5,175

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Noveon, Inc., Series B 11.00% 2011 .....  $      5,000   $      5,400
PCI Chemicals Canada Co. 10.00% 2008 ...         3,279          2,263
Pioneer Companies, Inc. 5.30%
  2002(4) ..............................         1,093            732
Potash Corp. of Saskatchewan, Inc. 7.75%
  2011 .................................       140,000        164,226
Praxair, Inc. 6.75% 2003 ...............       195,000        198,280
Resolution Performance Products, Inc.
  13.50% 2010 ..........................        20,000         22,100
Texas Petrochemicals Corp., Series B
  11.13% 2006(3) .......................        30,000         18,000

FOREST PRODUCTS -- 1.4%
Abitibi-Consolidated, Inc. 8.55%
  2010 .................................       360,000        379,685
Buckeye Cellulose Corp. 8.50% 2005 .....        25,000         20,750
Caraustar Industries, Inc. 9.88%
  2011 .................................        40,000         40,600
Georgia-Pacific Group 9.50% 2011 .......        50,000         42,977
Graphic Packaging Corp. 8.63% 2012 .....         5,000          5,025
Longview Fibre Co. 10.00% 2009 .........        10,000         10,250
Owens-Illinois, Inc. 7.15% 2005 ........        20,000         18,400
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          4,275
Owens-Illinois, Inc. 7.50% 2010 ........        45,000         37,575
Owens-Illinois, Inc. 7.85% 2004 ........        15,000         14,250
Owens-Illinois, Inc. 8.10% 2007 ........         5,000          4,550
Pacifica Papers, Inc. 10.00% 2009 ......        35,000         35,000
Packaging Corp. of America 9.63%
  2009 .................................        10,000         10,725
Paperboard Industries International,
  Inc. 8.38% 2007 ......................         5,000          4,800
Sappi Papier Holding AG 6.75% 2012* ....       100,000        109,628
Sealed Air Corp. 8.75% 2008* ...........       290,000        239,037
Silgan Holdings, Inc. 9.00% 2009 .......        15,000         15,525
Stone Container Corp. 8.38% 2012* ......        20,000         19,900
Stone Container Corp. 9.25% 2008 .......         5,000          5,150
Stone Container Corp. 9.75% 2011 .......        30,000         31,537
Temple-Inland, Inc. 7.88% 2012 .........       420,000        468,094

METALS & MINERALS -- 0.4%
AK Steel Corp. 7.88% 2009 ..............        35,000         34,650
Alcan, Inc. 6.45% 2011 .................       150,000        168,384
Century Aluminum Co. 11.75% 2008 .......        25,000         24,000
Hexcel Corp. 9.75% 2009 ................        10,000          6,800
National Steel Corp., Series D 9.88%
  2009(3) ..............................        35,000         11,988
Oregon Steel Mills, Inc. 10.00%
  2009* ................................        10,000         10,000
Phelps Dodge Corp. 8.75% 2011 ..........       125,000        127,169
Steel Dynamics, Inc. 9.50% 2009* .......         5,000          5,050
United States Steel, LLC 10.75% 2008 ...        45,000         44,325
Weirton Steel Corp. 10.00%
  2008(3)(5) ...........................        22,000          5,500
                                                         ------------
                                                            3,398,457
                                                         ------------

MUNICIPAL BONDS -- 0.9%
MUNICIPAL BONDS -- 0.9%
Allentown, Pennsylvania Taxable General
  Obligation 6.20% 2005 ................       290,000        320,395
Fresno Cnty., California Pension Oblig.
  Escrowed to Maturity 6.07% 2003 ......        95,000         98,596
Fresno Cnty., California Pension Oblig.
  Unrefunded Balance 6.07% 2003 ........         5,000          5,182
Hudson Cnty., New Jersey Improvement
  Authority Facility 6.55% 2002 ........       200,000        201,640
Huntsville, Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       105,000        109,595
Miami, Florida Revenue 7.25% 2003 ......       130,000        138,358

----------------
68

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
Phoenix, Arizona Civic Improvement Corp.
  6.30% 2008 ...........................  $    100,000   $    113,743
                                                         ------------
                                                              987,509
                                                         ------------

REAL ESTATE -- 1.8%
REAL ESTATE COMPANIES -- 1.2%
Beazer Homes USA, Inc. 8.63% 2011 ......        40,000         40,200
EOP Operating LP 6.38% 2003 ............       120,000        121,444
Liberty Property LP 7.25% 2011 .........       150,000        168,332
Liberty Property LP 8.50% 2010 .........       220,000        262,935
Pulte Homes, Inc. 7.88% 2011 ...........       270,000        304,527
Pulte Homes, Inc. 8.13% 2011 ...........       185,000        210,826
Susa Partnership LP 6.95% 2006 .........        95,000        105,876

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Avalonbay Communities, Inc., Series MTN
  7.50% 2010 ...........................       390,000        447,505
Host Marriot LP 9.25% 2007 .............         5,000          5,050
Host Marriott LP 9.50% 2007 ............        45,000         45,225
Regency Centers LP 7.75% 2009 ..........       110,000        121,214
                                                         ------------
                                                            1,833,134
                                                         ------------

U.S. GOVERNMENT AGENCIES -- 12.2%
U.S. GOVERNMENT AGENCIES -- 12.2%
Federal Home Loan Mtg. Corp. 6.00%
  2032 .................................     1,149,885      1,184,266
Federal Home Loan Mtg. Corp. 6.50%
  2022 -- 2032 .........................     1,022,771      1,071,741
Federal Home Loan Mtg. Corp. 7.00%
  2023 .................................        45,000         48,769
Federal Home Loan Mtg. Corp. 7.75%
  2022 .................................        56,969         61,171
Federal Home Loan Mtg. Corp. 8.50%
  2008 -- 2019 .........................        90,587         96,001
Federal National Mtg. Assoc. 5.25%
  2003 .................................       510,000        515,355
Federal National Mtg. Assoc. 5.75%
  2008 .................................       740,000        825,921
Federal National Mtg. Assoc. 6.00%
  2028 -- 2032 .........................     2,131,382      2,193,460
Federal National Mtg. Assoc. 6.06%
  2011 .................................       288,829        299,749
Federal National Mtg. Assoc. 6.18%
  2008 .................................        23,772         26,640
Federal National Mtg. Assoc. 6.24%
  2008 .................................        87,912         98,679
Federal National Mtg. Assoc. 6.27%
  2007 .................................        80,627         90,043
Federal National Mtg. Assoc. 6.30%
  2008 .................................        23,671         26,542
Federal National Mtg. Assoc. 6.32%
  2011 .................................       394,646        409,568
Federal National Mtg. Assoc. 6.34%
  2008 .................................        18,401         20,643
Federal National Mtg. Assoc. 6.36%
  2008 .................................       123,250        137,169
Federal National Mtg. Assoc. 6.43%
  2008 .................................        23,666         26,670
Federal National Mtg. Assoc. 6.50%
  2004 .................................     2,200,000      2,380,532
Federal National Mtg. Assoc. 6.52%
  2011 .................................       393,931        412,395
Federal National Mtg. Assoc. 6.59%
  2007 .................................        94,497        106,967
Federal National Mtg. Assoc. 7.04%
  2007 .................................        75,564         85,986
Federal National Mtg. Assoc. 8.00%
  2006 .................................        11,203         11,969
Government National Mtg. Assoc. 7.00%
  2023 -- 2031 .........................     1,558,446      1,637,848
Government National Mtg. Assoc. 7.25%
  2027 .................................       217,789        230,836
Government National Mtg. Assoc. 7.50%
  2022 -- 2028 .........................       508,296        540,136
Government National Mtg. Assoc. 8.00%
  2030 .................................       257,779        276,698
Government National Mtg. Assoc. 8.50%
  2017 .................................        22,747         25,025

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 9.00%
  2021 .................................  $      5,437   $      6,049
                                                         ------------
                                                           12,846,828
                                                         ------------

U.S. GOVERNMENT OBLIGATIONS -- 19.6%
U.S. TREASURIES -- 19.6%
United States Treasury Bond Strip zero
  coupon 2012 -- 2021 ..................     6,085,000      2,382,640
United States Treasury Bonds 5.25%
  2028 -- 2029 .........................     3,335,000      3,549,471
United States Treasury Bonds 5.38%
  2031 .................................     2,500,000      2,778,125
United States Treasury Bonds 5.50%
  2028 .................................        35,000         38,448
United States Treasury Bonds 6.13%
  2029 .................................       500,000        598,415
United States Treasury Bonds 6.25%
  2023 .................................       950,000      1,132,875
United States Treasury Notes 3.50%
  2011 .................................     1,508,282      1,671,825
United States Treasury Notes 4.63%
  2006 .................................       300,000        324,702
United States Treasury Notes 4.75%
  2008 .................................       475,000        521,664
United States Treasury Notes 5.00%
  2011 .................................     1,900,000      2,110,102
United States Treasury Notes 5.50%
  2009 .................................       150,000        171,234
United States Treasury Notes 5.63%
  2008 .................................       200,000        228,530
United States Treasury Notes 5.75%
  2005 .................................     1,600,000      1,777,120
United States Treasury Notes 5.88%
  2004 .................................     3,000,000      3,257,550
                                                         ------------
                                                           20,542,701
                                                         ------------

UTILITIES -- 3.6%
ELECTRIC UTILITIES -- 3.0%
AES Corp. 8.88% 2011 ...................        55,000         26,950
Avista Corp. 9.75% 2008 ................       355,000        331,584
Calpine Corp. 8.50% 2011 ...............        65,000         26,650
Calpine Corp. 8.63% 2010 ...............        40,000         15,800
CMS Energy Corp. 7.50% 2009 ............        10,000          7,650
CMS Energy Corp. 8.50% 2011 ............        15,000         11,475
CMS Energy Corp. 8.90% 2008 ............        20,000         15,600
Conectiv, Inc., Series FSA 6.38%
  2005 .................................        75,000         81,511
Dominion Resources, Inc. 3.88% 2004 ....       570,000        571,094
Peco Energy Transition Trust, Series
  2001-A A1 6.52% 2010 .................       210,000        240,254
Pepco Holdings, Inc. 5.50% 2007* .......       310,000        318,185
PPL Electric Utilities Corp. 6.25%
  2009 .................................       500,000        544,725
Progress Energy, Inc. 7.10% 2011 .......       400,000        437,344
PSE&G Power, LLC 6.88% 2006 ............       420,000        423,179
Public Service Electric & Gas Co.,
  Series MBIA 8.88% 2003 ...............        47,000         48,988

GAS & PIPELINE UTILITIES -- 0.6%
Duke Energy Field Services, LLC 5.75%
  2006 .................................       340,000        328,753
Dynegy Holdings, Inc. 6.88% 2011 .......       200,000         61,000
Dynegy Holdings, Inc. 7.63% 2026 .......        10,000          2,800
Dynegy Holdings, Inc. 8.13% 2005 .......        10,000          3,300
Energen Corp. 7.63% 2010 ...............       220,000        248,376
                                                         ------------
                                                            3,745,218
                                                         ------------
TOTAL BONDS & NOTES (cost
  $78,159,441)..........................                   80,705,856
                                                         ------------

----------------
70

WARRANTS -- 0.0%+
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp.
  Expires 7/15/2007(1) .................            20   $          0

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires
  4/15/2008 (1) ........................            20              0
McLeodUSA, Inc. Expires 4/16/2007 ......           825             41
                                                         ------------
                                                                   41
                                                         ------------
TOTAL WARRANTS (cost $4,382)............                           41
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $95,586,206)..........................                   94,962,206
                                                         ------------

SHORT-TERM SECURITIES -- 1.9%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 1.9%
Federal Home Loan Mtg. Disc. Notes 1.70%
  due 10/1/02
  (cost $2,000,000).....................  $  2,000,000      2,000,000
                                                         ------------

REPURCHASE AGREEMENTS -- 5.6%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.6%
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  3) ...................................     2,911,000      2,911,000
UBS Warburg LLC Joint Repurchase
  Agreement Account (Note 3) ...........     3,005,000      3,005,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $5,916,000)...........................                    5,916,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $103,502,206)                            97.9%  102,878,206
Other assets less liabilities --                  2.1     2,248,557
                                           ----------  ------------
NET ASSETS --                                   100.0% $105,126,763
                                           ==========  ============

-------------
+   Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR -- American Depository Receipt
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default.
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2002.
(5) Variable rate security -- the rate reflected is as of September 30, 2002; maturity date reflects next reset date.

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
       CONTRACT                   IN              DELIVERY    GROSS UNREALIZED
      TO DELIVER             EXCHANGE FOR           DATE        APPRECIATION
------------------------------------------------------------------------------
 *USD          28,920     EUR          30,000    10/25/2002       $    686
 *USD          61,628     EUR          65,000    11/07/2002          2,483
                                                                  --------
                                                                     3,169
                                                                  --------

                                                              GROSS UNREALIZED
                                                               DEPRECIATION
------------------------------------------------------------------------------
 *EUR          24,000     USD          21,610    10/10/2002         (2,090)
 *EUR          85,000     USD          79,559    10/25/2002         (4,323)
 *EUR          65,000     USD          58,273    11/07/2002         (5,838)
  EUR          45,000     USD          43,376    12/31/2002           (855)
 *USD          23,965     EUR          24,000    10/10/2002           (265)
                                                                  --------
                                                                   (13,371)
                                                                  --------
Net Unrealized Depreciation................................       $(10,202)
                                                                  ========

------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

EUR  -- Euro Dollar
USD  -- United States Dollar

See Notes to Financial Statements.

----------------
72

----------------

SEASONS SERIES TRUST

ASSET ALLOCATION:

DIVERSIFIED GROWTH

PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 62.5%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.9%
APPAREL & TEXTILES -- 0.6%
Avery Dennison Corp. ...................         6,900   $    393,162
Gucci Group NV .........................         4,295        362,541
Jones Apparel Group, Inc.+ .............        13,600        417,520
Reebok International, Ltd.+ ............         3,700         92,685
V.F. Corp. .............................         2,100         75,558

AUTOMOTIVE -- 1.3%
AutoZone, Inc.+ ........................         9,600        757,056
Bayerische Motoren Werke AG ............         9,824        315,530
Honda Motor Co., Ltd. ..................         8,200        332,082
PSA Peugeot Citroen ....................         2,611         96,500
Toyota Motor Corp.@ ....................        47,600      1,223,872

RETAIL -- 3.0%
Big Lots, Inc.+ ........................         4,400         69,652
Blockbuster, Inc., Class A .............         5,900        146,320
Compagnie Financiere Richemont AG, Class
 A(1) ..................................        12,531        185,503
Dillard's, Inc., Class A ...............         4,300         86,774
Dixons Group, PLC ......................        70,527        191,017
Family Dollar Stores, Inc. .............         5,700        153,216
Federated Department Stores, Inc.+ .....         8,000        235,520
J.C. Penney Co., Inc. ..................        20,400        324,768
Kohl's Corp.+ ..........................         6,600        401,346
Kroger Co.+ ............................        20,900        294,690
Limited Brands .........................        20,000        286,800
Lowe's Cos., Inc.@ .....................        28,600      1,184,040
Metro AG ...............................         2,004         35,400
Monsanto Co. ...........................             1             15
Office Depot, Inc.+ ....................        23,200        286,288
Staples, Inc.+ .........................        28,400        363,236
Swatch Group AG ........................         3,448         51,743
Swatch Group AG, Class B ...............         1,842        137,277
Target Corp. ...........................         1,500         44,280
Tesco, PLC .............................       143,053        462,130
TJX Cos., Inc. .........................        46,800        795,600
Wal-Mart Stores, Inc.@ .................        14,500        713,980
                                                         ------------
                                                           10,516,101
                                                         ------------

CONSUMER STAPLES -- 5.9%
FOOD, BEVERAGE & TOBACCO -- 4.3%
Altadis SA .............................         8,985        200,614
Anheuser-Busch Cos., Inc. ..............         9,900        500,940

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
British American Tobacco, PLC ..........        26,979   $    274,915
Cadbury Schweppes, PLC .................        41,271        275,398
Coca-Cola Co.@ .........................        21,200      1,016,752
Companhia de Bebidas das Americas
 ADR ...................................         9,186         98,474
Compass Group, PLC .....................        32,612        135,691
Diageo, PLC ............................        29,337        363,429
Fomento Economico Mexicano SA de CV
 ADR(1) ................................         4,350        147,030
Japan Tobacco, Inc. ....................             1          6,309
Korea Tobacco & Ginseng Corp. GDR+ .....         3,900         27,636
Kraft Foods, Inc., Class A@ ............        31,400      1,144,844
Nestle SA@ .............................         5,824      1,270,547
Pepsi Bottling Group, Inc. .............         3,100         72,540
PepsiCo, Inc. ..........................        16,500        609,675
Philip Morris Cos., Inc.@ ..............        72,400      2,809,120
SABMiller, PLC .........................        48,569        332,486

HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
Colgate-Palmolive Co.@ .................        20,100      1,084,395
Fortune Brands, Inc. ...................         8,600        406,694
Kao Corp. ..............................        15,000        330,842
Kimberly-Clark Corp. ...................         8,300        470,112
Newell Rubbermaid, Inc. ................         6,000        185,220
Procter & Gamble Co. ...................         9,700        866,986
Reckitt & Colman, PLC ..................        10,709        201,770
                                                         ------------
                                                           12,832,419
                                                         ------------

ENERGY -- 5.3%
ENERGY SERVICES -- 2.9%
BJ Services Co.+ .......................        12,200        317,200
Royal Dutch Petroleum Co.@ .............        48,600      1,952,262
Scottish Power, PLC ....................        62,309        337,274
Shell Transport & Trading Co., PLC@ ....       182,598      1,086,582
Suncor Energy, Inc. ....................        11,540        198,700
Tokyo Gas Co., Ltd. ....................        98,000        286,590
Total Fina Elf SA, Class B@ ............        13,229      1,740,869
Unocal Corp. ...........................         9,900        310,761

ENERGY SOURCES -- 2.4%
Anadarko Petroleum Corp. ...............         5,500        244,970
Burlington Resources, Inc. .............        16,150        619,514
ConocoPhillips .........................        10,560        488,294
Exxon Mobil Corp.@ .....................       104,120      3,321,428
GlobalSantaFe Corp. ....................         8,320        185,952
Peabody Energy Corp. ...................         5,800        147,900
Petroleo Brasileiro SA ADR .............        17,101        183,494
                                                         ------------
                                                           11,421,790
                                                         ------------

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74

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE -- 13.5%
BANKS -- 6.3%
Allied Irish Banks, PLC (Dublin) .......         5,192   $     62,066
Allied Irish Banks, PLC (London) .......        20,453        244,499
Banco Itau SA ADR ......................            19            298
Bank of America Corp.@ .................        15,900      1,014,420
Bank of New York Co., Inc.@ ............        47,100      1,353,654
Barclays, PLC ..........................        32,288        188,333
BB&T Corp. .............................         6,200        217,248
BNP Paribas SA .........................        10,995        358,246
Comerica, Inc. .........................        14,900        718,478
Danske Bank A/S ........................        26,205        397,346
DBS Group Holdings, Ltd. ...............        19,141        120,610
Fifth Third Bancorp@ ...................         9,600        587,808
Greenpoint Financial Corp. .............         9,000        375,660
HSBC Holdings, PLC (Hong Kong) .........        13,200        135,815
HSBC Holdings, PLC (London) ............        35,955        363,557
Inforsys+ ..............................         8,276        343,712
J.P. Morgan Chase & Co. ................        25,600        486,144
Julius Baer Holding AG, Class B ........           740        142,886
Kookmin Bank ADR+ ......................         4,100        145,263
National Bank of Canada ................         5,400        100,265
Northern Trust Corp. ...................        10,400        392,080
Oversea-Chinese Banking Corp., Ltd. ....        32,400        174,992
Sanpaolo IMI SpA .......................        28,400        159,649
Societe Generale, Class A ..............         5,728        241,412
Svenska Handelsbanken AB, Series A .....        15,780        196,580
U.S. Bancorp@ ..........................       101,530      1,886,427
UBS AG (London)+ .......................         1,000         70,400
United Overseas Bank, Ltd. .............        28,000        187,460
Wachovia Corp. .........................        14,600        477,274
Washington Mutual, Inc. ................         7,500        236,025
Wells Fargo & Co.@ .....................        42,100      2,027,536
Zions Bancorp. .........................         5,700        248,121

FINANCIAL SERVICES -- 5.2%
Acom Co., Ltd. .........................         3,000        126,669
Capital One Financial Corp. ............        16,550        577,926
Citigroup, Inc.@ .......................       120,101      3,560,995
Federal National Mtg. Assoc.@ ..........        17,400      1,035,996
Freddie Mac@ ...........................        40,200      2,247,180
Goldman Sachs Group, Inc. ..............         6,000        396,180
H&R Block, Inc. ........................         5,600        235,256
Household International, Inc. ..........        12,200        345,382
Investor AB, Class B ...................        53,953        263,611
KPMG Consulting, Inc.+ .................        32,200        208,012
Lehman Brothers Holdings, Inc. .........         7,100        348,255
MBNA Corp.@ ............................        73,350      1,348,173
Morgan Stanley, Dean Witter & Co.@ .....         6,900        233,772
Nikko Cordial Corp. ....................        36,000        171,224
Orix Corp. .............................         2,500        147,246

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                                                                              75

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 2.0%
ACE, Ltd. ..............................        24,900   $    737,289
American International Group, Inc.# ....        12,185        666,520
Berkshire Hathaway, Inc., Class B+ .....            60        147,900
CIGNA Corp. ............................         7,700        544,775
ING Groep NV ...........................        59,735        826,803
Mitsui Marine & Fire Insurance Co.,
 Ltd. ..................................         6,000         28,143
Muenchener
 Rueckversicherungs-Gesellschaft AG ....         2,505        264,038
Radian Group, Inc. .....................         7,250        236,785
Travelers Property Casualty Corp., Class
 A+ ....................................         6,231         82,249
Travelers Property Casualty Corp., Class
 B+ ....................................         4,940         66,838
XL Capital, Ltd., Class A ..............        11,300        830,550
                                                         ------------
                                                           29,332,031
                                                         ------------

HEALTHCARE -- 10.1%
DRUGS -- 6.4%
Abbott Laboratories ....................        21,300        860,520
Allergan, Inc. .........................         7,300        397,120
Amgen, Inc.+ ...........................        13,500        562,950
AstraZeneca Group, PLC@ ................        31,332        948,468
Bristol-Myers Squibb Co.@ ..............         5,100        121,380
Forest Laboratories, Inc.+ .............         2,100        172,221
Fujisawa Pharmaceutical Co., Ltd. ......           400          8,215
GlaxoSmithKline, PLC ...................        48,410        934,905
King Pharmaceuticals, Inc.+ ............        35,000        635,950
Merck & Co., Inc.@ .....................        29,300      1,339,303
Novartis AG@ ...........................        26,880      1,060,813
Pfizer, Inc.@ ..........................       100,100      2,904,902
Pharmacia Corp.@ .......................        40,737      1,583,854
Sanofi-Synthelabo SA ...................        17,030        959,854
Schering-Plough Corp.@ .................        36,700        782,444
TEVA Pharmaceutical Industries, Ltd.
 ADR ...................................         2,859        190,659
Wyeth ..................................        15,900        505,620

HEALTH SERVICES -- 1.0%
Anthem, Inc.+ ..........................         6,900        448,500
HCA, Inc. ..............................        17,700        842,697
Quest Diagnostics, Inc.+ ...............         5,100        313,803
UnitedHealth Group, Inc. ...............         3,000        261,660
Wellpoint Health Networks, Inc., Class
 A+ ....................................         3,400        249,220

MEDICAL PRODUCTS -- 2.7%
Akzo Nobel NV ..........................         8,051        259,300
Boston Scientific Corp.+ ...............         5,200        164,112
Cardinal Health, Inc. ..................        15,100        939,220
Guidant Corp.+ .........................        10,400        336,024
Johnson & Johnson@ .....................        52,900      2,860,832
McKesson Corp. .........................        22,400        634,592
MedImmune, Inc.+ .......................        14,500        303,340
Synthes-Stratec, Inc. ..................           163         82,825

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76

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Zimmer Holdings, Inc.+ .................         7,100   $    272,214
                                                         ------------
                                                           21,937,517
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 4.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
BAE Systems, PLC .......................        25,554         77,035
Boeing Co. .............................        12,700        433,451
Lockheed Martin Corp.@ .................        15,500      1,002,385
Rockwell Collins, Inc. .................         2,700         59,238

BUSINESS SERVICES -- 1.1%
ABB, Ltd.+ .............................        54,692        180,454
Brambles Industries, Ltd. ..............        24,154         84,603
Brambles Industries, PLC ...............        43,003        139,764
Cendant Corp.+ .........................        12,200        131,272
Havas SA ...............................        19,118         64,218
Ingersoll-Rand Co., Inc., Class A ......        19,100        657,804
Toppan Printing Co., Ltd. ..............         7,000         61,815
Waste Management, Inc. .................        27,100        631,972
WPP Group, PLC .........................        50,985        341,420

ELECTRICAL EQUIPMENT -- 0.8%
Emerson Electric Co. ...................         6,300        276,822
Olympus Optical Co., Ltd. ..............        15,000        219,699
Tyco International, Ltd.@ ..............        87,500      1,233,750

MACHINERY -- 0.3%
Parker-Hannifin Corp. ..................         9,500        362,995
Sandvik AB .............................         9,944        233,812

MULTI-INDUSTRY -- 1.2%
3M Co. .................................         4,000        439,880
General Electric Co.@ ..................        84,100      2,073,065

TRANSPORTATION -- 0.8%
Canadian National Railway Co. ..........         5,410        202,265
Deutsche Post AG .......................        18,044        153,665
East Japan Railway Co. .................            27        125,979
TPG NV .................................        13,088        219,298
Union Pacific Corp.@ ...................        19,600      1,134,252
                                                         ------------
                                                           10,540,913
                                                         ------------

INFORMATION & ENTERTAINMENT -- 3.5%
BROADCASTING & MEDIA -- 1.8%
Carlton Communications, PLC ............        24,900         42,614
Comcast Corp., Class A+ ................        42,150        879,249
Fuji Television Network, Inc. ..........            14         61,527
Liberty Media Corp., Class A+ ..........        55,500        398,490
Mediaset SpA ...........................        27,400        170,269
News Corp., Ltd. ADR ...................        23,890        459,883
Nippon Television Network Corp. ........           440         74,891
Reed International, PLC ................        23,500        201,644

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Singapore Press Holdings, Ltd. .........        13,000   $    138,963
Societe Television Francaise 1 .........         7,640        162,205
Viacom, Inc., Class B+@ ................        31,000      1,257,050

ENTERTAINMENT PRODUCTS -- 0.8%
Fuji Photo Film Co., Ltd. ..............        10,000        298,188
International Game Technology+ .........         1,200         82,968
Nintendo Co., Ltd. .....................         1,700        198,020
Reed Elsevier NV .......................         5,500         65,694
Walt Disney Co.@ .......................        78,800      1,193,032

LEISURE & TOURISM -- 0.9%
Accor SA ...............................         5,743        167,661
Harrah's Entertainment, Inc.+ ..........         7,600        366,396
Hilton Group, PLC ......................        43,387        108,995
Marriott International, Inc., Class
 A .....................................         8,600        249,314
Royal Caribbean Cruises, Ltd. ..........        21,700        345,464
Yum! Brands, Inc.+ .....................        27,000        748,170
                                                         ------------
                                                            7,670,687
                                                         ------------

INFORMATION TECHNOLOGY -- 9.8%
COMPUTER SERVICES -- 0.4%
Automatic Data Processing, Inc. ........         6,900        239,913
Computer Associates International,
 Inc. ..................................        50,000        480,000
Sun Microsystems, Inc.+ ................        17,500         45,325
Symantec Corp.+ ........................         2,500         84,075
TietoEnator Oyj ........................         5,727         67,217

COMPUTER SOFTWARE -- 1.7%
Adobe Systems, Inc. ....................         7,400        141,340
BMC Software, Inc.+ ....................        52,000        679,640
Electronic Arts, Inc.+ .................         6,000        395,760
Microsoft Corp.+@ ......................        46,100      2,016,414
Oracle Corp.+ ..........................        50,900        400,074
SAP AG .................................           180          8,241
Siebel Systems, Inc.+ ..................        12,800         73,600

COMPUTERS & BUSINESS EQUIPMENT -- 1.8%
Dell Computer Corp.+@ ..................        53,400      1,255,434
Hewlett-Packard Co.@ ...................        83,427        973,593
International Business Machines
 Corp.@ ................................        18,100      1,056,859
Lexmark International, Inc., Class
 A+ ....................................        11,300        531,100

ELECTRONICS -- 2.1%
Analog Devices, Inc.+ ..................         5,900        116,230
Canon, Inc. ............................        18,000        588,491
Intel Corp.@ ...........................       106,300      1,476,507
Koninklijke Philips Electronics NV .....        13,878        201,548
LSI Logic Corp.+ .......................        21,100        133,985
Maxim Integrated Products, Inc.+ .......        11,600        287,216
Microchip Technology, Inc.+ ............         7,100        145,195
Rohm Co., Ltd. .........................         1,000        117,386

----------------
78

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Samsung Electronics Co., Ltd. GDR@ .....         9,289   $  1,100,747
Solectron Corp.+ .......................        49,200        103,812
Sony Corp. .............................         7,900        331,614

TELECOMMUNICATIONS -- 3.8%
AT&T Corp. .............................        10,800        129,708
AT&T Wireless Services, Inc.+ ..........        33,000        135,960
BellSouth Corp. ........................         8,900        163,404
Cisco Systems, Inc.+ ...................        59,900        627,752
EchoStar Communications Corp., Class
 A+ ....................................        31,600        546,680
KT Corp. ADR ...........................        29,081        645,017
Motorola, Inc. .........................        14,500        147,610
Nextel Communications, Inc., Class
 A+ ....................................        41,200        311,060
Nokia Oyj ..............................        44,328        589,027
NTT DoCoMo, Inc. .......................           562        960,250
Portugal Telecom SGPS, SA ..............        18,828         84,635
SBC Communications, Inc.@ ..............        46,700        938,670
SK Telecom Co., Ltd. ADR ...............        14,923        316,815
Sprint Corp. (FON Group) ...............        15,800        144,096
Telecom Corp. ..........................        17,800         17,657
Telecom Italia Mobile SpA ..............        46,600        181,392
Telecom Italia SpA-RNC .................        22,036        109,506
Telefonaktiebolaget LM Ericsson, Class
 B+ ....................................       299,136        108,730
Telefonos de Mexico SA de CV ADR .......        11,116        312,915
Verizon Communications, Inc. ...........        24,600        675,024
Vodafone Group, PLC@ ...................       891,073      1,140,245
                                                         ------------
                                                           21,337,469
                                                         ------------

MATERIALS -- 2.4%
CHEMICALS -- 1.1%
BASF AG ................................        13,010        461,431
Ciba Specialty Chemicals AG ............         4,667        307,023
Dow Chemical Co. .......................        16,200        442,422
du Pont (E.I.) de Nemours and Co. ......        10,400        375,128
PPG Industries, Inc. ...................        17,700        791,190

FOREST PRODUCTS -- 0.4%
Abitibi-Consolidated, Inc. .............        47,127        316,735
Smurfit-Stone Container Corp.+ .........        22,900        287,853
Weyerhaeuser Co. .......................         5,700        249,489

METALS & MINERALS -- 0.9%
BHP Billiton, Ltd. .....................        48,152        236,648
BHP Billiton, PLC ......................        35,377        163,859
Cemex SA de CV ADR .....................         9,484        197,742
Compagnie de Saint-Gobain ..............         5,400        119,182
Companhia Vale do Rio Doce ADR+ ........         3,600         78,729
Companhia Vale do Rio Doce SP ADR ......         3,591         77,745
Holcim, Ltd., Class B ..................         1,560        246,524
Lafarge SA .............................         4,774        381,091
Millea Holdings, Inc.+ .................             2         16,035
POSCO ADR ..............................         7,310        157,750

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Rio Tinto, Ltd. ........................         8,677   $    142,775
Rio Tinto, PLC .........................         5,217         83,714
                                                         ------------
                                                            5,133,065
                                                         ------------

REAL ESTATE -- 0.6%
Real Estate Companies -- 0.4%
Bouygues SA ............................        14,285        366,935
Cheung Kong (Holdings), Ltd. ...........        41,500        262,316
CRH, PLC ...............................        20,801        233,246
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Boston Properties, Inc. ................        11,500        427,800
                                                         ------------
                                                            1,290,297
                                                         ------------

UTILITIES -- 1.6%
ELECTRIC UTILITIES -- 1.5%
Cinergy Corp. ..........................         5,700        179,151
Edison International+ ..................        23,000        230,000
Entergy Corp. ..........................        15,900        661,440
FirstEnergy Corp. ......................        10,700        319,823
Hong Kong Electric Holdings, Ltd. ......        62,000        263,913
Iberdrola SA ...........................        18,610        240,853
Korea Electric Power Corp. ADR .........        35,687        332,960
NiSource, Inc. .........................        18,800        323,924
PG&E Corp.+ ............................        18,900        212,814
PPL Corp. ..............................         3,600        117,144
Progress Energy, Inc. ..................         8,800        359,656

GAS & PIPELINE UTILITIES -- 0.1%
Vivendi Environnement ..................        16,278        326,461
                                                         ------------
                                                            3,568,139
                                                         ------------
TOTAL COMMON STOCK (cost
 $169,414,041)..........................                  135,580,428
                                                         ------------

PREFERRED STOCK -- 0.1%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
AUTOMOTIVE -- 0.0%
General Motors Corp., 5.25%
 (Convertible) .........................         3,100         69,378

FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
Ford Motor Co. Capital Trust II 6.50%
 (Convertible) .........................         3,200        128,928
                                                         ------------
TOTAL PREFERRED STOCK (cost $240,725)...                      198,306
                                                         ------------

----------------
80

BONDS & NOTES -- 19.7%                      PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 7.30%
 2012 ..................................  $    160,000   $    176,659
DaimlerChrysler NA Holding Corp. 8.50%
 2031 ..................................        60,000         71,349
Ford Motor Co. 6.63% 2028 ..............       115,000         86,230

RETAIL -- 0.1%
Kroger Co. 6.80% 2011 ..................        20,000         22,297
Sears Roebuck Acceptance Corp. 7.00%
 2032 ..................................       110,000        109,134
                                                         ------------
                                                              465,669
                                                         ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Anheuser-Busch Cos., Inc. 7.55% 2030 ...        90,000        114,694
Archer Daniels Midland Co. 5.88%
 2032 ..................................        30,000         30,052
Campbell Soup Co. 6.75% 2011 ...........        60,000         68,526
Kraft Foods, Inc. 5.63% 2011 ...........       140,000        151,301
PepsiAmericas, Inc. 3.88% 2007 .........        45,000         45,523
                                                         ------------
                                                              410,096
                                                         ------------

ENERGY -- 0.4%
ENERGY SERVICES -- 0.1%
Consolidated Natural Gas Co., Series B
 5.38% 2006 ............................        50,000         52,504
Transocean Sedco Forex, Inc. 6.63%
 2011 ..................................       125,000        137,536
TXU Corp. 6.38% 2006 ...................        75,000         72,712
Union Pacific Resources Group, Inc.
 7.30% 2009 ............................        45,000         51,037

ENERGY SOURCES -- 0.3%
Amerada Hess Corp. 5.90% 2006 ..........       225,000        242,838
Canadian Natural Resources, Ltd. 6.45%
 2033 ..................................        35,000         36,048
Conoco Funding Co. 5.45% 2006 ..........       210,000        225,767
Devon Financing Corp., 6.88% 2011 ......        30,000         33,671
Kerr-McGee Corp. 5.38% 2005 ............        90,000         94,759
                                                         ------------
                                                              946,872
                                                         ------------

FINANCE -- 6.4%
BANKS -- 0.7%
Bank of America Corp. 6.88% 2005 .......        45,000         49,011
Bank One Corp. 4.13% 2007 ..............       120,000        123,658
Bank One Issuance Trust, Series 2002-C1
 2.74% 2002 ............................       128,000        128,104
BankBoston NA 6.38% 2008 ...............        60,000         65,216
Citicorp, Series MTNF 6.38% 2008 .......        40,000         44,147
J.P. Morgan Chase & Co. 5.35% 2007 .....        95,000        100,332
J.P. Morgan Chase & Co. 6.75% 2011 .....       100,000        108,551
Merita Bank, Ltd. 6.50% 2006 ...........        10,000         10,961
National City Bank 6.25% 2011 ..........       215,000        236,611
Norwest Corp., Series J 6.75% 2027 .....        25,000         27,024
Salomon Brothers Mtg. Securities VII,
 Inc., Series 2002-C2 A1 7.30% 2033 ....        65,922         73,584
Wachovia Corp. 4.95% 2006 ..............        20,000         21,344
Wachovia Corp. 7.95% 2029 ..............       180,000        208,818
Washington Mutual, Inc. 5.63% 2007 .....       185,000        196,879
Wells Fargo & Co. 5.90% 2006 ...........       195,000        213,055

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 5.6%
Ameriquest Mtg. Secs, Inc., Series
 2002-1 S 6.50% 2004(2) ................  $    622,000   $     46,650
Amortizing Residential Collateral Trust,
 Series 2001-BC6 AIO 6.00% 2004(2) .....       877,909         48,491
Amortizing Residential Collateral Trust,
 Series 2002-BC1 AIO 6.00% 2002(2) .....       500,000         37,109
Amortizing Residential Collateral Trust,
 Series 2002-BC1 M2 2.91% 2002 .........        44,891         44,253
Amortizing Residential Collateral Trust,
 Series 2002-BC3 AIO 6.00% 2002(2) .....       945,000         69,768
Amortizing Residential Collateral Trust,
 Series 2002-BC4 AIO 6.00% 2032(2) .....     1,000,000         70,742
Amortizing Residential Collateral Trust,
 Series 2002-BC5 AIO 6.00% 2004(2) .....       752,000         53,198
Amortizing Residential Collateral Trust,
 Series 2002-BC6 AIO 6.00% 2004(2) .....     1,000,000         80,957
Amortizing Residential Collateral Trust,
 Series 2002-BC6 M2 3.02% 2002 .........       100,000         98,495
Asset Backed Funding Corp., Series
 2002-OPT1 M3 3.22% 2032 ...............        53,000         53,000
Asset Backed Securities Corp., Series
 2002-HE1 AIO 6.50% 2002(2) ............       923,000         68,662
Asset Backed Securities Corp., Series
 2002-HE2 AIO 6.50% 2002(2) ............       436,236         42,133
Asset Backed Securities Corp., Series
 2002-HE2 M2 2.95% 2032(2) .............       100,000         97,974
Asset Securitization Corp., Series
 1996-MD6 A1B 6.88% 2026 ...............       325,000        341,862
Asset Securitization Corp., Series
 1996-MD6 A1C 7.04% 2029 ...............       145,000        162,526
Asset Securitization Corp., Series
 1997-MD7 A1B 7.41% 2030 ...............       109,200        122,402
Associates Corp. of North America 5.50%
 2004 ..................................       240,000        250,754
Bayview Financial Asset Trust, Series
 2002-AA M3 3.21% 2002* ................       115,546        115,689
Bear Stearns Commercial Mtg. Secs, Inc.,
 Series 1999-WF2 A1 6.80% 2008 .........        40,660         44,476
Bear Stearns Commercial Mtg. Secs, Inc.,
 Series 2000-WF1 A1 7.64% 2032 .........       259,759        291,695
CDC Mtg. Capital Trust, Series 2002-HE2
 AIO 5.25% 2032(2) .....................       453,001         40,852
Chase Manhattan Bank-First Union, Series
 1999-1 A1 7.13% 2031 ..................       104,662        115,524
CIT Group, Inc. 7.75% 2012 .............       105,000        114,234
Citigroup, Inc. 6.63% 2028 .............         5,000          5,291
CNL Funding, Series 1999-1 A2 7.65%
 2002*(2) ..............................       100,000        110,375
Commercial Mtg. Acceptance Corp., Series
 1997-ML1 A2 6.53% 2002(2) .............       200,000        217,052
Conseco Finance Securitizations Corp.,
 Series 2000-4 A6 8.31% 2032 ...........        65,000         68,756
Conseco Finance Securitizations Corp.,
 Series 2001-1 AIO 2.50% 2032(2) .......       964,650         67,526
Conseco Finance Securitizations Corp.,
 Series 2001-3 A3 5.79% 2033 ...........        26,000         27,611
Conseco Finance Securitizations Corp.,
 Series 2001-3 A4 6.91% 2033 ...........       195,000        197,123
Conseco Finance Securitizations Corp.,
 Series 2001-4 A4 7.36% 2002 ...........       140,000        139,133
Conseco Finance Securitizations Corp.,
 Series 2002-1 M2 9.55% 2033 ...........        91,000         98,481
Conseco Finance Securitizations Corp.,
 Series 2002-2 AIO 8.50% 2002(2) .......       205,004         69,856
Conseco Finance, Series 2002-A AIO 7.25%
 2032(2) ...............................     1,000,000         76,000
Conseco Finance, Series 2002-C AFIO
 7.50% 2002(2) .........................       680,000         56,366
Conseco Finance, Series 2002-C AVIO
 7.50% 2002(2) .........................       385,000         32,695
Conseco Rec. Enthusiast Consumer Trust,
 Series 2001A APIO 5.00% 2025(2) .......       760,184         52,455
Countrywide Home Loan Funding Corp.
 5.63% 2007 ............................        70,000         74,186
Countrywide Home Loans, Series 1998-3 A5
 6.75% 2002 ............................        70,000         72,236
Countrywide Mtg. Backed Securities,Inc.,
 Series 1993-C A8 6.50% 2024 ...........        95,000         97,953
CS First Boston Mtg. Securities Corp.
 6.48% 2040 ............................       150,000        168,297
CS First Boston Mtg. Securities Corp.,
 Series 2001-26 4AIO 7.50% 2031(2) .....       205,273         11,033
CS First Boston Mtg. Securities Corp.,
 Series 2002-7 AIO 8.00% (2) ...........       285,000         34,465
CS First Boston Mtg. Securities Corp.,
 Series 2002-9 2AIO 6.00% 2032(2) ......       578,000         62,401
CS First Boston Mtg. Securities Corp.,
 Series 2002-HE16 M2 3.31% 2002 ........       133,000        133,234
DLJ Commercial Mtg. Corp., Series
 2000-CKP1 A1A 6.93% 2009 ..............       252,593        279,669
FFCA Secured Lending Corp., Series
 2000-1 A2 7.77% 2019*(2) ..............       365,000        436,082
First Union National Bank Commercial
 Mtg., Series 2000-C1 A1 7.74% 2032 ....        56,459         63,804
Ford Motor Credit Co. 5.80% 2009 .......        70,000         62,593
Ford Motor Credit Co. 6.50% 2007 .......       175,000        169,064
General Electric Capital Corp. 4.63%
 2009 ..................................        35,000         35,248
General Electric Capital Corp. 6.00%
 2012 ..................................        15,000         16,326

----------------
82

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
General Electric Capital Corp. 6.75%
 2032 ..................................  $     35,000   $     37,057
General Motors Acceptance Corp. 6.13%
 2006 ..................................       110,000        110,167
General Motors Acceptance Corp. 6.88%
 2011 ..................................       155,000        151,640
General Motors Acceptance Corp. 6.88%
 2012 ..................................        20,000         19,475
General Motors Acceptance Corp. 8.00%
 2031 ..................................        65,000         62,959
GGP Mall Properties Trust, Series
 2001-C1A D3 4.07% 2002* ...............       197,208        201,076
Golden West Financial Corp. 4.75%
 2012 ..................................        50,000         50,352
Goldman Sachs Group, Inc. 5.70% 2012 ...        45,000         46,490
Grand Metropolitan Investment Corp.
 8.00% 2022 ............................        50,000         63,462
Green Tree Financial Corp., Series
 1999-5 A5 7.86% 2002 ..................       435,000        489,780
Greenpoint Manufactured Housing Trust,
 Series 1999-5 A4 7.59% 2002 ...........       175,000        190,483
GS Mtg. Securities Corp. II, Series
 1998-C1 A1 6.06% 2030 .................       116,840        123,799
Heller Financial, Inc. 7.38% 2009 ......        20,000         23,130
Home Equity Asset Trust, Series 2002-1
 M2 3.21% 2002 .........................       110,000        109,743
Home Equity Asset Trust, Series 2002-2
 M2 3.16% 2032 .........................        62,000         61,676
Household Finance Corp. 7.00% 2012 .....       140,000        134,347
Indy Mac Home Equity Loan A-B Trust,
 Series 2002-A AIO 5.00% 2004(2) .......       591,000         26,994
Istar Asset Receivables Trust, Series
 2002-1A E 3.05% 2002*(2) ..............       114,000        113,858
J.P. Morgan Commercial Mtg. Finance
 Corp. 7.59% 2032 ......................       103,063        113,940
LB Commercial Conduit Mtg.Trust, Series
 1996-C2 A 7.49% 2002 ..................       365,215        384,267
LB-UBS Commercial Mtg. Trust, Series
 2000-C3 A1 7.95% 2002 .................       660,602        751,306
LB-UBS Commercial Mtg. Trust, Series
 2000-C4 A1 7.18% 2009 .................       159,371        178,433
LB-UBS Commercial Mtg. Trust, Series
 2001-C3 A1 6.37% 2028 .................       170,000        190,417
Lehman Structured Securities Corp. 7.00%
 2029*(2) ..............................     1,718,265         67,724
Merit Securities Corp. 2.43%
 2002*(2) ..............................       137,288        141,146
Merrill Lynch Mtg. Investors, Inc.,
 Series 1997-C1 A2 7.03% 2029 ..........        90,000         97,297
Merrill Lynch Mtg. Investors, Inc.,
 Series 1999-C1 A1 7.37% 2002 ..........       134,017        147,594
Mid State Trust, Series 10 B 7.54%
 2026(F) ...............................        37,753         40,053
Morgan Stanley Capital I, Inc., Series
 1998-CF1 A1 6.33% 2032 ................       250,169        263,038
Morgan Stanley Dean Witter Capital I,
 Series 2001-NC3 B1 4.26% 2002(2) ......        25,000         25,051
Morgan Stanley Dean Witter Capital I,
 Series 2001-XLF E 3.28% 2002* .........        43,341         42,986
Morgan Stanley Dean Witter Capital I,
 Series 2002-AM2 B1 4.06% 2032(2) ......        35,000         34,770
Morgan Stanley Dean Witter Capital I,
 Series 2002-HE1 B1 3.61% 2002 .........       105,000        105,219
Morgan Stanley Dean Witter Capital I,
 Series 2002-NC3 M2 3.14% 2002(2) ......        52,000         51,596
Morgan Stanley Deanwitter, Series
 2002-XLF D 3.33% 2002* ................        39,829         39,856
Morgan Stanley Group, Inc. 6.75%
 2011 ..................................        75,000         82,217
Morgan Stanley Tracers 5.89%
 2002*(3) ..............................       960,000      1,000,915
Mtg. Capital Funding, Inc., Series
 1997-MC1 A3 7.29% 2027 ................       225,000        255,921
Nisource Finance Corp. 7.88% 2010 ......        50,000         50,945
Nomura Asset Securities Corp., Series
 1996-MD5 A1B 7.12% 2039 ...............        84,400         94,280
Oakwood Mtg. Investors, Inc., Series
 2001-E AIO 6.00% 2009(2) ..............       253,458         57,840
Oakwood Mtg. Investors, Inc., Series
 2002-A AIO 6.00% 2010(2) ..............       205,977         48,134
Oakwood Mtg. Investors, Inc., Series
 2002-A B1 8.50% 2026(2) ...............        50,000         48,420
Residential Asset Mtg. Products, Inc.
 5.50% 2004(2) .........................       515,000         38,625
Residential Asset Mtg. Products, Inc.
 7.00% 2002(2) .........................       147,000        154,281
Residential Asset Securities Corp.,
 Series 2002-KS6 AIO 4.50% 2005(4) .....       430,000         17,375
Residential Funding Mtg. Securities I
 7.25% 2003(2) .........................       134,903         11,024
Saco I, Inc., Series 2001-1A AIO 8.00%
 2002*(2) ..............................       227,760         24,876
Structured Asset Securities Corp.,
 Series 2002-HF1 AIO 6.00% 2033(2) .....     1,134,000         77,918
Verizon Global Funding Corp. 7.75%
 2030 ..................................       125,000        126,200

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 0.1%
St. Paul Cos., Inc. 5.75% 2007 .........  $    160,000   $    166,150
                                                         ------------
                                                           13,900,354
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 0.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Lockheed Martin Corp. 8.50% 2029 .......       155,000        204,929
Northrop Grumman Corp. 7.13% 2011 ......        25,000         28,600
Northrop Grumman Corp. 7.75% 2016 ......        50,000         60,533
Raytheon Co. 6.75% 2007 ................        85,000         94,052
Raytheon Co. 8.30% 2010 ................        45,000         52,919

BUSINESS SERVICES -- 0.1%
Waste Management, Inc. 7.38% 2010 ......        70,000         73,469

MULTI-INDUSTRY -- 0.0%
Honeywell International, Inc. 6.88%
 2005 ..................................        35,000         38,795

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 7.95%
 2030 ..................................       100,000        123,923
Canadian National Railway Co. 7.38%
 2031 ..................................        95,000        114,752
CSX Corp. 6.25% 2008 ...................        50,000         54,952
Union Pacific Corp. 6.65% 2011 .........       180,000        204,468
                                                         ------------
                                                            1,051,392
                                                         ------------

INFORMATION & ENTERTAINMENT -- 0.2%
BROADCASTING & MEDIA -- 0.2%
AOL Time Warner, Inc. 7.63% 2031@ ......       125,000        103,721
News America Holdings, Inc. 7.70%
 2025 ..................................       150,000        143,538
Tele-Communications, Inc. 7.88% 2013 ...       110,000        102,916
Viacom, Inc. 5.63% 2012 ................        25,000         26,099
Viacom, Inc. 7.88% 2030 ................        40,000         48,138
                                                         ------------
                                                              424,412
                                                         ------------

INFORMATION TECHNOLOGY -- 0.2%
COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Xerox Equipment Lease Owner Trust 3.78%
 2002* .................................        77,731         78,366

TELECOMMUNICATIONS -- 0.2%
AT&T Corp. 6.00% 2009 ..................       110,000         99,501
AT&T Wireless Services, Inc. 7.88%
 2011 ..................................        15,000         11,475
British Telecommunications, PLC 8.63%
 2002 ..................................       100,000        119,180
CenturyTel, Inc. 7.88% 2012* ...........        15,000         15,860
Cox Communications, Inc. 7.13% 2012 ....        35,000         34,932
France Telecom SA 9.25% ................        80,000         87,270
Sprint Capital Corp. 7.13% 2006 ........        55,000         41,250
                                                         ------------
                                                              487,834
                                                         ------------

MATERIALS -- 0.3%
CHEMICALS -- 0.0%
Dow Chemical Co. 8.55% 2009 ............        20,000         23,696

----------------
84

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 0.2%
Domtar, Inc. 7.88% 2011 ................  $     50,000   $     57,568
International Paper Co. 6.75% 2011 .....       100,000        110,873
Weyerhaeuser Co. 6.75% 2012* ...........       165,000        178,730

METALS & MINERALS -- 0.1%
Alcoa, Inc. 6.75% 2028 .................       160,000        178,526
                                                         ------------
                                                              549,393
                                                         ------------

REAL ESTATE -- 0.1%
REAL ESTATE COMPANIES -- 0.1%
EOP Operating LP 7.00% 2011 ............        90,000         99,249
TIAA Commercial Real Estate Sec., Series
 2002-1A IIFX 6.77% 2002*(2) ...........        86,000         94,143

REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Archstone-Smith Operating Trust 5.00%
 2007 ..................................        60,000         61,978
                                                         ------------
                                                              255,370
                                                         ------------

U.S. GOVERNMENT AGENCIES -- 9.0%
U.S. GOVERNMENT AGENCIES -- 9.0%
Federal Home Loan Mtg. Corp. zero coupon
 2021 ..................................       600,000        638,485
Federal Home Loan Mtg. Corp. 5.00%
 2032(2) ...............................       835,000         15,656
Federal Home Loan Mtg. Corp. 5.50%
 2004(2) ...............................       351,000         20,183
Federal Home Loan Mtg. Corp. 6.00%
 2016 -- 2032(6) .......................     2,454,911      2,550,753
Federal Home Loan Mtg. Corp. 6.00%
 TBA ...................................     1,236,000      1,270,770
Federal Home Loan Mtg. Corp. 6.28%
 2009 ..................................       342,000        368,144
Federal Home Loan Mtg. Corp. 7.50%
 2029 -- 2042 ..........................       410,015        435,258
Federal Home Loan Mtg. Corp. 8.50%
 2028 ..................................        33,903         36,480
Federal Home Loan Mtg. Corp., Series
 T-40 S 6.00% 2004(2) ..................       745,000         52,266
Federal National Mtg. Assoc. 0.42 2002
 IO (2) ................................     1,687,337         22,678
Federal National Mtg. Assoc. 0.45 2041
 IO (2) ................................     7,227,076        100,502
Federal National Mtg. Assoc. 0.50 2002
 IO (2) ................................     2,901,654         52,592
Federal National Mtg. Assoc. 0.57 2041
 IO (2) ................................     1,754,016         31,243
Federal National Mtg. Assoc. 3.63%
 2004 ..................................       330,000        338,692
Federal National Mtg. Assoc. 5.50%
 2006 ..................................       245,000        267,008
Federal National Mtg. Assoc. 6.00%
 2014 -- 2032 ..........................       190,402        196,425
Federal National Mtg. Assoc. 6.00%
 TBA ...................................     2,458,000      2,524,071
Federal National Mtg. Assoc. 6.35%
 2031 ..................................       319,862        331,692
Federal National Mtg. Assoc. 6.50%
 2030 -- 2032 ..........................     2,917,398      3,025,710
Federal National Mtg. Assoc. 7.00%
 2030 ..................................        20,965         21,898
Federal National Mtg. Assoc. 7.25%
 2010@ .................................       909,000      1,098,254
Federal National Mtg. Assoc. 7.50%
 2002 -- 2041 ..........................     1,711,748      1,836,501
Federal National Mtg. Assoc. 8.00%
 2025 ..................................       132,748        143,089
Federal National Mtg. Assoc. 9.00%
 2024 -- 2026 ..........................        69,511         75,557
Federal National Mtg. Assoc., Series
 2000-T6 zero coupon 2030 PO (2) .......         9,833          6,957
Federal National Mtg. Assoc., Series
 2001-T1 zero coupon 2028 PO (2) .......         2,484          1,757
Federal National Mtg. Assoc., Series
 2001-T10 zero coupon 2041 PO (2) ......       100,139         70,598
Federal National Mtg. Assoc., Series
 2001-T3 zero coupon 2040 PO (2) .......         6,938          4,908
Federal National Mtg. Assoc., Series
 2001-T4 zero coupon 2028 PO (2) .......        36,440         25,782
Federal National Mtg. Assoc., Series
 2001-T7 zero coupon 2041 PO (2) .......        12,123          8,577
Federal National Mtg. Assoc., Series
 2001-T8 zero coupon 2002 PO (2) .......       111,812         78,827
Government National Mtg. Assoc. 6.50%
 2028 -- 2031 ..........................     1,210,846      1,264,037

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 7.00%
 2025 -- 2031@ .........................  $  1,789,877   $  1,880,484
Government National Mtg. Assoc. 7.50%
 2023 -- 2030(7) .......................        79,151         84,135
Government National Mtg. Assoc. 8.00%
 2022 -- 2024 ..........................       476,373        517,328
Government National Mtg. Assoc. 9.00%
 2029(6) ...............................       114,334        127,063
Government National Mtg. Assoc. 9.50%
 2017 ..................................        23,836         26,818
                                                         ------------
                                                           19,551,178
                                                         ------------

U.S. GOVERNMENT OBLIGATIONS -- 1.8%
U.S. TREASURIES -- 1.8%
United States Treasury Bonds 5.38%
 2031(5) ...............................       150,000        155,575
United States Treasury Bonds 6.00%
 2026(6) ...............................       485,000        565,345
United States Treasury Bonds 6.25%
 2030(6) ...............................       350,000        427,024
United States Treasury Bonds 8.00%
 2021(6) ...............................       550,000        777,689
United States Treasury Bonds 8.13%
 2019 ..................................         5,000          7,066
United States Treasury Notes 1.88%
 2004(6) ...............................       335,000        336,122
United States Treasury Notes 3.25%
 2007(6) ...............................       520,000        535,966
United States Treasury Notes 4.38%
 2012@ .................................     1,105,000      1,174,926
                                                         ------------
                                                            3,979,713
                                                         ------------

UTILITIES -- 0.4%
ELECTRIC UTILITIES -- 0.3%
Allegheny Energy Supply Co., LLC 8.25%
 2012* .................................        80,000         47,177
Conectiv 5.30% 2005* ...................        75,000         77,106
Constellation Energy Group, Inc. 6.13%
 2009 ..................................        40,000         40,412
Exelon Corp. 6.75% 2011 ................       105,000        116,088
FirstEnergy Corp. 5.50% 2006 ...........        65,000         62,953
Northern States Power Co. 8.00%
 2012* .................................        30,000         31,664
Pepco Holdings, Inc. 5.50% 2007* .......        45,000         46,188
Progress Energy, Inc. 6.75% 2006 .......       135,000        145,251

GAS & PIPELINE UTILITIES -- 0.1%
Kinder Morgan, Inc. 6.45% 2003 .........       115,000        116,342

TELEPHONE -- 0.0%
Deutsche Telekom International 8.00%
 2010 ..................................        70,000         77,000
Deutsche Telekom International Finance
 BV 8.25% 2030 .........................        30,000         31,912
                                                         ------------
                                                              792,093
                                                         ------------
TOTAL BONDS & NOTES (cost
 $41,888,245)...........................                   42,814,376
                                                         ------------

----------------
86

OPTIONS PURCHASED -- 0.1%
                                                 SHARES      VALUE
----------------------------------------------------------------------
S&P 500 Index 700 Put/December .........           500   $     10,000
S&P 500 Index 750 Put/December .........         1,500         47,700
S&P 500 Index 800 Put/December .........         3,800        183,160
                                                         ------------
TOTAL OPTIONS PURCHASED (cost
 $232,972) .............................                      240,860
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $211,775,983)..........................                  178,833,970
                                                         ------------

SHORT-TERM SECURITIES -- 8.6%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 6.8%
Eureka Securitization, Inc. 0.04% due
 10/4/02@ ..............................  $  5,852,000      5,851,098
Mont Blanc Capital Corp. Years 3&4 0.15%
 due 10/9/02@ ..........................     5,000,000      4,998,033
Preferred Receivables Funding Corp.
 Years 1&2 0.17% due 10/15/02@ .........     3,780,000      3,777,398
                                                         ------------
(cost $14,626,529) ....................................    14,626,529
                                                         ------------

U.S. TREASURY BILLS -- 1.8%
United States Treasury Bills 1.85% due
 12/12/02@ (cost $3,916,389) ...........     3,930,000      3,916,389
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
 $18,542,918)...........................                   18,542,918
                                                         ------------

REPURCHASE AGREEMENT -- 10.1%
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.1%
Agreement with Lehman Brothers, bearing
 interest at 1.91%, dated 9/30/02, to be
 repurchased 10/1/02 in the amount of
 $21,897,162 and collateralized by
 $18,785,000 of Federal Home Loan Bank
 Bonds, bearing interest at 6.50%, due
 8/14/09 and $455,000 of Federal Home
 Loan Mtg. Corp. Bonds, bearing interest
 at 6.75% due 3/15/31, which together
 have an approximate value of
 $22,313,535
 (cost $21,896,000)@ ...................    21,896,000     21,896,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $252,214,901)                            101.1%  219,272,888

BONDS & NOTES -- SHORT POSITIONS -- (2.2%)
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- (2.2%)
U.S. GOVERNMENT AGENCIES -- (2.2%)
Federal Home Loan Mtg. Corp. 6.00% TBA ...      (750,000)      (778,828)
Federal National Mtg. Assoc. 6.00% TBA ...    (1,370,000)    (1,406,826)
Federal National Mtg. Assoc. 6.50% TBA ...    (1,018,000)    (1,054,587)
Government National Mtg. Assoc. 6.50%
 TBA ....................................     (1,085,000)    (1,130,776)
Government National Mtg. Assoc. 7.00%
 TBA ....................................       (500,000)      (525,313)
                                                           ------------
TOTAL BONDS & NOTES -- SHORT POSITIONS
 (proceeds $4,895,624) ..................                    (4,896,330)
                                                           ------------

Other assets less liabilities --                   1.1     2,462,875
                                           -----------  ------------
NET ASSETS --                                    100.0% $216,839,433
                                           ===========  ============

                                                                ----------------

-------------
+   Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
#  Security represents an investment in an affiliated company.
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt
IO -- Interest Only
PO -- Principal Only
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(2) Fair valued security; see Note 2.
(3) Variable rate security -- the rate reflected is as of September 30, 2002; maturity date reflects next reset date.
(4) When-issued security
(5) The security or a portion thereof represents collateral for a when-issued security.
(6) The security or a portion thereof represents collateral for securities sold short.
(7) A portion of this security is subject to put options written.

@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
      NUMBER OF                                                            VALUE AT        VALUE AS OF       APPRECIATION/
      CONTRACTS         DESCRIPTION                     EXPIRATION DATE   TRADE DATE    SEPTEMBER 30, 2002   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------

       40 Long          Canadian 10 Year Bond            December 2002    $ 2,668,274       $ 2,707,960       $    39,686
       84 Long          Euro Bund                        December 2002      9,243,951         9,353,086           109,135
       52 Long          Long Gilt                        December 2002      9,654,928         9,857,902           202,974
      69 Short          90 Day Euro                      December 2002     16,940,091        16,992,975           (52,884)
       33 Long          Russell 2000 Index               December 2002      6,429,365         5,973,000          (456,365)
      162 Long          S&P 500 Index                    December 2002     36,550,100        33,017,550        (3,532,550)
      263 Short         U.S. Treasury 10 Year Note       December 2002     29,379,067        30,484,330        (1,105,263)
                                                                                                              -----------
                                                                                                              $(4,795,267)
                                                                                                              ===========

OPEN PUT OPTIONS WRITTEN
-------------------------------------------------------------------------------------------------------------
                          CONTRACT       STRIKE    NUMBER OF   PREMIUMS        VALUE AS OF        UNREALIZED
        ISSUE               MONTH        PRICE     CONTRACTS   RECEIVED    SEPTEMBER 30, 2002    DEPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 Index           December 2002     $650        58        $65,254          $71,920           $(6,666)
                                                                                                   =======

See Notes to Financial Statements.

----------------
88

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 96.6%
                                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.9%
APPAREL & TEXTILES -- 0.7%
Industria de Diseno Textil SA ..............................           60,100   $  1,217,204

AUTOMOTIVE -- 0.9%
Harley-Davidson, Inc. ......................................           33,300      1,546,785

RETAIL -- 7.3%
Best Buy Co., Inc.+ ........................................           37,500        836,625
Home Depot, Inc. ...........................................          117,600      3,069,360
Kohl's Corp.+ ..............................................           23,200      1,410,792
Safeway, Inc.+ .............................................            9,200        205,160
Target Corp. ...............................................          104,700      3,090,744
Wal-Mart de Mexico SA de CV ADR ............................           32,100        776,653
Wal-Mart Stores, Inc. ......................................           39,500      1,944,980
Walgreen Co. ...............................................           47,000      1,445,720
                                                                                ------------
                                                                                  15,544,023
                                                                                ------------

CONSUMER STAPLES -- 6.4%
FOOD, BEVERAGE & TOBACCO -- 6.0%
Anheuser-Busch Cos., Inc. ..................................           31,700      1,604,020
Coca-Cola Co. ..............................................           31,100      1,491,556
Companhia de Bebidas das Americas ..........................        3,634,000        401,175
Compass Group, PLC .........................................          176,800        735,623
General Mills, Inc. ........................................           27,900      1,239,318
Koninklijke Ahold NV .......................................           59,500        704,808
PepsiCo, Inc. ..............................................           18,500        683,575
Philip Morris Cos., Inc. ...................................           36,000      1,396,800
Sysco Corp. ................................................           60,100      1,706,239
Unilever, PLC ..............................................           49,700        450,256

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Colgate-Palmolive Co. ......................................           14,000        755,300
                                                                                ------------
                                                                                  11,168,670
                                                                                ------------

EDUCATION -- 0.9%
EDUCATION -- 0.9%
Apollo Group, Inc., Class A+ ...............................           36,350      1,578,680
                                                                                ------------

ENERGY -- 3.9%
ENERGY SERVICES -- 1.5%
Baker Hughes, Inc. .........................................           55,100      1,599,553
Schlumberger, Ltd. .........................................           25,000        961,500

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.4%
ChevronTexaco Corp. ........................................           27,800   $  1,925,150
ExxonMobil Corp. ...........................................           69,734      2,224,515
                                                                                ------------
                                                                                   6,710,718
                                                                                ------------

FINANCE -- 20.0%
BANKS -- 3.5%
Fifth Third Bancorp ........................................           15,100        924,573
Northern Trust Corp. .......................................           25,400        957,580
State Street Corp. .........................................           39,300      1,518,552
U.S. Bancorp ...............................................          100,100      1,859,858
Wells Fargo & Co. ..........................................           18,800        905,408

FINANCIAL SERVICES -- 12.3%
Citigroup, Inc. ............................................          218,735      6,485,493
Concord EFS, Inc.+ .........................................           88,200      1,400,616
Federal National Mtg. Assoc. ...............................           25,500      1,518,270
Freddie Mac ................................................          107,200      5,992,480
Mellon Financial Corp. .....................................           73,800      1,913,634
Merrill Lynch & Co., Inc. ..................................           55,500      1,828,725
Morgan Stanley, Dean Witter & Co. ..........................           30,300      1,026,564
Slm Corp. ..................................................           12,200      1,136,308

INSURANCE -- 4.2%
ACE, Ltd. ..................................................           36,700      1,086,687
Berkshire Hathaway, Inc., Class A+ .........................               13        960,700
Hartford Financial Services Group, Inc. ....................           32,000      1,312,000
Marsh & McLennan Cos., Inc. ................................           24,000        999,360
Progressive Corp. ..........................................           15,300        774,639
Travelers Property Casualty Corp., Class A+ ................           87,555      1,155,726
XL Capital, Ltd., Class A ..................................           12,900        948,150
                                                                                ------------
                                                                                  34,705,323
                                                                                ------------

HEALTHCARE -- 20.3%
DRUGS -- 8.0%
Abbott Laboratories ........................................           42,800      1,729,120
Amgen, Inc.+ ...............................................           24,500      1,021,650
Pfizer, Inc. ...............................................          194,450      5,642,939
Pharmacia Corp. ............................................           42,279      1,643,807
Sanofi-Synthelabo SA .......................................           24,200      1,363,974
Schering-Plough Corp. ......................................           12,800        272,896
Wyeth ......................................................           67,400      2,143,320

HEALTH SERVICES -- 6.3%
HCA, Inc. ..................................................           47,800      2,275,758
Laboratory Corp. of America Holdings+ ......................           23,300        787,074
UnitedHealth Group, Inc. ...................................           67,900      5,922,238
Wellpoint Health Networks, Inc., Class A+ ..................           27,500      2,015,750

MEDICAL PRODUCTS -- 6.0%
AmerisourceBergen Corp. ....................................           18,600      1,328,412
Baxter International, Inc. .................................           51,000      1,558,050

----------------
90

COMMON STOCK (CONTINUED)
                                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Biovail Corp.+ .............................................           38,000   $    938,220
Cardinal Health, Inc. ......................................           25,000      1,555,000
Guidant Corp.+ .............................................           16,000        516,960
Johnson & Johnson ..........................................           61,000      3,298,880
MedImmune, Inc.+ ...........................................           61,400      1,284,488
                                                                                ------------
                                                                                  35,298,536
                                                                                ------------

INDUSTRIAL & COMMERCIAL -- 10.2%
BUSINESS SERVICES -- 5.9%
Accenture, Ltd., Class A+ ..................................           71,700      1,023,876
Cendant Corp.+ .............................................          148,800      1,601,088
First Data Corp. ...........................................          151,700      4,240,015
Fiserv, Inc.+ ..............................................           45,500      1,277,640
Hutchison Whampoa, Ltd. ....................................           99,230        573,786
Paychex, Inc. ..............................................           12,400        300,948
Securitas AB, Class B ......................................           98,200      1,218,034

ELECTRICAL EQUIPMENT -- 0.9%
Tyco International, Ltd. ...................................          114,592      1,615,747

MACHINERY -- 0.5%
Deere & Co. ................................................           17,600        799,920

MULTI-INDUSTRY -- 2.4%
General Electric Co. .......................................          137,000      3,377,050
Honeywell International, Inc. ..............................           33,400        723,444

TRANSPORTATION -- 0.5%
United Parcel Service, Inc., Class B .......................           15,100        944,203
                                                                                ------------
                                                                                  17,695,751
                                                                                ------------

INFORMATION & ENTERTAINMENT -- 10.5%
BROADCASTING & MEDIA -- 7.9%
AOL Time Warner, Inc.+ .....................................          118,200      1,382,940
Clear Channel Communications, Inc.+ ........................           55,300      1,921,675
Comcast Corp., Class A+ ....................................           96,500      2,012,990
Liberty Media Corp., Class A+ ..............................          245,800      1,764,844
Omnicom Group, Inc. ........................................           23,100      1,286,208
Univision Communications, Inc., Class A+ ...................           79,600      1,814,880
USA Networks, Inc. .........................................            9,400        182,172
Viacom, Inc., Class B+ .....................................           83,741      3,395,698

ENTERTAINMENT PRODUCTS -- 0.6%
Walt Disney Co. ............................................           70,700      1,070,398

LEISURE & TOURISM -- 2.0%
Carnival Corp. .............................................           28,700        720,370
MGM Mirage, Inc.+ ..........................................           22,400        835,520
Starbucks Corp.+ ...........................................           43,100        889,584
USA Interactive+ ...........................................           49,000        949,620
                                                                                ------------
                                                                                  18,226,899
                                                                                ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.5%
COMMUNICATION EQUIPMENT -- 0.4%
QUALCOMM, Inc.+ ............................................           24,200   $    668,404

COMPUTER SERVICES -- 2.6%
Affiliated Computer Services, Inc., Class A+ ...............           68,700      2,923,185
Automatic Data Processing, Inc. ............................           22,400        778,848
SunGard Data Systems, Inc.+ ................................           42,300        822,735

COMPUTER SOFTWARE -- 3.4%
Adobe Systems, Inc. ........................................           31,000        592,100
Microsoft Corp.+ ...........................................          106,700      4,667,058
VERITAS Software Corp.+ ....................................           41,500        608,805

COMPUTERS & BUSINESS EQUIPMENT -- 1.5%
Brocade Communications Systems, Inc.+ ......................           69,200        521,076
Dell Computer Corp.+ .......................................           56,000      1,316,560
Lexmark International, Inc., Class A+ ......................           17,200        808,400

ELECTRONICS -- 3.0%
Analog Devices, Inc.+ ......................................           36,700        722,990
Flextronics International, Ltd.+ ...........................           63,700        444,117
Intel Corp. ................................................           59,300        823,677
Maxim Integrated Products, Inc.+ ...........................           26,000        643,760
Samsung Electronics Co., Ltd. ..............................            2,300        561,503
Sony Corp. .................................................           16,000        671,623
Texas Instruments, Inc. ....................................           50,100        739,977
Waters Corp.+ ..............................................           29,900        725,075

TELECOMMUNICATIONS -- 4.6%
AT&T Corp. .................................................           89,900      1,079,699
Cisco Systems, Inc.+ .......................................          205,100      2,149,448
EchoStar Communications Corp., Class A+ ....................           26,200        453,260
Nextel Communications, Inc., Class A+ ......................           24,400        188,545
Nokia Oyj ADR ..............................................           51,200        678,400
NTT DoCoMo, Inc. ...........................................              280        478,416
Vodafone Group, PLC ........................................        1,749,866      2,239,183
Vodafone Group, PLC ADR ....................................           54,700        701,801
                                                                                ------------
                                                                                  27,008,645
                                                                                ------------
TOTAL INVESTMENT SECURITIES (cost $208,218,271).............                     167,937,245
                                                                                ------------

SHORT-TERM SECURITIES -- 8.2%                                      PRINCIPAL
                                                                    AMOUNT
--------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 8.2%
T. Rowe Price Reserve Investment Fund 1.87% due 10/1/02
 (cost $14,285,502) ........................................      $14,285,502     14,285,502
                                                                                ------------

TOTAL INVESTMENTS --
  (cost $222,503,773)                                                  104.8%   182,222,747
Liabilities in excess of other assets --                                (4.8)    (8,293,761)
                                                                       -----   ------------
NET ASSETS --                                                          100.0%  $173,928,986
                                                                       =====   ============

-------------
+   Non-income producing securities
ADR -- American Depository Receipt

See Notes to Financial Statements.

----------------
92

------------------

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 91.1%
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.6%
APPAREL & TEXTILES -- 0.2%
Avery Dennison Corp. .................................           390    $      22,222
Cintas Corp. .........................................           610           25,571
Gap, Inc. ............................................         3,110           33,744

AUTOMOTIVE -- 0.2%
AutoZone, Inc.+ ......................................           380           29,967
Delphi Corp. .........................................         2,000           17,100
Harley-Davidson, Inc. ................................         1,080           50,166

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp. .................................           290           12,160
Maytag Corp. .........................................           280            6,490

RETAIL -- 8.1%
Amazon.Com, Inc.+ ....................................        17,215          274,235
Avon Products, Inc. ..................................         3,440          158,584
Bed Bath & Beyond, Inc.+ .............................         1,040           33,873
Best Buy Co., Inc.+ ..................................         1,150           25,656
Dollar General Corp. .................................         1,190           15,970
Dollar Tree Stores, Inc.+ ............................         5,815          128,163
Family Dollar Stores, Inc. ...........................         3,020           81,178
Home Depot, Inc. .....................................        20,935          546,403
Kohl's Corp.+ ........................................         1,200           72,972
Kroger Co.+ ..........................................         2,820           39,762
Limited Brands .......................................         1,860           26,672
Lowe's Cos., Inc. ....................................         4,580          189,612
RadioShack Corp. .....................................           610           12,237
Staples, Inc.+ .......................................         1,670           21,359
Target Corp. .........................................         3,240           95,645
Tiffany & Co. ........................................           520           11,144
TJX Cos., Inc. .......................................         9,440          160,480
Wal-Mart Stores, Inc. ................................        29,100        1,432,884
Walgreen Co. .........................................         9,560          294,065
                                                                        -------------
                                                                            3,818,314
                                                                        -------------

CONSUMER STAPLES -- 9.3%
FOOD, BEVERAGE & TOBACCO -- 6.0%
Anheuser-Busch Cos., Inc. ............................         3,100          156,860
Brown-Forman Corp., Class B ..........................           240           16,068
Campbell Soup Co. ....................................         1,470           32,458
Coca-Cola Co. ........................................        15,070          722,757
General Mills, Inc. ..................................         1,310           58,190
H.J. Heinz Co. .......................................         1,250           41,713
Hershey Foods Corp. ..................................           490           30,405

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Kellogg Co. ..........................................         1,470    $      48,877
Pepsi Bottling Group, Inc. ...........................         1,020           23,868
PepsiCo, Inc. ........................................        17,420          643,669
Philip Morris Cos., Inc. .............................        12,560          487,328
Sara Lee Corp. .......................................         2,800           51,212
Sysco Corp. ..........................................         2,370           67,284
UST, Inc. ............................................           610           17,208
WM. Wrigley Jr. Co. ..................................         5,410          267,741

HOUSEHOLD & PERSONAL PRODUCTS -- 3.3%
Alberto-Culver Co., Class B ..........................           210           10,296
Clorox Co. ...........................................           820           32,948
Colgate-Palmolive Co. ................................         7,340          395,993
Gillette Co. .........................................         6,080          179,968
Kimberly-Clark Corp. .................................         2,950          167,088
Newell Rubbermaid, Inc. ..............................           960           29,635
Procter & Gamble Co. .................................         7,550          674,819
Tupperware Corp. .....................................           210            3,490
                                                                        -------------
                                                                            4,159,875
                                                                        -------------

EDUCATION -- 0.1%
EDUCATION -- 0.1%
Apollo Group, Inc., Class A+ .........................           620           26,926
                                                                        -------------

ENERGY -- 3.9%
ENERGY SERVICES -- 1.1%
BJ Services Co.+ .....................................         7,800          202,800
Patterson-UTI Energy, Inc.+ ..........................         1,410           35,969
Schlumberger, Ltd. ...................................         1,200           46,152
Smith International, Inc.+ ...........................         6,645          194,765

ENERGY SOURCES -- 2.8%
Anadarko Petroleum Corp. .............................         4,440          197,758
Apache Corp. .........................................           800           47,560
ChevronTexaco Corp. ..................................         3,116          215,783
Exxon Mobil Corp. ....................................        18,584          592,829
Murphy Oil Corp. .....................................         1,695          139,109
Petroleo Brasileiro SA ADR ...........................         4,845           51,987
                                                                        -------------
                                                                            1,724,712
                                                                        -------------

FINANCE -- 13.9%
BANKS -- 2.7%
Bank of America Corp. ................................         3,900          248,820
Bank of New York Co., Inc. ...........................         4,300          123,582
Fifth Third Bancorp ..................................         5,240          320,846
North Fork Bancorp, Inc. .............................           580           21,947
Northern Trust Corp. .................................           790           29,783
State Street Corp. ...................................         4,400          170,016
Synovus Financial Corp. ..............................         1,060           21,857
Washington Mutual, Inc. ..............................         1,100           34,617

----------------
94

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Wells Fargo & Co. ....................................         4,300    $     207,088

FINANCIAL SERVICES -- 6.5%
American Express Co. .................................         4,750          148,105
Charles Schwab Corp. .................................        19,030          165,561
Citigroup, Inc. ......................................        14,991          444,483
Concord EFS, Inc.+ ...................................         1,830           29,060
E*TRADE Group, Inc.+ .................................        17,085           76,028
Equifax, Inc. ........................................           510           11,087
Federal National Mtg. Assoc. .........................        14,655          872,559
Freddie Mac ..........................................         7,600          424,840
Goldman Sachs Group, Inc. ............................         2,105          138,993
H&R Block, Inc. ......................................           650           27,307
MBNA Corp. ...........................................        15,770          289,853
Mellon Financial Corp. ...............................         1,560           40,451
Merrill Lynch & Co., Inc. ............................         1,700           56,015
Moody's Corp. ........................................           560           27,160
Morgan Stanley, Dean Witter & Co. ....................         1,500           50,820
SLM Corp. ............................................           950           88,483
T. Rowe Price Group, Inc. ............................           440           10,982

INSURANCE -- 4.7%
AFLAC, Inc. ..........................................         9,710          298,000
Allstate Corp. .......................................         9,495          337,547
AMBAC Financial Group, Inc. ..........................         5,700          307,173
Berkshire Hathaway, Inc., Class B+ ...................           278          685,270
Marsh & McLennan Cos., Inc. ..........................         1,920           79,949
Willis Group Holdings, Ltd.+ .........................         4,565          152,882
XL Capital, Ltd., Class A ............................         3,080          226,380
                                                                        -------------
                                                                            6,167,544
                                                                        -------------

HEALTHCARE -- 20.3%
DRUGS -- 11.7%
Abbott Laboratories ..................................         5,580          225,432
Allergan, Inc. .......................................           460           25,024
Amgen, Inc.+ .........................................         7,170          298,989
Biogen, Inc.+ ........................................           530           15,513
Bristol-Myers Squibb Co. .............................        14,920          355,096
Eli Lilly & Co. ......................................         9,020          499,167
Forest Laboratories, Inc.+ ...........................         4,580          375,606
Genentech, Inc.+ .....................................         5,125          167,229
Genzyme Corp.+ .......................................         5,320          109,645
Merck & Co., Inc. ....................................        11,140          509,209
Novartis AG ADR ......................................         3,610          143,425
Pfizer, Inc. .........................................        51,580        1,496,851
Pharmacia Corp. ......................................         4,610          179,237
Schering-Plough Corp. ................................         7,640          162,885
Wyeth ................................................        19,780          629,004

HEALTH SERVICES -- 2.7%
Anthem, Inc.+ ........................................         3,345          217,425
HCA, Inc. ............................................         1,850           88,078

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Health Management Associates, Inc., Class A+ .........           850    $      17,187
IMS Health, Inc. .....................................         1,010           15,120
Laboratory Corp. of America Holdings+ ................         5,600          189,168
Tenet Healthcare Corp.+ ..............................         7,950          393,525
UnitedHealth Group, Inc. .............................         3,065          267,329

MEDICAL PRODUCTS -- 5.9%
AmerisourceBergen Corp. ..............................         3,535          252,470
Baxter International, Inc. ...........................         2,160           65,988
Becton Dickinson & Co. ...............................           920           26,128
Biomet, Inc. .........................................           940           25,032
Biovail Corp.+ .......................................           665           16,419
Boston Scientific Corp.+ .............................         1,450           45,762
Cardinal Health, Inc. ................................         4,905          305,091
Guidant Corp.+ .......................................         7,010          226,493
Johnson & Johnson ....................................        18,730        1,012,919
McKesson Corp. .......................................         4,900          138,817
MedImmune, Inc.+ .....................................           900           18,828
Medtronic, Inc. ......................................        10,220          430,466
St. Jude Medical, Inc.+ ..............................           630           22,491
Stryker Corp.+ .......................................           710           40,896
Zimmer Holdings, Inc.+ ...............................           700           26,838
                                                                        -------------
                                                                            9,034,782
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 8.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
General Dynamics Corp. ...............................         3,280          266,762
Lockheed Martin Corp. ................................           900           58,203
Raytheon Co. .........................................         7,215          211,400
Rockwell Collins, Inc. ...............................           650           14,261
United Technologies Corp. ............................         1,100           62,139

BUSINESS SERVICES -- 1.4%
Cendant Corp.+ .......................................        18,000          193,680
Deluxe Corp. .........................................           220            9,913
First Data Corp. .....................................         9,910          276,984
Fiserv, Inc.+ ........................................           690           19,375
Interpublic Group Cos., Inc. .........................         1,370           21,715
Paychex, Inc. ........................................         1,340           32,522
Robert Half International, Inc.+ .....................           630            9,998
TMP Worldwide, Inc.+ .................................         4,000           36,000
Waste Management, Inc. ...............................         1,300           30,316

ELECTRICAL EQUIPMENT -- 0.0%
American Standard Cos., Inc.+ ........................           260           16,541

MACHINERY -- 0.2%
Stanley Works ........................................         2,355           76,938

MULTI-INDUSTRY -- 4.1%
3M Co. ...............................................         2,690          295,820
Danaher Corp. ........................................           540           30,699

----------------
96

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
General Electric Co. .................................        57,060    $   1,406,529
Honeywell International, Inc. ........................         4,850          105,051

TRANSPORTATION -- 0.9%
Canadian National Railway Co. ........................         3,575          133,490
United Parcel Service, Inc., Class B .................         3,990          249,495
                                                                        -------------
                                                                            3,557,831
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 10.1%
BROADCASTING & MEDIA -- 7.3%
AOL Time Warner, Inc.+ ...............................        41,325          483,502
Cablevision Systems New York Group, Class A+ .........        29,410          266,455
Clear Channel Communications, Inc.+ ..................         3,976          138,166
Comcast Corp., Class A+ ..............................         7,190          149,983
Dow Jones & Co., Inc. ................................           300           11,523
Gannett Co., Inc. ....................................         1,200           86,616
Liberty Media Corp., Class A+ ........................       122,191          877,331
McGraw-Hill Cos., Inc. ...............................           690           42,242
Meredith Corp. .......................................           180            7,749
New York Times Co., Class A ..........................         3,240          147,258
Omnicom Group, Inc. ..................................           670           37,306
Univision Communications, Inc., Class A+ .............         7,220          164,616
Viacom, Inc., Class B+ ...............................        20,563          833,830

ENTERTAINMENT PRODUCTS -- 0.2%
Mattel, Inc. .........................................         1,560           28,095
Metro-Goldwyn-Mayer, Inc.+ ...........................         4,000           47,800

LEISURE & TOURISM -- 2.6%
Darden Restaurants, Inc. .............................           610           14,786
Harrah's Entertainment, Inc.+ ........................         6,800          327,828
Marriott International, Inc., Class A ................         5,200          150,748
McDonald's Corp. .....................................         4,560           80,530
Sabre Holdings Corp.+ ................................         4,820           93,267
Starbucks Corp.+ .....................................         1,390           28,690
Starwood Hotels & Resorts Worldwide, Inc. ............         5,400          120,420
USA Interactive+ .....................................        13,930          269,963
Yum! Brands, Inc.+ ...................................         2,570           71,215
                                                                        -------------
                                                                            4,479,919
                                                                        -------------

INFORMATION TECHNOLOGY -- 16.0%
COMMUNICATION EQUIPMENT -- 0.7%
Network Appliance, Inc.+ .............................         1,200            8,796
QUALCOMM, Inc.+ ......................................        11,680          322,602

COMPUTER SERVICES -- 0.4%
Automatic Data Processing, Inc. ......................         4,120          143,252
SunGard Data Systems, Inc.+ ..........................         1,010           19,645

COMPUTER SOFTWARE -- 5.5%
Adobe Systems, Inc. ..................................           860           16,426
Electronic Arts, Inc.+ ...............................         3,960          261,202

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Intuit, Inc.+ ........................................         6,470    $     294,579
Mercury Interactive Corp.+ ...........................           300            5,148
Microsoft Corp.+ .....................................        37,560        1,642,874
NVIDIA Corp.+ ........................................           550            4,708
Oracle Corp.+ ........................................        25,820          202,945
Siebel Systems, Inc.+ ................................         1,710            9,833

COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Apple Computer, Inc.+ ................................        17,075          247,587
Dell Computer Corp.+ .................................        16,570          389,561
EMC Corp.+ ...........................................        11,300           51,641
International Business Machines Corp. ................         8,860          517,335
Lexmark International, Inc., Class A+ ................           450           21,150
Millipore Corp. ......................................           170            5,404
Pitney Bowes, Inc. ...................................           850           25,917

ELECTRONICS -- 2.8%
Altera Corp.+ ........................................         1,370           11,878
Analog Devices, Inc.+ ................................         3,930           77,421
Applied Materials, Inc.+ .............................         5,880           67,914
Energizer Holdings, Inc.+ ............................         5,433          165,163
Intel Corp. ..........................................        40,620          564,212
Intersil Corp., Class A+ .............................         2,500           32,400
KLA-Tencor Corp.+ ....................................           680           18,999
Linear Technology Corp. ..............................         1,130           23,414
Maxim Integrated Products, Inc.+ .....................         1,150           28,474
Molex, Inc. ..........................................           690           16,229
PMC-Sierra, Inc.+ ....................................           600            2,328
QLogic Corp.+ ........................................           330            8,593
Texas Instruments, Inc. ..............................        11,600          171,332
Waters Corp.+ ........................................           470           11,397
Xilinx, Inc.+ ........................................         3,110           49,256

INTERNET CONTENT -- 0.2%
eBay, Inc.+ ..........................................         1,010           53,338
Yahoo!, Inc.+ ........................................         2,150           20,576

TELECOMMUNICATIONS -- 3.6%
Cisco Systems, Inc.+ .................................        48,050          503,564
Cox Communications, Inc., Class A+ ...................         7,600          186,884
Crown Castle International Corp.+ ....................           800            1,736
EchoStar Communications Corp., Class A+ ..............        15,500          268,150
Nextel Communications, Inc., Class A+ ................         3,260           24,613
Nokia Oyj ADR ........................................        20,200          267,650
SBC Communications, Inc. .............................         6,500          130,650
Sprint Corp. (PCS Group)+ ............................         3,560            6,978
Valassis Communications, Inc.+ .......................         3,200          112,224
Verizon Communications, Inc. .........................         3,908          107,235
                                                                        -------------
                                                                            7,123,213
                                                                        -------------

----------------
98

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
MATERIALS -- 0.9%
CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours and Co. ....................         4,009    $     144,605
Ecolab, Inc. .........................................           460           19,196
Hercules, Inc.+ ......................................           390            3,592
International Flavors & Fragrances, Inc. .............           340           10,829
Sigma-Aldrich Corp. ..................................           260           12,810

FOREST PRODUCTS -- 0.4%
International Paper Co. ..............................         3,000          100,170
Sealed Air Corp.+ ....................................           300            5,067
Weyerhaeuser Co. .....................................         1,500           65,655

METALS & MINERALS -- 0.1%
Alcoa, Inc. ..........................................         2,500           48,250
Ball Corp. ...........................................           200           10,078
Freeport-McMoRan Copper & Gold, Inc., Class B+ .......           520            6,999
                                                                        -------------
                                                                              427,251
                                                                        -------------
TOTAL COMMON STOCK (cost $54,956,056).................                     40,520,367
                                                                        -------------
EXCHANGE TRADED FUNDS -- 1.3%
--------------------------------------------------------------------------------------
FINANCE -- 1.3%
FINANCIAL SERVICES -- 1.3%
iShares S&P 500/BARRA Growth Index Fund
 (cost $645,585) .....................................        13,900          583,384
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $55,601,641) .......                     41,103,751
                                                                        -------------

SHORT-TERM SECURITIES -- 5.6%                             PRINCIPAL
                                                           AMOUNT
--------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 5.4%
Federal Home Loan Mtg. Disc. Notes 1.70% due 10/1/02@
 (cost $2,400,000) ...................................  $  2,400,000        2,400,000
                                                                        -------------

U.S. GOVERNMENT AGENCIES -- 0.2%
United States Treasury Bills 1.63% due 12/19/02 (cost
 $104,625) ...........................................       105,000          104,625
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $2,504,625).........                      2,504,625
                                                                        -------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 1.6%                             PRINCIPAL
                                                           AMOUNT           VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.6%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $431,010 and collateralized
 by $430,000 of United States Treasury Notes, bearing
 interest at 3.63%, due 3/31/04 and having an
 approximate value of $442,363. ......................  $    431,000    $     431,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 1.84%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $254,013 and collateralized
 by $220,000 of United States Treasury Bonds, bearing
 interest at 6.25%, due 3/15/23 and having an
 approximate value of $264,550 .......................       254,000          254,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $685,000)...........                        685,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $58,791,266)                                            99.6%      44,293,376
Other assets less liabilities --                                 0.4          196,455
                                                               -----    -------------
NET ASSETS --                                                  100.0%   $  44,489,831
                                                               =====    =============

-------------
+   Non-income producing securities
ADR -- American Depository Receipt
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                 VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION          EXPIRATION DATE   TRADE DATE   SEPTEMBER 30, 2002   DEPRECIATION
-------------------------------------------------------------------------------------------------------------

       5 Long           S&P 500 Index         December 2002     $571,170         $526,250          $(44,920)
                                                                                                   ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
      CONTRACT                 IN            DELIVERY   GROSS UNREALIZED
     TO DELIVER           EXCHANGE FOR         DATE       APPRECIATION
------------------------------------------------------------------------
 *USD        38,277     EUR        40,000   10/25/2002      $  1,197
 *USD       230,758     EUR       245,000   11/07/2002        10,888
                                                            --------
                                                              12,085
                                                            --------

                                                        GROSS UNREALIZED
                                                         DEPRECIATION
------------------------------------------------------------------------
 *EUR        50,000     USD        45,028   10/10/2002        (4,347)
 *EUR       145,000     USD       134,422   10/25/2002        (8,671)
 *EUR       275,000     USD       246,538   11/07/2002       (24,697)
  EUR        15,000     USD        14,652   01/31/2003           (92)
 *USD        50,072     EUR        50,000   10/10/2002          (697)
                                                            --------
                                                             (38,504)
                                                            --------
Net Unrealized Depreciation...........................      $(26,419)
                                                            ========

-------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

EUR  -- Euro
USD  -- United States Dollar

See Notes to Financial Statements.

----------------
100

------------------

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 96.2%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.7%
APPAREL & TEXTILES -- 1.0%
Avery Dennison Corp. .......................................             890   $    50,712
Cintas Corp. ...............................................             140         5,869
Coach, Inc.+ ...............................................           2,000        51,200
Gap, Inc. ..................................................             710         7,703
Industria de Diseno Textil SA ..............................           2,700        54,683
Jones Apparel Group, Inc.+ .................................             110         3,377
Liz Claiborne, Inc. ........................................              90         2,245
Nike, Inc., Class B ........................................             220         9,500
Reebok International, Ltd.+ ................................              50         1,253
V.F. Corp. .................................................              90         3,238

AUTOMOTIVE -- 1.0%
AutoZone, Inc.+ ............................................              90         7,097
Cooper Tire & Rubber Co. ...................................              60           968
Dana Corp. .................................................             120         1,570
Delphi Corp. ...............................................             460         3,933
Ford Motor Co. .............................................           1,500        14,700
General Motors Corp. .......................................             960        37,344
Genuine Parts Co. ..........................................           1,540        47,186
Goodyear Tire & Rubber Co. .................................             130         1,156
Harley-Davidson, Inc. ......................................           1,550        71,997
Navistar International Corp.+ ..............................              50         1,084
PACCAR, Inc. ...............................................             100         3,379
Ryder System, Inc. .........................................              50         1,247
TRW, Inc. ..................................................             110         6,440
Visteon Corp. ..............................................             110         1,042

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Black & Decker Corp. .......................................              70         2,935
Centex Corp. ...............................................              50         2,217
KB HOME ....................................................              40         1,954
Leggett & Platt, Inc. ......................................             160         3,166
Maytag Corp. ...............................................              60         1,391

RETAIL -- 8.7%
Albertson's, Inc. ..........................................             330         7,973
Avon Products, Inc. ........................................           1,190        54,859
Bed Bath & Beyond, Inc.+ ...................................             240         7,817
Best Buy Co., Inc.+ ........................................           1,760        39,266
Big Lots, Inc.+ ............................................             100         1,583
Circuit City Stores -- Circuit City Group ..................             170         2,576
Costco Wholesale Corp.+ ....................................             370        11,977
CVS Corp. ..................................................             320         8,112
Dillard's, Inc., Class A ...................................              70         1,413
Dollar General Corp. .......................................             270         3,623

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Family Dollar Stores, Inc. .................................             140   $     3,763
Federated Department Stores, Inc.+ .........................           1,170        34,445
Home Depot, Inc. ...........................................           9,630       251,343
J.C. Penney Co., Inc. ......................................             220         3,502
Kohl's Corp.+ ..............................................           2,680       162,971
Kroger Co.+ ................................................             650         9,165
Limited Brands .............................................             430         6,166
Lowe's Cos., Inc. ..........................................             640        26,496
Masco Corp. ................................................           4,410        86,215
May Department Stores Co. ..................................             240         5,465
Monsanto Co. ...............................................             220         3,364
Nordstrom, Inc. ............................................             110         1,973
Office Depot, Inc.+ ........................................           4,750        58,615
RadioShack Corp. ...........................................             140         2,808
Safeway, Inc.+ .............................................             780        17,394
Sears, Roebuck & Co. .......................................           1,760        68,640
Staples, Inc.+ .............................................             380         4,860
SUPERVALU, Inc. ............................................             110         1,777
Target Corp. ...............................................           6,940       204,869
Tiffany & Co. ..............................................             120         2,572
TJX Cos., Inc. .............................................             440         7,480
Toys "R" Us, Inc.+ .........................................             170         1,731
W.W. Grainger, Inc. ........................................              80         3,404
Wal-Mart de Mexico SA de CV ADR ............................           1,300        31,453
Wal-Mart Stores, Inc. ......................................           9,750       480,090
Walgreen Co. ...............................................           2,640        81,206
Winn-Dixie Stores, Inc. ....................................             120         1,574
                                                                               -----------
                                                                                 2,103,126
                                                                               -----------

CONSUMER STAPLES -- 9.1%
FOOD, BEVERAGE & TOBACCO -- 6.9%
Adolph Coors Co., Class B ..................................              30         1,689
Anheuser-Busch Cos., Inc. ..................................           3,410       172,546
Archer-Daniels-Midland Co. .................................             530         6,630
Brown-Forman Corp., Class B ................................              60         4,017
Campbell Soup Co. ..........................................             340         7,507
Coca-Cola Co. ..............................................           5,240       251,310
Coca-Cola Enterprises, Inc. ................................             370         7,859
Companhia de Bebidas das Americas ..........................         145,000        16,007
Compass Group, PLC .........................................           7,500        31,206
ConAgra Foods, Inc. ........................................           2,440        60,634
Diageo, PLC ADR ............................................           1,500        74,865
General Mills, Inc. ........................................           1,400        62,188
H.J. Heinz Co. .............................................             290         9,677
Hershey Foods Corp. ........................................             110         6,826
Kellogg Co. ................................................             340        11,305
Koninklijke Ahold NV .......................................           2,600        30,798
Pepsi Bottling Group, Inc. .................................             230         5,382
PepsiCo, Inc. ..............................................           4,350       160,733
Philip Morris Cos., Inc. ...................................           6,730       261,124

----------------
102

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
R.J. Reynolds Tobacco Holdings, Inc. .......................              70   $     2,822
Sara Lee Corp. .............................................             640        11,706
Sysco Corp. ................................................           3,040        86,306
Unilever, PLC ..............................................           2,100        19,025
UST, Inc. ..................................................           1,640        46,264
WM. Wrigley Jr. Co. ........................................             190         9,403

HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
Alberto-Culver Co., Class B ................................              50         2,452
American Greetings Corp., Class A ..........................              50           805
Clorox Co. .................................................           1,990        79,958
Colgate-Palmolive Co. ......................................             950        51,252
Fortune Brands, Inc. .......................................             120         5,675
Gillette Co. ...............................................           2,370        70,152
Kimberly-Clark Corp. .......................................             420        23,789
Newell Rubbermaid, Inc. ....................................           1,420        43,835
Procter & Gamble Co. .......................................           1,570       140,327
Tupperware Corp. ...........................................              50           831
Whirlpool Corp. ............................................              60         2,752
                                                                               -----------
                                                                                 1,779,657
                                                                               -----------

EDUCATION -- 0.4%
EDUCATION -- 0.4%
Apollo Group, Inc., Class A+ ...............................           1,590        69,054
                                                                               -----------

ENERGY -- 5.9%
ENERGY SERVICES -- 1.6%
Baker Hughes, Inc. .........................................           2,280        66,189
BJ Services Co.+ ...........................................             130         3,380
Halliburton Co. ............................................             360         4,648
McDermott International, Inc.+ .............................              50           307
Nabors Industries, Ltd.+ ...................................           1,120        36,680
Noble Corp.+ ...............................................             110         3,410
Rowan Cos., Inc. ...........................................              80         1,491
Schlumberger, Ltd. .........................................           1,370        52,690
Sempra Energy ..............................................             170         3,341
Southern Co. ...............................................           2,080        59,862
Sunoco, Inc. ...............................................              60         1,810
TECO Energy, Inc. ..........................................             130         2,064
Tidewater, Inc. ............................................           1,900        51,281
Transocean, Inc. ...........................................             260         5,408
TXU Corp. ..................................................             230         9,593
Unocal Corp. ...............................................             200         6,278
Williams Cos., Inc. ........................................             420           949
Xcel Energy, Inc. ..........................................             330         3,072

ENERGY SOURCES -- 4.3%
Amerada Hess Corp. .........................................              70         4,752
Anadarko Petroleum Corp. ...................................           1,200        53,448
Apache Corp. ...............................................           1,320        78,474
Burlington Resources, Inc. .................................             170         6,521

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
ChevronTexaco Corp. ........................................           2,080   $   144,040
ConocoPhillips .............................................             560        25,894
Devon Energy Corp. .........................................             130         6,272
ENSCO International, Inc. ..................................           4,000       100,160
EOG Resources, Inc. ........................................             100         3,596
Exxon Mobil Corp. ..........................................          10,542       336,290
Kerr-McGee Corp. ...........................................              80         3,475
Marathon Oil Corp. .........................................             250         5,670
Occidental Petroleum Corp. .................................             310         8,798
Ocean Energy, Inc. .........................................           3,700        73,815
                                                                               -----------
                                                                                 1,163,658
                                                                               -----------

FINANCE -- 18.9%
BANKS -- 6.4%
AmSouth Bancorp. ...........................................             290         6,015
Bank of America Corp. ......................................           3,730       237,974
Bank of New York Co., Inc. .................................             600        17,244
Bank One Corp. .............................................           2,960       110,704
BB&T Corp. .................................................             400        14,016
Charter One Financial, Inc. ................................             190         5,647
Comerica, Inc. .............................................             140         6,751
Commerce Bancshares, Inc. ..................................           1,200        46,884
Fifth Third Bancorp ........................................           1,080        66,128
First Tennessee National Corp. .............................             100         3,467
FleetBoston Financial Corp. ................................           2,460        50,012
Golden West Financial Corp. ................................             130         8,083
Huntington Bancshares, Inc. ................................             200         3,638
J.P. Morgan Chase & Co. ....................................           4,140        78,619
KeyCorp ....................................................             350         8,739
Marshall & Ilsley Corp. ....................................             170         4,741
National City Corp. ........................................             500        14,265
North Fork Bancorp., Inc. ..................................             130         4,919
Northern Trust Corp. .......................................           1,180        44,486
PNC Financial Services Group, Inc. .........................             230         9,699
Regions Financial Corp. ....................................             180         5,881
SouthTrust Corp. ...........................................             280         6,790
State Street Corp. .........................................           1,770        68,393
SunTrust Banks, Inc. .......................................             230        14,140
Synovus Financial Corp. ....................................             240         4,949
U.S. Bancorp ...............................................           5,470       101,633
Union Planters Corp. .......................................             160         4,394
Wachovia Corp. .............................................           3,130       102,320
Washington Mutual, Inc. ....................................             790        24,861
Wells Fargo & Co. ..........................................           3,690       177,710
Zions Bancorp. .............................................              80         3,482

FINANCIAL SERVICES -- 9.4%
American Express Co. .......................................           3,190        99,464
Bear Stearns Cos., Inc. ....................................              80         4,512
Capital One Financial Corp. ................................             180         6,286
Charles Schwab Corp. .......................................           1,120         9,744

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104

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. ............................................          17,142   $   508,260
Concord EFS, Inc.+ .........................................           3,820        60,662
Countrywide Credit Industries, Inc. ........................             100         4,715
Equifax, Inc. ..............................................             120         2,609
Federal National Mtg. Assoc. ...............................           1,920       114,317
Franklin Resources, Inc. ...................................             210         6,531
Freddie Mac ................................................           4,770       266,643
Goldman Sachs Group, Inc. ..................................             400        26,412
H&R Block, Inc. ............................................             150         6,301
Household International, Inc. ..............................             370        10,475
Lehman Brothers Holdings, Inc. .............................           1,000        49,050
MBNA Corp. .................................................           1,050        19,299
Mellon Financial Corp. .....................................           3,260        84,532
Merrill Lynch & Co., Inc. ..................................           4,110       135,424
Moody's Corp. ..............................................             130         6,305
Morgan Stanley, Dean Witter & Co. ..........................           3,200       108,416
Principal Financial Group+ .................................             290         7,592
Providian Financial Corp.+ .................................             240         1,176
SLM Corp. ..................................................           1,430       133,190
SPDR Trust, Series 1 .......................................           1,900       155,401
Stilwell Financial, Inc. ...................................             180         2,173
T. Rowe Price Group, Inc. ..................................             100         2,496

INSURANCE -- 3.1%
ACE, Ltd. ..................................................           1,820        53,890
AFLAC, Inc. ................................................             420        12,890
Allstate Corp. .............................................           1,780        63,279
AMBAC Financial Group, Inc. ................................              90         4,850
American International Group, Inc.# ........................           2,140       117,058
Aon Corp. ..................................................             220         4,508
Chubb Corp. ................................................             140         7,676
CIGNA Corp. ................................................             120         8,490
Cincinnati Financial Corp. .................................             130         4,625
Hartford Financial Services Group, Inc. ....................           1,400        57,400
Jefferson-Pilot Corp. ......................................             120         4,812
John Hancock Financial Services, Inc. ......................             240         6,672
Lincoln National Corp. .....................................             150         4,582
Loews Corp. ................................................             150         6,433
Marsh & McLennan Cos., Inc. ................................           1,440        59,962
MBIA, Inc. .................................................             120         4,794
MetLife, Inc. ..............................................             580        13,201
MGIC Investment Corp. ......................................              80         3,266
Progressive Corp. ..........................................             880        44,554
Prudential Financial, Inc.+ ................................             480        13,709
SAFECO Corp. ...............................................             110         3,496
St. Paul Cos., Inc. ........................................             190         5,457
Torchmark Corp. ............................................             100         3,426
Travelers Property Casualty Corp., Class A+ ................           3,268        43,138
Travelers Property Casualty Corp., Class B+ ................             820        11,095
UnumProvident Corp. ........................................             200         4,070

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
XL Capital, Ltd., Class A ..................................             610   $    44,835
                                                                               -----------
                                                                                 3,700,737
                                                                               -----------

HEALTHCARE -- 15.5%
DRUGS -- 7.7%
Abbott Laboratories ........................................           4,180       168,872
Allergan, Inc. .............................................             110         5,984
Amgen, Inc.+ ...............................................           2,950       123,023
Biogen, Inc.+ ..............................................             120         3,512
Bristol-Myers Squibb Co. ...................................           1,590        37,842
Chiron Corp.+ ..............................................             160         5,590
Eli Lilly & Co. ............................................             920        50,913
Forest Laboratories, Inc.+ .................................             150        12,301
Genzyme Corp.+ .............................................             180         3,710
King Pharmaceuticals, Inc.+ ................................             200         3,634
Merck & Co., Inc. ..........................................           3,350       153,128
Pfizer, Inc. ...............................................          18,030       523,231
Pharmacia Corp. ............................................           3,169       123,211
Sanofi-Synthelabo SA ADR ...................................           1,100        61,999
Schering-Plough Corp. ......................................           1,600        34,112
TEVA Pharmaceutical Industries, Ltd. ADR ...................             500        33,344
Watson Pharmaceuticals, Inc.+ ..............................              90         2,206
Wyeth ......................................................           5,090       161,862

HEALTH SERVICES -- 3.2%
Aetna, Inc. ................................................             120         4,297
Anthem, Inc.+ ..............................................             120         7,800
HCA, Inc. ..................................................           4,030       191,868
Health Management Associates, Inc., Class A+ ...............             200         4,044
HEALTHSOUTH Corp.+ .........................................             330         1,370
Humana, Inc.+ ..............................................             140         1,736
IMS Health, Inc. ...........................................             230         3,443
Laboratory Corp. of America Holdings+ ......................           1,000        33,780
Manor Care, Inc.+ ..........................................              80         1,799
Quintiles Transnational Corp.+ .............................             100           951
Tenet Healthcare Corp.+ ....................................             400        19,800
UnitedHealth Group, Inc. ...................................           3,050       266,021
Wellpoint Health Networks, Inc., Class A+ ..................           1,220        89,426

MEDICAL PRODUCTS -- 4.6%
Alcon, Inc.+ ...............................................           1,200        46,500
AmerisourceBergen Corp. ....................................             890        63,564
Bausch & Lomb, Inc. ........................................              40         1,327
Baxter International, Inc. .................................           2,600        79,430
Becton Dickinson & Co. .....................................             210         5,964
Biomet, Inc. ...............................................             220         5,859
Biovail Corp.+ .............................................           1,500        37,035
Boston Scientific Corp.+ ...................................           1,330        41,975
C.R. Bard, Inc. ............................................              40         2,185
Cardinal Health, Inc. ......................................           1,470        91,434
Guidant Corp.+ .............................................             750        24,233

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106

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Johnson & Johnson ..........................................           7,040   $   380,723
McKesson Corp. .............................................             240         6,799
MedImmune, Inc.+ ...........................................           2,610        54,601
Medtronic, Inc. ............................................           1,000        42,120
St. Jude Medical, Inc.+ ....................................             150         5,355
Stryker Corp.+ .............................................             160         9,216
Zimmer Holdings, Inc.+ .....................................             160         6,134
                                                                               -----------
                                                                                 3,039,263
                                                                               -----------

INDUSTRIAL & COMMERCIAL -- 11.3%
AEROSPACE & MILITARY TECHNOLOGY -- 1.9%
Boeing Co. .................................................           2,190        74,745
General Dynamics Corp. .....................................             170        13,826
Goodrich Corp. .............................................              80         1,510
ITT Industries, Inc. .......................................              80         4,986
Lockheed Martin Corp. ......................................           2,370       153,268
Northrop Grumman Corp. .....................................              90        11,164
Raytheon Co. ...............................................             330         9,669
Rockwell Automation, Inc. ..................................             150         2,441
Rockwell Collins, Inc. .....................................             150         3,291
Textron, Inc. ..............................................             910        31,031
United Technologies Corp. ..................................           1,190        67,223

BUSINESS SERVICES -- 2.8%
Accenture, Ltd., Class A+ ..................................           2,700        38,556
Allied Waste Industries, Inc.+ .............................             160         1,176
Applera Corp. ..............................................             170         3,111
Cendant Corp.+ .............................................           9,150        98,454
Convergys Corp.+ ...........................................             140         2,104
Deluxe Corp. ...............................................              50         2,253
Eastman Kodak Co. ..........................................             240         6,537
First Data Corp. ...........................................           6,520       182,234
Fiserv, Inc.+ ..............................................           1,860        52,229
Fluor Corp. ................................................              70         1,711
Hutchison Whampoa, Ltd.+ ...................................           4,840        27,987
Ingersoll-Rand Co., Inc., Class A ..........................           1,140        39,261
Interpublic Group Cos., Inc. ...............................             320         5,072
Pall Corp. .................................................             100         1,579
Paychex, Inc. ..............................................             910        22,086
R.R. Donnelley & Sons Co. ..................................              90         2,116
Robert Half International, Inc.+ ...........................             140         2,222
Securitas AB, Class B ......................................           4,100        50,855
TMP Worldwide, Inc.+ .......................................              90           810
Waste Management, Inc. .....................................             500        11,660

ELECTRICAL EQUIPMENT -- 1.1%
American Power Conversion Corp.+ ...........................             160         1,530
American Standard Cos., Inc.+ ..............................              60         3,817
Crane Co. ..................................................              50           988
Eaton Corp. ................................................              60         3,824
Emerson Electric Co. .......................................             350        15,379

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
Jabil Circuit, Inc.+ .......................................             160   $     2,365
Johnson Controls, Inc. .....................................           1,270        97,561
Power-One, Inc.+ ...........................................              70           209
Tyco International, Ltd. ...................................           6,140        86,574

MACHINERY -- 0.8%
Caterpillar, Inc. ..........................................             280        10,421
Cummins, Inc. ..............................................              30           709
Deere & Co. ................................................           1,800        81,810
Dover Corp. ................................................             170         4,315
Illinois Tool Works, Inc. ..................................             250        14,582
Parker-Hannifin Corp. ......................................             100         3,821
Snap-On, Inc. ..............................................              50         1,149
SPX Corp.+ .................................................             400        40,360
Stanley Works ..............................................              70         2,287

MULTI-INDUSTRY -- 3.6%
3M Co. .....................................................           1,120       123,167
Danaher Corp. ..............................................             120         6,822
General Electric Co.@ ......................................          21,160       521,594
Honeywell International, Inc. ..............................           1,970        42,670

TRANSPORTATION -- 1.1%
Burlington Northern Santa Fe Corp. .........................           2,310        55,255
CSX Corp. ..................................................             180         4,748
FedEx Corp. ................................................             240        12,017
Norfolk Southern Corp. .....................................             320         6,461
Union Pacific Corp. ........................................             210        12,153
United Parcel Service, Inc., Class B .......................           2,020       126,310
                                                                               -----------
                                                                                 2,208,065
                                                                               -----------

INFORMATION & ENTERTAINMENT -- 6.8%
BROADCASTING & MEDIA -- 4.8%
AOL Time Warner, Inc.+ .....................................           8,260        96,642
Clear Channel Communications, Inc.+ ........................           2,700        93,825
Comcast Corp., Class A+ ....................................           5,880       122,657
Dow Jones & Co., Inc. ......................................              70         2,689
Gannett Co., Inc. ..........................................             220        15,880
Liberty Media Corp., Class A+ ..............................           9,300        66,774
McGraw-Hill Cos., Inc. .....................................             160         9,795
Meredith Corp. .............................................              40         1,722
New York Times Co., Class A ................................             120         5,454
Omnicom Group, Inc. ........................................           1,050        58,464
Tribune Co. ................................................           1,450        60,624
Univision Communications, Inc., Class A+ ...................           3,290        75,012
USA Networks, Inc.+ ........................................             400         7,752
Viacom, Inc., Class B+ .....................................           7,789       315,844

ENTERTAINMENT PRODUCTS -- 0.4%
Hasbro, Inc. ...............................................             140         1,558
International Game Technology+ .............................              70         4,840
Knight-Ridder, Inc. ........................................              70         3,949

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108

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS (CONTINUED)
Mattel, Inc. ...............................................             360   $     6,483
Walt Disney Co. ............................................           4,470        67,676

LEISURE & TOURISM -- 1.6%
AMR Corp.+ .................................................             130           543
Brunswick Corp. ............................................              70         1,473
Carnival Corp. .............................................           1,480        37,148
Darden Restaurants, Inc. ...................................             140         3,393
Delta Air Lines, Inc. ......................................             100           929
Harrah's Entertainment, Inc.+ ..............................              90         4,339
Hilton Hotels Corp. ........................................             310         3,528
Marriott International, Inc., Class A ......................             200         5,798
McDonald's Corp. ...........................................           1,050        18,543
MGM Mirage, Inc.+ ..........................................             800        29,840
Sabre Holdings Corp.+ ......................................             120         2,322
Southwest Airlines Co. .....................................             630         8,228
Starbucks Corp.+ ...........................................           2,020        41,693
Starwood Hotels & Resorts Worldwide, Inc. ..................             160         3,568
USA Interactive+ ...........................................           1,900        36,822
Wendy's International, Inc. ................................           1,600        52,976
Yum! Brands, Inc.+ .........................................           2,240        62,070
                                                                               -----------
                                                                                 1,330,853
                                                                               -----------

INFORMATION TECHNOLOGY -- 14.2%
COMMUNICATION EQUIPMENT -- 0.2%
Network Appliance, Inc.+ ...................................             280         2,052
QUALCOMM, Inc.+ ............................................           1,440        39,773
Symbol Technologies, Inc. ..................................             190         1,457

COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Inc., Class A+ ...............           2,700       114,885
Autodesk, Inc. .............................................              90         1,140
Automatic Data Processing, Inc. ............................           1,310        45,549
Computer Associates International, Inc. ....................             470         4,512
Computer Sciences Corp.+ ...................................             140         3,891
Electronic Data Systems Corp. ..............................             390         5,452
Sun Microsystems, Inc.+ ....................................           2,660         6,889
SunGard Data Systems, Inc.+ ................................           1,730        33,649
Unisys Corp.+ ..............................................             270         1,890

COMPUTER SOFTWARE -- 3.6%
Adobe Systems, Inc. ........................................           1,400        26,740
BMC Software, Inc.+ ........................................             200         2,614
Citrix Systems, Inc.+ ......................................             140           844
Compuware Corp.+ ...........................................             310           945
Electronic Arts, Inc.+ .....................................             110         7,256
Intuit, Inc.+ ..............................................             170         7,740
Mercury Interactive Corp.+ .................................              70         1,201
Microsoft Corp.+ ...........................................          13,440       587,866
Novell, Inc.+ ..............................................             300           630
NVIDIA Corp.+ ..............................................             130         1,113
Oracle Corp.+ ..............................................           4,460        35,056

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Parametric Technology Corp.+ ...............................             210   $       378
PeopleSoft, Inc.+ ..........................................             260         3,216
Rational Software Corp.+ ...................................             160           691
Siebel Systems, Inc.+ ......................................             390         2,242
VERITAS Software Corp.+ ....................................           1,540        22,592

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Apple Computer, Inc.+ ......................................             290         4,205
Brocade Communications Systems, Inc.+ ......................           2,500        18,825
Dell Computer Corp.+ .......................................           7,030       165,275
EMC Corp.+ .................................................           1,810         8,272
Gateway, Inc.+ .............................................             270           802
Hewlett-Packard Co. ........................................           6,500        75,855
International Business Machines Corp. ......................           2,990       174,586
Lexmark International, Inc., Class A+ ......................             700        32,900
Millipore Corp. ............................................              40         1,272
NCR Corp.+ .................................................              80         1,584
Pitney Bowes, Inc. .........................................             200         6,098
Xerox Corp.+ ...............................................             600         2,970

ELECTRONICS -- 2.8%
Advanced Micro Devices, Inc.+ ..............................             280         1,495
Agilent Technologies, Inc.+ ................................             380         4,963
Altera Corp.+ ..............................................             310         2,688
Analog Devices, Inc.+ ......................................           1,800        35,460
Applied Materials, Inc.+ ...................................           1,350        15,593
Applied Micro Circuits Corp.+ ..............................             250           715
Broadcom Corp., Class A+ ...................................             230         2,456
Flextronics International, Ltd.+ ...........................           2,500        17,430
Intel Corp. ................................................          10,670       148,206
KLA-Tencor Corp.+ ..........................................             160         4,470
Linear Technology Corp. ....................................             260         5,387
LSI Logic Corp.+ ...........................................             310         1,969
Maxim Integrated Products, Inc.+ ...........................           1,270        31,445
Micron Technology, Inc.+ ...................................             500         6,185
Molex, Inc. ................................................             160         3,763
National Semiconductor Corp.+ ..............................             150         1,791
Novellus Systems, Inc.+ ....................................             120         2,497
PerkinElmer, Inc. ..........................................             100           545
PMC-Sierra, Inc.+ ..........................................             140           543
QLogic Corp.+ ..............................................              80         2,083
Samsung Electronics Co., Ltd. ..............................             100        24,413
Sanmina-SCI Corp.+ .........................................             430         1,191
Solectron Corp.+ ...........................................             680         1,435
Sony Corp. .................................................             900        37,779
Tektronix, Inc.+ ...........................................              70         1,150
Teradyne, Inc.+ ............................................             150         1,440
Texas Instruments, Inc. ....................................          10,120       149,472
Thermo Electron Corp.+ .....................................             140         2,258
Thomas & Betts Corp.+ ......................................              50           705
Waters Corp.+ ..............................................           1,410        34,193
Xilinx, Inc.+ ..............................................             280         4,435

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110

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT -- 0.1%
eBay, Inc.+ ................................................             230   $    12,147
Yahoo!, Inc.+ ..............................................             490         4,689

TELECOMMUNICATIONS -- 3.9%
ADC Telecommunications, Inc.+ ..............................             650           748
Andrew Corp.+ ..............................................              80           524
AT&T Corp. .................................................           6,850        82,268
AT&T Wireless Services, Inc.+ ..............................           7,220        29,746
Avaya, Inc.+ ...............................................             300           429
BellSouth Corp. ............................................           1,540        28,274
CenturyTel, Inc. ...........................................             120         2,692
CIENA Corp.+ ...............................................             350         1,040
Cisco Systems, Inc.+ .......................................          17,200       180,256
Citizens Communications Co.+ ...............................             230         1,559
Comverse Technology, Inc.+ .................................             150         1,049
Corning, Inc.+ .............................................             780         1,248
EchoStar Communications Corp., Class A+ ....................             900        15,570
JDS Uniphase Corp.+ ........................................           1,120         2,182
Lucent Technologies, Inc.+ .................................           2,820         2,143
Motorola, Inc. .............................................           1,890        19,240
Nextel Communications, Inc., Class A+ ......................           1,750        13,212
Nokia Oyj ADR ..............................................           1,800        23,850
NTT DoCoMo, Inc. ...........................................              12        20,504
Qwest Communications International, Inc.+ ..................           1,380         3,146
SBC Communications, Inc. ...................................           4,530        91,053
Scientific-Atlanta, Inc. ...................................             130         1,626
Sprint Corp. (FON Group) ...................................             730         6,658
Sprint Corp. (PCS Group)+ ..................................             820         1,607
Tellabs, Inc.+ .............................................             340         1,384
Verizon Communications, Inc. ...............................           3,840       105,370
Vodafone Group, PLC+ .......................................          80,189       102,612
Vodafone Group, PLC ADR ....................................           2,000        25,660
                                                                               -----------
                                                                                 2,785,548
                                                                               -----------

MATERIALS -- 2.5%
CHEMICALS -- 1.7%
Air Products & Chemicals, Inc. .............................             190         7,982
Ashland, Inc. ..............................................              60         1,607
Dow Chemical Co. ...........................................             750        20,483
du Pont (E.I.) de Nemours and Co. ..........................           1,820        65,648
Eastman Chemical Co. .......................................              60         2,290
Ecolab, Inc. ...............................................             110         4,590
Engelhard Corp. ............................................           1,610        38,366
Great Lakes Chemical Corp. .................................              40           961
Hercules, Inc.+ ............................................              90           829
IMC Global, Inc. ...........................................           3,000        36,150
International Flavors & Fragrances, Inc. ...................              80         2,548
Lyondell Chemical Co. ......................................           3,000        35,820
PPG Industries, Inc. .......................................             140         6,258
Praxair, Inc. ..............................................             130         6,644
Rohm and Haas Co. ..........................................           1,580        48,980

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Sherwin-Williams Co. .......................................           1,820   $    43,098
Sigma-Aldrich Corp. ........................................              60         2,956

FOREST PRODUCTS -- 0.6%
Bemis Co. ..................................................           1,040        51,376
Boise Cascade Corp. ........................................              50         1,140
Georgia-Pacific Corp. ......................................             190         2,487
International Paper Co. ....................................           1,400        46,746
Louisiana-Pacific Corp.+ ...................................              90           582
MeadWestvaco Corp. .........................................             160         3,074
Pactiv Corp.+ ..............................................             130         2,139
Plum Creek Timber Co., Inc. ................................             150         3,391
Sealed Air Corp.+ ..........................................              70         1,182
Temple-Inland, Inc. ........................................              40         1,545
Weyerhaeuser Co. ...........................................             180         7,879

METALS & MINERALS -- 0.2%
Alcoa, Inc. ................................................             690        13,317
Allegheny Technologies, Inc. ...............................              70           484
Ball Corp. .................................................              50         2,520
Cooper Industries, Ltd., Class A ...........................              80         2,428
Freeport-McMoRan Copper & Gold, Inc., Class B+ .............             120         1,615
Newmont Mining Corp. .......................................             330         9,078
Nucor Corp. ................................................              60         2,274
Phelps Dodge Corp.+ ........................................              70         1,794
United States Steel Corp. ..................................              80           929
Vulcan Materials Co. .......................................              80         2,893
Worthington Industries, Inc. ...............................              70         1,309
                                                                               -----------
                                                                                   485,392
                                                                               -----------

REAL ESTATE -- 0.1%
REAL ESTATE COMPANIES -- 0.0%
Pulte Homes, Inc. ..........................................              50         2,132

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Equity Office Properties Trust .............................             340         8,779
Equity Residential .........................................             230         5,506
Simon Property Group, Inc. .................................             150         5,359
                                                                               -----------
                                                                                    21,776
                                                                               -----------

UTILITIES -- 0.8%
ELECTRIC UTILITIES -- 0.7%
AES Corp.+ .................................................             450         1,129
Allegheny Energy, Inc. .....................................             100         1,310
Ameren Corp. ...............................................             120         4,998
American Electric Power Co., Inc. ..........................             280         7,983
Calpine Corp.+ .............................................             310           766
Cinergy Corp. ..............................................             140         4,400
CMS Energy Corp. ...........................................             120           967
Consolidated Edison, Inc. ..................................             180         7,240
Constellation Energy Group, Inc. ...........................             140         3,471

----------------
112

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc. ...................................             230   $    11,668
DTE Energy Co. .............................................             140         5,698
Duke Energy Corp. ..........................................             720        14,076
Edison International+ ......................................             270         2,700
Entergy Corp. ..............................................             180         7,488
Exelon Corp. ...............................................             260        12,350
FirstEnergy Corp. ..........................................             240         7,174
FPL Group, Inc. ............................................             150         8,070
Mirant Corp.+ ..............................................             330           729
NiSource, Inc. .............................................             170         2,929
PG&E Corp.+ ................................................             320         3,603
Pinnacle West Capital Corp. ................................              70         1,943
PPL Corp. ..................................................             130         4,230
Progress Energy, Inc. ......................................             180         7,357
Public Service Enterprise Group, Inc. ......................             170         5,185
Reliant Energy, Inc. .......................................             250         2,502

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A ......................................             300           348
El Paso Corp. ..............................................             480         3,969
KeySpan Corp. ..............................................             120         4,020
Kinder Morgan, Inc. ........................................             100         3,545
NICOR, Inc. ................................................              40         1,128
Peoples Energy Corp. .......................................              30         1,011

TELEPHONE -- 0.0%
Alltel Corp. ...............................................             260        10,434
                                                                               -----------
                                                                                   154,421
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $25,199,022)..............                    18,841,550
                                                                               -----------

SHORT-TERM SECURITIES -- 0.9%                                     PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.7%
T. Rowe Price Reserve Investment Fund 1.87% due 10/1/02@
 (cost $135,445) ...........................................      $  135,445       135,445
                                                                               -----------

U.S. TREASURY BILLS -- 0.2%
United States Treasury Bills 1.63% due 12/19/02@
 (cost $49,821) ............................................          50,000        49,821
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $185,266).................                       185,266
                                                                               -----------

                                                                ----------------

REPURCHASE AGREEMENT -- 2.7%                                      PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.7%
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3)
 (cost $524,000)............................................      $  524,000   $   524,000
                                                                               -----------

TOTAL INVESTMENTS -- (cost $25,908,288)                      99.8%   19,550,816
Other assets less liabilities --                              0.2        46,283
                                                       ----------  ------------
NET ASSETS --                                               100.0% $ 19,597,099
                                                       ==========  ============

-------------
+ Non-income producing securities
# Security represents an investment in an affiliated company.
ADR -- American Depository Receipt
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------
      NUMBER OF                           EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION          DATE        TRADE DATE   SEPTEMBER 30, 2002   DEPRECIATION
-------------------------------------------------------------------------------------------------------
       1 Long           S&P 500 Index    December 2002    $225,795         $203,750          $(22,045)
                                                                                             ========

See Notes to Financial Statements.

----------------
114

----------------

SEASONS SERIES TRUST
LARGE CAP VALUE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002
                                                                     (UNAUDITED)

COMMON STOCK -- 95.9%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.5%
APPAREL & TEXTILES -- 0.9%
Jones Apparel Group, Inc.+ ...........................           580   $     17,806
Liz Claiborne, Inc. ..................................           480         11,976
Nike, Inc., Class B ..................................        10,810        466,776
Reebok International, Ltd.+ ..........................           270          6,764
V.F. Corp. ...........................................           500         17,990

AUTOMOTIVE -- 1.5%
AutoNation, Inc.+ ....................................        14,400        165,888
Cooper Tire & Rubber Co. .............................           330          5,326
Dana Corp. ...........................................           670          8,764
Ford Motor Co. .......................................        15,960        156,408
General Motors Corp. .................................         2,540         98,806
Genuine Parts Co. ....................................         6,290        192,725
Goodyear Tire & Rubber Co. ...........................        15,840        140,818
Navistar International Corp.+ ........................           270          5,854
PACCAR, Inc. .........................................           530         17,909
Ryder System, Inc. ...................................           280          6,980
TRW, Inc. ............................................           580         33,959
Visteon Corp. ........................................           590          5,587

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Black & Decker Corp. .................................         2,300         96,439
Centex Corp. .........................................           280         12,418
KB HOME ..............................................           230         11,233
Leggett & Platt, Inc. ................................           890         17,613

RETAIL -- 2.9%
Albertson's, Inc. ....................................         1,840         44,454
Big Lots, Inc.+ ......................................           530          8,390
Circuit City Stores -- Circuit City Group ............           950         14,393
Costco Wholesale Corp.+ ..............................         2,060         66,682
CVS Corp. ............................................        11,580        293,553
Dillard's, Inc., Class A .............................           380          7,668
Dollar General Corp. .................................        20,300        272,426
Family Dollar Stores, Inc. ...........................         5,400        145,152
Federated Department Stores, Inc.+ ...................           910         26,790
J.C. Penney Co., Inc. ................................         2,910         46,327
Masco Corp. ..........................................         2,250         43,988
May Department Stores Co. ............................        12,510        284,853
Monsanto Co. .........................................         3,612         55,227
Nordstrom, Inc. ......................................           610         10,943
Office Depot, Inc.+ ..................................         1,400         17,276
Safeway, Inc.+ .......................................         2,110         47,053
Sears, Roebuck & Co. .................................         1,430         55,770
SUPERVALU, Inc. ......................................           610          9,852

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Toys "R" Us, Inc.+ ...................................        12,660   $    128,879
W.W. Grainger, Inc. ..................................           420         17,871
Winn-Dixie Stores, Inc. ..............................           640          8,397
                                                                       ------------
                                                                          3,103,983
                                                                       ------------

CONSUMER STAPLES -- 6.2%
FOOD, BEVERAGE & TOBACCO -- 3.4%
Adolph Coors Co., Class B ............................           160          9,008
Archer-Daniels-Midland Co. ...........................         2,950         36,905
Brown-Forman Corp., Class B ..........................         3,000        200,850
Campbell Soup Co. ....................................         6,700        147,936
Coca-Cola Enterprises, Inc. ..........................         2,030         43,117
ConAgra Foods, Inc. ..................................         2,430         60,385
General Mills, Inc. ..................................         4,200        186,564
Hershey Foods Corp. ..................................         2,200        136,510
Kellogg Co. ..........................................        10,100        335,825
McCormick & Co., Inc. ................................         2,100         47,880
PepsiCo, Inc. ........................................         1,900         70,205
Philip Morris Cos., Inc. .............................         6,300        244,440
R.J. Reynolds Tobacco Holdings, Inc. .................           410         16,531
Universal Corp. ......................................         5,400        189,378
UST, Inc. ............................................         6,500        183,365

HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
American Greetings Corp., Class A ....................           300          4,830
Clorox Co. ...........................................         4,000        160,720
Fortune Brands, Inc. .................................         5,280        249,691
Gillette Co. .........................................         6,900        204,240
Kimberly-Clark Corp. .................................        16,700        945,888
Whirlpool Corp. ......................................           310         14,217
                                                                       ------------
                                                                          3,488,485
                                                                       ------------

ENERGY -- 10.4%
ENERGY SERVICES -- 2.6%
Baker Hughes, Inc. ...................................         3,930        114,088
McDermott International, Inc.+ .......................           290          1,778
Nabors Industries, Ltd.+ .............................           650         21,287
Noble Corp.+ .........................................           610         18,910
Rowan Cos., Inc. .....................................           430          8,015
Royal Dutch Petroleum Co. ............................         6,800        273,156
SCANA Corp. ..........................................         5,600        145,712
Schlumberger, Ltd. ...................................         2,620        100,765
Sempra Energy ........................................           930         18,274
Shell Transport & Trading Co. ADR ....................         5,700        203,604
Southern Co. .........................................         3,210         92,384
Sunoco, Inc. .........................................           350         10,556
TECO Energy, Inc. ....................................           710         11,275
Transocean, Inc. .....................................         1,450         30,160
TXU Corp. ............................................         1,260         52,555
Unocal Corp. .........................................         8,615        270,425

----------------
116

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Williams Cos., Inc. ..................................         2,340   $      5,288
Xcel Energy, Inc. ....................................         1,800         16,758

ENERGY SOURCES -- 7.8%
Amerada Hess Corp. ...................................         4,600        312,248
Anadarko Petroleum Corp. .............................         1,130         50,330
Apache Corp. .........................................           650         38,642
BP Amoco, PLC ADR ....................................         6,604        263,500
Burlington Resources, Inc. ...........................           910         34,908
ChevronTexaco Corp. ..................................        13,174        912,299
ConocoPhillips .......................................         3,070        141,957
Devon Energy Corp. ...................................           710         34,258
EOG Resources, Inc. ..................................           530         19,059
ExxonMobil Corp. .....................................        69,022      2,201,802
GlobalSantaFe Corp. ..................................         7,400        165,390
Halliburton Co. ......................................         1,980         25,562
Kerr-McGee Corp. .....................................           460         19,982
Marathon Oil Corp. ...................................         6,000        136,080
Occidental Petroleum Corp. ...........................         1,710         48,530
                                                                       ------------
                                                                          5,799,537
                                                                       ------------

FINANCE -- 25.0%
BANKS -- 10.6%
AmSouth Bancorp ......................................         1,630         33,806
Bank of America Corp. ................................        16,910      1,078,858
Bank One Corp. .......................................        14,620        546,788
BB&T Corp. ...........................................         2,190         76,738
Charter One Financial, Inc. ..........................         1,040         30,909
Comerica, Inc. .......................................           790         38,094
First Tennessee National Corp. .......................           570         19,762
FleetBoston Financial Corp. ..........................        15,760        320,401
Golden West Financial Corp. ..........................           700         43,526
Huntington Bancshares, Inc. ..........................         1,090         19,827
J.P. Morgan Chase & Co. ..............................        16,630        315,804
KeyCorp ..............................................         1,930         48,192
Marshall & Ilsley Corp. ..............................           950         26,495
Mercantile Bankshares Corp. ..........................         3,500        133,595
National City Corp. ..................................        25,170        718,100
PNC Financial Services Group, Inc. ...................         4,790        201,994
Regions Financial Corp. ..............................         1,000         32,670
SouthTrust Corp. .....................................         1,570         38,072
State Street Corp. ...................................         1,470         56,801
SunTrust Banks, Inc. .................................         1,290         79,309
U.S. Bancorp .........................................         8,670        161,088
Union Planters Corp. .................................           910         24,989
Wachovia Corp. .......................................         6,210        203,005
Washington Mutual, Inc. ..............................        23,830        749,930
Wells Fargo & Co. ....................................        18,700        900,592
Zions Bancorp. .......................................           420         18,283

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 6.7%
American Express Co. .................................         7,600   $    236,968
Bear Stearns Cos., Inc. ..............................           450         25,380
Capital One Financial Corp. ..........................         1,000         34,920
Citigroup, Inc. ......................................        56,036      1,661,467
Countrywide Credit Industries, Inc. ..................           570         26,875
Federal National Mtg. Assoc. .........................         6,400        381,056
Franklin Resources, Inc. .............................         1,180         36,698
Freddie Mac ..........................................         3,150        176,085
Goldman Sachs Group, Inc. ............................         4,580        302,417
Household International, Inc. ........................         2,060         58,319
KPMG Consulting, Inc.+ ...............................         6,100         39,406
Lehman Brothers Holdings, Inc. .......................         1,100         53,955
Mellon Financial Corp. ...............................         9,300        241,149
Merrill Lynch & Co., Inc. ............................         3,920        129,164
Moody's Corp. ........................................         2,800        135,800
Morgan Stanley, Dean Witter & Co. ....................         4,970        168,384
Principal Financial Group+ ...........................         1,570         41,103
Providian Financial Corp.+ ...........................         1,310          6,419
Stilwell Financial, Inc. .............................         1,010         12,191

INSURANCE -- 7.7%
ACE, Ltd. ............................................        13,990        414,244
AFLAC, Inc. ..........................................         2,340         71,815
Allstate Corp. .......................................         3,200        113,760
AMBAC Financial Group, Inc. ..........................           480         25,867
American International Group, Inc.# ..................        13,509        738,942
Aon Corp. ............................................         5,540        113,515
Chubb Corp. ..........................................         7,680        421,094
CIGNA Corp. ..........................................         4,240        299,980
Cincinnati Financial Corp. ...........................           730         25,973
Hartford Financial Services Group, Inc. ..............         8,620        353,420
Jefferson-Pilot Corp. ................................           670         26,867
John Hancock Financial Services, Inc. ................         1,320         36,696
Lincoln National Corp. ...............................         3,530        107,842
Loews Corp. ..........................................           840         36,028
Marsh & McLennan Cos., Inc. ..........................         7,400        308,136
MBIA, Inc. ...........................................           670         26,767
MetLife, Inc. ........................................         3,180         72,377
MGIC Investment Corp. ................................           470         19,190
Progressive Corp. ....................................           990         50,124
Prudential Financial, Inc.+ ..........................         5,330        152,225
SAFECO Corp. .........................................         9,680        307,630
St. Paul Cos., Inc. ..................................         5,530        158,822
Torchmark Corp. ......................................           540         18,500
Travelers Property Casualty Corp., Class A+ ..........         3,457         45,632
Travelers Property Casualty Corp., Class B+ ..........         4,530         61,291
UnumProvident Corp. ..................................        11,990        243,996
XL Capital, Ltd., Class A ............................           620         45,570
                                                                       ------------
                                                                         13,981,687
                                                                       ------------

----------------
118

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE -- 6.0%
DRUGS -- 4.7%
Abbott Laboratories ..................................        12,100   $    488,840
Bristol-Myers Squibb Co. .............................        15,200        361,760
Chiron Corp.+ ........................................           860         30,048
Genzyme Corp.+ .......................................           970         19,992
King Pharmaceuticals, Inc.+ ..........................         1,100         19,987
Merck & Co., Inc. ....................................        11,100        507,381
Pharmacia Corp. ......................................        14,261        554,467
Schering-Plough Corp. ................................        20,700        441,324
Watson Pharmaceuticals, Inc.+ ........................           480         11,765
Wyeth ................................................         7,000        222,600

HEALTH SERVICES -- 0.3%
Aetna, Inc. ..........................................           680         24,351
Anthem, Inc.+ ........................................           640         41,600
HEALTHSOUTH Corp.+ ...................................         1,800          7,470
Humana, Inc.+ ........................................           770          9,548
Manor Care, Inc.+ ....................................           450         10,116
Quintiles Transnational Corp.+ .......................           530          5,040
Wellpoint Health Networks, Inc., Class A+ ............           660         48,378

MEDICAL PRODUCTS -- 1.0%
AmerisourceBergen Corp. ..............................           480         34,282
Bausch & Lomb, Inc. ..................................           240          7,961
Beckman Coulter, Inc. ................................         4,800        185,760
Becton Dickinson & Co. ...............................         4,200        119,280
C.R. Bard, Inc. ......................................         2,730        149,140
McKesson Corp. .......................................         1,310         37,112
                                                                       ------------
                                                                          3,338,202
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 10.3%
AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
Boeing Co. ...........................................         3,800        129,694
Goodrich Corp. .......................................           460          8,685
ITT Industries, Inc. .................................           420         26,179
Lockheed Martin Corp. ................................         4,560        294,895
Northrop Grumman Corp. ...............................           510         63,260
Raytheon Co. .........................................         5,530        162,029
Rockwell Automation, Inc. ............................        11,340        184,502
Rockwell Collins, Inc. ...............................        10,500        230,370
Textron, Inc. ........................................           630         21,483
United Technologies Corp. ............................         2,140        120,888

BUSINESS SERVICES -- 2.0%
Allied Waste Industries, Inc.+ .......................           890          6,541
Applera Corp. ........................................           960         17,568
Cendant Corp.+ .......................................         4,710         50,680
Convergys Corp.+ .....................................           790         11,874
Dun & Bradstreet Corp.+ ..............................         2,950         99,149
Eastman Kodak Co. ....................................         8,820        240,257
Fluor Corp. ..........................................           370          9,043
Ingersoll-Rand Co., Inc., Class A ....................           770         26,519
Pall Corp. ...........................................        11,360        179,374

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
R.R. Donnelley & Sons Co. ............................         5,810   $    136,593
TMP Worldwide, Inc.+ .................................           510          4,590
Waste Management, Inc. ...............................        12,970        302,460

ELECTRICAL EQUIPMENT -- 1.6%
American Power Conversion Corp.+ .....................           890          8,508
Crane Co. ............................................           270          5,335
Eaton Corp. ..........................................         2,020        128,755
Emerson Electric Co. .................................         9,110        400,294
Hubbell, Inc., Class B ...............................         4,600        133,722
Jabil Circuit, Inc.+ .................................           900         13,302
Johnson Controls, Inc. ...............................           400         30,728
Power-One, Inc.+ .....................................           360          1,073
Tyco International, Ltd. .............................        13,640        192,324

MACHINERY -- 1.5%
Caterpillar, Inc. ....................................         7,760        288,827
Cummins, Inc. ........................................           190          4,488
Deere & Co. ..........................................         1,080         49,086
Dover Corp. ..........................................           920         23,349
Illinois Tool Works, Inc. ............................         4,290        250,236
Parker-Hannifin Corp. ................................           540         20,633
Snap-On, Inc. ........................................           260          5,975
Stanley Works ........................................         6,200        202,554

MULTI-INDUSTRY -- 1.6%
3M Co. ...............................................         1,700        186,949
General Electric Co. .................................        12,700        313,055
Honeywell International, Inc. ........................        18,510        400,927

TRANSPORTATION -- 1.4%
Burlington Northern Santa Fe Corp. ...................         1,720         41,142
CSX Corp. ............................................           960         25,325
FedEx Corp. ..........................................         1,350         67,595
Norfolk Southern Corp. ...............................        11,560        233,396
Union Pacific Corp. ..................................         7,350        425,345
                                                                       ------------
                                                                          5,779,556
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 7.2%
BROADCASTING & MEDIA -- 3.7%
AOL Time Warner, Inc.+ ...............................        61,420        718,614
Clear Channel Communications, Inc.+ ..................         2,780         96,605
Comcast Corp., Class A+ ..............................        16,590        346,067
Dow Jones & Co., Inc. ................................         6,800        261,188
Gannett Co., Inc. ....................................         1,810        130,646
Reader's Digest Assoc., Inc., Class A ................         6,900        107,985
Tribune Co. ..........................................         1,370         57,280
Viacom, Inc., Class B+ ...............................         7,990        323,994

ENTERTAINMENT PRODUCTS -- 1.5%
Hasbro, Inc. .........................................        12,380        137,789
International Game Technology+ .......................           390         26,965

----------------
120

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS (CONTINUED)
Knight-Ridder, Inc. ..................................         4,880   $    275,281
Walt Disney Co. ......................................        24,650        373,201

LEISURE & TOURISM -- 2.0%
AMR Corp.+ ...........................................           700          2,926
Brunswick Corp. ......................................           410          8,627
Carnival Corp. .......................................         2,660         66,766
Delta Air Lines, Inc. ................................           560          5,202
Harrah's Entertainment, Inc.+ ........................           510         24,587
Hilton Hotels Corp. ..................................        13,800        157,044
Marriott International, Inc., Class A ................         1,100         31,889
McDonald's Corp. .....................................        17,700        312,582
Southwest Airlines Co. ...............................        22,600        295,156
Starwood Hotels & Resorts Worldwide, Inc. ............        10,100        225,230
Wendy's International, Inc. ..........................           520         17,217
                                                                       ------------
                                                                          4,002,841
                                                                       ------------

INFORMATION TECHNOLOGY -- 12.6%
COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc. ............................         1,040          7,977

COMPUTER SERVICES -- 0.2%
Autodesk, Inc. .......................................           520          6,588
Computer Associates International, Inc. ..............         2,620         25,152
Computer Sciences Corp.+ .............................           780         21,676
Electronic Data Systems Corp. ........................         2,180         30,477
Sun Microsystems, Inc.+ ..............................        14,710         38,099
Unisys Corp.+ ........................................         1,460         10,220

COMPUTER SOFTWARE -- 0.4%
BMC Software, Inc.+ ..................................         1,090         14,246
Citrix Systems, Inc.+ ................................           790          4,764
Compuware Corp.+ .....................................         1,700          5,185
Microsoft Corp.+ .....................................         3,100        135,594
Novell, Inc.+ ........................................         1,650          3,465
Parametric Technology Corp.+ .........................         1,180          2,124
PeopleSoft, Inc.+ ....................................         1,410         17,442
Rational Software Corp.+ .............................           880          3,801
VERITAS Software Corp.+ ..............................         1,860         27,286

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Apple Computer, Inc.+ ................................         1,630         23,635
EMC Corp.+ ...........................................         9,980         45,609
Gateway, Inc.+ .......................................         1,470          4,366
Hewlett-Packard Co. ..................................       109,663      1,279,767
NCR Corp.+ ...........................................           440          8,712
Xerox Corp.+ .........................................         8,510         42,124

ELECTRONICS -- 1.9%
Advanced Micro Devices, Inc.+ ........................         1,550          8,277
Agere Systems, Inc., Class A+ ........................        27,225         29,947
Agere Systems, Inc., Class B+ ........................         5,529          5,474

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Agilent Technologies, Inc.+ ..........................         2,100   $     27,426
Applied Micro Circuits Corp.+ ........................         1,360          3,890
Broadcom Corp., Class A+ .............................         1,240         13,243
Intel Corp. ..........................................        18,300        254,187
LSI Logic Corp.+ .....................................         1,690         10,731
Micron Technology, Inc.+ .............................        19,640        242,947
National Semiconductor Corp.+ ........................           820          9,791
Novellus Systems, Inc.+ ..............................           660         13,735
PerkinElmer, Inc. ....................................           570          3,107
Sanmina-SCI Corp.+ ...................................         2,380          6,593
Solectron Corp.+ .....................................         3,730          7,870
Tektronix, Inc.+ .....................................           400          6,572
Teradyne, Inc.+ ......................................        32,930        316,128
Texas Instruments, Inc. ..............................         6,400         94,528
Thermo Electron Corp.+ ...............................           750         12,097
Thomas & Betts Corp.+ ................................           260          3,663

TELECOMMUNICATIONS -- 7.6%
ADC Telecommunications, Inc.+ ........................         3,610          4,152
Andrew Corp.+ ........................................           440          2,882
AT&T Corp. ...........................................        90,370      1,085,344
AT&T Wireless Services, Inc.+ ........................        49,747        204,958
Avaya, Inc.+ .........................................         1,640          2,345
BellSouth Corp. ......................................        26,480        486,173
CenturyTel, Inc. .....................................           640         14,355
CIENA Corp.+ .........................................         1,960          5,821
Citizens Communications Co.+ .........................         1,280          8,678
Comverse Technology, Inc.+ ...........................           850          5,941
Corning, Inc.+ .......................................        10,610         16,976
JDS Uniphase Corp.+ ..................................         6,170         12,019
Lucent Technologies, Inc.+ ...........................        41,650         31,654
Mcleod USA (Escrow Shares)(1) ........................        35,600              0
Motorola, Inc. .......................................        43,020        437,944
Qwest Communications International, Inc.+ ............        49,100        111,948
SBC Communications, Inc. .............................        47,460        953,946
Scientific-Atlanta, Inc. .............................           710          8,882
Sprint Corp. (FON Group) .............................        16,450        150,024
Tellabs, Inc.+ .......................................         1,860          7,570
Verizon Communications, Inc.@ ........................        24,802        680,567
                                                                       ------------
                                                                          7,060,694
                                                                       ------------

MATERIALS -- 7.5%
CHEMICALS -- 4.4%
Air Products & Chemicals, Inc. .......................         1,030         43,270
Ashland, Inc. ........................................        15,010        402,118
Dow Chemical Co. .....................................        18,230        497,861
du Pont (E.I.) de Nemours and Co. ....................        24,600        887,322
Eastman Chemical Co. .................................           350         13,360
Engelhard Corp. ......................................         1,580         37,651
Great Lakes Chemical Corp. ...........................         6,330        152,047
Hercules, Inc.+ ......................................        11,200        103,152

----------------
122

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
International Flavors & Fragrances, Inc. .............         5,900   $    187,915
PPG Industries, Inc. .................................           770         34,419
Praxair, Inc. ........................................           730         37,310
Rohm and Haas Co. ....................................         1,000         31,000
Sherwin-Williams Co. .................................           680         16,102

FOREST PRODUCTS -- 1.4%
Bemis Co. ............................................           240         11,856
Boise Cascade Corp. ..................................           260          5,928
Georgia-Pacific Corp. ................................         1,040         13,614
International Paper Co. ..............................        10,968        366,222
Louisiana-Pacific Corp.+ .............................           470          3,041
MeadWestvaco Corp. ...................................         3,310         63,585
Pactiv Corp.+ ........................................           720         11,844
Plum Creek Timber Co., Inc. ..........................           840         18,992
Temple-Inland, Inc. ..................................           240          9,271
Weyerhaeuser Co. .....................................         6,990        305,952

METALS & MINERALS -- 1.7%
Alcoa, Inc. ..........................................        22,220        428,846
Allegheny Technologies, Inc. .........................           370          2,560
Armstrong Holdings, Inc.+ ............................         1,100          1,485
Cooper Industries, Ltd., Class A .....................         8,520        258,582
Newmont Mining Corp. .................................         1,820         50,068
Nucor Corp. ..........................................         4,650        176,235
Phelps Dodge Corp.+ ..................................           400         10,252
United States Steel Corp. ............................           460          5,341
Vulcan Materials Co. .................................           460         16,634
Worthington Industries, Inc. .........................           390          7,293
                                                                       ------------
                                                                          4,211,128
                                                                       ------------

REAL ESTATE -- 0.7%
REAL ESTATE COMPANIES -- 0.0%
Pulte Homes, Inc. ....................................           280         11,937

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Archstone-Smith Trust ................................         2,300         54,924
Equity Office Properties Trust .......................         1,900         49,058
Equity Residential ...................................         1,250         29,925
Rouse Co. ............................................           900         28,755
Simon Property Group, Inc. ...........................         6,140        219,382
                                                                       ------------
                                                                            393,981
                                                                       ------------

UTILITIES -- 4.5%
ELECTRIC UTILITIES -- 3.5%
AES Corp.+ ...........................................         2,460          6,175
Allegheny Energy, Inc. ...............................           570          7,467
Ameren Corp. .........................................           660         27,489
American Electric Power Co., Inc. ....................         1,540         43,905
Calpine Corp.+ .......................................         1,710          4,224
Cinergy Corp. ........................................           760         23,887

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
CMS Energy Corp. .....................................           650   $      5,239
Consolidated Edison, Inc. ............................           970         39,013
Constellation Energy Group, Inc. .....................        10,350        256,576
Dominion Resources, Inc. .............................         1,260         63,920
DTE Energy Co. .......................................           760         30,932
Duke Energy Corp. ....................................        12,130        237,142
Edison International+ ................................         1,480         14,800
Entergy Corp. ........................................         1,020         42,432
Exelon Corp. .........................................         9,797        465,357
FirstEnergy Corp. ....................................         5,050        150,945
FPL Group, Inc. ......................................           830         44,654
Mirant Corp.+ ........................................         1,820          4,022
NiSource, Inc. .......................................        10,040        172,989
PG&E Corp.+ ..........................................         1,780         20,043
Pinnacle West Capital Corp. ..........................           380         10,549
PPL Corp. ............................................           730         23,754
Progress Energy, Inc. ................................         5,800        237,046
Public Service Enterprise Group, Inc. ................           940         28,670
Reliant Energy, Inc. .................................         1,380         13,814

GAS & PIPELINE UTILITIES -- 0.5%
Dynegy, Inc., Class A ................................         1,670          1,937
El Paso Corp. ........................................        11,150         92,211
KeySpan Corp. ........................................           640         21,440
Kinder Morgan, Inc. ..................................           550         19,498
National Fuel Gas Co. ................................         5,800        115,246
NICOR, Inc. ..........................................           200          5,640
Peoples Energy Corp. .................................           160          5,390

TELEPHONE -- 0.5%
Alltel Corp. .........................................         6,610        265,259
                                                                       ------------
                                                                          2,501,665
                                                                       ------------
TOTAL COMMON STOCK (cost $71,908,875).................                   53,661,759
                                                                       ------------

PREFERRED STOCK -- 0.1%
------------------------------------------------------------------------------------
FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
Ford Motor Co. Capital Trust II 6.50%
 (Convertible) .......................................         1,100         44,319

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Lucent Technologies, Inc. 8.00% (Convertible) ........           130         34,879
Lucent Technologies, Inc. 8.00% (Convertible)* .......            12          3,220
                                                                       ------------
                                                                             38,099
                                                                       ------------
TOTAL PREFERRED STOCK (cost $167,792).................                       82,418
                                                                       ------------

----------------
124

EXCHANGE TRADED FUNDS -- 0.4%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 0.4%
FINANCIAL SERVICES -- 0.4%
iShares S&P 500/Barra Growth Value Fund
 (cost $227,068) .....................................         5,200   $    204,984
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $72,303,735)........                   53,949,161
                                                                       ------------
SHORT-TERM SECURITIES -- 1.8%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.5%
T. Rowe Price Reserve Investment Fund 1.87% due
 10/1/02
 (cost $830,509) .....................................  $    830,509        830,509
                                                                       ------------

U.S. TREASURY BILLS -- 0.3%
United States Treasury Bills 1.63% due 12/19/02@
 (cost $179,356) .....................................       180,000        179,356
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $1,009,865).........                    1,009,865
                                                                       ------------

REPURCHASE AGREEMENTS -- 0.7%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.7%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $311,007 and collateralized
 by $310,000 of United States Treasury Notes, bearing
 interest at 3.63%, due 3/31/04 and having an
 approximate value of $318,913 .......................       311,000        311,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ............................................        60,000         60,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $371,000)...........                      371,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $73,684,600)                                             98.9%   55,330,026
Other assets less liabilities --                                  1.1       597,792
                                                              -------  ------------
NET ASSETS --                                                   100.0% $ 55,927,818
                                                              =======  ============

-------------
+ Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
# Security represents an investment in an affiliated company.
ADR -- American Depository Receipt
(1) Fair valued security; see Note 2.
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                            VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                     EXPIRATION DATE   TRADE DATE   SEPTEMBER 30, 2002   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
       6 Long           S&P Barra Value Index           December 2002      $632,304         $586,650          $(45,654)
                                                                                                              ========

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 93.3%
                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.0%
APPAREL & TEXTILES -- 1.4%
Avery Dennison Corp. .............................       1,903  $   108,433
Cintas Corp. .....................................       4,671      195,808
Coach, Inc.+ .....................................       4,736      121,242
Columbia Sportswear Co.+ .........................         161        5,590
Foot Locker, Inc.+ ...............................         683        6,823
Gucci Group NV ...................................       1,100       92,851
Jones Apparel Group, Inc.+ .......................         131        4,022
Timberland Co., Class A+ .........................         250        7,920

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+ .......................         186        9,810
ArvinMeritor, Inc. ...............................          68        1,271
AutoZone, Inc.+ ..................................         928       73,182
Harley-Davidson, Inc. ............................       2,100       97,545
O'Reilly Automotive, Inc.+ .......................         440       12,593
Polaris Industries, Inc. .........................         294       18,228
Sonic Automotive, Inc.+ ..........................         224        3,965

HOUSING & HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp. .............................         983       41,217
D.R. Horton, Inc. ................................         265        4,934
Ethan Allen Interiors, Inc. ......................         229        7,411
Furniture Brands International, Inc.+ ............         418        9,593
La-Z-Boy, Inc. ...................................          55        1,276
Leggett & Platt, Inc. ............................         787       15,575
Lennar Corp. .....................................       1,645       91,758
Maytag Corp. .....................................       1,000       23,180
Mohawk Industries, Inc.+ .........................         656       32,570
NVR, Inc.+ .......................................          75       22,487

RETAIL -- 5.4%
99 Cents Only Stores+ ............................         535       11,075
Abercrombie & Fitch Co., Class A+ ................       1,096       21,558
Amazon.Com, Inc.+ ................................       2,438       38,837
American Eagle Outfitters, Inc.+ .................         619        7,465
Barnes & Noble, Inc.+ ............................         167        3,534
Bed Bath & Beyond, Inc.+ .........................      14,646      477,020
Big Lots, Inc.+ ..................................         820       12,981
BJ's Wholesale Club, Inc.+ .......................         912       17,337
Blockbuster, Inc., Class A .......................         168        4,166
Borders Group, Inc.+ .............................         109        1,722
CDW Computer Centers, Inc.+ ......................       2,260       95,734
Chico's FAS, Inc.+ ...............................         930       14,815
Circuit City Stores -- Circuit City Group ........         338        5,121
Circuit City Stores, Inc. -- Carmax+(1) ..........         314        5,040
CVS Corp. ........................................       1,400       35,490
Dollar General Corp. .............................       8,841      118,646

----------------
126

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Dollar Tree Stores, Inc.+ ........................       4,212  $    92,832
Family Dollar Stores, Inc. .......................       5,955      160,070
GameStop Corp.+ ..................................         158        3,231
Kohl's Corp.+ ....................................       1,000       60,810
Men's Wearhouse, Inc.+ ...........................       2,100       30,870
Michaels Stores, Inc.+ ...........................         853       38,982
MSC Industrial Direct Co., Inc., Class A+ ........         250        2,655
Petco Animal Supplies, Inc.+ .....................         192        4,164
PetSmart, Inc.+ ..................................       1,717       30,580
Pier 1 Imports, Inc. .............................         412        7,857
RadioShack Corp. .................................       2,231       44,754
Rent-A-Center, Inc.+ .............................         343       17,819
Rite Aid Corp.+ ..................................       2,060        4,326
Ross Stores, Inc. ................................       5,112      182,192
Staples, Inc.+ ...................................       7,394       94,569
Talbots, Inc. ....................................         291        8,148
Tiffany & Co. ....................................       5,130      109,936
TJX Cos., Inc. ...................................       7,000      119,000
Whole Foods Market, Inc.+ ........................         671       28,746
Williams-Sonoma, Inc.+ ...........................       5,344      126,279
Zale Corp.+ ......................................         112        3,378
                                                                -----------
                                                                  3,051,023
                                                                -----------

CONSUMER STAPLES -- 1.8%
FOOD, BEVERAGE & TOBACCO -- 1.5%
Brown-Forman Corp., Class B ......................         442       29,592
Bunge, Ltd. ......................................       9,000      217,800
Coca-Cola Enterprises, Inc. ......................       2,803       59,536
Constellation Brands, Inc., Class A+ .............         399        9,217
Dreyer's Grand Ice Cream, Inc. ...................         249       17,395
Hershey Foods Corp. ..............................         593       36,796
McCormick & Co., Inc. ............................         942       21,478
Pepsi Bottling Group, Inc. .......................       2,254       52,743
Performance Food Group Co.+ ......................         411       13,957
Tootsie Roll Industries, Inc. ....................       2,771       82,354
UST, Inc. ........................................       1,086       30,636

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Alberto-Culver Co., Class B ......................          33        1,618
Church & Dwight, Inc. ............................         286        9,481
Clorox Co. .......................................       1,065       42,792
Dial Corp. .......................................         637       13,670
Estee Lauder Cos., Inc., Class A .................         983       28,251
Newell Rubbermaid, Inc. ..........................         180        5,557
Scotts Co., Class A+ .............................          73        3,043
                                                                -----------
                                                                    675,916
                                                                -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
EDUCATION -- 1.1%
EDUCATION -- 1.1%
Apollo Group, Inc., Class A+ .....................       4,897  $   212,677
Career Education Corp.+ ..........................       1,176       56,457
Education Management Corp.+ ......................       1,612       71,363
ITT Educational Services, Inc.+ ..................       4,300       80,711
University of Phoenix Online+ ....................         198        6,366
                                                                -----------
                                                                    427,574
                                                                -----------

ENERGY -- 3.4%
ENERGY SERVICES -- 2.3%
BJ Services Co.+ .................................       6,212      161,512
Cooper Cameron Corp.+ ............................       1,947       81,307
Noble Energy, Inc. ...............................         410       13,928
Patterson-UTI Energy, Inc.+ ......................         860       21,939
Pride International, Inc.+ .......................         711        9,243
Rowan Cos., Inc. .................................         696       12,973
Smith International, Inc.+ .......................       5,002      146,609
Tidewater, Inc. ..................................         364        9,824
Valero Energy Corp. ..............................      10,900      288,523
Varco International, Inc.+ .......................         624       10,558
Weatherford International, Ltd.+ .................       1,800       66,852
Williams Cos., Inc. ..............................         493        1,114
XTO Energy, Inc. .................................         111        2,288

ENERGY SOURCES -- 1.2%
Amerada Hess Corp. ...............................         449       30,478
Apache Corp. .....................................       1,960      116,522
Burlington Resources, Inc. .......................         547       20,983
Devon Energy Corp. ...............................       1,700       82,025
Diamond Offshore Drilling, Inc. ..................       1,844       36,788
ENSCO International, Inc. ........................       1,567       39,238
FMC Technologies, Inc.+ ..........................         108        1,810
Forest Oil Corp.+ ................................         203        5,177
Grant Prideco, Inc.+ .............................       1,136        9,701
Halliburton Co. ..................................       2,794       36,070
Murphy Oil Corp. .................................         373       30,612
National-Oilwell, Inc.+ ..........................         653       12,655
Newfield Exploration Co.+ ........................         344       11,555
Ocean Energy, Inc. ...............................       1,599       31,900
Pioneer Natural Resources Co.+ ...................         251        6,087
Pogo Producing Co. ...............................         104        3,542
                                                                -----------
                                                                  1,301,813
                                                                -----------

FINANCE -- 10.3%
BANKS -- 2.3%
Boston Private Financial Holdings, Inc. ..........       3,300       70,290
City National Corp. ..............................       1,300       60,801
Commerce Bancorp, Inc. ...........................         746       30,966
Community First Bankshares, Inc. .................       3,700      103,156
Greater Bay Bancorp ..............................         105        1,910
Hudson United Bancorp ............................         169        4,495

----------------
128

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Investors Financial Services Corp. ...............       5,025  $   136,027
New York Community Bancorp, Inc. .................         455       12,817
North Fork Bancorp, Inc. .........................         525       19,866
Northern Trust Corp. .............................       1,600       60,320
Provident Financial Group, Inc. ..................         283        7,101
Silicon Valley Bancshares, Inc.+ .................       3,157       53,448
State Street Corp. ...............................       1,800       69,552
Synovus Financial Corp. ..........................       6,193      127,700
TCF Financial Corp. ..............................         588       24,890
UCBH Holdings, Inc. ..............................       2,000       78,700
Westamerica Bancorp. .............................          99        3,988

FINANCIAL SERVICES -- 4.0%
Affiliated Managers Group, Inc.+ .................         238       10,617
Allied Capital Corp. .............................       1,043       22,831
AmeriCredit Corp.+ ...............................         856        6,908
Amvescap, PLC ADR ................................       2,950       28,556
BlackRock, Inc.+ .................................         227        9,402
Capital One Financial Corp. ......................         700       24,444
Charles Schwab Corp. .............................       5,370       46,719
Concord EFS, Inc.+ ...............................       5,900       93,692
Doral Financial Corp. ............................         566       13,651
E*TRADE Group, Inc.+ .............................       1,695        7,543
Eaton Vance Corp. ................................       4,256      117,636
Equifax, Inc. ....................................       4,413       95,939
Federated Investors, Inc., Class B ...............       5,707      154,032
Franklin Resources, Inc. .........................       2,900       90,190
H&R Block, Inc. ..................................       2,356       98,976
Investment Technology Group, Inc.+ ...............       2,342       68,527
John Nuveen Co., Class A .........................         290        6,597
KPMG Consulting, Inc.+ ...........................       1,834       11,848
LaBranche & Co., Inc.+ ...........................       2,570       52,042
Legg Mason, Inc. .................................       2,373      100,995
Moody's Corp. ....................................       4,676      226,786
National Processing, Inc.+ .......................         104        1,767
Neuberger Berman, Inc. ...........................       2,166       58,374
Paypal, Inc.+ ....................................          76        1,589
Providian Financial Corp.+ .......................       1,332        6,527
Raymond James Financial, Inc. ....................       1,600       43,312
Stilwell Financial, Inc. .........................       2,536       30,609
T. Rowe Price Group, Inc. ........................         445       11,107
Waddell & Reed Financial, Inc., Class A ..........       3,935       69,492

INSURANCE -- 4.0%
ACE, Ltd. ........................................       8,800      260,568
AMBAC Financial Group, Inc.@ .....................       7,975      429,773
Arthur J. Gallagher & Co. ........................       3,609       88,962
Brown & Brown, Inc. ..............................         623       18,690
HCC Insurance Holdings, Inc. .....................         116        2,785
Markel Corp.+ ....................................          10        1,992
MBIA, Inc. .......................................       6,350      253,682
PMI Group, Inc. ..................................       2,300       62,583

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Radian Group, Inc. ...............................       3,000  $    97,980
St. Paul Cos., Inc. ..............................       5,700      163,704
Triad Guaranty, Inc.+ ............................       2,400       83,568
Willis Group Holdings, Ltd.+ .....................       2,100       70,329
                                                                -----------
                                                                  3,911,351
                                                                -----------

HEALTHCARE -- 27.4%
DRUGS -- 9.1%
Abgenix, Inc.+ ...................................         800        5,192
Allergan, Inc. ...................................       2,720      147,968
Amgen, Inc.+ .....................................       1,712       71,390
Amylin Pharmaceuticals, Inc.+ ....................      15,500      257,610
Andrx Corp.+ .....................................         812       17,986
Barr Laboratories, Inc.+ .........................         365       22,736
Biogen, Inc.+ ....................................       1,908       55,847
Caremark Rx, Inc.+ ...............................       2,851       48,467
Cephalon, Inc.+ ..................................       6,193      252,798
Charles River Laboratories International,
 Inc.+ ...........................................         569       22,333
Chiron Corp.+ ....................................       1,197       41,823
Express Scripts, Inc., Class A+ ..................       2,310      125,941
Forest Laboratories, Inc.+ .......................         700       57,407
Genzyme Corp.+ ...................................      10,061      207,357
Gilead Sciences, Inc.+ ...........................      21,209      711,138
ICN Pharmaceuticals, Inc. ........................         281        2,546
IDEC Pharmaceuticals Corp.+ ......................       4,047      168,031
Invitrogen Corp.+ ................................       1,394       47,494
IVAX Corp.+ ......................................       1,950       23,927
King Pharmaceuticals, Inc.+ ......................       3,184       57,853
Medicis Pharmaceutical Corp., Class A+ ...........         311       12,711
Millennium Pharmaceuticals, Inc.+ ................       5,460       50,887
Mylan Laboratories, Inc. .........................       1,507       49,339
Pharmaceutical Product Development, Inc.+ ........       6,804      131,589
Protein Design Labs, Inc.+ .......................       3,500       29,050
Serono SA ADR ....................................      42,500      512,975
Shionogi & Co., Ltd. .............................      20,000      215,879
Shire Pharmaceuticals Group, PLC ADR+ ............       2,910       72,081
SICOR, Inc.+ .....................................         874       13,294
Vertex Pharmaceuticals, Inc.+ ....................         658       12,166
Watson Pharmaceuticals, Inc.+ ....................         482       11,814

HEALTH SERVICES -- 8.5%
Accredo Health, Inc.+ ............................         390       18,586
AdvancePCS+ ......................................         946       21,313
AMN Healthcare Services, Inc.+ ...................         185        3,423
Anthem, Inc.+ ....................................       2,476      160,940
Cerner Corp.+ ....................................      10,371      365,163
Community Health Systems, Inc.+ ..................         459       12,223
Coventry Health Care, Inc.+ ......................         241        7,833
Diagnostic Products Corp. ........................         294       13,524
First Health Group Corp.+ ........................       1,300       35,256
Gambro AB, Class A ...............................      43,940      174,878

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Health Management Associates, Inc., Class A+ .....       3,100  $    62,682
Health Net, Inc.+ ................................         273        5,856
HEALTHSOUTH Corp.+ ...............................         369        1,531
Henry Schein, Inc.+ ..............................       1,649       86,985
IMS Health, Inc. .................................       8,411      125,913
Laboratory Corp. of America Holdings+ ............      25,427      858,924
LifePoint Hospitals, Inc.+ .......................         509       15,875
Lincare Holdings, Inc.+ ..........................       4,178      129,685
Manor Care, Inc.+ ................................         527       11,847
Mid Atlantic Medical Services, Inc.+ .............         607       21,973
Omnicare, Inc. ...................................         590       12,461
Orthodontic Centers of America, Inc.+ ............         549        5,874
Oxford Health Plans, Inc.+ .......................       1,125       43,808
Quest Diagnostics, Inc.+ .........................       2,162      133,028
Quintiles Transnational Corp.+ ...................         757        7,199
Renal Care Group, Inc.+ ..........................       2,481       81,600
Triad Hospitals, Inc.+ ...........................      13,491      511,983
Unilab Corp.+ ....................................         400        8,388
Universal Health Services, Inc., Class B+ ........         636       32,531
WebMD Corp.+ .....................................       1,939        9,792
Weight Watchers International, Inc.+ .............         319       13,832
Wellpoint Health Networks, Inc., Class A+ ........       3,465      253,984

MEDICAL PRODUCTS -- 9.8%
Advanced Medical Optics, Inc.+ ...................         305        2,901
Affymetrix, Inc.+ ................................         642       13,354
AmerisourceBergen Corp. ..........................       1,838      131,270
Amersham, PLC ....................................      20,464      171,738
Apogent Technologies, Inc.+ ......................       3,194       59,600
ArthroCare Corp.+ ................................       3,300       39,996
Beckman Coulter, Inc. ............................      12,852      497,372
Becton Dickinson & Co. ...........................       5,774      163,982
Biomet, Inc. .....................................       7,942      211,495
Biovail Corp.+ ...................................         200        4,938
C.R. Bard, Inc. ..................................       4,400      240,372
Celgene Corp.+ ...................................         974       16,402
CYTYC Corp.+ .....................................       1,576       16,895
DaVita, Inc.+ ....................................         999       23,576
DENTSPLY International, Inc. .....................       2,192       88,053
Edwards Lifesciences Corp.+ ......................         527       13,486
Guidant Corp.+ ...................................       2,500       80,775
Human Genome Sciences, Inc.+ .....................       3,169       38,218
McKesson Corp. ...................................      16,157      457,728
MedImmune, Inc.+ .................................       5,313      111,148
Medtronic, Inc. ..................................       1,124       47,343
Patterson Dental Co.+ ............................       2,241      114,694
ResMed, Inc.+ ....................................       1,200       34,320
Respironics, Inc.+ ...............................       1,600       51,216
Ribapharm, Inc.+ .................................         278        1,251
St. Jude Medical, Inc.+ ..........................      16,864      602,045
STERIS Corp.+ ....................................         848       21,124

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Stryker Corp.+ ...................................       3,524  $   202,982
Techne Corp.+ ....................................       1,700       55,743
Varian Medical Systems, Inc.+ ....................         877       37,702
Zimmer Holdings, Inc.+ ...........................       4,195      160,836
                                                                -----------
                                                                 10,419,074
                                                                -----------

INDUSTRIAL & COMMERCIAL -- 7.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Alliant Techsystems, Inc.+ .......................         411       28,462
ITT Industries, Inc. .............................       1,100       68,563
Rockwell Collins, Inc. ...........................       2,240       49,145
Titan Corp.+ .....................................         841        8,074

BUSINESS SERVICES -- 3.6%
Alliance Data Systems Corp.+ .....................         588        8,908
Allied Waste Industries, Inc.+ ...................       1,422       10,452
Applera Corp. ....................................       3,960       72,468
Catalina Marketing Corp.+ ........................       2,475       69,498
Convergys Corp.+ .................................       2,218       33,337
Copart, Inc.+ ....................................       2,063       22,384
Corinthian Colleges, Inc.+ .......................         800       30,192
CSG Systems International, Inc.+ .................         674        7,347
CUNO, Inc.+ ......................................       2,200       67,870
Deluxe Corp. .....................................         825       37,174
DeVry, Inc.+ .....................................       4,535       84,442
Donaldson Co., Inc. ..............................       2,740       94,064
Dun & Bradstreet Corp.+ ..........................         760       25,544
Fastenal Co. .....................................         757       23,906
Fiserv, Inc.+ ....................................       4,303      120,828
Fluor Corp. ......................................         167        4,081
Getty Images, Inc.+ ..............................         324        6,499
Harte-Hanks, Inc. ................................       4,630       86,164
Insituform Technologies, Inc., Class A+ ..........       2,200       31,570
Interpublic Group Cos., Inc. .....................       3,454       54,746
Iron Mountain, Inc.+ .............................       3,173       79,293
Jacobs Engineering Group, Inc.+ ..................         436       13,464
Manpower, Inc. ...................................       2,941       86,289
Pall Corp. .......................................          92        1,453
Paychex, Inc. ....................................       2,350       57,034
R.R. Donnelley & Sons Co. ........................         215        5,055
Robert Half International, Inc.+ .................       5,569       88,380
SOURCECORP, Inc.+ ................................       2,100       42,861
TMP Worldwide, Inc.+ .............................       3,085       27,765
United Rentals, Inc.+ ............................         145        1,224
WPP Group, PLC ADR ...............................       2,101       71,644

ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp.+ .................         287        2,744
American Standard Cos., Inc.+ ....................         654       41,607
Jabil Circuit, Inc.+ .............................       3,422       50,577
Littelfuse, Inc.+ ................................       2,400       40,368

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132
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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
Roper Industries, Inc. ...........................       1,800  $    62,100

MACHINERY -- 0.4%
AGCO Corp.+ ......................................         502       11,646
Flowserve Corp.+ .................................         629        6,290
Graco, Inc. ......................................         611       15,153
IDEX Corp. .......................................       1,500       42,825
Mettler-Toledo International, Inc.+ ..............         455       11,830
SPX Corp.+ .......................................         206       20,785
Stanley Works ....................................         562       18,361
Zebra Technologies Corp., Class A+ ...............         291       15,333

MULTI-INDUSTRY -- 0.6%
Aramark Corp., Class B+ ..........................         399        8,379
Danaher Corp. ....................................       2,236      127,117
Teleflex, Inc. ...................................         119        5,424
Viad Corp. .......................................       3,535       72,220

TRANSPORTATION -- 1.6%
C.H. Robinson Worldwide, Inc. ....................       3,364       90,895
easyJet, PLC+ ....................................      62,713      256,011
Expeditors International of Washington, Inc. .....       6,210      173,507
Swift Transportation Co., Inc.+ ..................         443        6,911
UTI Worldwide, Inc. ..............................       4,400       80,872
                                                                -----------
                                                                  2,681,135
                                                                -----------

INFORMATION & ENTERTAINMENT -- 13.2%
BROADCASTING & MEDIA -- 5.7%
Acxiom Corp.+ ....................................         720       10,210
Cablevision Systems New York Group, Class A+ .....          61          553
Cox Radio, Inc., Class A+ ........................       2,793       73,065
Cumulus Media, Inc., Class A+ ....................         190        3,354
Dow Jones & Co., Inc. ............................         420       16,132
E.W. Scripps Co., Class A ........................       3,247      225,017
Emmis Communications Corp., Class A+ .............       2,652       50,388
Entercom Communications Corp.+ ...................       7,219      341,964
Gemstar-TV Guide International, Inc.+ ............       1,446        3,644
Hispanic Broadcasting Corp.+ .....................       3,502       65,312
John Wiley & Sons, Inc., Class A .................         599       13,184
Lamar Advertising Co.+ ...........................       2,740       83,159
Lin TV Corp., Class A+ ...........................         132        3,267
Meredith Corp. ...................................       2,175       93,634
New York Times Co., Class A ......................       1,191       54,131
Omnicom Group, Inc. ..............................      11,500      640,320
Polycom, Inc.+ ...................................         974        6,613
Radio One, Inc., Class A+ ........................       4,300       71,638
Radio One, Inc., Class D+ ........................       2,702       44,556
Reader's Digest Assoc., Inc., Class A ............         367        5,744
Regent Communications, Inc.+ .....................       6,800       34,544
Salem Communications Corp., Class A+ .............       3,100       69,502
Scholastic Corp.+ ................................         205        9,159
Spanish Broadcasting System, Inc., Class A+ ......       6,800       44,540

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
UnitedGlobalCom, Inc., Class A+ ..................          78  $       128
Univision Communications, Inc., Class A+ .........       4,753      108,368
Westwood One, Inc.+ ..............................       2,984      106,678

ENTERTAINMENT PRODUCTS -- 1.4%
Callaway Golf Co. ................................         216        2,246
Harman International Industries, Inc. ............         341       17,647
International Game Technology+ ...................       1,155       79,857
Knight-Ridder, Inc. ..............................       4,400      248,204
Mattel, Inc. .....................................       9,135      164,521
Metro-Goldwyn-Mayer, Inc.+ .......................         289        3,454

LEISURE & TOURISM -- 6.1%
Applebee's International, Inc. ...................         717       15,717
Brinker International, Inc.+ .....................       1,155       29,915
Carnival Corp. ...................................       1,400       35,140
CBRL Group, Inc. .................................         111        2,533
CEC Entertainment, Inc.+ .........................         341       11,632
Cheesecake Factory, Inc.+ ........................       2,252       67,177
Darden Restaurants, Inc. .........................       2,222       53,861
Extended Stay America, Inc.+ .....................         216        2,743
GTECH Holdings Corp.+ ............................         482       11,963
Harrah's Entertainment, Inc.+ ....................       1,386       66,819
Hilton Hotels Corp. ..............................         863        9,821
Hotels.com, Class A+ .............................         123        6,221
International Speedway Corp., Class A ............         181        7,191
JetBlue Airways Corp.+ ...........................          22          887
Krispy Kreme Doughnuts, Inc.+ ....................         527       16,474
Mandalay Resort Group+ ...........................       5,058      169,696
Marriott International, Inc., Class A ............       2,822       81,810
MGM Mirage, Inc.+ ................................          51        1,902
Outback Steakhouse, Inc.+ ........................         413       11,349
Regal Entertainment Group+ .......................         108        1,922
Ruby Tuesday, Inc. ...............................         837       15,719
Ryanair Holdings, PLC ADR+ .......................      12,600      427,014
Sabre Holdings Corp.+ ............................       3,352       64,861
SkyWest, Inc. ....................................         435        5,699
Starbucks Corp.+ .................................       9,657      199,320
Starwood Hotels & Resorts Worldwide, Inc. ........       1,125       25,088
Station Casinos, Inc.+ ...........................       7,800      132,678
Ticketmaster, Class B+ ...........................         293        4,468
USA Interactive+ .................................      37,200      720,936
Wendy's International, Inc. ......................         818       27,084
Yum! Brands, Inc.+ ...............................       3,039       84,211
                                                                -----------
                                                                  5,006,584
                                                                -----------

INFORMATION TECHNOLOGY -- 19.0%
COMMUNICATION EQUIPMENT -- 0.3%
Marvell Technology Group, Ltd.+ ..................       1,600       25,360
Network Appliance, Inc.+ .........................       6,309       46,245
Symbol Technologies, Inc. ........................       6,617       50,752

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
COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES -- 3.0%
Affiliated Computer Services, Inc., Class A+ .....       3,540  $   150,627
Autodesk, Inc. ...................................         419        5,309
BARRA, Inc.+ .....................................       1,350       36,882
BISYS Group, Inc.+ ...............................      11,912      199,050
Ceridian Corp.+ ..................................       1,486       21,176
Certegy, Inc.+ ...................................       2,551       51,275
Computer Associates International, Inc. ..........         714        6,854
Computer Sciences Corp.+ .........................         207        5,753
DST Systems, Inc.+ ...............................       3,137       92,447
FactSet Research Systems, Inc. ...................       2,000       53,100
Fair, Isaac & Co., Inc. ..........................         644       21,059
Global Payments, Inc. ............................         441       11,290
i2 Technologies, Inc.+ ...........................       1,947        1,012
Network Associates, Inc.+ ........................       5,185       55,117
Perot Systems Corp., Class A+ ....................         841        7,821
Reynolds & Reynolds Co., Class A .................         880       19,747
SunGard Data Systems, Inc.+ ......................       6,818      132,610
Symantec Corp.+ ..................................       5,251      176,591
Synopsys, Inc.+ ..................................       1,870       71,340
Unisys Corp.+ ....................................         702        4,914
VeriSign, Inc.+ ..................................       3,222       16,271

COMPUTER SOFTWARE -- 6.5%
Activision, Inc.+ ................................         702       16,799
Adobe Systems, Inc. ..............................       5,954      113,721
Advent Software, Inc.+ ...........................         415        4,752
BMC Software, Inc.+ ..............................       4,217       55,116
Check Point Software Technologies, Ltd.+ .........       2,750       37,785
CheckFree Corp.+ .................................         414        4,711
ChoicePoint, Inc.+ ...............................       4,727      168,470
Citrix Systems, Inc.+ ............................       2,050       12,361
Compuware Corp.+ .................................       1,895        5,780
Electronic Arts, Inc.+ ...........................      11,549      761,772
Intuit, Inc.+ ....................................      18,241      830,513
J.D. Edwards & Co.+ ..............................       1,289       11,923
Mercury Interactive Corp.+ .......................       3,092       53,059
National Instruments Corp.+ ......................       1,886       41,284
NetIQ Corp.+ .....................................       1,128       16,356
NVIDIA Corp.+ ....................................       2,953       25,278
Oracle Corp.+ ....................................       2,300       18,078
PeopleSoft, Inc.+ ................................       3,932       48,639
Pixar, Inc.+ .....................................         236       11,352
Rational Software Corp.+ .........................       1,933        8,351
SEI Investments Co. ..............................       3,973       94,875
Siebel Systems, Inc.+ ............................       6,808       39,146
Sybase, Inc.+ ....................................         547        6,356
Total System Services, Inc. ......................         479        6,299
VERITAS Software Corp.+ ..........................       6,154       90,279

COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
Arrow Electronics, Inc.+ .........................         302        3,814
Brocade Communications Systems, Inc.+ ............      46,500      350,145

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Cadence Design Systems, Inc.+ ....................       5,400  $    54,918
Diebold, Inc. ....................................       1,400       46,088
Henry (Jack) & Associates, Inc. ..................         877       10,901
Herman Miller, Inc. ..............................         979       17,387
HON Industries, Inc. .............................          87        2,214
Ingram Micro, Inc., Class A+ .....................         305        4,057
Lexmark International, Inc., Class A+ ............       2,367      111,249
Millipore Corp. ..................................       1,123       35,700
Pitney Bowes, Inc. ...............................       1,867       56,925
Storage Technology Corp.+ ........................         260        2,733
Western Digital Corp.+ ...........................      36,500      171,550

ELECTRONICS -- 5.1%
Advanced Micro Devices, Inc.+ ....................       1,364        7,284
Agere Systems, Inc., Class B+ ....................      11,571       11,455
Altera Corp.+ ....................................       9,531       82,634
Amkor Technology, Inc.+ ..........................         711        1,706
Amphenol Corp., Class A+ .........................         259        8,029
Analog Devices, Inc.+ ............................       2,500       49,250
Applied Micro Circuits Corp.+ ....................       6,024       17,229
Atmel Corp.+ .....................................       3,678        3,869
Broadcom Corp., Class A+ .........................       3,043       32,499
Celestica, Inc.+ .................................         600        7,860
Conexant Systems, Inc.+ ..........................       1,660        1,843
Cree, Inc.+ ......................................       1,200       15,000
Cymer, Inc.+ .....................................         433        8,071
Cypress Semiconductor Corp.+ .....................       1,218        7,990
Emulex Corp.+ ....................................      21,634      243,599
Energizer Holdings, Inc.+ ........................         154        4,682
Fairchild Semiconductor International, Inc., Class
 A+ ..............................................       1,388       13,144
Fisher Scientific International, Inc.+ ...........         700       21,245
Gentex Corp.+ ....................................         972       26,409
Integrated Circuit Systems, Inc.+ ................         610        9,577
Integrated Device Technology, Inc.+ ..............         687        7,172
International Rectifier Corp.+ ...................         709       11,074
Intersil Corp., Class A+ .........................       2,990       38,750
KLA-Tencor Corp.+ ................................       4,324      120,812
L-3 Communications Holdings, Inc.+ ...............         881       46,429
Lam Research Corp.+ ..............................       2,634       23,443
Lattice Semiconductor Corp.+ .....................       3,800       23,636
Linear Technology Corp. ..........................       2,600       53,872
LSI Logic Corp.+ .................................       2,376       15,088
Maxim Integrated Products, Inc.+ .................       3,546       87,799
Micrel, Inc.+ ....................................       3,201       19,718
Microchip Technology, Inc.+ ......................       6,308      128,999
Microsemi Corp.+ .................................       1,200        6,732
MKS Instruments, Inc.+ ...........................         288        3,145
Molex, Inc. ......................................       1,434       33,728
Molex, Inc., Class A .............................       2,275       47,773
National Semiconductor Corp.+ ....................       3,442       41,097
Novellus Systems, Inc.+ ..........................       3,117       64,865

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136

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
PerkinElmer, Inc. ................................         575  $     3,134
PMC-Sierra, Inc.+ ................................       2,136        8,288
QLogic Corp.+ ....................................      10,327      268,915
Sanmina-SCI Corp.+ ...............................       3,610       10,000
Semtech Corp.+ ...................................       2,982       28,925
Solectron Corp.+ .................................       5,280       11,141
Tech Data Corp.+ .................................         209        5,518
Technitrol, Inc. .................................       3,300       49,335
Tektronix, Inc.+ .................................         206        3,384
Teradyne, Inc.+ ..................................       1,837       17,635
Thermo Electron Corp.+ ...........................         644       10,388
Vishay Intertechnology, Inc.+ ....................         460        4,048
Waters Corp.+ ....................................       4,390      106,457
Xilinx, Inc.+ ....................................       3,400       53,849

INTERNET CONTENT -- 0.6%
CNET Networks, Inc.+ .............................       3,600        3,960
eBay, Inc.+ ......................................       2,200      116,182
Expedia, Inc., Class A+ ..........................         126        6,382
Internet Security Systems, Inc.+ .................       2,900       35,728
Yahoo!, Inc.+ ....................................       5,017       48,013

INTERNET SOFTWARE -- 0.1%
BEA Systems, Inc.+ ...............................       6,829       35,374
Macromedia, Inc.+ ................................         600        4,638
RealNetworks, Inc.+ ..............................         955        3,448

TELECOMMUNICATIONS -- 1.1%
Adaptec, Inc.+ ...................................         680        2,999
ADC Telecommunications, Inc.+ ....................       4,152        4,775
Advanced Fibre Communication, Inc.+ ..............         550        7,298
America Movil SA de CV ADR .......................       2,300       27,784
Avaya, Inc.+ .....................................         599          857
CIENA Corp.+ .....................................       2,795        8,301
Citizens Communications Co.+ .....................       1,685       11,424
Comverse Technology, Inc.+ .......................       1,201        8,395
Corning, Inc.+ ...................................       5,293        8,469
Harris Corp. .....................................         412       13,798
JDS Uniphase Corp.+ ..............................      24,172       47,087
Juniper Networks, Inc.+ ..........................       3,263       15,662
Level 3 Communications, Inc.+ ....................       4,129       16,062
Newport Corp.+ ...................................       3,100       34,968
Nextel Communications, Inc., Class A+ ............       7,703       58,158
PanAmSat Corp.+ ..................................         193        3,349
Qwest Communications International, Inc.+ ........       8,718       19,877
RF Micro Devices, Inc.+ ..........................       1,840       11,040
Sprint Corp. (PCS Group)+ ........................       9,116       17,867
Tellabs, Inc.+ ...................................       2,375        9,666
UTStarcom, Inc.+ .................................         802       12,246
Valassis Communications, Inc.+ ...................       2,500       87,675
WebEx Communications, Inc.+ ......................         500        5,595

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

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
West Corp.+ ......................................         239  $     3,344
                                                                -----------
                                                                  7,232,283
                                                                -----------

MATERIALS -- 1.5%
CHEMICALS -- 0.8%
Cabot Corp. ......................................         106        2,226
Ecolab, Inc. .....................................       4,556      190,122
International Flavors & Fragrances, Inc. .........         414       13,186
OM Group, Inc. ...................................          44        1,883
Sigma-Aldrich Corp. ..............................         173        8,524
Symyx Technologies, Inc.+ ........................       1,700       17,969
Valspar Corp. ....................................       2,407       89,781

FOREST PRODUCTS -- 0.3%
Delta & Pine Land Co. ............................       2,500       46,850
Sealed Air Corp.+ ................................       3,079       52,004

METALS & MINERALS -- 0.4%
Ball Corp. .......................................         159        8,012
Freeport-McMoRan Copper & Gold, Inc., Class B+ ...         939       12,639
Newmont Mining Corp. .............................       3,938      108,334
Shaw Group, Inc.+ ................................         327        4,644
Vulcan Materials Co. .............................          73        2,640
                                                                -----------
                                                                    558,814
                                                                -----------

REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.4%
Catellus Development Corp.+ ......................         817       15,074
Jones Lang LaSalle, Inc.+ ........................       3,900       80,184
St. Joe Co. ......................................         397       10,957
Trammell Crow Co.+ ...............................       4,900       48,314

REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Rouse Co. ........................................         157        5,016
                                                                -----------
                                                                    159,545
                                                                -----------

UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.0%
AES Corp.+ .......................................       2,130        5,347
Calpine Corp.+ ...................................       1,360        3,359
Mirant Corp.+ ....................................         820        1,812

GAS & PIPELINE UTILITIES -- 0.1%
CONSOL Energy, Inc. ..............................         278        3,519
Kinder Morgan, Inc. ..............................         711       25,205
                                                                -----------
                                                                     39,242
                                                                -----------
TOTAL COMMON STOCK (cost $42,658,246).............               35,464,354
                                                                -----------

----------------
138

EXCHANGE TRADED FUNDS -- 0.8%                       PRINCIPAL
                                                      AMOUNT       VALUE
---------------------------------------------------------------------------
FINANCE -- 0.8%
FINANCIAL SERVICES -- 0.8%
iShares Russell Midcap Growth Index Fund
 (cost $354,167)..................................  $    6,800  $   323,884
                                                                -----------
TOTAL INVESTMENT SECURITIES (cost $43,012,413)....               35,788,238
                                                                -----------

SHORT-TERM SECURITIES -- 0.4%
---------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.1%
T. Rowe Price Reserve Investment Fund 1.87% due
 9/30/02 (cost $38,431)...........................      38,431       38,431
                                                                -----------
U.S. GOVERNMENT AGENCIES -- 0.3%
United States Treasury Bills 1.63% due 12/19/02(2)
 (cost $99,642)...................................     100,000       99,642
                                                                -----------
TOTAL SHORT-TERM SECURITIES (cost $138,073).......                  138,073
                                                                -----------

REPURCHASE AGREEMENTS -- 4.3%
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.3%
Agreement with State Street Bank & Trust Co.,
 bearing interest at .85%, dated 9/30/02, to be
 repurchased 10/1/02 in the amount of $338,008 and
 collateralized by $340,000 of United States
 Treasury Notes, bearing interest at 3.63%, due
 03/31/04 and having an approximate value of
 $349,775.........................................     338,000      338,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3).........................................   1,300,000    1,300,000
                                                                -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,638,000).....                1,638,000
                                                                -----------

TOTAL INVESTMENTS --
  (cost $44,788,486)                               98.8%   37,564,311
Other assets less liabilities --                    1.2       461,000
                                                 ------  ------------
NET ASSETS --                                     100.0% $ 38,025,311
                                                 ======  ============

-------------
+ Non-income producing securities
ADR -- American Depository Receipt
(1) When-issued security
(2) The security or a portion thereof represents collateral for a when-issued security.
@ The security or a portion thereof represents collateral for the following open future contracts.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
      NUMBER OF                                  EXPIRATION      VALUE AT        VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                 DATE        TRADE DATE   SEPTEMBER 30, 2002    DEPRECIATION
---------------------------------------------------------------------------------------------------------------
          2             S&P MidCap 400 Index    December 2002    $440,715         $407,850           $(32,865)
                                                                                                     ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------
                        CONTRACT TO         IN         DELIVERY    GROSS UNREALIZED
                          DELIVER      EXCHANGE FOR      DATE        DEPRECIATION
-----------------------------------------------------------------------------------
         SEK            181,319 USD       19,542      10/03/2002         $(15)
                                                                         ====

-------------

SEK  -- Swedish Krona
USD  -- United States Dollar

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 94.3%
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.8%
APPAREL & TEXTILES -- 2.2%
Avery Dennison Corp. .................................         395  $    22,507
Columbia Sportswear Co.+ .............................          10          347
Foot Locker, Inc.+ ...................................      45,759      457,132
Jones Apparel Group, Inc.+ ...........................      11,359      348,721
Liz Claiborne, Inc. ..................................       1,543       38,498
Polo Ralph Lauren Corp.+ .............................         444        9,226
Reebok International, Ltd.+ ..........................         715       17,911
Tommy Hilfiger Corp.+ ................................      36,400      340,340
V.F. Corp. ...........................................       1,227       44,148

AUTOMOTIVE -- 3.3%
American Axle & Manufacturing Holdings, Inc.+ ........         382        9,542
ArvinMeritor, Inc. ...................................         911       17,036
Autoliv, Inc. ........................................       1,418       29,892
AutoNation, Inc.+ ....................................       2,875       33,120
BorgWarner, Inc. .....................................         384       19,062
Cooper Tire & Rubber Co. .............................         929       14,994
Dana Corp. ...........................................      32,350      423,138
Delphi Corp. .........................................       8,110       69,341
Genuine Parts Co. ....................................      19,921      610,380
Goodyear Tire & Rubber Co. ...........................      19,960      177,444
Lear Corp.+ ..........................................       4,054      168,849
Navistar International Corp.+ ........................         787       17,062
O'Reilly Automotive, Inc.+ ...........................          78        2,232
PACCAR, Inc. .........................................       1,575       53,219
Pennzoil-Quaker State Co. ............................       1,163       25,551
Ryder System, Inc. ...................................       4,206      104,856
Sonic Automotive, Inc.+ ..............................         136        2,407
TRW, Inc. ............................................       1,528       89,464
Visteon Corp. ........................................       6,061       57,398

HOUSING & HOUSEHOLD DURABLES -- 1.1%
Black & Decker Corp. .................................          59        2,474
Centex Corp. .........................................         886       39,294
D.R. Horton, Inc. ....................................       7,809      145,404
Ethan Allen Interiors, Inc. ..........................         209        6,763
Furniture Brands International, Inc.+ ................         249        5,715
KB HOME ..............................................         628       30,672
La-Z-Boy, Inc. .......................................         681       15,799
Leggett & Platt, Inc. ................................      17,046      337,340
Lennar Corp. .........................................         721       40,217
Ryland Group, Inc. ...................................         394       14,645
Toll Brothers, Inc.+ .................................         652       14,174

RETAIL -- 6.2%
Albertson's, Inc. ....................................       8,600      207,776
American Eagle Outfitters, Inc.+ .....................          83        1,001

----------------
140

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Barnes & Noble, Inc.+ ................................         460  $     9,734
Big Lots, Inc.+ ......................................      25,353      401,338
Blockbuster, Inc., Class A ...........................         256        6,349
Borders Group, Inc.+ .................................       1,057       16,700
Circuit City Stores -- Circuit City Group ............       2,654       40,208
Circuit City Stores, Inc. -- Carmax+ .................         179        2,873
Dillard's, Inc., Class A .............................       1,009       20,362
Federated Department Stores, Inc.+ ...................      11,798      347,333
GameStop Corp.+ ......................................          87        1,779
J.C. Penney Co., Inc. ................................      29,272      466,010
May Department Stores Co. ............................       4,164       94,814
Monsanto Co. .........................................      13,859      211,904
Neiman Marcus Group, Inc., Class A+ ..................         523       13,729
Nordstrom, Inc. ......................................       1,369       24,560
Office Depot, Inc.+ ..................................      24,861      306,785
Payless ShoeSource, Inc.+ ............................       5,800      313,258
Pier 1 Imports, Inc. .................................         915       17,449
Rent-A-Center, Inc.+ .................................          23        1,195
Rite Aid Corp.+ ......................................       3,519        7,390
Ross Stores, Inc. ....................................       7,835      279,239
Saks, Inc.+ ..........................................       1,747       18,396
SUPERVALU, Inc. ......................................       1,933       31,218
Talbots, Inc. ........................................          28          784
TJX Cos., Inc. .......................................      11,588      196,996
Toys "R" Us, Inc.+ ...................................       7,416       75,495
W.W. Grainger, Inc. ..................................      10,827      460,689
Winn-Dixie Stores, Inc. ..............................         936       12,280
Zale Corp.+ ..........................................         354       10,677
                                                                    -----------
                                                                      7,454,635
                                                                    -----------

CONSUMER STAPLES -- 4.4%
FOOD, BEVERAGE & TOBACCO -- 2.9%
Adolph Coors Co., Class B ............................         401       22,576
Archer-Daniels-Midland Co. ...........................      41,738      522,142
Coca-Cola Enterprises, Inc. ..........................         213        4,524
ConAgra Foods, Inc. ..................................      13,695      340,321
Constellation Brands, Inc., Class A+ .................         626       14,461
Dean Foods Co.+ ......................................       1,302       51,794
Dole Food Co., Inc. ..................................         607       17,621
Hershey Foods Corp. ..................................         693       43,001
Hormel Foods Corp. ...................................       1,080       23,631
Interstate Bakeries Corp. ............................       4,012      106,599
Lancaster Colony Corp. ...............................         408       17,185
Loews Corp. -- Carolina Group ........................         377        7,091
McCormick & Co., Inc. ................................         953       21,728
PepsiAmericas, Inc. ..................................       1,226       17,409
Performance Food Group Co.+ ..........................         169        5,739
R.J. Reynolds Tobacco Holdings, Inc. .................       1,329       53,585
Smithfield Foods, Inc.+ ..............................       1,602       25,152
Tyson Foods, Inc., Class A ...........................       3,253       37,832

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
UST, Inc. ............................................      12,416  $   350,255

HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
Alberto-Culver Co., Class B ..........................         479       23,485
American Greetings Corp., Class A ....................       1,011       16,277
Church & Dwight, Inc. ................................         214        7,094
Clorox Co. ...........................................       1,234       49,582
Dial Corp. ...........................................         659       14,142
Estee Lauder Cos., Inc., Class A .....................       4,156      119,444
Fortune Brands, Inc. .................................       2,173      102,761
Newell Rubbermaid, Inc. ..............................      16,165      499,014
Scotts Co., Class A+ .................................         206        8,588
Whirlpool Corp. ......................................         929       42,604
                                                                    -----------
                                                                      2,565,637
                                                                    -----------

ENERGY -- 10.0%
ENERGY SERVICES -- 4.5%
Cooper Cameron Corp.+ ................................          47        1,963
Halliburton Co. ......................................      43,652      563,547
Noble Corp.+ .........................................       8,340      258,540
Noble Energy, Inc. ...................................         357       12,127
Patterson-UTI Energy, Inc.+ ..........................          52        1,327
Pride International, Inc.+ ...........................      31,601      410,813
Rowan Cos., Inc. .....................................         573       10,681
SCANA Corp. ..........................................       1,515       39,420
Sempra Energy ........................................       2,620       51,483
Southwest Gas Corp. ..................................      15,000      333,750
Sunoco, Inc. .........................................         970       29,255
TECO Energy, Inc. ....................................      20,732      329,224
Tidewater, Inc. ......................................         348        9,393
Unocal Corp. .........................................       3,539      111,089
Valero Energy Corp. ..................................       1,462       38,699
Varco International, Inc.+ ...........................         431        7,293
Vectren Corp. ........................................         980       21,560
Weatherford International, Ltd.+ .....................       6,235      231,568
Williams Cos., Inc. ..................................       6,364       14,383
Wisconsin Energy Corp. ...............................       1,668       40,532
Xcel Energy, Inc. ....................................       5,736       53,402
XTO Energy, Inc. .....................................       1,549       31,925

ENERGY SOURCES -- 5.5%
Amerada Hess Corp. ...................................         508       34,483
Apache Corp. .........................................       5,688      338,152
Burlington Resources, Inc. ...........................       2,291       87,883
Devon Energy Corp. ...................................       2,088      100,746
Diamond Offshore Drilling, Inc. ......................         284        5,666
ENSCO International, Inc. ............................         237        5,934
EOG Resources, Inc. ..................................      14,379      517,069
FMC Technologies, Inc.+ ..............................         728       12,201
Forest Oil Corp.+ ....................................         221        5,635
Helmerich & Payne, Inc. ..............................         722       24,714

----------------
142

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Kerr-McGee Corp. .....................................      11,551  $   501,775
Marathon Oil Corp. ...................................       4,481      101,629
Murphy Oil Corp. .....................................       3,822      313,672
National-Oilwell, Inc.+ ..............................         431        8,353
Newfield Exploration Co.+ ............................         264        8,868
Ocean Energy, Inc. ...................................      26,221      523,109
Peabody Energy Corp. .................................         328        8,364
Pioneer Natural Resources Co.+ .......................      23,988      581,709
Pogo Producing Co. ...................................         637       21,696
Premcor, Inc.+ .......................................         260        4,079
Reliant Resources, Inc.+ .............................         717        1,255
                                                                    -----------
                                                                      5,808,966
                                                                    -----------

FINANCE -- 17.9%
BANKS -- 7.2%
AmSouth Bancorp ......................................       5,232      108,512
Associated Banc-Corp. ................................       1,100       34,903
BancorpSouth, Inc. ...................................       1,175       23,148
Bank of Hawaii Corp. .................................       1,056       29,462
Banknorth Group, Inc. ................................      10,742      255,122
BOK Financial Corp.+ .................................         205        6,663
Charter One Financial, Inc. ..........................      11,759      349,476
Citizens Banking Corp. ...............................         650       15,711
City National Corp. ..................................         579       27,080
Colonial BancGroup, Inc. .............................       1,739       21,564
Comerica, Inc. .......................................       6,404      308,801
Commerce Bancshares, Inc. ............................         848       33,131
Compass Bancshares, Inc. .............................       1,846       54,439
Cullen/Frost Bankers, Inc. ...........................         741       25,305
Downey Financial Corp. ...............................         309       10,583
F.N.B. Corp. .........................................         633       17,737
First Midwest Bancorp, Inc. ..........................         701       18,829
First Tennessee National Corp. .......................       1,834       63,585
First Virginia Banks, Inc. ...........................       1,038       38,717
FirstMerit Corp. .....................................       1,230       26,347
Fulton Financial Corp. ...............................       1,493       28,068
Golden State Bancorp, Inc. ...........................       1,045       33,774
Greater Bay Bancorp ..................................         548        9,968
Greenpoint Financial Corp. ...........................       6,906      288,256
Hibernia Corp., Class A ..............................       2,316       46,297
Hudson City Bancorp, Inc. ............................       1,077       17,480
Hudson United Bancorp ................................         468       12,449
Huntington Bancshares, Inc. ..........................       3,577       65,066
Independence Community Bank Corp. ....................         749       18,792
KeyCorp ..............................................      16,324      407,610
M & T Bank Corp. .....................................       3,422      269,688
Marshall & Ilsley Corp. ..............................       1,535       42,811
Mercantile Bankshares Corp. ..........................       1,011       38,590
National Commerce Financial Corp. ....................       2,985       74,774
New York Community Bancorp, Inc. .....................       1,038       29,240

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
North Fork Bancorp, Inc. .............................       1,773  $    67,090
Old National Bancorp. ................................         885       22,001
Park National Corp. ..................................         175       16,398
Peoples Bank .........................................         358        8,030
Popular, Inc. ........................................       1,976       62,442
Provident Financial Group, Inc. ......................         305        7,652
Regions Financial Corp. ..............................       3,318      108,399
Roslyn Bancorp, Inc. .................................       1,064       18,524
Silicon Valley Bancshares, Inc.+ .....................         601       10,175
Sky Financial Group, Inc. ............................       1,008       20,069
SouthTrust Corp. .....................................      14,347      347,915
Sovereign Bancorp, Inc. ..............................       3,768       48,607
TCF Financial Corp. ..................................         444       18,795
Trustmark Corp. ......................................         630       14,440
Union Planters Corp. .................................       1,955       53,684
UnionBanCal Corp. ....................................         735       30,877
Valley National Bancorp ..............................       1,373       36,522
Washington Federal, Inc. .............................         919       20,507
Webster Financial Corp. ..............................         707       23,741
Westamerica Bancorp. .................................         371       14,944
Whitney Holding Corp. ................................         576       18,478
Wilmington Trust Corp. ...............................      10,969      317,223
Zions Bancorp. .......................................       1,328       57,808

FINANCIAL SERVICES -- 2.3%
A.G. Edwards, Inc. ...................................       1,166       37,289
Affiliated Managers Group, Inc.+ .....................          62        2,766
Allied Capital Corp. .................................         298        6,523
Allmerica Financial Corp. ............................         767        9,204
AmeriCredit Corp.+ ...................................         276        2,227
Astoria Financial Corp. ..............................       1,219       29,743
Bear Stearns Cos., Inc. ..............................       4,120      232,368
Capitol Federal Financial ............................         324        7,177
Countrywide Credit Industries, Inc. ..................       9,038      426,142
Doral Financial Corp. ................................         213        5,142
E*TRADE Group, Inc.+ .................................       2,175        9,679
Equifax, Inc. ........................................         159        3,457
IndyMac Bancorp, Inc.+ ...............................         877       16,900
Instinet Group, Inc.+ ................................         601        1,863
Interactive Data Corp.+ ..............................         499        6,113
LaBranche & Co., Inc.+ ...............................         603       12,211
Legg Mason, Inc. .....................................         397       16,896
Neuberger Berman, Inc. ...............................          55        1,482
Principal Financial Group, Inc.+ .....................       7,250      189,805
Providian Financial Corp.+ ...........................       2,304       11,290
Raymond James Financial, Inc. ........................         563       15,240
Stilwell Financial, Inc. .............................       2,847       34,363
Student Loan Corp. ...................................          58        5,248
T. Rowe Price Group, Inc. ............................       8,990      224,390

----------------
144

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 8.4%
21st Century Insurance Group# ........................         462  $     4,763
Alleghany Corp.+ .....................................          82       15,539
AMBAC Financial Group, Inc. ..........................       2,831      152,563
American Financial Group, Inc. .......................         436       10,037
American National Insurance Co. ......................         149       10,282
AmerUs Group Co. .....................................         585       16,591
Aon Corp. ............................................       3,448       70,650
Cincinnati Financial Corp. ...........................       1,993       70,911
CNA Financial Corp.+ .................................         362        9,050
Erie Indemnity Co., Class A ..........................         332       13,831
Everest Re Group, Ltd. ...............................       8,300      455,338
Fidelity National Financial, Inc. ....................       1,383       39,734
First American Corp. .................................       1,034       21,125
HCC Insurance Holdings, Inc. .........................         769       18,464
Jefferson-Pilot Corp. ................................       2,173       87,137
Leucadia National Corp. ..............................         521       17,714
Lincoln National Corp. ...............................       2,706       82,668
Loews Corp. ..........................................       1,939       83,164
Markel Corp.+ ........................................         112       22,308
MBIA, Inc. ...........................................       2,137       85,373
Mercury General Corp. ................................         374       16,007
MGIC Investment Corp. ................................       1,318       53,814
MONY Group, Inc. .....................................         651       16,060
Nationwide Financial Services, Inc., Class A .........         299        7,983
Old Republic International Corp. .....................       1,727       49,012
PartnerRe, Ltd.@ .....................................      18,865      908,916
Phoenix Cos., Inc. ...................................       1,450       19,749
PMI Group, Inc. ......................................         652       17,741
Protective Life Corp. ................................         993       30,555
Radian Group, Inc. ...................................       1,300       42,458
Reinsurance Group of America, Inc. ...................         248        6,408
RenaissanceRe Holdings, Ltd ..........................       9,657      364,938
SAFECO Corp. .........................................      17,749      564,063
St. Paul Cos., Inc. ..................................      10,014      287,602
StanCorp Financial Group, Inc. .......................         429       22,694
Torchmark Corp. ......................................       1,757       60,195
Transatlantic Holdings, Inc.# ........................         304       20,201
Unitrin, Inc. ........................................         670       20,569
UnumProvident Corp. ..................................       3,515       71,530
W.R. Berkley Corp. ...................................         546       18,564
Wesco Financial Corp. ................................          16        4,920
Willis Group Holdings, Ltd.+ .........................      12,217      409,147
XL Capital, Ltd., Class A ............................       7,700      565,950
                                                                    -----------
                                                                     10,370,135
                                                                    -----------

HEALTHCARE -- 5.5%
DRUGS -- 2.2%
Caremark Rx, Inc.+ ...................................      30,500      518,500
Genzyme Corp.+ .......................................         399        8,223
ICN Pharmaceuticals, Inc. ............................         881        7,982

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
ICOS Corp.+ ..........................................         750  $    15,727
Invitrogen Corp.+ ....................................         432       14,718
Medicis Pharmaceutical Corp., Class A+ ...............         102        4,169
Millennium Pharmaceuticals, Inc.+ ....................       1,762       16,422
Mylan Laboratories, Inc. .............................      20,201      661,381
SICOR, Inc.+ .........................................         115        1,749
Vertex Pharmaceuticals, Inc.+ ........................       1,041       19,248
Watson Pharmaceuticals, Inc.+ ........................         919       22,525

HEALTH SERVICES -- 2.0%
Aetna, Inc. ..........................................       2,111       75,595
Anthem, Inc.+ ........................................         378       24,570
Community Health Systems, Inc.+ ......................         210        5,592
Coventry Health Care, Inc.+ ..........................         287        9,328
Health Net, Inc.+ ....................................      20,470      439,082
HEALTHSOUTH Corp.+ ...................................       5,289       21,949
Henry Schein, Inc.+ ..................................         195       10,286
Humana, Inc.+ ........................................       2,448       30,355
Manor Care, Inc.+ ....................................       9,693      217,899
Omnicare, Inc. .......................................         526       11,109
Orthodontic Centers of America, Inc.+ ................          39          417
Quintiles Transnational Corp.+ .......................         859        8,169
Renal Care Group, Inc.+ ..............................         181        5,953
Triad Hospitals, Inc.+ ...............................         502       19,051
Universal Health Services, Inc., Class B+ ............       5,474      279,995
WebMD Corp.+ .........................................       2,181       11,014

MEDICAL PRODUCTS -- 1.3%
AmerisourceBergen Corp. ..............................         346       24,711
Apogent Technologies, Inc.+ ..........................         675       12,596
Bausch & Lomb, Inc. ..................................         722       23,949
Becton Dickinson & Co. ...............................       3,203       90,965
Boston Scientific Corp.+ .............................      15,300      482,868
C.R. Bard, Inc. ......................................         761       41,574
Edwards Lifesciences Corp.+ ..........................         262        6,705
Hillenbrand Industries, Inc. .........................         747       40,562
Human Genome Sciences, Inc.+ .........................         871       10,504
McKesson Corp. .......................................         607       17,196
Ribapharm, Inc.+ .....................................          76          342
STERIS Corp.+ ........................................          51        1,270
                                                                    -----------
                                                                      3,214,250
                                                                    -----------

INDUSTRIAL & COMMERCIAL -- 8.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Goodrich Corp. .......................................       1,393       26,300
ITT Industries, Inc. .................................       1,199       74,734
Rockwell Automation, Inc. ............................       2,363       38,446
Rockwell Collins, Inc. ...............................       9,675      212,269
Textron, Inc. ........................................       1,710       58,311
Titan Corp.+ .........................................         112        1,075

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

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 1.3%
Alliance Data Systems Corp.+ .........................         203  $     3,076
Allied Waste Industries, Inc.+ .......................         321        2,359
Applera Corp. ........................................         184        3,367
Donaldson Co., Inc. ..................................         182        6,248
Dun & Bradstreet Corp.+ ..............................         217        7,294
Eastman Kodak Co. ....................................       4,221      114,980
Fluor Corp. ..........................................         981       23,976
Getty Images, Inc.+ ..................................          72        1,444
Harsco Corp. .........................................         580       15,770
Harte-Hanks, Inc. ....................................         228        4,243
Iron Mountain, Inc.+ .................................         308        7,697
Jacobs Engineering Group, Inc.+ ......................         189        5,836
Manpower, Inc. .......................................         365       10,709
Pall Corp. ...........................................       1,546       24,411
Pittston Brink's Group ...............................         785       17,584
ProLogis .............................................       2,323       57,866
R.R. Donnelley & Sons Co. ............................       1,282       30,140
Republic Services, Inc., Class A+ ....................      21,946      412,585
TMP Worldwide, Inc.+ .................................         415        3,735
United Rentals, Inc.+ ................................         600        5,064

ELECTRICAL EQUIPMENT -- 2.2%
American Power Conversion Corp.+ .....................       2,055       19,646
American Standard Cos., Inc.+ ........................       6,189      393,744
Crane Co. ............................................         735       14,524
Eaton Corp. ..........................................       1,016       64,760
Hubbell, Inc., Class B ...............................      17,907      520,556
Jabil Circuit, Inc.+ .................................         198        2,926
Johnson Controls, Inc. ...............................       3,013      231,459
KEMET Corp.+ .........................................       1,242       10,619
Puget Energy, Inc. ...................................       1,263       25,778

MACHINERY -- 3.7%
AGCO Corp.+ ..........................................         514       11,925
AptarGroup, Inc. .....................................         520       13,972
CNH Global NV ........................................      65,000      219,700
Cummins, Inc. ........................................         500       11,810
Dover Corp. ..........................................       2,934       74,465
Flowserve Corp.+ .....................................          93          930
Parker-Hannifin Corp. ................................       1,703       65,072
Pentair, Inc. ........................................      10,412      387,014
Precision Castparts Corp. ............................         751       16,282
Snap-On, Inc. ........................................      20,442      469,757
SPX Corp.+ ...........................................       2,040      205,836
Stanley Works ........................................      10,870      355,123
Surebeam Corp., Class A+ .............................          78          140
Terex Corp.+ .........................................       9,725      164,353
Zebra Technologies Corp., Class A+ ...................       3,085      162,549

MULTI-INDUSTRY -- 0.0%
Teleflex, Inc. .......................................         367       16,728
Viad Corp. ...........................................         231        4,719

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

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.8%
Burlington Northern Santa Fe Corp. ...................       2,115  $    50,591
Canadian National Railway Co. ........................       1,411       52,687
CNF, Inc. ............................................         648       20,341
CSX Corp. ............................................       3,073       81,066
GATX Corp. ...........................................         600       11,880
Norfolk Southern Corp. ...............................       5,615      113,367
Swift Transportation Co., Inc.+ ......................         391        6,099
Werner Enterprises, Inc. .............................       5,949      109,342
                                                                    -----------
                                                                      5,079,279
                                                                    -----------

INFORMATION & ENTERTAINMENT -- 5.0%
BROADCASTING & MEDIA -- 1.4%
Acxiom Corp.+ ........................................         323        4,580
Belo Corp., Class A ..................................      11,222      245,537
Cablevision Systems New York Group, Class A+ .........       1,896       17,178
Charter Communications, Inc., Class A+ ...............       1,824        3,393
Cox Radio, Inc., Class A+ ............................         175        4,578
Cumulus Media, Inc., Class A+ ........................         220        3,883
Dow Jones & Co., Inc. ................................       5,696      218,783
E.W. Scripps Co., Class A ............................          40        2,772
Emmis Communications Corp., Class A+ .................         482        9,158
Entercom Communications Corp.+ .......................          50        2,368
Entravision Communications Corp., Class A+ ...........         629        8,334
Gemstar-TV Guide International, Inc.+ ................       1,627        4,100
Hearst-Argyle Television, Inc.+ ......................         244        6,061
Hispanic Broadcasting Corp.+ .........................         286        5,334
Lamar Advertising Co.+ ...............................       3,298      100,094
Lee Enterprises, Inc. ................................         640       21,030
Lin TV Corp., Class A+ ...............................          99        2,450
McClatchy Co., Class A ...............................         266       16,213
Media General, Inc., Class A .........................         183        9,306
Meredith Corp. .......................................         515       22,171
New York Times Co., Class A ..........................         605       27,497
Polycom, Inc.+ .......................................         353        2,397
Radio One, Inc., Class D+ ............................         499        8,229
Reader's Digest Assoc., Inc., Class A ................       1,040       16,276
Scholastic Corp.+ ....................................         214        9,562
UnitedGlobalCom, Inc., Class A+ ......................         982        1,610
Washington Post Co., Class B .........................          55       35,695

ENTERTAINMENT PRODUCTS -- 0.2%
Callaway Golf Co. ....................................         747        7,769
Hasbro, Inc. .........................................       2,034       22,639
Knight-Ridder, Inc. ..................................       1,205       67,974
Mattel, Inc. .........................................         530        9,545
Metro-Goldwyn-Mayer, Inc.+ ...........................         337        4,027

LEISURE & TOURISM -- 3.4%
AMR Corp.+ ...........................................       2,244        9,380
Brinker International, Inc.+ .........................         115        2,979
Brunswick Corp. ......................................       1,303       27,415

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148

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
CBRL Group, Inc. .....................................      20,630  $   470,777
Continental Airlines, Inc., Class B+ .................         921        4,964
Darden Restaurants, Inc. .............................       9,579      232,195
Delta Air Lines, Inc. ................................       1,783       16,564
Extended Stay America, Inc.+ .........................         809       10,274
GTECH Holdings Corp.+ ................................         286        7,099
Harrah's Entertainment, Inc.+ ........................       4,517      217,765
Hilton Hotels Corp. ..................................      12,210      138,950
International Speedway Corp., Class A ................         202        8,025
JetBlue Airways Corp.+ ...............................         846       34,119
Mandalay Resort Group+ ...............................         526       17,647
Marriott International, Inc., Class A ................       1,298       37,629
MGM Mirage, Inc.+ ....................................         929       34,652
Northwest Airlines Corp.+ ............................         778        5,197
Outback Steakhouse, Inc.+ ............................         417       11,459
Park Place Entertainment Corp.+ ......................      42,430      337,319
Regal Entertainment Group+ ...........................         138        2,456
Six Flags, Inc.+ .....................................       1,248        4,393
SkyWest, Inc. ........................................         280        3,668
Southwest Airlines Co. ...............................       3,404       44,456
Starwood Hotels & Resorts Worldwide, Inc. ............       6,888      153,602
Ticketmaster, Class B+ ...............................         136        2,074
Wendy's International, Inc. ..........................         626       20,727
Yum! Brands, Inc.+ ...................................       4,209      116,631
                                                                    -----------
                                                                      2,892,959
                                                                    -----------

INFORMATION TECHNOLOGY -- 4.3%
COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc. ............................       1,659       12,724

COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Inc., Class A+ .........       5,100      217,005
Autodesk, Inc. .......................................       1,203       15,242
Ceridian Corp.+ ......................................         457        6,512
Computer Associates International, Inc. ..............       5,784       55,527
Computer Sciences Corp.+ .............................       2,121       58,943
Global Payments, Inc. ................................          31          794
i2 Technologies, Inc.+ ...............................       2,006        1,043
MarchFirst, Inc.+ ....................................         240            0
Perot Systems Corp., Class A+ ........................          54          502
Symantec Corp.+ ......................................       3,956      133,040
Synopsys, Inc.+ ......................................       3,368      128,489
Unisys Corp.+ ........................................       3,865       27,055
VeriSign, Inc.+ ......................................       1,602        8,090

COMPUTER SOFTWARE -- 0.6%
Advent Software, Inc.+ ...............................          30          344
BMC Software, Inc.+ ..................................       1,574       20,572
CheckFree Corp.+ .....................................         450        5,121
Citrix Systems, Inc.+ ................................         327        1,972
Compuware Corp.+ .....................................       2,684        8,186

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                                                                             149

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Rational Software Corp.+ .............................         351  $     1,516
Sybase, Inc.+ ........................................      23,111      268,550
VERITAS Software Corp.+ ..............................         847       12,425

COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Apple Computer, Inc.+ ................................      22,772      330,194
Arrow Electronics, Inc.+ .............................       1,106       13,969
Diebold, Inc. ........................................       1,041       34,270
Gateway, Inc.+ .......................................       2,560        7,603
HON Industries, Inc. .................................         762       19,393
IKON Office Solutions, Inc. ..........................       2,083       16,414
Ingram Micro, Inc., Class A+ .........................         855       11,371
NCR Corp.+ ...........................................       1,197       23,701
Pitney Bowes, Inc. ...................................       1,375       41,924
Steelcase, Inc., Class A .............................         435        4,554
Storage Technology Corp.+ ............................       1,252       13,159
Xerox Corp.+ .........................................      10,417       51,564

ELECTRONICS -- 1.0%
Advanced Micro Devices, Inc.+ ........................       3,399       18,151
Agere Systems, Inc., Class B+ ........................      10,625       10,519
Amkor Technology, Inc.+ ..............................         464        1,114
Applied Micro Circuits Corp.+ ........................       2,166        6,195
Atmel Corp.+ .........................................       1,742        1,833
Avnet, Inc. ..........................................       1,633       17,620
AVX Corp. ............................................         765        6,625
Broadcom Corp., Class A+ .............................       1,340       14,311
Conexant Systems, Inc.+ ..............................       1,870        2,076
Cypress Semiconductor Corp.+ .........................         407        2,670
Emulex Corp.+ ........................................         242        2,725
Energizer Holdings, Inc.+ ............................       1,152       35,021
Fairchild Semiconductor International, Inc., Class
 A+ ..................................................      27,416      259,630
Integrated Device Technology, Inc.+ ..................       7,734       80,743
International Rectifier Corp.+ .......................         120        1,874
Intersil Corp., Class A+ .............................         617        7,996
LSI Logic Corp.+ .....................................       2,676       16,993
MKS Instruments, Inc.+ ...............................          23          251
Molex, Inc. ..........................................         289        6,797
National Semiconductor Corp.+ ........................         410        4,895
Novellus Systems, Inc.+ ..............................         160        3,330
PerkinElmer, Inc. ....................................         970        5,286
Sanmina-SCI Corp.+ ...................................       3,511        9,725
Solectron Corp.+ .....................................       5,953       12,561
Tech Data Corp.+ .....................................         506       13,358
Tektronix, Inc.+ .....................................         993       16,315
Teradyne, Inc.+ ......................................         572        5,491
Thermo Electron Corp.+ ...............................       1,773       28,598
Vishay Intertechnology, Inc.+ ........................       1,788       15,734

INTERNET SOFTWARE -- 0.0%
RealNetworks, Inc.+ ..................................         211          762

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150

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 0.6%
3Com Corp.+ ..........................................       5,158  $    20,322
Adaptec, Inc.+ .......................................         769        3,391
ADC Telecommunications, Inc.+ ........................       6,814        7,836
Advanced Fibre Communication, Inc.+ ..................         571        7,577
Andrew Corp.+ ........................................       1,183        7,749
Avaya, Inc.+ .........................................       4,551        6,508
CenturyTel, Inc. .....................................       2,045       45,869
CIENA Corp.+ .........................................       2,697        8,010
Citizens Communications Co.+ .........................       2,181       14,787
Comverse Technology, Inc.+ ...........................       1,352        9,450
Corning, Inc.+ .......................................       7,781       12,450
Harris Corp. .........................................         416       13,932
IDT Corp.+ ...........................................         719       11,720
JDS Uniphase Corp.+ ..................................       8,739       17,024
Juniper Networks, Inc.+ ..............................         511        2,453
Mcleod USA (Escrow Shares)(1) ........................       4,890            0
PanAmSat Corp.+ ......................................         210        3,643
Qwest Communications International, Inc.+ ............       9,826       22,403
Scientific-Atlanta, Inc. .............................       2,266       28,348
Telephone and Data Systems, Inc. .....................         755       38,090
Tellabs, Inc.+ .......................................       3,270       13,309
United States Cellular Corp.+ ........................         244        7,218
Valassis Communications, Inc.+ .......................         732       25,671
West Corp.+ ..........................................          14          196
WorldCom, Inc. -- MCI Group ..........................         575           92
                                                                    -----------
                                                                      2,489,015
                                                                    -----------

MATERIALS -- 11.8%
CHEMICALS -- 6.1%
Albemarle Corp. ......................................         397       10,040
Ashland, Inc. ........................................       1,004       26,897
Cabot Corp. ..........................................         780       16,380
Crompton Corp. .......................................      41,700      419,085
Eastman Chemical Co. .................................      19,820      756,529
Engelhard Corp. ......................................       1,875       44,681
Hercules, Inc.+ ......................................       1,174       10,813
IMC Global, Inc. .....................................      42,666      514,125
International Flavors & Fragrances, Inc. .............         575       18,314
Lubrizol Corp. .......................................         743       21,005
Lyondell Chemical Co. ................................       1,701       20,310
OM Group, Inc. .......................................         362       15,494
Potash Corp. of Saskatchewan, Inc. ...................       7,300      454,060
PPG Industries, Inc. .................................       2,442      109,157
Praxair, Inc. ........................................      10,464      534,815
Rohm and Haas Co. ....................................       2,266       70,246
RPM, Inc. ............................................       1,657       23,298
ServiceMaster Co. ....................................       4,367       47,382
Sherwin-Williams Co. .................................       1,877       44,447
Sigma-Aldrich Corp. ..................................         873       43,013
Solutia, Inc. ........................................      63,600      331,992

                                                                ----------------
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

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Valspar Corp. ........................................         497  $    18,538

FOREST PRODUCTS -- 3.5%
Bemis Co. ............................................         727       35,914
Boise Cascade Corp. ..................................         732       16,690
Bowater, Inc. ........................................         756       26,687
Georgia-Pacific Corp. ................................      33,431      437,612
MeadWestvaco Corp. ...................................      13,291      255,320
Owens-Illinois, Inc.+ ................................       1,608       18,202
Packaging Corp. of America+ ..........................      16,092      281,771
Pactiv Corp.+ ........................................      28,088      462,047
Plum Creek Timber Co., Inc. ..........................       6,476      146,422
Rayonier, Inc. .......................................         401       16,806
Sealed Air Corp.+ ....................................         114        1,925
Smurfit-Stone Container Corp.+ .......................       2,496       31,375
Sonoco Products Co. ..................................      13,131      279,822
Temple-Inland, Inc. ..................................         629       24,298

METALS & MINERALS -- 2.2%
AK Steel Holding Corp.+ ..............................       1,380       10,088
Allegheny Technologies, Inc. .........................       1,166        8,069
Ball Corp. ...........................................      10,546      531,413
Lafarge North America, Inc. ..........................         457       13,239
Martin Marietta Materials, Inc. ......................         703       22,897
Newmont Mining Corp. .................................         487       13,397
Nucor Corp. ..........................................       5,454      206,707
Phelps Dodge Corp.+ ..................................       1,069       27,398
Shaw Group, Inc.+ ....................................         231        3,280
Timken Co. ...........................................      20,511      343,559
United States Steel Corp. ............................       1,444       16,765
Vulcan Materials Co. .................................       1,298       46,936
York International Corp. .............................         570       16,074
                                                                    -----------
                                                                      6,845,334
                                                                    -----------

REAL ESTATE -- 5.4%
REAL ESTATE COMPANIES -- 0.1%
Catellus Development Corp.+ ..........................         263        4,852
Clayton Homes, Inc. ..................................       1,325       14,549
Forest City Enterprises, Inc., Class A ...............         320       10,400
Pulte Homes, Inc. ....................................         711       30,310

REAL ESTATE INVESTMENT TRUSTS -- 5.3%
AMB Property Corp. ...................................       1,211       34,998
Annaly Mtg. Management, Inc. .........................       1,199       22,122
Apartment Investment & Management Co., Class A .......       1,057       41,065
Archstone-Smith Trust ................................       2,546       60,799
Arden Realty, Inc. ...................................         837       19,795
Avalonbay Communities, Inc. ..........................         865       36,157
Boston Properties, Inc. ..............................         962       35,786
BRE Properties, Inc., Class A ........................         664       20,418
Camden Property Trust ................................         521       17,271
CarrAmerica Realty Corp. .............................         767       19,305

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152

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
CenterPoint Properties Corp. .........................         333  $    18,482
Cousins Properties, Inc. .............................         522       12,006
Crescent Real Estate Equities Co. ....................       1,177       18,479
Developers Diversified Realty Corp. ..................         791       17,410
Duke Realty Corp. ....................................      12,066      297,065
Equity Residential ...................................      13,578      325,057
First Industrial Realty Trust, Inc. ..................         570       17,664
General Growth Properties, Inc. ......................         899       46,299
Health Care Property Investors, Inc. .................         828       35,273
Healthcare Realty Trust, Inc. ........................      13,400      416,740
Highwoods Properties, Inc. ...........................         765       17,901
Hospitality Properties Trust .........................         905       29,974
Host Marriott Corp.+ .................................      33,201      308,105
iStar Financial, Inc. ................................      12,185      340,205
Kimco Realty Corp. ...................................       1,326       41,239
Liberty Property Trust ...............................       9,104      282,224
Mack-Cali Realty Corp. ...............................         620       19,921
New Plan Excel Realty Trust ..........................       1,371       25,281
Public Storage, Inc. .................................       1,436       45,808
Reckson Associates Realty Corp. ......................         773       17,601
Regency Centers Corp. ................................         345       10,695
Rouse Co. ............................................         911       29,106
Simon Property Group, Inc. ...........................       8,962      320,212
Trizec Properties, Inc. ..............................       1,301       14,766
United Dominion Realty Trust, Inc. ...................       1,553       24,708
Vornado Realty Trust .................................       1,040       41,028
Weingarten Realty Investors, Inc. ....................         660       24,156
                                                                    -----------
                                                                      3,165,232
                                                                    -----------

UTILITIES -- 8.5%
ELECTRIC UTILITIES -- 7.4%
AES Corp.+ ...........................................       3,584        8,996
Allegheny Energy, Inc. ...............................       9,616      125,970
Allete, Inc. .........................................       1,101       23,782
Alliant Energy Corp. .................................       1,306       25,141
Ameren Corp. .........................................      13,288      553,445
Calpine Corp.+ .......................................       3,570        8,818
Cinergy Corp. ........................................       2,417       75,966
CMS Energy Corp. .....................................      41,515      334,611
Consolidated Edison, Inc. ............................       3,076      123,717
Constellation Energy Group, Inc. .....................       7,400      183,446
DPL, Inc. ............................................       1,830       30,103
DTE Energy Co. .......................................       2,332       94,912
Edison International+ ................................       4,714       47,140
Energy East Corp. ....................................      25,846      512,009
Entergy Corp. ........................................       6,602      274,643
FirstEnergy Corp. ....................................      16,405      490,345
FPL Group, Inc. ......................................       4,717      253,775
Great Plains Energy, Inc. ............................         896       17,158
Hawaiian Electric Industries, Inc. ...................         523       22,541

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

COMMON STOCK (CONTINUED)
                                                          SHARES       VALUE
-------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
IDACORP, Inc. ........................................         544  $    13,236
MDU Resources Group, Inc. ............................       1,025       23,401
Mirant Corp.+ ........................................       4,891       10,809
NiSource, Inc. .......................................       3,003       51,742
Northeast Utilities ..................................      27,975      472,777
NSTAR ................................................         767       30,335
OGE Energy Corp. .....................................       1,129       19,046
Pepco Holdings, Inc.+ ................................       1,403       27,990
PG&E Corp.+ ..........................................       5,634       63,439
Pinnacle West Capital Corp. ..........................       1,124       31,202
PPL Corp. ............................................       7,524      244,831
Public Service Enterprise Group, Inc. ................       2,984       91,012
Reliant Energy, Inc. .................................       3,887       38,909

GAS & PIPELINE UTILITIES -- 1.1%
American Water Works, Inc. ...........................         738       32,959
Aquila, Inc. .........................................       2,057        8,434
Dynegy, Inc., Class A ................................       3,905        4,530
Equitable Resources, Inc. ............................         917       31,682
KeySpan Corp. ........................................      12,532      419,822
Kinder Morgan, Inc. ..................................         514       18,221
National Fuel Gas Co. ................................       1,036       20,585
NICOR, Inc. ..........................................         640       18,048
Peoples Energy Corp. .................................         513       17,283
Philadelphia Suburban Corp. ..........................         826       16,768
Questar Corp. ........................................       1,110       25,353
                                                                    -----------
                                                                      4,938,932
                                                                    -----------
TOTAL COMMON STOCK (cost $61,626,616).................               54,824,374
                                                                    -----------

EXCHANGE TRADED FUNDS -- 1.0%
-------------------------------------------------------------------------------
FINANCE -- 1.0%
FINANCIAL SERVICES -- 1.0%
iShares Russell Midcap Value Index Fund (cost
 $610,199)............................................       8,525      555,746
                                                                    -----------
TOTAL INVESTMENT SECURITIES (cost $62,236,815)........               55,380,120
                                                                    -----------

SHORT-TERM SECURITIES -- 0.2%                           PRINCIPAL
                                                          AMOUNT
-------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 0.2%
United States Treasury Bills 1.63% due 12/19/02@ (cost
 $99,642).............................................  $  100,000       99,642
                                                                    -----------

----------------
154

REPURCHASE AGREEMENTS -- 4.6%                           PRINCIPAL
                                                          AMOUNT          VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.6%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $1,310,031 and
 collateralized by $470,000 of United States Treasury
 Notes, bearing interest at 3.63%, due 3/31/04 and
 $640,000 of United States Treasury Bonds, bearing
 interest at 7.25% due 8/15/22, which together have an
 approximate value of $1,339,113 .....................  $1,310,000  $ 1,310,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 1.84%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $1,349,069 and
 collateralized by $1,145,000 of United States
 Treasury Bonds, bearing interest at 6.25%, due
 8/15/23 and having an approximate value of
 $1,376,863 ..........................................   1,349,000    1,349,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $2,659,000).........                2,659,000
                                                                    -----------

TOTAL INVESTMENTS --
  (cost $64,995,457)                                           100.1%    58,138,762
Liabilities in excess of other assets --                        (0.1)       (35,093)
                                                               -----   ------------
NET ASSETS --                                                  100.0%  $ 58,103,669
                                                               =====   ============

-------------
+  Non-income producing securities
# Security represents an investment in an affiliated company.
(1) Fair valued security; see Note 2.
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------
NUMBER OF                                        EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
CONTRACTS               DESCRIPTION                 DATE        TRADE DATE   SEPTEMBER 30, 2002   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
       5 Long           S&P MidCap 400 Index    December 2002    $661,073         $611,775          $(49,298)
                                                                                                    ========

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 92.7%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.5%
APPAREL & TEXTILES -- 3.5%
Cherokee, Inc.+ ........................            90   $      1,452
Coach, Inc.+ ...........................         5,400        138,240
Culp, Inc.+ ............................           117            995
Cutter & Buck, Inc.+ ...................         2,000          5,920
Deb Shops, Inc. ........................            88          2,194
dELiA*s Corp., Class A+ ................           651            684
DHB Industries, Inc.+ ..................           332            704
Finish Line, Inc., Class A+ ............         5,575         50,286
Footstar, Inc.+ ........................           403          3,143
G & K Services, Inc., Class A ..........         3,891        131,710
Genesco, Inc.+ .........................           404          5,575
Goody's Family Clothing, Inc.+ .........           313          1,477
Guess?, Inc.+ ..........................           147            631
Hot Topic, Inc.+ .......................         5,234         94,369
Jo-Ann Stores, Inc., Class A+ ..........           291          8,160
K-Swiss, Inc., Class A .................           238          5,086
Kellwood Co. ...........................           513         11,727
Kenneth Cole Productions, Inc., Class
 A+ ....................................         2,846         57,774
Maxwell Shoe Co., Inc., Class A+ .......           278          3,155
Mossimo, Inc.+ .........................            93            547
Mothers Work, Inc.+ ....................            42          1,597
Nautica Enterprises, Inc.+ .............           499          5,190
Oakley, Inc.+ ..........................           510          5,126
Oshkosh B' Gosh, Inc., Class A .........           206          7,078
Oxford Industries, Inc. ................           118          2,584
Phillips-Van Heusen Corp. ..............           465          5,859
Quiksilver, Inc.+ ......................        11,339        256,148
Russell Corp. ..........................           489          7,330
Skechers USA, Inc., Class A+ ...........           305          2,910
Steven Madden, Ltd.+ ...................           184          2,650
Stride Rite Corp. ......................           796          6,296
Tarrant Apparel Group, Inc.+ ...........         1,600          7,824
Timberland Co., Class A+ ...............         7,000        221,760
Tropical Sportswear International
 Corp.+ ................................         7,009         90,977
Unifi, Inc.+ ...........................         1,004          6,295
UniFirst Corp. .........................           154          3,671
Vans, Inc.+ ............................           367          2,088
WestPoint Stevens, Inc.+ ...............           694            680
Wolverine World Wide, Inc. .............           835         12,525

AUTOMOTIVE -- 1.2%
Aftermarket Technology Corp.+ ..........         5,649         73,042
American Axle & Manufacturing Holdings,
 Inc.+ .................................         2,400         59,952
Asbury Automotive Group, Inc.+ .........           152          1,330
Bandag, Inc. ...........................           227          6,924
Collins & Aikman Corp+ .................           485          1,741

----------------
156

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
CSK Auto Corp.+ ........................           574   $      7,164
Dollar Thrifty Automotive Group,
 Inc.+ .................................           494          7,929
Donnelly Corp. .........................            62          1,606
Dura Automotive Systems, Inc.+ .........           300          3,675
Group 1 Automotive, Inc.+ ..............         2,374         53,059
IMPCO Technologies, Inc.+ ..............           195            702
Keystone Automotive Industries,
 Inc.+ .................................           206          3,399
Lithia Motors, Inc., Class A+ ..........           219          3,725
Midas, Inc.+ ...........................           107            535
Modine Manufacturing Co. ...............           566         10,765
Monro Muffler Brake, Inc.+ .............           104          1,857
Pep Boys-Manny, Moe & Jack .............           961         11,772
Raytech Corp.+ .........................           835          5,085
Spartan Motors, Inc. ...................           180          2,034
Sports Resorts International, Inc.+ ....           493          2,056
Standard Motor Products, Inc. ..........           134          1,449
Strattec Security Corp.+ ...............            75          3,827
Superior Industries International,
 Inc. ..................................           428         20,150
Tenneco Automotive, Inc.+ ..............           755          3,179
Tower Automotive, Inc.+ ................         1,235          8,274
United Auto Group, Inc.+ ...............         6,735         94,357
Wabash National Corp.+ .................           466          2,521
Winnebago Industries, Inc. .............           243          9,606

HOUSING & HOUSEHOLD DURABLES -- 1.0%
Applica, Inc.+ .........................           320          1,696
Bassett Furniture Industries, Inc. .....           202          2,781
Bush Industries, Inc., Class A .........           168          1,354
Hovnanian Enterprises, Inc., Class
 A+ ....................................           296         10,005
Libbey, Inc. ...........................           303          9,654
M/I Schottenstein Homes, Inc. ..........           244          7,686
MDC Holdings, Inc. .....................         3,052        107,736
Meritage Corp.+ ........................           181          6,416
Modtech Holdings, Inc.+ ................           177          1,770
National Presto Industries, Inc. .......            99          2,859
NCI Building Systems, Inc.+ ............           366          6,881
Nortek, Inc.+ ..........................           169          7,313
O'Sullivan Industries Holdings, Inc. ...           183            101
Oneida, Ltd. ...........................           294          4,095
Palm Harbor Homes, Inc.+ ...............           343          3,983
Quaker Fabric Corp.+ ...................           236          1,484
Skyline Corp. ..........................           119          3,236
Standard Pacific Corp. .................         6,646        155,383
Stanley Furniture Co., Inc.+ ...........            98          2,081
Technical Olympic USA, Inc.+ ...........            20            306
Walter Industries, Inc. ................           535          6,570
WCI Communities, Inc.+ .................           136          1,727

RETAIL -- 5.8%
7-Eleven, Inc.+ ........................           468          4,011
A.C. Moore Arts & Crafts, Inc.+ ........           246          5,198
Aaon, Inc.+ ............................           188          3,181

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Action Performance Cos., Inc.+ .........         3,708   $     95,296
Advanced Marketing Services, Inc. ......           285          3,930
Aeropostale, Inc.+ .....................           253          3,896
American Woodmark Corp. ................            96          4,871
AnnTaylor Stores Corp.+ ................           886         20,405
Bebe Stores, Inc.+ .....................            92          1,087
Blair Corp. ............................           158          3,231
Bombay Co., Inc.+ ......................           666          1,798
Boyds Collection, Ltd.+ ................           353          2,273
Brookstone, Inc.+ ......................           168          2,066
Brown Shoe Co., Inc. ...................           349          6,247
Buckle, Inc.+ ..........................           138          2,774
Burlington Coat Factory Warehouse
 Corp. .................................           356          6,408
Cache, Inc.+ ...........................            55            732
Casey's General Stores, Inc. ...........           779          8,997
Cash America International, Inc. .......           442          3,620
Cato Corp., Class A ....................           297          5,637
CellStar Corp.+ ........................         2,200          6,776
Charlotte Russe Holding, Inc.+ .........           148          1,406
Charming Shoppes, Inc.+ ................         2,380         16,065
Children's Place Retail Stores,
 Inc.+ .................................           831          8,393
Christopher & Banks Corp.+ .............         4,674        117,411
Claire's Stores, Inc. ..................           850         18,530
Coldwater Creek, Inc.+ .................            90          1,186
Cole National Corp.+ ...................           195          2,447
Cost Plus, Inc.+ .......................         3,336         89,572
Department 56, Inc.+ ...................           222          2,320
Dress Barn, Inc.+ ......................           554          8,620
Duane Reade, Inc.+ .....................           436          6,976
Electronics Boutique Holdings Corp.+ ...         2,402         65,935
Factory 2-U Stores, Inc.+ ..............           262            508
FAO, Inc.+ .............................           330            941
Finlay Enterprises, Inc.+ ..............           102          1,539
Fred's, Inc. ...........................           435         12,988
Friedman's, Inc., Class A ..............           329          2,556
Galyans Trading Co., Inc.+ .............           208          2,082
GameStop Corp.+ ........................         7,300        149,285
Gart Sports Co.+ .......................           122          2,302
Guitar Center, Inc.+ ...................           277          5,202
Gymboree Corp.+ ........................         5,383         87,797
Hancock Fabrics, Inc. ..................           337          5,443
Haverty Furniture Cos., Inc. ...........           301          3,762
Hibbett Sporting Goods, Inc.+ ..........           137          2,843
Hollywood Entertainment Corp.+ .........         1,060         15,391
Insight Enterprises, Inc.+ .............         5,723         58,088
InterTAN, Inc.+ ........................           472          3,295
J. Jill Group, Inc.+ ...................           359          6,254
Kmart Corp.+ ...........................        10,001          4,900
Linens' N Things, Inc.+ ................           727         13,355
Longs Drug Stores Corp. ................           619         14,293
Martha Stewart Living Omnimedia, Inc.,
 Class A+ ..............................         5,300         37,100

----------------
158

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Masco Corp. ............................         5,600   $    109,480
Men's Wearhouse, Inc.+ .................           617          9,070
Movado Group, Inc. .....................           182          2,957
Movie Gallery, Inc.+ ...................           344          5,163
MSC Industrial Direct Co., Inc., Class
 A+ ....................................         9,900        105,138
Nautilus Group, Inc.+ ..................           599         11,680
Nu Skin Enterprises, Inc., Class A .....         2,290         27,938
OfficeMax, Inc.+ .......................         2,313          9,437
Pacific Sunwear of California+ .........         7,654        155,835
Party City Corp.+ ......................           114          1,568
Pathmark Stores, Inc.+ .................           603          5,517
Payless ShoeSource, Inc.+ ..............           453         24,467
PC Connection, Inc.+ ...................           129            524
Pier 1 Imports, Inc. ...................         3,100         59,117
Pricesmart, Inc.+ ......................            78          1,560
Racing Champions Corp.+ ................           169          2,761
Regis Corp. ............................           871         24,641
Restoration Hardware, Inc.+ ............           356          1,602
Rex Stores Corp.+ ......................           167          1,720
Ruddick Corp. ..........................           630          9,570
School Specialty, Inc.+ ................           291          7,278
Sharper Image Corp.+ ...................           139          2,658
Shoe Carnival, Inc.+ ...................           141          2,009
Shop At Home, Inc.+ ....................           710          1,661
ShopKo Stores, Inc.+ ...................           575          7,509
Smart & Final, Inc.+ ...................           239          1,016
Sports Authority, Inc.+ ................           659          3,934
Stage Stores, Inc.+ ....................           400          8,676
Stein Mart, Inc.+ ......................           440          2,570
TBC Corp.+ .............................           336          3,484
Too, Inc.+ .............................         5,583        129,972
Topps Co., Inc.+ .......................           741          6,387
Tractor Supply Co.+ ....................           278          8,835
Trans World Entertainment Corp.+ .......           330          1,040
Tuesday Morning Corp.+ .................           164          2,986
Tweeter Home Entertainment Group,
 Inc.+ .................................           386          2,663
Ultimate Electronics, Inc.+ ............           221          2,818
Urban Outfitters, Inc.+ ................           146          3,546
Weis Markets, Inc. .....................           222          7,433
West Marine, Inc.+ .....................           208          2,621
Wet Seal, Inc., Class A+ ...............           508          5,080
Whitehall Jewellers, Inc.+ .............           225          2,367
Wild Oats Markets, Inc.+ ...............           385          3,496
Williams-Sonoma, Inc.+ .................         4,000         94,520
Wilsons The Leather Experts, Inc.+ .....           271          1,930
World Fuel Services Corp. ..............           176          3,397
Yankee Candle Co., Inc.+ ...............         5,340         91,688
                                                         ------------
                                                            3,861,787
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES -- 2.1%
FOOD, BEVERAGE & TOBACCO -- 1.1%
American Italian Pasta Co., Class A+ ...           329   $     11,742
Aurora Foods, Inc.+ ....................           477            310
Boston Beer Co., Inc., Class A+ ........           185          2,572
Bridgford Foods Corp. ..................            61            614
Chiquita Brands International, Inc.+ ...           716         11,062
Coca-Cola Bottling Co. .................            15            705
Constellation Brands, Inc., Class A+ ...         2,600         60,060
Corn Products International, Inc. ......           680         19,550
Dean Foods Co.+ ........................             1             40
Del Monte Foods Co.+ ...................           546          4,461
DIMON, Inc. ............................           827          5,160
Farmer Brothers Co. ....................            19          6,175
Fleming Cos., Inc. .....................           927          4,635
Flowers Foods, Inc.+ ...................           445         10,115
Great Atlantic & Pacific Tea Co.,
 Inc.+ .................................           332          2,782
Green Mountain Coffee, Inc.+ ...........            66            851
Hain Celestial Group, Inc.+ ............           474          6,944
Horizon Organic Holding Corp.+ .........           127          1,981
Ingles Markets, Inc., Class A ..........           199          2,129
International Multifoods Corp.+ ........           312          6,115
Interstate Bakeries Corp. ..............           877         23,302
J & J Snack Foods Corp.+ ...............           118          4,348
J. M. Smucker Co. ......................           895         32,847
Lance, Inc. ............................           490          6,248
Maui Land & Pineapple Co., Inc.+ .......            62          1,116
Monterey Pasta, Co.+ ...................           286          1,330
Nash Finch Co. .........................           221          3,006
National Beverage Corp.+ ...............            75          1,025
Peets Coffee And Tea, Inc.+ ............           173          2,214
Penn Traffic Co.+ ......................           215          1,404
Pilgrims Pride Corp., Class B ..........           301          2,799
Ralcorp Holdings, Inc.+ ................           600         12,762
Riviana Foods, Inc. ....................           116          2,656
Robert Mondavi Corp., Class A+ .........           185          5,635
Sanderson Farms, Inc. ..................            96          1,536
Seaboard Corp. .........................            10          2,150
Sensient Technologies Corp. ............           876         18,510
Standard Commercial Corp. ..............           226          3,783
Tasty Baking Co. .......................           160          2,040
United Natural Foods, Inc.+ ............         2,581         59,440
Universal Corp. ........................           521         18,271
Vector Group, Ltd. .....................           428          5,394

HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
Blyth, Inc. ............................           650         18,135
Central Garden & Pet Co.+ ..............           291          4,979
Chattem, Inc.+ .........................            99          4,042
CSS Industries, Inc.+ ..................            80          2,885
Del Laboratories, Inc.+ ................            83          1,501
Elizabeth Arden, Inc.+ .................           264          3,165
Fossil, Inc.+ ..........................           402          8,060

----------------
160

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD & PERSONAL
 PRODUCTS (CONTINUED)
Genlyte Group, Inc.+ ...................           244   $      8,667
Inter Parfums, Inc.+ ...................            69            461
Jarden Corp.+ ..........................           232          6,299
Kimball International, Inc., Class B ...           682          9,425
Nature's Sunshine Products, Inc. .......           232          2,513
NBTY, Inc.+ ............................           821         10,657
Newell Rubbermaid, Inc. ................         6,700        206,829
Playtex Products, Inc.+ ................           557          4,740
Rayovac Corp.+ .........................           644          7,857
Rent-Way, Inc.+ ........................           508          1,524
Revlon, Inc., Class A+ .................           170            508
Russ Berrie & Co., Inc. ................           197          5,912
Salton, Inc.+ ..........................           126          1,072
Tupperware Corp. .......................         1,042         17,318
Water Pik Technologies, Inc.+ ..........           214          2,172
WD-40 Co. ..............................           316          9,132
                                                         ------------
                                                              707,672
                                                         ------------

EDUCATION -- 2.0%
EDUCATION -- 2.0%
Apollo Group, Inc., Class A+ ...........         3,900        169,377
Career Education Corp.+ ................         6,900        331,255
Education Management Corp.+ ............         1,800         79,686
ITT Educational Services, Inc.+ ........           852         15,992
Learning Tree International, Inc.+ .....           210          3,085
Renaissance Learning, Inc.+ ............           218          3,098
Strayer Education, Inc. ................           145          8,626
Sylvan Learning Systems, Inc.+ .........         5,236         71,628
                                                         ------------
                                                              682,747
                                                         ------------

ENERGY -- 4.9%
ENERGY SERVICES -- 3.0%
Atwood Oceanics, Inc.+ .................           178          5,207
BJ Services Co.+ .......................         3,400         88,400
CAL Dive International, Inc.+ ..........         3,733         75,257
CARBO Ceramics, Inc. ...................           184          6,595
Lufkin Industries, Inc. ................           108          2,657
Nabors Industries, Ltd.+ ...............         3,600        117,900
Newpark Resources, Inc.+ ...............         1,442          5,710
Oceaneering International, Inc.+ .......           465         11,834
Parker Drilling Co.+ ...................         1,554          3,419
Patterson-UTI Energy, Inc.+ ............         6,000        153,060
Research Frontiers, Inc.+ ..............           192          1,720
Resource America, Inc., Class A ........           305          2,440
RPC, Inc.+ .............................           223          2,208
SEACOR SMIT, Inc.+ .....................           345         14,142
SEMCO Energy, Inc. .....................           367          2,855
Sierra Pacific Resources ...............         2,049         12,499
Smith International, Inc.+ .............         3,800        111,378
South Jersey Industries, Inc. ..........           242          7,904

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Southern Union Co.+ ....................           813   $      9,187
Southwest Gas Corp. ....................           662         14,729
Southwestern Energy Co.+ ...............           509          6,108
Spinnaker Exploration Co.+ .............         2,571         73,788
St. Mary Land & Exploration Co. ........           556         13,288
Stone Energy Corp.+ ....................           429         13,942
Superior Energy Services, Inc.+ ........           973          6,325
Swift Energy Co.+ ......................           466          4,846
Syntroleum Corp.+ ......................           393            652
Tesoro Petroleum Corp.+ ................         1,300          3,640
TETRA Technologies, Inc.+ ..............           267          5,380
Tom Brown, Inc.+ .......................           673         15,412
TransMontaigne, Inc.+ ..................           290          1,444
Trico Marine Services, Inc.+ ...........           443          1,125
UGI Corp. ..............................           549         19,956
UIL Holding Corp. ......................           242          8,579
Unisource Energy Corp. .................           570          8,692
Unit Corp.+ ............................           719         13,769
Unitil Corp. ...........................            90          2,444
Universal Compression Holdings,
 Inc.+ .................................           327          5,297
Veritas DGC, Inc.+ .....................           623          6,735
Vintage Petroleum, Inc. ................           972         10,498
W-H Energy Services, Inc.+ .............           467          8,079
Weatherford International, Ltd.+ .......         1,540         57,196
Western Gas Resources, Inc. ............           377         11,781
Westport Resources Corp.+ ..............           317          5,801
Weststar Energy, Inc. ..................         1,118         11,247
WGL Holdings, Inc. .....................           972         23,241
WPS Resources Corp. ....................           630         22,327

ENERGY SOURCES -- 1.9%
3TEC Energy Corp.+ .....................           310          4,433
Berry Petroleum Co., Class A ...........           328          5,573
Cabot Oil & Gas Corp. ..................           555         11,933
Chesapeake Energy Corp.+ ...............         2,843         18,764
Comstock Resources, Inc.+ ..............           456          3,146
Core Laboratories NV+ ..................         4,800         44,976
Denbury Resources, Inc.+ ...............           477          4,851
Dril-Quip, Inc.+ .......................           124          2,089
Encore Aquisition Co.+ .................           175          2,879
Energy Partners, Ltd.+ .................           383          3,118
ENSCO International, Inc. ..............         4,075        102,038
Evergreen Resources, Inc.+ .............           379         15,531
Exco Resources, Inc.+ ..................         3,700         60,754
Exploration Co. of Delaware+ ...........           307          1,593
Frontier Oil Corp. .....................           519          6,436
FuelCell Energy, Inc.+ .................         1,989         12,531
Global Industries, Ltd.+ ...............         1,331          5,497
GlobalSantaFe Corp. ....................         3,129         69,933
Grey Wolf, Inc.+ .......................         3,359         12,092
Gulf Islands Fabrication, Inc.+ ........           141          1,658

----------------
162

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Hanover Compressor Co.+ ................           966   $      8,018
Harvest Natural Resources, Inc.+ .......           700          3,801
Holly Corp. ............................           197          3,345
Horizon Offshore, Inc.+ ................           352          1,482
Houston Exploration Co.+ ...............           203          6,323
Hydril Co.+ ............................           234          5,822
Key Energy Services, Inc.+ .............         1,936         15,256
Key Production Co., Inc.+ ..............           286          4,633
Magnum Hunter Resources, Inc.+ .........           968          5,082
Massey Energy Co. ......................         1,260          8,127
Meridian Resource Corp.+ ...............           629          1,327
NATCO Group, Inc.+ .....................           183          1,378
Nuevo Energy Co.+ ......................           311          3,390
Oil States International, Inc.+ ........           338          3,380
Patina Oil & Gas Corp. .................         2,484         70,794
Penn Virginia Corp. ....................           158          5,119
Petroquest Energy, Inc.+ ...............           539          2,382
Plains Resources, Inc.+ ................           482         12,426
Plug Power, Inc.+ ......................           329          1,575
Prima Energy Corp.+ ....................           202          4,236
Proton Energy Systems, Inc.+ ...........           489          1,037
Pure Resources, Inc.+ ..................           348          7,795
Quicksilver Resources, Inc.+ ...........           192          3,456
Range Resources Corp.+ .................         1,028          4,811
Remington Oil & Gas Corp.+ .............         3,607         50,859
                                                         ------------
                                                            1,636,372
                                                         ------------

FINANCE -- 9.0%
BANKS -- 5.9%
1st Source Corp. .......................           285          4,016
ABC Bancorp ............................           198          2,538
Alabama National Bancorp. ..............           195          8,830
Allegiant Bancorp, Inc. ................           239          3,884
AMCORE Financial, Inc. .................           499         10,958
American National Bankshares, Inc. .....           113          3,103
Anchor BanCorp Wisconsin, Inc. .........           423          8,545
BancFirst Corp. ........................            73          3,593
Bank Corp.+ ............................           265          2,054
Bank Mutual Corp. ......................           224          4,534
Bank of the Ozarks, Inc. ...............            93          2,130
BankAtlantic Bancorp, Inc., Class A ....           836          7,507
Bankunited Financial Corp., Class A+ ...           429          6,843
Banner Corp. ...........................           207          4,181
Bay View Capital Corp.+ ................         1,259          7,139
BankUnited Financial Corp., Inc. .......           384          8,179
Brookline Bancorp, Inc. ................         1,176         13,819
Bryn Mawr Bank Corp. ...................            78          3,079
BSB Bancorp, Inc. ......................           172          3,425
Camden National Corp. ..................           160          4,160
Capital City Bank Group, Inc. ..........           138          4,562

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                                                                             163

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Capitol Bancorp, Ltd. ..................           152   $      2,648
Cascade Bancorp ........................           252          3,437
Cathay Bancorp, Inc. ...................           305         11,895
CB Bancshares, Inc. ....................            70          2,459
CCBT Financial Cos., Inc. ..............           171          4,475
Centennial Bancorp .....................           429          3,724
Central Coast Bancorp+ .................           146          2,700
Century Bancorp, Inc., Class A .........            67          1,778
Charter Financial Corp. ................            83          2,329
Chemical Financial Corp. ...............           454         13,102
Chittenden Corp. .......................           595         17,612
City Bank ..............................           149          4,312
City Holding Co. .......................           336          8,649
Coastal Financial Corp. ................           165          2,234
Cobiz, Inc. ............................           146          2,351
Columbia Bancorp .......................           112          2,113
Columbia Banking Systems, Inc.+ ........           269          2,978
Community Bank Systems, Inc. ...........           229          6,785
Community Banks, Inc. ..................           153          4,107
Community First Bankshares, Inc. .......           799         22,276
Community Trust Bancorp, Inc. ..........           231          6,214
Corus Bankshares, Inc. .................           179          7,842
CVB Financial Corp. ....................           525         11,518
Dime Community Bancshares ..............           449          9,618
East-West Bancorp, Inc. ................           477         16,103
F&M Bancorp ............................           218          6,889
Farmers Capital Bank Corp. .............           119          3,971
Fidelity Bankshares, Inc. ..............           312          5,554
Financial Institutions, Inc. ...........           154          4,181
First Bancorp NA .......................           142          3,509
First BanCorp. .........................           447         17,040
First Banks America, Inc.+ .............            13            522
First Busey Corp. ......................           180          4,081
First Charter Corp. ....................           618         10,240
First Citizens BancShares, Inc., Class
 A .....................................           118         12,390
First Commonwealth Financial Corp. .....         1,176         14,571
First Community Bancorp ................           143          4,128
First Community Bancshares, Inc. .......           176          5,185
First Defiance Financial Corp. .........           102          1,751
First Essex Bancorp, Inc. ..............           130          4,296
First Federal Capital Corp. ............           342          6,645
First Financial Bancorp ................           718         12,788
First Financial Bankshares, Inc. .......           250          9,110
First Financial Corp. ..................           134          6,492
First Financial Holdings, Inc. .........           273          7,390
First Indiana Corp. ....................           234          4,289
First Merchants Corp. ..................           296          7,300
First National Corp. ...................           136          3,754
First Niagara Financial Group, Inc. ....           186          5,876
First Oak Brook Bancshares, Inc. .......            81          2,408
First of Long Island Corp. .............            70          2,327

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164

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
First Place Financial Corp. ............           259   $      3,621
First Republic Bancorp, Inc.+ ..........           207          4,502
First South Bancorp, Inc. ..............            59          2,103
First State Bancorporation .............            87          2,145
FirstFed America Bancorp, Inc. .........           147          3,541
FirstFed Financial Corp.+ ..............           343          8,832
Flagstar Bancorp, Inc. .................           273          5,651
Flushing Financial Corp. ...............           200          3,336
FNB Corp. ..............................           113          3,471
Franklin Financial Corp. ...............            57          1,404
Fremont General Corp. ..................         1,168          5,723
Frontier Financial Corp. ...............           319          8,128
GBC Bancorp ............................           153          2,971
German American Bancorp ................           186          3,162
Glacier Bancorp, Inc. ..................           314          7,153
Gold Banc Corp., Inc. ..................           593          5,752
Granite State Bankshares, Inc. .........            99          3,345
Great Southern Bancorp, Inc. ...........           109          4,083
Hancock Holding Co. ....................           270         12,684
Hanmi Financial Corp.+ .................           174          2,610
Harbor Florida Bancshares, Inc. ........           428          8,753
Harleysville National Corp. ............           383          9,266
Hawthorne Financial Corp.+ .............           134          3,538
Hibernia Corp., Class A ................        16,600        331,834
Hudson River Bancorp, Inc. .............           310          7,486
Humboldt Bancorp .......................           215          2,576
Iberiabank Corp. .......................           116          4,365
Independent Bank Corp. (MA) ............           244          4,851
Independent Bank Corp. (Mich.) .........           237          7,845
Integra Bank Corp. .....................           305          5,496
Interchange Financial Services Corp. ...           170          2,813
International Bancshares Corp. .........           457         17,773
Irwin Financial Corp. ..................           303          5,151
Itla Capital Corp.+ ....................            97          2,928
Lakeland Bancorp, Inc. .................           224          3,819
Lakeland Financial Corp. ...............            97          2,298
Leeds Federal Bankshares, Inc. .........            26            822
Local Financial Corp.+ .................           383          5,289
LSB Bancshares, Inc. ...................           168          2,762
Macatawa Bank Corp. ....................           131          2,414
MAF Bancorp, Inc. ......................           380         11,742
Main Street Banks, Inc. ................           209          3,873
Mainsource Financial Group, Inc. .......           108          2,569
MASSBANK Corp. .........................            80          2,395
MCG Capital Corp. ......................           445          5,865
Medford Bancorp, Inc. ..................           131          4,578
Merchants Bancshares, Inc. .............            84          2,075
Mid-State Bancshares ...................           487          7,987
Midwest Banc Holdings, Inc. ............           185          3,532
Mississippi Valley Bankshares, Inc. ....           113          5,630
Nara Bancorp, Inc. .....................            84          1,451

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                                                                             165

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
NASB Financial, Inc. ...................            64   $      1,331
National City Corp. ....................         5,600        159,768
National Penn Bancshares, Inc. .........           354          9,898
NBT Bancorp, Inc. ......................           599         10,345
Northwest Bancorp, Inc. ................           218          2,775
OceanFirst Financial Corp. .............           210          4,326
Old Second Bancorp, Inc. ...............           141          5,383
Omega Financial Corp. ..................           163          5,501
Oriental Financial Group ...............           246          5,412
Pacific Capital Bancorp ................           706         19,174
Pacific Northwest Bancorp ..............           304          8,278
Pacific Union Bank+ ....................           213          2,388
Parkvale Financial Corp. ...............            91          2,143
Partners Trust Financial Group, Inc. ...           129          1,802
Peapack Gladstone Financial Corp. ......            63          4,095
Pennrock Financial Services Corp. ......           136          3,944
Peoples Bancorp, Inc. ..................           156          4,009
Peoples Holding Co. ....................           108          4,401
PFF Bancorp, Inc. ......................           228          6,320
Port Financial Corp. ...................            94          3,761
PrivateBancorp, Inc. ...................            77          2,354
Prosperity Bancshares, Inc. ............           224          3,815
Provident Bancorp, Inc. ................            63          1,792
Provident Bankshares Corp. .............           482         10,402
Quaker City Bancorp, Inc.+ .............           106          3,516
R&G Financial Corp., Class B ...........           287          6,262
Republic Bancorp, Inc. .................           951         12,363
Republic Bancorp, Inc., Class A ........           138          1,552
Republic Bancshares, Inc.+ .............            96          1,866
Riggs National Corp. ...................           283          4,044
Royal Bancshares of Pennsylvania,
 Inc. ..................................            97          1,775
S&T Bancorp, Inc. ......................           529         13,320
S.Y. Bancorp, Inc. .....................           110          3,820
Sandy Spring Bancorp, Inc. .............           295          9,086
Santander Bancorp ......................           168          2,318
Seacoast Banking Corp. of Florida ......           208          3,989
Seacoast Financial Services Corp. ......           490          9,834
Second Bancorp, Inc. ...................           168          4,491
Silicon Valley Bancshares, Inc.+ .......         2,300         38,939
Simmons First National Corp., Class
 A .....................................           139          5,168
South Financial Group, Inc. ............           808         17,041
Southwest Bancorp of Texas, Inc.+ ......           565         20,572
Southwest Bancorp, Inc. ................            98          2,465
St. Francis Capital Corp. ..............           142          3,267
State Bancorp, Inc. ....................           144          2,556
Staten Island Bancorp, Inc. ............         1,110         19,314
Sterling Bancorp .......................           173          4,590
Sterling Bancshares, Inc. ..............           762          9,959
Sterling Financial Corp. (PA) ..........           335          7,816
Sterling Financial Corp. (Spokane)+ ....           235          4,261
Suffolk Bancorp ........................           237          7,631

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166

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Summit Bankshares, Inc. ................           101   $      2,126
Sun Bancorp, Inc. ......................            94          2,113
Sun Bancorp, Inc.+ .....................           125          1,658
Superior Financial Corp. ...............           137          2,576
Susquehanna Bancshares, Inc. ...........           789         17,082
Texas Regional Bancshares, Inc., Class
 A .....................................           445         14,903
Three Rivers Bancorp, Inc. .............           170          2,720
Tompkins Trustco, Inc. .................           146          6,263
TriCo Bancshares .......................            96          2,429
Troy Financial Corp. ...................           167          4,355
Trust Co Bank Corp. NY .................         1,451         15,349
Trust Co. of New Jersey ................           371          9,442
U.S.B. Holding Co., Inc. ...............           242          4,460
UCBH Holdings, Inc. ....................           362         14,245
UMB Financial Corp. ....................           326         12,727
Umpqua Holdings Corp. ..................           400          6,572
Union Bankshares Corp. .................           149          3,715
United Bankshares, Inc. ................           730         21,177
United Community Banks, Inc.+ ..........           329          7,995
United Community Financial Corp. .......           628          5,558
United National Bancorp ................           326          6,709
Unizan Financial Corp. .................           444          8,515
VIB Corp.+ .............................           233          3,488
Virginia Financial Group, Inc. .........           143          4,294
W Holding Co., Inc. ....................           801         13,056
Wachovia Corp. .........................         5,200        169,988
Warwick Community Bancorp, Inc. ........            77          2,079
Washington Trust Bancorp, Inc. .........           264          5,211
Waypoint Financial Corp. ...............           758         12,780
WesBanco, Inc. .........................           428         10,191
West Coast Bancorp .....................           311          4,709
Westfield Financial, Inc. ..............            95          1,434
Willow Grove Bancorp, Inc. .............            92          1,086
Wintrust Financial Corp. ...............           297          8,509
WSFS Financial Corp. ...................           155          4,340
Yardville National Bancorp .............           114          1,937

FINANCIAL SERVICES -- 2.3%
Acacia Research Corp.+ .................           393          1,561
Actrade Financial Technologies,
 Ltd.+(1) ..............................           144            181
Advanta Corp., Class B .................           446          4,607
Advisory Board Co.+ ....................            97          2,871
American Capital Strategies, Ltd. ......           769         14,488
American Financial Holdings, Inc. ......           471         14,323
American Home Mtg. Holdings, Inc. ......           178          1,963
Anworth Mtg. Asset Corp. ...............           247          3,011
Apex Mtg. Capital, Inc. ................           585          6,546
Arrow Financial Corp. ..................           124          3,553
Bank of Granite Corp. ..................           277          4,986
Berkshire Hill Bancorp, Inc. ...........           121          2,844
BKF Capital Group, Inc.+ ...............           113          2,382

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
BostonFed Bancorp, Inc. ................            83   $      2,489
California First National Bancorp ......            73            986
Capstead Mtg. Corp. ....................           194          4,010
Century Business Services, Inc.+ .......         1,577          4,179
CFS Bancorp, Inc. ......................           243          3,426
Charles Schwab Corp. ...................         9,000         78,300
Charter Municipal Mtg. Acceptance
 Co. ...................................           826         14,554
Citizens First Bancorp, Inc. ...........           180          3,235
Clark/Bardes, Inc.+ ....................           288          5,124
Coastal Bancorp, Inc. ..................            80          2,211
Commercial Federal Corp. ...............           904         19,680
Commonwealth Bancorp, Inc. .............           150          6,900
CompuCredit Corp.+ .....................           341          1,807
Concord EFS, Inc.+ .....................         2,800         44,464
Connecticut Bancshares, Inc. ...........           227          8,406
CPB, Inc. ..............................           138          6,371
Credit Acceptance Corp.+ ...............           271          2,222
DVI, Inc.+ .............................           252          1,210
eSPEED, Inc., Class A+ .................           453          4,602
Euronet Worldwide, Inc+ ................           290          1,459
Federal Agricultural Mtg. Corp., Class
 C+ ....................................           157          4,633
Financial Federal Corp.+ ...............           230          7,326
First Sentinel Bancorp, Inc. ...........           501          6,779
Friedman, Billings, Ramsey Group, Inc.,
 Class A+ ..............................           303          3,069
Gabelli Asset Management, Inc., Class
 A+ ....................................           121          3,588
Gladstone Capital Corp. ................           177          2,988
iDine Rewards Network, Inc.+ ...........           285          2,636
Jefferies Group, Inc. ..................           387         14,768
Knight Trading Group, Inc.+ ............         1,633          6,124
Lehman Brothers Holdings, Inc. .........         2,600        127,530
Lending Tree, Inc.+ ....................           128          1,887
MB Financial, Inc. .....................           228          7,638
Metris Cos., Inc. ......................           655          1,513
NBC Capital Corp. ......................           133          3,338
NCO Group, Inc.+ .......................         4,973         56,642
New Century Financial Corp. ............           311          7,277
Ocwen Financial Corp.+ .................           745          2,161
Pennfed Financial Services, Inc. .......            99          2,722
PRG Shultz International, Inc.+ ........         4,410         54,596
Saxon Capital, Inc.+ ...................           561          6,210
SLM Corp. ..............................         1,700        158,338
SoundView Technology Group, Inc.+ ......         1,491          1,938
SWS Group, Inc. ........................           274          3,357
Union Acceptance Corp., Class A+ .......           197            794
Universal American Financial Corp.+ ....           471          2,308
Westcorp ...............................           237          4,740
WFS Financial, Inc.+ ...................           135          2,800
World Acceptance Corp.+ ................           213          1,687

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168

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 0.8%
Alfa Corp. .............................           699   $      8,563
American Physicians Capital, Inc.+ .....           199          3,355
Argonaut Group, Inc. ...................           434          7,486
Baldwin & Lyons, Inc., Class B .........           110          2,405
Ceres Group, Inc.+ .....................           379            731
Citizens, Inc.+ ........................           457          4,104
CNA Surety Corp. .......................           305          4,026
Commerce Group, Inc. ...................           496         16,051
Conseco, Inc.+ .........................         6,489            493
Crawford & Co., Class B ................           529          3,338
Delphi Financial Group, Inc., Class
 A .....................................           266          9,688
EMC Insurance Group, Inc. ..............            49            699
FBL Financial Group, Inc., Class A .....           230          4,243
Financial Industries Corp. .............           155          2,365
FPIC Insurance Group, Inc.+ ............           175          1,540
Great American Financial Resources,
 Inc. ..................................           144          2,239
Harleysville Group, Inc. ...............           593         15,566
Hilb, Rogal & Hamilton Co. .............           571         23,554
Horace Mann Educators Corp. ............           707         10,393
Independence Holding Co. ...............            69          1,380
Insurance Auto Auctions, Inc.+ .........           199          3,007
Kansas City Life Insurance Co. .........            77          2,914
LandAmerica Financial Group, Inc. ......           371         12,202
MEEMIC Holdings, Inc.+ .................            16            459
Midland Co. ............................           152          2,558
National Western Life Insurance Co.,
 Class A+ ..............................            47          4,794
Navigators Group, Inc.+ ................            85          1,723
NYMAGIC, Inc.+ .........................            30            433
Odyssey Re Holdings Corp. ..............           332          5,514
Ohio Casualty Corp.+ ...................         1,020         16,606
Philadelphia Cons. Holding Corp.+ ......           334          9,853
PICO Holdings, Inc.+ ...................           127          1,397
PMA Capital Corp., Class A .............           525          7,875
Presidential Life Corp. ................           414          5,962
ProAssurance Corp.+ ....................           430          7,267
RLI Corp. ..............................           122          6,545
Selective Insurance Group, Inc. ........           514         11,169
State Auto Financial Corp. .............           257          3,891
Stewart Information Services Corp.+ ....           336          7,174
Triad Guaranty, Inc.+ ..................           156          5,432
UICI+ ..................................           772         12,553
United Fire & Casualty Co. .............           142          4,827
Vesta Insurance Group, Inc. ............           691          1,727
Zenith National Insurance Corp. ........           163          4,306
                                                         ------------
                                                            2,996,786
                                                         ------------

HEALTHCARE -- 16.7%
DRUGS -- 6.2%
Abbott Laboratories ....................         3,600        145,440
Abgenix, Inc.+ .........................         1,564         10,150

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                                                                             169

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Adolor Corp.+ ..........................           627   $      8,791
Aksys, Ltd.+ ...........................           506          2,839
Alexion Pharmaceuticals, Inc.+ .........           362          4,196
Alkermes, Inc.+ ........................         1,098          8,663
Alpharma, Inc., Class A ................         3,891         37,354
American Pharmaceutical Partners,
 Inc.+ .................................           180          2,939
Amylin Pharmaceuticals, Inc.+ ..........         1,226         20,376
Antigenics, Inc.+ ......................           441          3,563
Aphton Corp.+ ..........................           361            809
Applera Corp. -- Celera Genomics
 Group+ ................................         1,375         10,931
Arena Pharmaceuticals, Inc.+ ...........           390          2,184
ARIAD Pharmaceuticals, Inc.+ ...........           580          1,833
Arqule, Inc.+ ..........................           427          2,199
Array Biopharma, Inc.+ .................           384          2,991
Atrix Laboratories, Inc.+ ..............           410          6,068
AVANIR Pharmaceuticals, Class A+ .......         1,170          1,346
Avigen, Inc.+ ..........................           403          3,196
Barr Laboratories, Inc.+ ...............         1,550         96,549
Bio-Technology General Corp.+ ..........         1,170          3,463
BioMarin Pharmaceutical, Inc.+ .........           723          4,186
Biopure Corp.+ .........................           371          1,299
Bradley Pharmaceuticals, Inc.+ .........         2,264         19,833
CIMA Labs, Inc.+ .......................           288          7,243
Columbia Laboratories, Inc.+ ...........           520          2,340
Connetics Corp.+ .......................           614          5,680
Corixa Corp.+ ..........................        12,983         82,182
Cubist Pharmaceuticals, Inc.+ ..........           539          2,754
CuraGen Corp.+ .........................           861          3,633
CV Therapeutics, Inc.+ .................           512         10,706
D & K Healthcare Resources, Inc. .......           260          2,327
Deltagen, Inc.+ ........................           133            200
Digene Corp.+ ..........................           237          1,872
Diversa Corp.+ .........................           487          4,154
Dov Pharmaceutical, Inc.+ ..............         3,700         15,540
Durect Corp.+ ..........................           499          1,547
Endo Pharmaceuticals Holdings, Inc.+ ...        13,223        112,792
Enzo Biochem, Inc.+ ....................           465          6,650
Enzon, Inc.+ ...........................           864         16,623
Eon Labs, Inc.+ ........................         2,897         62,517
Esperion Therapeutics, Inc.+ ...........           585          3,346
Exact Sciences Corp.+ ..................           230          3,075
Exelixis, Inc.+ ........................           909          4,500
First Horizon Pharmaceutical Corp.+ ....           449          2,425
Genencor International, Inc.+ ..........           193          1,835
Genta, Inc.+ ...........................           774          5,008
Geron Corp.+ ...........................           500          1,950
Guilford Pharmaceuticals, Inc.+ ........           488          2,362
Harvard Bioscience, Inc.+ ..............           348          1,054
HealthExtras, Inc.+ ....................           301          1,273
IDEC Pharmaceuticals Corp.+(2) .........         3,850        159,852
ILEX Oncology, Inc.+ ...................         3,853         18,302

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170

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Illumina, Inc.+ ........................           479   $      1,648
ImClone Systems, Inc.+ .................         1,026          8,003
ImmunoGen, Inc.+ .......................           805          2,608
Immunomedics, Inc.+ ....................           821          4,926
Impax Laboratories, Inc.+ ..............           519          2,522
Incyte Genomics, Inc.+ .................         1,345          6,241
Indevus Pharmaceuticals, Inc.+ .........           756          1,134
Inhale Therapeutic Systems, Inc.+ ......         1,112          5,591
Integra LifeSciences Holdings Corp.+ ...           369          5,863
Interpore International, Inc.+ .........           343          2,778
Isis Pharmaceuticals, Inc.+ ............           932          9,190
Kos Pharmaceuticals, Inc.+ .............           104          1,165
Kosan Biosciences, Inc.+ ...............           341          2,230
KV Pharmaceutical Co., Class A+ ........         5,262         99,452
La Jolla Pharmaceutical Co.+ ...........           851          3,625
Lannett Co., Inc.+ .....................            78            784
Ligand Pharmaceuticals, Inc., Class
 B+ ....................................         6,736         45,805
Martek Biosciences Corp.+ ..............         1,100         18,018
Maxygen, Inc.+ .........................           572          3,552
Medarex, Inc.+ .........................         1,395          4,673
Medicines Co.+ .........................         2,075         22,779
Medicis Pharmaceutical Corp., Class
 A+ ....................................         2,500        102,175
MGI Pharma, Inc.+ ......................           507          3,549
Napro Biotherapeutics, Inc.+ ...........           507            568
Neopharm, Inc.+ ........................           228          3,215
Neose Technologies, Inc.+ ..............           220          1,707
Neurocrine Biosciences, Inc.+ ..........           562         23,042
Neurogen Corp.+ ........................           262          2,101
Noven Pharmaceuticals, Inc.+ ...........         7,517         92,008
NPS Pharmaceuticals, Inc.+ .............           514         10,572
Onyx Pharmaceuticals, Inc.+ ............           280          1,198
OSI Pharmaceuticals, Inc.+ .............           724         12,286
Pain Therapeutics, Inc.+ ...............           316          1,255
Parexel International Corp.+ ...........           478          4,063
Penwest Pharmaceuticals Co.+ ...........           281          2,341
Peregrine Pharmaceuticals, Inc.+ .......         1,919            806
Perrigo Co.+ ...........................         1,229         13,064
Pharmaceutical Product Development,
 Inc.+ .................................         7,000        135,380
Pharmaceutical Resources, Inc.+ ........           359         10,045
Pharmacopeia, Inc.+ ....................           473          4,191
Pozen, Inc.+ ...........................           455          2,307
Praecis Pharmaceuticals, Inc.+ .........         1,039          3,107
Priority Healthcare Corp., Class B+ ....           486         12,247
Progenics Pharmaceuticals, Inc.+ .......           156            783
Protein Design Labs, Inc.+ .............         1,778         14,757
Regeneron Pharmaceuticals, Inc.+ .......           673          9,086
Rigel Pharmaceuticals, Inc.+ ...........           522            835
Salix Pharmaceuticals, Ltd.+ ...........           355          2,996
SangStat Medical Corp.+ ................         8,325        173,659
Scios, Inc.+ ...........................           924         23,516
Sepracor, Inc.+ ........................         1,386          7,263

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
SICOR, Inc.+ ...........................        10,200   $    155,142
SuperGen, Inc.+ ........................         3,688          6,380
Syncor International Corp.+ ............           341         10,950
Tanox, Inc.+ ...........................           485          5,093
Theragenics Corp.+ .....................           596          2,622
Triangle Pharmaceuticals, Inc.+ ........           630          1,702
Trimeris, Inc.+ ........................           268         11,966
Tularik, Inc.+ .........................           765          5,240
United Therapeutics Corp.+ .............           309          5,083
Versicor, Inc.+ ........................           429          3,655
VIVUS, Inc.+ ...........................           662          2,860
Zymogenetics, Inc.+ ....................           200          1,600

HEALTH SERVICES -- 4.8%
AdvancePCS+ ............................         1,700         38,301
Alliance Imaging, Inc.+ ................           235          2,811
Allscripts Heathcare Solutions,
 Inc.+ .................................           467          1,336
American Healthways, Inc.+ .............           215          3,477
American Medical Security Group,
 Inc.+ .................................           120          1,697
AMERIGROUP Corp.+ ......................           192          6,442
AmeriPath, Inc.+ .......................           562          8,374
Amsurg Corp.+ ..........................           410         12,370
Angelica Corp. .........................           172          3,696
Anthem, Inc.+ ..........................         1,680        109,200
Apria Healthcare Group, Inc.+ ..........           818         19,272
Beverly Enterprises, Inc.+ .............         1,962          4,748
Bio-Reference Laboratories, Inc.+ ......           150            975
BioReliance Corp.+ .....................            72          1,499
Bruker AXS, Inc.+ ......................           180            378
Centene Corp+ ..........................         3,195         85,274
Cholestech Corp.+ ......................           237          2,458
Cobalt Corp.+ ..........................           188          3,140
Corvel Corp.+ ..........................           129          3,866
Covance, Inc.+ .........................         1,250         24,462
Curative Health Services, Inc.+ ........           206          2,235
Dendrite International, Inc.+ ..........           621          3,918
Diagnostic Products Corp. ..............         3,000        138,000
Dianon Systems, Inc.+ ..................           171          8,090
Drugstore.com, Inc.+ ...................           518            855
Dynacq International, Inc.+ ............           103          1,199
Eclipsys Corp.+ ........................           697          3,541
First Health Group Corp.+ ..............         4,500        122,040
Genesis Health Ventures, Inc.+ .........           559          9,195
Gentiva Health Services, Inc.+ .........           457          3,779
Healthcare Services Group, Inc.+ .......         4,985         67,995
IDX Systems Corp.+ .....................           336          4,170
IMPATH, Inc.+ ..........................           311          4,015
Kindred Healthcare, Inc.+ ..............           228          8,443
LifePoint Hospitals, Inc.+ .............         2,400         74,851
Magellan Health Services, Inc.+ ........           491            128
Matria Healthcare, Inc.+ ...............           120          1,030

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172

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Medcath Corp.+ .........................           124   $      1,401
Medical Staffing Network Holdings,
 Inc.+ .................................           154          2,336
MedQuist, Inc.+ ........................           202          4,740
MIM Corp.+ .............................           462          4,366
Nabi Biopharmaceutic+ ..................           773          4,192
National Healthcare Corp.+ .............           167          2,998
NDCHealth Corp. ........................         5,148         80,051
Odyssey Healthcare, Inc.+ ..............           240          7,188
Omnicell, Inc.+ ........................           286          1,670
Option Care, Inc.+ .....................           258          2,283
PacifiCare Health Systems, Inc.+ .......           703         16,232
PDI, Inc.+ .............................           162            659
Pediatrix Medical Group, Inc.+ .........           479         14,844
PracticeWorks, Inc.+ ...................           310          5,363
Prime Med Services, Inc.+ ..............           255          2,356
Province Healthcare Co.+ ...............         5,557         95,294
QuadraMed Corp.+ .......................           541            979
Radiologix, Inc.+ ......................           382          2,445
RehabCare Group, Inc.+ .................           346          8,003
Renal Care Group, Inc.+ ................         3,000         98,670
Res-Care, Inc.+ ........................         4,105         20,361
Select Medical Corp.+ ..................           349          4,991
Sierra Health Services, Inc.+ ..........           491          8,808
SonoSite, Inc.+ ........................         3,386         38,871
Specialty Laboratories, Inc.+ ..........           127          1,167
Sunrise Assisted Living, Inc.+ .........           355          7,615
Tenet Healthcare Corp.+ ................         3,700        183,150
U.S. Oncology, Inc.+ ...................         1,471         11,930
U.S. Physical Therapy, Inc.+ ...........           187          1,973
Unilab Corp.+ ..........................           372          7,801
United Surgical Partners International,
 Inc.+ .................................           308          6,807
VCA Antech, Inc.+ ......................           356          4,393
Weight Watchers International, Inc.+ ...         3,900        169,104
Women First Healthcare, Inc.+ ..........           307          1,474

MEDICAL PRODUCTS -- 5.7%
aaiPharma, Inc.+ .......................           224          2,710
ABIOMED, Inc.+ .........................           252            844
Advanced Neuromodulation Systems,
 Inc.+ .................................           177          5,891
Advanced Tissue Sciences, Inc.+ ........         1,470          1,132
ALARIS Medical, Inc.+ ..................           288          1,374
Align Technology, Inc.+ ................           665          1,835
Allos Therapeutics, Inc.+ ..............           463          3,926
American Medical Systems Holdings,
 Inc.+ .................................           391          8,113
Applied Molecular Evolution, Inc.+ .....           303          1,188
Arrow International, Inc. ..............           186          5,984
ArthroCare Corp.+ ......................           440          5,333
AtheroGenics, Inc.+ ....................           504          3,155
Beckman Coulter, Inc. ..................         3,200        123,840
Bentley Pharmaceuticals, Inc.+ .........           245          2,082
Bio-Rad Laboratories, Inc., Class A+ ...         1,235         46,510

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Biosite, Inc.+ .........................           232   $      6,726
Bone Care International, Inc.+ .........           192          1,110
Boston Scientific Corp.+ ...............         5,000        157,800
BriteSmile, Inc.+ ......................           244            183
Bruker Daltonics, Inc.+ ................           226          1,155
Cantel Medical Corp.+ ..................           130          1,313
Cardiac Science, Inc.+ .................         1,104          2,186
CardioDynamics International Corp.+ ....           642          1,836
Cell Genesys, Inc.+ ....................           662          7,977
Cell Therapeutics, Inc.+ ...............         9,299         40,916
Cepheid, Inc.+ .........................           460          1,771
Cerus Corp.+ ...........................           274          4,568
Ciphergen Biosystems, Inc.+ ............           410          1,230
Closure Medical Corp.+ .................           101          1,127
Conceptus, Inc.+ .......................           339          5,187
CONMED Corp.+ ..........................           537         10,821
Cooper Cos., Inc. ......................         1,710         89,775
CryoLife, Inc.+ ........................           323            843
Cyberonics, Inc.+ ......................           437          7,521
Datascope Corp. ........................           241          6,521
Decode Genetics, Inc.+ .................           723          1,591
DENTSPLY International, Inc. ...........         5,550        222,943
Discovery Partners International,
 Inc.+ .................................           336          1,065
DJ Orthopedics, Inc.+ ..................           144            550
Endocardial Solutions, Inc.+ ...........           280            904
Endocare, Inc.+ ........................           361          5,166
Endologix, Inc.+ .......................         2,500          2,500
Epix Medical, Inc.+ ....................           253          1,146
Gene Logic, Inc.+ ......................           536          4,165
Genzyme Corp. -- Genzyme Biosurgery
 Division+ .............................           750          1,402
Haemonetics Corp.+ .....................           358          8,495
Hanger Orthopedic Group, Inc.+ .........         3,286         52,247
HealthTronics Surgical Services,
 Inc.+ .................................           157          1,314
Hologic, Inc.+ .........................           386          3,783
ICU Medical, Inc.+ .....................           212          7,742
IDEXX Laboratories, Inc.+ ..............           636         19,683
IGEN International, Inc.+ ..............           317          9,472
Immucor Corp.+ .........................           183          2,974
INAMED Corp.+ ..........................           241          5,543
InterMune, Inc.+ .......................           504         16,541
Intuitive Surgical, Inc.+ ..............           603          4,818
Invacare Corp. .........................           524         17,947
Inverness Medical Innovations, Inc.+ ...           130          1,234
Johnson & Johnson ......................         1,282         69,331
Kensey Nash Corp.+ .....................           142          2,136
Kyphon, Inc.+ ..........................         7,617        100,544
LabOne, Inc.+ ..........................           102          1,648
Lexicon Genetics, Inc.+ ................           674          2,703
Lifecore Biomedical, Inc.+ .............           200          1,240
Lifeline Systems, Inc.+ ................            84          1,848
Luminex Corp.+ .........................           385          2,710

----------------
174

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Med-Design Corp.+ ......................           169   $        597
Medis Technologies, Ltd.+ ..............           217            928
Medsource Technologies, Inc.+ ..........           165          1,241
Mentor Corp. ...........................           395         12,593
Meridian Medical Technologies, Inc.+ ...            71          2,552
Merit Medical Systems, Inc.+ ...........           232          4,480
Molecular Devices Corp.+ ...............         4,702         58,822
Myriad Genetics, Inc.+ .................           481          7,619
Nastech Pharmaceutical, Inc.+ ..........           156          1,292
Novoste Corp.+ .........................         8,000         37,120
Ocular Sciences, Inc.+ .................         3,737         87,296
OraSure Technologies, Inc.+ ............           521          2,318
Orthofix International NV+ .............         4,400        116,424
Orthologic Corp.+ ......................           642          2,484
PolyMedica Corp.+ ......................           185          4,888
Possis Medical, Inc.+ ..................           340          3,471
PSS World Medical, Inc.+ ...............         1,429          9,503
QLT, Inc.+ .............................         3,500         26,915
QMed, Inc.+ ............................           152          1,062
Quidel Corp.+ ..........................           510          2,280
ResMed, Inc.+ ..........................           610         17,446
Respironics, Inc.+ .....................           613         19,622
Rita Medical Systems, Inc.+ ............           200            878
Sangamo Biosciences, Inc.+ .............           339            668
Seattle Genetics, Inc.+ ................         2,058          6,627
Sequenom, Inc.+ ........................           749          1,153
Serologicals Corp.+ ....................           434          5,811
Sola International, Inc.+ ..............           438          4,402
Sonic Innovations, Inc.+ ...............           218          1,144
SurModics, Inc.+ .......................           271          8,572
Sybron Dental Specialties, Inc.+ .......           759         10,618
Techne Corp.+ ..........................         2,635         86,402
Telik, Inc.+ ...........................           513          6,351
Texas Biotechnology Corp.+ .............           881          2,696
Therasense, Inc.+ ......................           446          6,226
Thoratec Corp.+ ........................           984          7,715
Transkaryotic Therapies, Inc.+ .........         4,155        134,663
TriPath Imaging, Inc.+ .................           443            997
Urologix, Inc.+ ........................           282          1,286
Ventana Medical Systems, Inc.+ .........           256          4,795
Viasys Healthcare, Inc.+ ...............           518          7,977
Vical, Inc.+ ...........................           380            878
Virbac Corp.+ ..........................           173            879
VISX, Inc.+ ............................           961          8,870
Vital Signs, Inc. ......................           114          3,387
West Pharmaceutical Services, Inc. .....           266          5,698
Wright Medical Group, Inc.+ ............           309          5,880
Young Innovations, Inc.+ ...............            91          2,441
Zoll Medical Corp.+ ....................           163          4,955
                                                         ------------
                                                            5,588,507
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 14.9%
AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
AAR Corp. ..............................           508   $      2,413
Armor Holdings, Inc.+ ..................        10,999        164,875
BE Aerospace, Inc.+ ....................           710          3,380
Curtiss-Wright Corp. ...................           209         12,496
DRS Technologies, Inc.+ ................         1,028         38,262
Ducommun, Inc.+ ........................           135          2,377
EDO Corp. ..............................           302          6,768
Engineered Support Systems, Inc. .......           169          9,640
Esterline Technologies Corp.+ ..........           416          6,922
GenCorp, Inc. ..........................           624          6,277
HEICO Corp. ............................           287          3,249
Herley Industries, Inc.+ ...............           241          4,475
Integrated Defense Technologies,
 Inc.+ .................................           138          2,719
Kaman Corp., Class A ...................           451          5,525
Moog, Inc., Class A+ ...................           307          8,676
Northrop Grumman Corp. .................         1,100        136,444
Orbital Sciences Corp.+ ................           866          2,944
Raytheon Co. ...........................         3,900        114,270
REMEC, Inc.+ ...........................           907          3,093
Sequa Corp., Class A+ ..................           117          6,096
Sturm Ruger & Co., Inc. ................           390          4,758
Teledyne Technologies, Inc.+ ...........           608         11,041
Triumph Group, Inc.+ ...................           284          7,952
United Defense Industries, Inc.+ .......           424         10,006
United Industrial Corp. ................           191          3,849
Verdian Corp.+ .........................         5,600        139,888

BUSINESS SERVICES -- 8.2%
Aaron Rents, Inc. ......................           287          6,601
ABM Industries, Inc. ...................           753         10,617
Actuant Corp., Class A+ ................           183          6,753
Administaff, Inc.+ .....................           383          1,475
Albany Molecular Research, Inc.+ .......         6,515        110,950
Alderwoods Group, Inc.+ ................           800          5,200
Alico, Inc. ............................            72          2,048
AMERCO+ ................................           199          2,002
APAC Customer Services, Inc.+ ..........           513          1,493
Arbitron, Inc.+ ........................           588         20,051
Aviall, Inc.+ ..........................           372          3,791
Baker Michael Corp.+ ...................           100          1,030
Banta Corp. ............................           497         17,644
Bell Microproducts, Inc.+ ..............           346          1,446
Black Box Corp.+ .......................           406         13,479
Bowne & Co., Inc. ......................           675          6,750
Brady Corp., Class A ...................           367         11,817
Bright Horizons Family Solutions,
 Inc.+ .................................           203          5,664
Building Materials Holdings Corp.+ .....           247          2,890
Cadiz, Inc.+ ...........................           723          2,169
Calgon Carbon Corp. ....................           674          3,896
Casella Waste Systems, Inc., Class
 A+ ....................................           329          2,115
CDI Corp.+ .............................           239          6,250

----------------
176

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Central Parking Corp. ..................           347   $      6,989
Charles River Associates, Inc.+ ........           145          2,407
Chemed Corp. ...........................           196          6,031
CLARCOR, Inc. ..........................           502         15,411
Coinstar, Inc.+ ........................           438         11,292
Consolidated Graphics, Inc.+ ...........           224          3,931
Corinthian Colleges, Inc.+ .............           756         28,531
Cornell Cos., Inc.+ ....................           266          2,115
Corporate Executive Board Co.+ .........         7,438        212,355
CoStar Group, Inc.+ ....................           264          4,752
CPI Corp. ..............................           139          1,911
Cross Country, Inc.+ ...................           649          9,164
Cross Media Marketing Corp.+ ...........           166            125
CUNO, Inc.+ ............................           308          9,502
DiamondCluster International, Inc.,
 Class A+ ..............................           473          1,542
Donaldson Co., Inc. ....................         2,100         72,093
Electro Rent Corp.+ ....................           285          2,759
Embrex, Inc.+ ..........................           142          1,576
EMCOR Group, Inc.+ .....................           293         14,562
Ennis Business Forms, Inc. .............           323          4,215
Exult, Inc.+ ...........................           945          2,788
Federal Signal Corp. ...................           903         16,633
First Consulting Group, Inc.+ ..........         6,162         33,398
Forrester Research, Inc.+ ..............           289          4,326
Freemarkets, Inc.+ .....................           786          3,899
FTI Consulting, Inc.+ ..................         1,668         66,320
Fuel-Tech NV+ ..........................         3,000         12,870
Gaiam, Inc.+ ...........................           105          1,204
Gartner, Inc., Class A+ ................         1,660         13,446
Granite Construction, Inc. .............           645         10,630
Grey Global Group, Inc. ................            14          8,260
Hall, Kinion & Associates, Inc.+ .......           202          1,212
Handleman Co.+ .........................           502          4,593
Harland (John H.) Co. ..................           584         15,856
Heidrick & Struggles International,
 Inc.+ .................................           361          5,484
Hooper Holmes, Inc. ....................        18,376        113,931
Hughes Supply, Inc. ....................           482         14,045
ICT Group, Inc.+ .......................            65          1,316
IMCO Recycling, Inc.+ ..................           240          1,452
Input/Output, Inc.+ ....................           902          4,321
Insituform Technologies, Inc., Class
 A+ ....................................           457          6,558
Integrated Electrical Services,
 Inc.+ .................................           610          2,281
Ionics, Inc.+ ..........................           749         17,834
Iron Mountain, Inc.+ ...................         8,500        212,415
Keith Cos, Inc.+ .......................         1,900         19,950
Kelly Services, Inc., Class A ..........           336          7,281
Kendle International, Inc.+ ............           212          1,420
Kforce, Inc.+ ..........................           388          1,207
Korn/Ferry International+ ..............           755          5,919
Kroll, Inc.+ ...........................           433          8,586
Labor Ready, Inc.+ .....................         4,271         26,993

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Landauer, Inc. .........................           161   $      5,337
Lydall, Inc.+ ..........................           299          3,528
Mail-Well, Inc.+ .......................           568            591
Maximus, Inc.+ .........................           341          7,638
McGrath Rentcorp .......................           183          3,728
MemberWorks, Inc.+ .....................           185          3,223
Mestek, Inc.+ ..........................            64          1,168
Mine Safety Appliances Co. .............           158          6,192
Mobile Mini, Inc.+ .....................           251          3,250
MPS Group, Inc.+ .......................         1,885         10,933
Navigant Consulting Co.+ ...............           781          4,311
New England Business Service, Inc. .....           233          4,928
On Assignment, Inc.+ ...................           424          3,506
Osmonics, Inc.+ ........................           213          2,535
Overstock.com, Inc.+ ...................            60            357
Owens & Minor, Inc. ....................           687          9,817
Paxar Corp.+ ...........................           639          9,291
Paychex, Inc. ..........................         4,500        109,215
Pegasus Solutions, Inc.+ ...............         4,202         44,331
Pre-Paid Legal Services, Inc.+ .........           282          5,606
Princeton Review, Inc.+ ................           318          1,908
Protection One, Inc.+ ..................           239            645
Proxymed, Inc.+ ........................            96          1,452
Quanta Services, Inc.+ .................           644          1,340
R.H. Donnelley Corp.+ ..................           547         13,965
Remedytemp, Inc.+ ......................           105          1,316
Republic Services, Inc., Class A+ ......         8,200        154,160
Resources Connection, Inc.+ ............           381          5,490
Right Management Consultants, Inc.+ ....           221          5,445
Rollins, Inc. ..........................           287          5,568
ScanSource, Inc.+ ......................            92          5,341
SCP Pool Corp.+ ........................           360          9,868
Seminis Inc., Class A+ .................           281            823
Service Corp. International+ ...........         5,894         20,629
SITEL Corp.+ ...........................         1,131          1,979
Sotheby's Holdings, Inc., Class A+ .....           895          6,265
SOURCECORP, Inc.+ ......................           301          6,143
Spherion Corp.+ ........................         1,178          8,305
StarTek, Inc.+ .........................           208          4,578
Stericycle, Inc.+ ......................         4,976        168,786
Stewart Enterprises, Inc., Class A+ ....         1,938          9,884
TeleTech Holdings, Inc.+ ...............        12,380         77,375
Tetra Tech, Inc.+ ......................         4,028         32,184
TRC Cos., Inc.+ ........................         3,673         62,992
U.S. Industries, Inc.+ .................         1,323          3,109
United Stationers, Inc.+ ...............           602         15,833
Universal Display Corp.+ ...............           315          1,893
UNOVA, Inc.+ ...........................           830          4,084
URS Corp.+ .............................           290          4,805
ValueVision Media , Inc., Class A+ .....           404          4,751
Volt Information Sciences, Inc.+ .......           158          2,394

----------------
178

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Wackenhut Corrections Corp.+ ...........           173   $      1,962
Waste Connections, Inc.+ ...............        11,852        412,331
Waste Management, Inc. .................         5,200        121,264
Watsco, Inc. ...........................           339          4,848
Watson Wyatt & Co. Holdings+ ...........           402          8,040
WESCO International, Inc.+ .............           287          1,234

ELECTRICAL EQUIPMENT -- 0.9%
A.O. Smith Corp. .......................         4,430        125,901
Active Power, Inc.+ ....................           675            904
Acuity Brands, Inc. ....................           830         10,176
Advanced Energy Industries, Inc.+ ......           329          2,928
AMETEK, Inc. ...........................           665         19,365
Artesyn Technologies, Inc.+ ............           592            894
Asyst Technologies, Inc.+ ..............           771          4,657
Axcelis Technologies, Inc.+ ............         1,960          9,565
AXT, Inc.+ .............................         2,172          4,518
Baldor Electric Co. ....................           610         11,651
Belden, Inc. ...........................           457          6,133
Butler Manufacturing Co. ...............           107          2,311
C&D Technologies, Inc. .................           516          7,565
Cabot Microelectronics Corp.+ ..........           457         17,019
Capstone Turbine Corp.+ ................         1,550            914
ElkCorp ................................           388          6,623
Franklin Electric Co., Inc. ............           125          5,344
General Cable Corp. ....................           667          2,568
LeCroy Corp.+ ..........................           164          1,469
Littelfuse, Inc.+ ......................           392          6,593
Otter Tail Corp. .......................           502         13,223
Power-One, Inc.+ .......................         1,085          3,233
Roper Industries, Inc. .................           583         20,113
Vicor Corp.+ ...........................           398          2,846

MACHINERY -- 1.3%
Alamo Group, Inc. ......................           120          1,483
Albany International Corp., Class A ....           478          9,073
Applied Industrial Technologies,
 Inc. ..................................           384          6,509
Astec Industries, Inc.+ ................           300          3,234
Briggs & Stratton Corp. ................           435         16,330
Brooks Pri Automation, Inc.+ ...........           681          7,777
Cascade Corp.+ .........................           187          2,627
Cognex Corp.+ ..........................           677          9,417
Columbus McKinnon Corp.+ ...............           248          1,305
CTB International Corp.+ ...............            74            946
Flow International Corp.+ ..............         5,367         16,530
Gardner Denver, Inc.+ ..................           314          4,933
Global Power Equipment Group, Inc.+ ....           449          2,110
Gorman-Rupp Co. ........................           145          3,379
IDEX Corp. .............................           553         15,788
JLG Industries, Inc. ...................           847          6,818
Joy Global, Inc.+ ......................           868          7,204
Kadant, Inc.+ ..........................           268          3,618

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Kennametal, Inc. .......................           696   $     22,356
Kulicke & Sofa Industries, Inc.+ .......           987          2,961
L.S. Starrett Co., Class A .............           127          1,941
Ladish Co., Inc.+ ......................           182          1,128
Lawson Products, Inc. ..................            93          2,711
Lincoln Electric Holdings, Inc. ........           639         14,275
Lindsay Manufacturing Co. ..............           200          4,846
Lone Star Technologies, Inc.+ ..........           570          6,755
MagneTek, Inc.+ ........................           393          1,258
Manitowoc Co., Inc. ....................           487         13,320
Matthews International Corp., Class
 A .....................................         6,046        141,295
Milacron, Inc. .........................           340          1,533
NACCO Industries, Inc., Class A ........           103          4,099
Nordson Corp. ..........................           449         10,659
Photon Dynamics, Inc.+ .................           338          6,297
Presstek, Inc.+ ........................           614          1,614
Regal-Beloit Corp. .....................           466          7,973
Robbins & Myers, Inc. ..................           196          3,655
Sauer-Danfoss, Inc. ....................           195          1,755
SPS Technologies, Inc.+ ................           249          6,208
Standex International Corp. ............           218          4,421
Stewart & Stevenson Services, Inc. .....           569          5,565
Surebeam Corp., Class A+ ...............         1,270          2,286
Tecumseh Products Co., Class A .........           298         12,504
Tennant Co. ............................           179          5,791
Terex Corp.+ ...........................           796         13,452
Thomas Industries, Inc. ................           291          7,217
Toro Co. ...............................           250         14,063
Wabtec Corp. ...........................           691          9,729

MULTI-INDUSTRY -- 0.1%
ESCO Technologies, Inc.+ ...............           241          7,784
Griffon Corp.+ .........................           527          5,613
Plexus Corp.+ ..........................           842          7,788
Quixote Corp. ..........................           128          2,362
Tredegar Corp. .........................           515          8,626
Trinity Industries, Inc. ...............           713         11,736

TRANSPORTATION -- 2.2%
Airborne, Inc. .........................           967         10,966
Alexander & Baldwin, Inc. ..............           819         18,223
Arkansas Best Corp.+ ...................         2,731         78,355
Atlas Air Worldwide Holdings, Inc.+ ....           326            786
Covenant Transport, Inc., Class A+ .....           114          1,995
EGL, Inc.+ .............................         5,796         63,814
Florida East Coast Industries, Inc.,
 Class A ...............................           459         10,832
Forward Air Corp.+ .....................           231          4,181
Genesee & Wyoming, Inc., Class A+ ......           234          5,206
Gulfmark Offshore, Inc.+ ...............           272          4,706
Heartland Express, Inc.+ ...............         7,951        149,002
Interpool, Inc. ........................           108          1,298
J.B. Hunt Transport Services, Inc.+ ....         4,544        107,011

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180

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Kansas City Southern+ ..................         1,205   $     14,942
Kirby Corp.+ ...........................           372          8,415
Knight Transportation, Inc.+ ...........           483          7,486
Landstar System, Inc.+ .................           308         15,154
Offshore Logistics, Inc.+ ..............           393          7,058
Oshkosh Truck Corp. ....................           305         17,202
Overseas Shipholding Group, Inc. .......           543          8,297
P.A.M. Transportation Services,
 Inc.+ .................................            65          1,240
Pacer International, Inc.+ .............        11,200        127,120
Petroleum Helicopters, Inc.+ ...........            53          1,394
RailAmerica, Inc.+ .....................           570          4,133
Roadway Corp. ..........................           238          8,730
U.S. Xpress Enterprises, Inc., Class
 A+ ....................................           107          1,046
USFreightways Corp. ....................           536         15,372
Werner Enterprises, Inc. ...............           771         14,171
Yellow Corp.+ ..........................           580         17,115
                                                         ------------
                                                            4,961,111
                                                         ------------

INFORMATION & ENTERTAINMENT -- 6.9%
BROADCASTING & MEDIA -- 3.4%
4Kids Entertainment, Inc.+ .............           190          4,509
Acme Communications, Inc.+ .............           184          1,435
Acxiom Corp.+ ..........................         6,900         97,842
ADVO, Inc.+ ............................           377         11,970
Audiovox Corp., Class A+ ...............           333          2,331
Avenue A, Inc.+ ........................         5,600         14,000
Beasley Broadcast Group, Inc., Class
 A+ ....................................           113          1,419
Clear Channel Communications, Inc.+ ....         1,800         62,550
Courier Corp. ..........................            77          2,926
Crown Media Holdings, Inc., Class A+ ...           497          1,739
Fisher Communications, Inc. ............            94          4,418
Fox Entertainment Group, Inc., Class
 A+ ....................................         7,500        165,225
Gray Television, Inc., Class A .........           177          2,381
Insight Communications Co.+ ............           829          7,652
Liberty Corp. ..........................           335         11,993
Liberty Livewire Corp., Class A+ .......            92            144
Lin TV Corp., Class A+ .................         6,400        158,400
LodgeNet Entertainment Corp.+ ..........           222          1,701
Macrovision Corp.+ .....................         4,560         55,769
Mediacom Communications Corp.+ .........         1,078          5,789
Nelson Thomas, Inc.+ ...................           158          1,390
New York Times Co., Class A ............         5,000        227,250
Nextel Partners, Inc., Class A+ ........         1,353          7,279
Paxson Communications Corp.+ ...........           617          1,357
Penton Media, Inc.+ ....................           303             73
Playboy Enterprises, Inc., Class B+ ....           283          2,705
Primedia, Inc.+ ........................         2,618          3,639
Private Media Group, Inc.+ .............           293            691
Pulitzer, Inc. .........................           178          7,414
Radio One, Inc., Class D+ ..............         6,900        113,781

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                                                                             181

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Regent Communications, Inc.+ ...........           531   $      2,697
Saga Communications, Inc., Class A+ ....           294          5,439
Salem Communications Corp., Class A+ ...           174          3,901
Sinclair Broadcast Group, Inc., Class
 A+ ....................................           617          8,453
Sirius Satellite Radio, Inc.+ ..........         1,382          1,382
Spanish Broadcasting System, Inc., Class
 A+ ....................................           720          4,716
Value Line, Inc. .......................            23            897
Westwood One, Inc.+ ....................         3,700        132,275
World Wrestling Federation
 Entertainment, Inc.+ ..................           200          1,674
XM Satellite Radio Holdings, Inc., Class
 A+ ....................................         1,091          4,255
Young Broadcasting, Inc., Class A+ .....           282          2,445

ENTERTAINMENT PRODUCTS -- 0.4%
Acclaim Entertainment, Inc.+ ...........         1,395          1,534
AMC Entertainment, Inc.+ ...............           553          4,092
Applied Films Corp.+ ...................           222          2,429
Championship Auto Racing Teams,
 Inc.+ .................................           220            829
Hollinger International, Inc. ..........         1,041          9,463
Information Holdings, Inc.+ ............         3,205         69,388
JAKKS Pacific, Inc.+ ...................           465          5,170
Johnson Outdoors, Inc., Class A+ .......            77            809
Journal Register Co.+ ..................           543         10,236
Marvel Enterprises, Inc.+ ..............           338          2,366
Midway Games, Inc.+ ....................           549          3,009
Multimedia Games, Inc.+ ................           205          4,037
ParkerVision, Inc.+ ....................           169          1,910
Steinway Musical Instruments, Inc.+ ....            87          1,335
Universal Electronics, Inc.+ ...........           281          2,515

LEISURE & TOURISM -- 3.1%
AFC Enterprises, Inc.+ .................           290          5,855
AirTran Holdings, Inc.+ ................         1,266          3,937
Alaska Air Group, Inc.+ ................           487          8,620
Alliance Gaming Corp.+ .................           850         13,081
Ambassadors Group, Inc.+ ...............           107          1,575
Ameristar Casinos, Inc.+ ...............           208          3,944
Arctic Cat, Inc. .......................           316          4,411
Arden Group, Inc., Class A+ ............            22          1,221
Argosy Gaming Co.+ .....................           504         11,572
ATA Holdings Corp.+ ....................            70            238
Atlantic Coast Airlines Holdings,
 Inc.+ .................................         3,915         36,214
Aztar Corp.+ ...........................           690          9,115
Bally Total Fitness Holding Corp.+ .....           620          6,144
Benihana, Inc., Class A+ ...............            98          1,215
Bob Evans Farms, Inc. ..................           706         16,732
Boca Resorts, Inc., Class A+ ...........           570          5,814
Boyd Gaming Corp.+ .....................           623         11,631
Buca, Inc.+ ............................           300          2,400
California Pizza Kitchen, Inc.+ ........           287          6,604
Carmike Cinemas, Inc.+ .................            47            846
Champps Entertainment, Inc+ ............           164          1,284
Checkers Drive-In Restaurants, Inc.+ ...           166          1,328

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182

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Chicago Pizza & Brewery, Inc.+ .........           212   $      1,461
Choice Hotels International, Inc.+ .....           450         10,400
Churchill Downs, Inc. ..................           117          4,271
CKE Restaurants, Inc.+ .................         1,020          4,080
Dave & Buster's, Inc.+ .................           221          2,477
Dover Downs Gaming & Entertainment,
 Inc. ..................................           200          1,628
Dover Motorsports, Inc. ................           308          1,232
Escalade, Inc.+ ........................            76          1,509
ExpressJet Holdings, Inc.+ .............           602          5,538
Frontier Airlines, Inc.+ ...............         2,941         14,352
Gaylord Entertainment Co.+ .............           443          8,382
Hollywood Casino Corp., Class A+ .......           208          2,513
IHOP Corp.+ ............................           396          9,544
Isle of Capri Casinos, Inc.+ ...........           294          4,904
Jack in the Box, Inc.+ .................         4,736        107,981
K2, Inc.+ ..............................           358          2,828
La Quinta Corp.+ .......................         2,754         13,219
Landry's Seafood Restaurants, Inc. .....           441          9,962
Lone Star Steakhouse & Saloon, Inc. ....           382          8,018
Luby's, Inc.+ ..........................           452          2,224
Magna Entertainment Corp., Class A+ ....           891          4,845
Marcus Corp. ...........................           395          5,175
Marine Products Corp. ..................           129          1,369
Marinemax, Inc.+ .......................           144          1,297
McDonald's Corp. .......................         7,100        125,386
Mesa Air Group, Inc.+ ..................         9,119         33,284
Mesaba Holdings, Inc.+ .................           192          1,044
Midwest Express Holdings, Inc.+ ........           266          1,064
Monaco Coach Corp.+ ....................           483          9,674
Monarch Casino & Resort, Inc.+ .........            68            906
MTR Gaming Group, Inc.+ ................           422          3,887
Navigant International, Inc.+ ..........           246          2,583
O' Charley's, Inc.+ ....................           313          5,866
P.F. Chang's China Bistro, Inc.+ .......           320          9,290
Panera Bread Co., Class A+ .............           462         12,474
Papa John's International, Inc.+ .......           275          8,011
Penn National Gaming, Inc.+ ............           608         11,479
Pinnacle Entertainment, Inc.+ ..........           486          3,572
Prime Hospitality Corp.+ ...............           909          7,454
Rare Hospitality International,
 Inc.+ .................................           398          9,321
Red Robin Gourmet Burgers, Inc.+ .......         3,400         35,122
Ryan's Family Steak Houses, Inc.+ ......           892         10,856
Scientific Games Corp., Class A+ .......           870          5,830
Shuffle Master, Inc.+ ..................         4,154         77,306
SkyWest, Inc. ..........................         8,600        112,660
Sonic Corp.+ ...........................           725         16,747
Speedway Motorsports, Inc.+ ............           277          6,523
Station Casinos, Inc.+ .................           695         11,822
Steak n Shake Co.+ .....................           457          5,027
Steiner Leisure, Ltd.+ .................         6,600         80,850
Thor Industries, Inc. ..................           302         10,498

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Triarc Cos., Inc.+ .....................           269   $      6,104
UAL Corp.+ .............................         1,124          2,405
US Airways Group, Inc.+ ................         1,432            823
Vail Resorts, Inc.+ ....................           167          2,365
WMS Industries, Inc.+ ..................           441          6,218
Wyndham International, Inc., Class
 A+ ....................................         3,002          1,021
Zomax, Inc.+ ...........................           588          2,293
                                                         ------------
                                                            2,289,783
                                                         ------------

INFORMATION TECHNOLOGY -- 17.1%
COMMUNICATION EQUIPMENT -- 0.5%
Aether Systems, Inc.+ ..................           720          1,930
American Tower Corp., Class A+ .........         3,239          5,150
ANADIGICS, Inc.+ .......................           614          1,308
Dycom Industries, Inc.+ ................           956          8,757
Marvell Technology Group, Ltd.+ ........         9,000        142,650
Netro Corp.+ ...........................           171            350
Packeteer, Inc.+ .......................           453          1,359
Palm, Inc.+ ............................        11,623          8,601
Paradyne Networks, Inc.+ ...............           547            727

COMPUTER SERVICES -- 1.9%
Affiliated Computer Services, Inc.,
 Class A+ ..............................         4,300        182,965
American Management Systems, Inc.+ .....           784          9,980
Answerthink, Inc.+ .....................           936          1,357
Anteon International Corp.+ ............           296          8,045
Aspen Technology, Inc.+ ................           707          2,121
BARRA, Inc.+ ...........................           317          8,660
CACI International, Inc., Class A+ .....         4,468        158,391
Catapult Communications Corp.+ .........           102            995
CCC Information Services Group,
 Inc.+ .................................           248          3,241
CIBER, Inc.+ ...........................         1,051          6,106
Cognizant Technology Solutions
 Corp.+ ................................           162          9,310
CompuCom Systems, Inc.+ ................           460          2,650
Computer Horizons Corp.+ ...............           630          2,344
Concurrent Computer Corp.+ .............         1,242          2,832
Covansys Corp.+ ........................           384            653
Digital Insight Corp.+ .................           564          8,866
Digital River, Inc.+ ...................           534          4,096
Digitas, Inc.+ .........................           187            411
DoubleClick, Inc.+ .....................         4,376         22,493
Dynamics Research Corp.+ ...............           131          1,910
eFunds Corp.+ ..........................           930          8,724
FactSet Research Systems, Inc. .........           418         11,098
Fidelity National Infomation Solutions,
 Inc.+ .................................           263          4,021
FileNET Corp.+ .........................           671          6,945
Fourthstage Technologies, Inc.+ ........             1              0
iGate Corp.+ ...........................           404          1,119
Information Resources, Inc.+ ...........           547          2,029
Inforte Corp.+ .........................           125            640
infoUSA, Inc.+ .........................           509          2,204

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184

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
Keane, Inc.+ ...........................         1,176   $      7,938
Manhattan Associates, Inc.+ ............           388          5,246
Mantech International Corp.+ ...........         2,842         66,676
Manugistics Group, Inc.+ ...............         1,189          3,317
MAPICS, Inc.+ ..........................           292          1,635
Maxtor Corp.+ ..........................         3,992         10,419
MCSi, Inc.+ ............................           443          2,193
Mentor Graphics Corp.+ .................         1,307          6,378
Neoforma, Inc.+ ........................           147          1,386
Netegrity, Inc.+ .......................           535          1,102
Network Associates, Inc.+ ..............           161          1,715
Novadigm, Inc.+ ........................           275            550
Pec Solutions, Inc.+ ...................           166          3,695
Per-Se Technologies, Inc.+ .............           602          5,948
ProBusiness Services, Inc.+ ............           422          2,671
ProcureNet, Inc.(1) ....................           200              0
QRS Corp.+ .............................           277          1,837
Rainbow Technologies, Inc.+ ............           478          1,358
SRA International, Inc.+ ...............           596         17,064
Sykes Enterprises, Inc.+ ...............           490          2,063
Synplicity, Inc.+ ......................           191            823
Syntel, Inc.+ ..........................           108          1,271
Tier Technologies, Inc., Class B+ ......           294          5,563
Tripos, Inc.+ ..........................           144          1,130
Tyler Technologies, Inc.+ ..............           648          2,851

COMPUTER SOFTWARE -- 3.9%
Activision, Inc.+ ......................         4,700        112,471
Actuate Corp.+ .........................           888            861
Adobe Systems, Inc. ....................         4,100         78,310
Altiris, Inc.+ .........................            95            945
Ansys, Inc.+ ...........................           300          5,169
Ascential Software Corp.+ ..............         5,111          9,496
Avid Technology, Inc.+ .................           494          5,088
Borland Software Corp.+ ................         1,216          9,473
BSQUARE Corp.+ .........................         2,100          2,415
Caminus Corp.+ .........................           199            354
Carreker Corp.+ ........................           386          2,366
Computer Programs & Systems, Inc.+ .....            63          1,347
Concord Communications, Inc.+ ..........           315          1,591
Datastream Systems, Inc.+ ..............         4,608         23,040
Documentum, Inc.+ ......................         8,692        100,393
Electronic Arts, Inc.+ .................         3,300        217,668
Embarcadero Technologies, Inc.+ ........           159            666
EPIQ Systems, Inc.+ ....................           198          3,497
FalconStor Software, Inc.+ .............           686          3,341
HPL Technologies, Inc.+ ................           191             10
Hyperion Solutions Corp.+ ..............           671         12,313
Infogrames, Inc.+ ......................           108            240
Informatica Corp.+ .....................         1,145          3,550
Inter-Tel, Inc. ........................           361          7,346

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
InterCept, Inc.+ .......................           296   $      2,927
Intertrust Technologies Corp.+ .........         1,472          4,696
Intuit, Inc.+ ..........................         3,150        143,423
J.D. Edwards & Co.+ ....................         6,400         59,200
JDA Software Group, Inc.+ ..............           559          3,907
Lawson Software, Inc.+ .................           286          1,012
Legato Systems, Inc.+ ..................         1,742          4,804
MapInfo Corp.+ .........................           298          1,177
McData Corp., Class A+ .................         1,271          6,902
MetaSolv, Inc.+ ........................           579            886
Micromuse, Inc.+ .......................         1,502          3,785
MRO Software, Inc.+ ....................           350          3,045
MSC Software Corp.+ ....................           506          4,311
NetIQ Corp.+ ...........................           792         11,484
Netscreen Technologies, Inc.+ ..........           201          2,181
Novell, Inc.+ ..........................         7,272         15,271
Numerical Technologies, Inc.+ ..........         2,791          8,094
ONYX Software Corp.+ ...................           884          1,688
Opnet Technologies, Inc.+ ..............           203          1,285
Parametric Technology Corp.+ ...........         5,229          9,412
PDF Solutions, Inc.+ ...................           242          1,280
Pegasystems, Inc.+ .....................           118            644
Pinnacle Systems, Inc.+ ................         1,176         12,701
PLATO Learning, Inc.+ ..................           327          2,175
Progress Software Corp.+ ...............           630          7,623
Quest Software, Inc.+ ..................           741          6,965
Red Hat, Inc.+ .........................         2,272         10,792
Retek, Inc.+ ...........................         1,049          3,776
Riverdeep Group PLC ADR+ ...............         4,900         30,870
Roxio, Inc.+ ...........................           384          1,164
Sanchez Computer Associates, Inc.+ .....           277            676
ScanSoft, Inc.+ ........................         1,045          3,449
Schawk, Inc. ...........................           152          1,493
SeaChange International, Inc.+ .........           447          3,071
Secure Computing Corp.+ ................           587          1,878
Serena Software, Inc.+ .................           346          4,152
SmartForce Public Ltd. Co. ADR+ ........        21,888         72,229
SonicWall, Inc.+ .......................         1,025          2,819
SpeechWorks International, Inc.+ .......           513          1,180
SPSS, Inc.+ ............................           240          2,777
SS&C Technologies, Inc.+ ...............           156          1,240
Take-Two Interactive Software, Inc.+ ...           755         21,895
THQ, Inc.+ .............................         9,188        191,110
Transaction Systems Architects, Inc.,
 Class A+ ..............................           638          3,956
Ulticom, Inc.+ .........................           213          1,178
Vastera, Inc.+ .........................           644          1,385
Verint Systems, Inc.+ ..................            95            820
Viewpoint Corp.+ .......................           740          1,613
VitalWorks, Inc.+ ......................           711          5,169
Wind River Systems, Inc.+ ..............         1,365          4,395
Witness Systems, Inc.+ .................           278          1,618

----------------
186

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 2.1%
3D Systems Corp.+ ......................           142   $        934
Advanced Digital Information Corp.+ ....        14,751         70,805
August Technology Corp.+ ...............           144            648
Cadence Design Systems, Inc.+ ..........             1             10
Compx International, Inc. ..............            76            705
Cray, Inc.+ ............................        19,922         78,692
Daisytek International Corp.+ ..........           352          4,576
Digimarc Corp.+ ........................           177          2,066
Drexler Technology Corp.+ ..............           668          9,713
DucoCorp International, Inc.+ ..........           156          1,688
Echelon Corp.+ .........................         4,306         37,462
Electronics for Imaging, Inc.+ .........         1,091         16,278
General Binding Corp.+ .................           115          1,823
Global Imaging Systems, Inc.+ ..........           159          3,002
Handspring, Inc.+ ......................           864            812
Hutchinson Technology, Inc.+ ...........           503          8,124
Identix, Inc.+ .........................         1,685         10,026
Imagistics International, Inc.+ ........           357          6,194
InFocus Corp.+ .........................           739          5,631
Integral Systems, Inc.+ ................           184          3,516
Interface, Inc., Class A ...............           878          3,477
Intergraph Corp.+ ......................         9,404        160,714
Iomega Corp.+ ..........................         1,027         10,979
Kronos, Inc.+ ..........................           394          9,704
Lexar Media, Inc.+ .....................           654          1,733
Magma Design Automation, Inc.+ .........           370          3,300
Mercury Computer Systems, Inc.+ ........         1,435         33,866
MICROS Systems, Inc.+ ..................         3,029         70,243
MTS Systems Corp. ......................           423          4,005
Netscout Systems, Inc.+ ................           359          1,314
Nuance Communications, Inc.+ ...........           578            983
NYFIX, Inc.+ ...........................           496          1,929
Overland Storage, Inc.+ ................           150          1,629
Pomeroy Computer Resources+ ............           199          1,960
Quantum Corp.+ .........................         2,600          5,746
Radiant Systems, Inc.+ .................           342          2,736
RadiSys Corp.+ .........................         8,874         35,141
Redback Networks, Inc.+ ................         2,701            837
SanDisk Corp.+ .........................         1,213         15,902
SCM Microsystems, Inc.+ ................           308          1,217
Silicon Graphics, Inc.+ ................         3,798          3,114
Silicon Storage Technology, Inc.+ ......         7,148         27,949
Simpletech, Inc.+ ......................           141            300
SONICblue, Inc.+ .......................         1,724            414
Standard Register Co. ..................           345          8,280
StorageNetworks, Inc.+ .................         1,329          1,661
Synaptics, Inc.+ .......................            95            457
Systems & Computer Technology Corp.+ ...           622          4,354
Talx Corp. .............................           249          3,279
Tivo, Inc.+ ............................           368          1,325
Virage Logic Corp.+ ....................           216          2,037

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS
 EQUIPMENT (CONTINUED)
Virco Manufacturing Corp. ..............           101   $        982
Wallace Computer Services, Inc. ........           744         13,132
Western Digital Corp.+ .................         3,853         18,109

ELECTRONICS -- 4.4%
Actel Corp.+ ...........................           423          4,399
ADE Corp.+ .............................           187            787
Advanced Power Technology, Inc.+ .......           106            412
Aeroflex, Inc.+ ........................         1,203          6,063
Alliance Semiconductor Corp.+ ..........           480          1,824
American Superconductor Corp.+ .........           411          1,110
Analogic Corp. .........................         2,835        118,758
Artisan Components, Inc.+ ..............           302          2,751
AstroPower, Inc.+ ......................         5,174         36,735
ATMI, Inc.+ ............................         6,540         92,214
BEI Technologies, Inc. .................           220          2,420
Bel Fuse, Inc., Class B ................           196          4,204
Benchmark Electronics, Inc.+ ...........           459          9,662
Caliper Technologies Corp.+ ............           491          2,057
Checkpoint Systems, Inc.+ ..............           647          7,990
ChipPAC, Inc., Class A+ ................           848          1,814
Cirrus Logic, Inc.+ ....................         1,457          3,715
Coherent, Inc.+ ........................         7,778        141,949
Cohu, Inc. .............................           415          4,690
Concord Camera Corp.+ ..................           487          2,269
Credence Systems Corp.+ ................         1,213         10,505
Cree, Inc.+ ............................         1,462         18,275
CTS Corp. ..............................           597          2,746
Cubic Corp. ............................           304          5,168
Daktronics, Inc.+ ......................           285          2,733
DDI Corp.+ .............................           960            134
Dionex Corp.+ ..........................         1,148         29,343
DSP Group, Inc.+ .......................           539          8,656
DuPont Photomasks, Inc.+ ...............           241          5,490
Electro Scientific Industries, Inc.+ ...           549          8,142
Electroglas, Inc.+ .....................           425            850
EMCORE Corp.+ ..........................           487            740
Encore Wire Corp.+ .....................           270          2,376
Energy Conversion Devices, Inc.+ .......           295          3,201
Entegris, Inc.+ ........................           915          7,110
ESS Technology, Inc.+ ..................         1,543          9,489
Exar Corp.+ ............................           782          9,032
Excel Technology, Inc.+ ................           174          3,273
FEI Co.+ ...............................           487          7,037
FLIR Systems, Inc.+ ....................         1,395         48,616
FSI International, Inc.+ ...............           591          1,808
Genesis Microchip, Inc.+ ...............           614          4,709
GlobespanVirata, Inc.+ .................         2,393          5,647
GrafTech International, Ltd.+ ..........         1,135          8,229
Helix Technology Corp. .................           519          5,008
II-VI, Inc.+ ...........................           220          2,937

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188

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Imation Corp.+ .........................           698   $     19,774
Integrated Silicon Solutions, Inc.+ ....           533          1,588
Intermagnetics General Corp.+ ..........           291          4,967
Invision Technologies, Inc.+ ...........           233          7,458
Itron, Inc.+ ...........................           422          7,761
IXYS Corp.+ ............................           250          1,258
Keithley Instruments, Inc. .............           121          1,470
Kopin Corp.+ ...........................         1,389          4,834
Lattice Semiconductor Corp.+ ...........         9,115         56,695
LTX Corp.+ .............................           909          4,145
Manufacturers Services, Ltd.+ ..........           283            764
Mattson Technology, Inc.+ ..............           421            695
MEMC Electronic Materials, Inc.+ .......           407          1,351
Merix Corp.+ ...........................           276          2,249
Methode Electronics, Class A ...........           689          6,325
Microsemi Corp.+ .......................           578          3,243
Microtune, Inc.+ .......................           877          2,114
MIPS Technologies, Inc., Class A+ ......           709            942
Monolithic Systems Technology, Inc.+ ...         4,957         49,570
Mykrolis, Corp.+ .......................           795          4,889
Nanometrics, Inc.+ .....................           142            378
Nassda Corp.+ ..........................            95            496
New Focus, Inc.+ .......................         1,331          3,594
Novellus Systems, Inc.+ ................         4,800         99,888
Nu Horizons Electronics Corp.+ .........           292          1,752
Oak Technology, Inc.+ ..................        10,016         31,851
Omnivision Technologies, Inc.+ .........           397          2,581
ON Semiconductor Corp.+ ................           557            696
OSI Systems, Inc.+ .....................           131          2,267
Park Electrochemical Corp. .............           339          5,661
Pericom Semiconductor Corp.+ ...........           397          3,422
Phoenix Technologies, Ltd.+ ............         4,515         32,734
Photronics, Inc.+ ......................           525          5,282
Pioneer Standard Electronics, Inc. .....           602          4,358
Pixelworks, Inc.+ ......................           667          3,435
Planar Systems, Inc.+ ..................         2,361         37,634
PLX Technology, Inc.+ ..................           337            381
Powell Industries, Inc.+ ...............           128          2,406
Power Integrations, Inc.+ ..............           500          6,095
Rambus, Inc.+ ..........................         1,677          7,278
Read-Rite Corp.+ .......................         2,427          1,262
Richardson Electronics, Ltd. ...........           125            823
Rogers Corp.+ ..........................           313          7,309
Rudolph Technologies, Inc.+ ............         2,583         26,579
SBS Technologies, Inc.+ ................           297          2,127
Semitool, Inc.+ ........................         8,018         41,293
Silicon Image, Inc.+ ...................         1,160          4,744
Silicon Laboratories, Inc.+ ............           523          9,587
Siliconix, Inc.+ .......................           113          2,008
SIPEX Corp.+ ...........................           505            859
Skyworks Solutions, Inc.+ ..............         2,712         12,285

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
SpeedFam-IPEC, Inc.+ ...................           536   $      1,989
Standard Microsystems Corp.+ ...........           285          4,361
Stoneridge, Inc.+ ......................           260          4,420
Suntron Corp.+ .........................            52            169
Supertex, Inc.+ ........................           208          2,163
Sypris Solutions, Inc.+ ................         1,995         21,646
Technitrol, Inc. .......................         3,603         53,865
Therma-Wave, Inc.+ .....................           490            387
Thomas & Betts Corp.+ ..................           872         12,287
Three-Five Systems, Inc.+ ..............           433          2,009
Transmeta Corp.+ .......................         2,176          2,111
Trikon Technologies, Inc.+ .............           207          1,176
Trimble Navigation, Ltd.+ ..............           500          4,950
TriQuint Semiconductor, Inc.+ ..........        16,836         59,431
TTM Technologies, Inc.+ ................           304            477
Ultratech Stepper, Inc.+ ...............           455          3,681
Varian Semiconductor Equipment
 Associates, Inc.+ .....................           612         10,061
Varian, Inc.+ ..........................           586         16,179
Veeco Instruments, Inc.+ ...............           502          5,422
Vitesse Semiconductor Corp.+ ...........         4,027          2,738
Watts Industries, Inc., Class A ........           309          5,068
White Electronic Designs Corp.+ ........           348          2,607
Wilson Greatbatch Technologies,
 Inc.+ .................................           421         11,704
Woodhead Industries, Inc. ..............           210          2,314
Woodward Governor Co. ..................           176          8,342
X-Rite, Inc. ...........................           358          2,767
Xicor, Inc.+ ...........................           418          1,509
Zoran Corp.+ ...........................           538          5,918
Zygo Corp.+ ............................           308          1,306

INTERNET CONTENT -- 1.6%
1-800 CONTACTS, Inc.+ ..................           102          1,020
1-800-FLOWERS.COM, Inc., Class A+ ......           250          1,740
Alloy, Inc.+ ...........................        11,526         95,781
Ameritrade Holding Corp.+ ..............         1,845          6,882
AsiaInfo Holdings, Inc.+ ...............           579          1,931
At Road, Inc.+ .........................         2,721         14,693
Avocent Corp.+ .........................           835         11,172
CNET Networks, Inc.+ ...................         2,491          2,740
Critical Path, Inc.+ ...................         3,900          2,457
EarthLink, Inc.+ .......................         2,511         13,409
eMerge Interactive, Inc., Class A+ .....        20,700          7,249
eUniverse, Inc.+ .......................           242            709
GSI Commerce, Inc.+ ....................           373          1,884
Harris Interactive, Inc.+ ..............           739          1,700
HomeStore, Inc.+ .......................         1,548            449
I-many, Inc.+ ..........................           809          1,618
Interland, Inc.+ .......................         2,456          5,035
Internet Security Systems, Inc.+ .......           760          9,363
Looksmart, Ltd.+ .......................         1,369          1,328
Net2Phone, Inc.+ .......................           353            833

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190

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
NetBank, Inc.+ .........................           979   $     10,191
NetFlix, Inc.+ .........................           106          1,028
Netratings, Inc.+ ......................           151            882
NIC, Inc.+ .............................           486            831
Overture Services, Inc.+ ...............         3,824         90,132
PC-Tel, Inc.+ ..........................           402          2,094
Priceline.com, Inc.+ ...................         2,543          3,713
ProQuest Co.+ ..........................           311          9,439
Register.com, Inc.+ ....................           591          1,791
RSA Security, Inc.+ ....................           900          3,024
S1 Corp.+ ..............................        15,921         85,337
Saba Software, Inc.+ ...................         7,300         15,330
Safeguard Scientifics, Inc.+ ...........         2,394          2,657
Sapient Corp.+ .........................         1,630          1,679
Stamps.com, Inc.+ ......................           698          2,952
Trizetto Group, Inc.+ ..................           606          3,018
United Online, Inc.+ ...................           417          3,999
Valueclick, Inc.+ ......................         1,376          3,000
Verity, Inc.+ ..........................         2,445         24,328
Websense, Inc.+ ........................           423          4,911
Yahoo!, Inc.+ ..........................         9,600         91,872

INTERNET SOFTWARE -- 0.9%
Agile Software Corp.+ ..................           754          4,833
Akamai Technologies, Inc.+ .............         1,971          1,636
Ariba, Inc.+ ...........................         5,301          7,103
Chordiant Software, Inc.+ ..............           712            662
E.piphany, Inc.+ .......................         1,259          4,532
eCollege.com, Inc.+ ....................        10,800         35,100
Entrust, Inc.+ .........................         3,258         10,230
eResearch Technology, Inc.+ ............           161          2,971
F5 Networks, Inc.+ .....................           446          3,367
GlobalSCAPE, Inc.+ .....................            11              1
Inktomi Corp.+ .........................         2,918            730
Interwoven, Inc.+ ......................         2,131          4,279
ITXC Corp.+ ............................           379            940
j2 Global Communications, Inc.+ ........            95          1,890
Keynote Systems, Inc.+ .................           486          3,183
Liberate Technologies+ .................         2,139          3,337
Matrixone, Inc.+ .......................           938          4,071
Openwave Systems, Inc.+ ................         3,492          2,165
Portal Software, Inc.+ .................         2,392            574
Quovadx, Inc.+ .........................           420            588
Raindance Communications, Inc.+ ........        33,170        102,495
Riverstone Networks, Inc.+ .............         2,431          1,240
Seebeyond Technology Corp.+ ............        11,149         15,609
TIBCO Software, Inc.+ ..................        12,008         45,030
Vignette Corp.+ ........................         4,715          3,777
Vitria Technology, Inc.+ ...............         1,491          1,163
WatchGuard Technologies, Inc.+ .........         6,823         30,021
webMethods, Inc.+ ......................           908          4,386

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 1.8%
Acterna Corp.+ .........................           532   $        213
ADTRAN, Inc.+ ..........................           406          6,334
Advanced Radio Telecom Corp.+(1) .......           200              0
AirGate PCS, Inc.+ .....................           495            218
Alamosa Holdings, Inc.+ ................         1,481            341
Alaska Communications Systems Group,
 Inc.+ .................................           120            202
Allegiance Telecom, Inc.+ ..............         2,071          1,781
Allen Telecom, Inc.+ ...................           548          2,926
Anaren Microwave, Inc.+ ................           453          3,724
Anixter International, Inc.+ ...........           627         12,916
Arris Group, Inc.+ .....................         1,317          4,873
Aspect Communications Corp.+ ...........         1,055          1,551
Avanex Corp.+ ..........................         1,172          1,524
Boston Communications Group, Inc.+ .....           260          2,683
Broadwing, Inc.+ .......................         3,840          7,603
C-COR.net Corp.+ .......................           632          2,345
Cable Design Technologies Corp.+ .......         6,243         38,207
Centennial Communications Corp.+ .......           201            583
Centillium Communications, Inc.+ .......           554            665
Clearone Communications, Inc.+ .........         2,563          8,740
Commonwealth Telephone Enterprises,
 Inc.+ .................................           219          7,615
CommScope, Inc.+ .......................         1,035          7,017
Computer Network Technology Corp.+ .....           544          2,731
Comtech Telecommunications Corp.+ ......         3,100         21,855
Crown Castle International Corp.+ ......         4,105          8,908
CT Communications, Inc. ................           334          4,843
Dobson Communications Corp., Class
 A+ ....................................           426            132
EchoStar Communications Corp., Class
 A+ ....................................         7,200        124,560
EMS Technologies, Inc.+ ................           211          2,165
Enterasys Networks, Inc.+ ..............         3,239          4,211
Extreme Networks, Inc.+ ................         2,067          8,702
Finisar Corp.+ .........................         2,669          1,842
Foundry Networks, Inc.+ ................         1,730          9,480
General Communication, Inc., Class
 A+ ....................................           830          3,121
Golden Telecom, Inc.+ ..................           239          2,880
Harmonic, Inc.+ ........................         1,193          2,088
Hickory Tech Corp. .....................           284          3,743
Hypercom Corp.+ ........................           681          1,948
Inet Technologies, Inc.+ ...............           237          1,202
Infonet Services Corp.+ ................         1,260          2,822
Inrange Technologies Corp., Class B+ ...           173            483
InterDigital Communications Corp.+ .....         1,094          9,518
Intrado, Inc.+ .........................           300          2,898
Ixia+ ..................................           432          1,771
Lightbridge, Inc.+ .....................           565          3,814
Mastec, Inc.+ ..........................           403          1,302
Metro One Telecommunications, Inc.+ ....         7,570         64,345
MRV Communications, Inc.+ ..............         1,817          1,544
Newport Corp.+ .........................           758          8,550
Next Level Communications, Inc.+ .......           328            253
North Pittsburgh Systems, Inc. .........           296          3,946

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192

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Oplink Communications, Inc.+ ...........         2,061   $      1,195
Optical Communication Products,
 Inc.+ .................................           304            234
Plantronics, Inc.+ .....................         3,555         57,946
Powerwave Technologies, Inc.+ ..........         1,317          4,465
Price Communications Corp.+ ............           964         10,893
Proxim Corp.+ ..........................         2,389          4,181
PTEK Holdings, Inc.+ ...................           943          4,394
RCN Corp.+ .............................         1,183            603
RMH Teleservices, Inc.+ ................           236          1,926
Shenandoah Telecommunications Co. ......            68          3,450
Somera Communications, Inc.+ ...........           630          1,291
Sonus Networks, Inc.+ ..................         3,625            761
Spectralink Corp.+ .....................           333          1,895
Spectrian Corp.+ .......................           231            681
Stratex Networks, Inc.+ ................         1,655          1,936
Stratos Lightwave, Inc.+ ...............         1,462            526
SureWest Communications ................           269          7,874
Sycamore Networks, Inc.+ ...............         3,187          7,489
Talk America Holdings, Inc.+ ...........         1,379          3,199
Tekelec+ ...............................           927          8,000
Tellium, Inc.+ .........................         1,561            593
Terayon Corp.+ .........................         1,309          3,037
Time Warner Telecom, Inc., Class A+ ....           856            693
Tollgrade Communications, Inc.+ ........           257          2,007
Touch America Holdings, Inc.+ ..........         2,083          1,291
Triton PCS Holdings, Inc., Class A+ ....           389            813
Turnstone Systems, Inc.+ ...............           709          1,574
Ubiquitel, Inc.+ .......................         1,174            294
US Unwired, Inc.+ ......................         1,783          1,248
ViaSat, Inc.+ ..........................           368          2,318
WebEx Communications, Inc.+ ............         3,667         41,034
Western Wireless Corp., Class A+ .......         1,072          2,819
Wireless Facilities, Inc.+ .............           467          2,069
                                                         ------------
                                                            5,704,765
                                                         ------------

MATERIALS -- 3.1%
CHEMICALS -- 1.7%
A. Schulman, Inc. ......................           589         10,207
A.M. Castle & Co. ......................           137            925
Airgas, Inc.+ ..........................         1,153         15,139
Ameron International Corp. .............            76          3,738
Arch Chemicals, Inc. ...................           402          7,124
Cambrex Corp. ..........................           453         16,670
ChemFirst, Inc. ........................           220          6,327
Crompton Corp. .........................         2,279         22,904
Cytec Industries, Inc.+ ................           794         17,428
Ferro Corp. ............................           652         15,061
FMC Corp.+ .............................           601         15,518
Foamex International, Inc.+ ............           434          2,387
Georgia Gulf Corp.@ ....................         7,948        181,771

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Great Lakes Chemical Corp. .............           747   $     17,943
H.B. Fuller Co. ........................           566         15,056
International Specialty Products,
 Inc.+ .................................           212          2,054
MacDermid, Inc. ........................           515         10,274
Millennium Chemicals, Inc. .............         1,264         12,488
Minerals Technologies, Inc. ............           410         15,199
NL Industries, Inc. ....................           169          2,452
Octel Corp. ............................           197          3,721
Olin Corp. .............................         1,013         16,585
OM Group, Inc. .........................         1,900         81,320
Omnova Solutions, Inc.+ ................           793          3,640
Penford Corp. ..........................           151          2,039
PolyOne Corp. ..........................         1,576         13,538
Quaker Chemical Corp. ..................           152          2,925
Solutia, Inc. ..........................         2,105         10,988
Spartech Corp. .........................           290          6,136
Stepan Co. .............................           123          3,303
Symyx Technologies, Inc.+ ..............           462          4,883
Terra Industries, Inc.+ ................           779          1,441
Valhi, Inc. ............................           422          4,144
W.R. Grace & Co.+ ......................         1,318          2,109
Wellman, Inc. ..........................           641          8,750

FOREST PRODUCTS -- 0.3%
AEP Industries, Inc.+ ..................            85          2,298
Buckeye Technologies, Inc.+ ............           488          3,587
Caraustar Industries, Inc. .............           525          4,909
Chesapeake Corp. .......................           285          4,258
Delta & Pine Land Co. ..................           733         13,736
Deltic Timber Corp. ....................           198          4,352
EarthShell Corp.+ ......................         1,320            924
Glatfelter .............................           197          2,275
Graphic Packaging International
 Corp.+ ................................           456          3,639
Longview Fibre Co. .....................         1,025          7,113
Louisiana-Pacific Corp.+ ...............         2,101         13,593
Pope & Talbot, Inc. ....................           309          3,971
Potlatch Corp. .........................           567         16,262
Rock-Tenn Co., Class A .................           227          3,500
Schweitzer-Mauduit International,
 Inc. ..................................           303          6,469
Silgan Holdings, Inc.+ .................           206          5,859
Wausau-Mosinee Paper Corp. .............           723          6,659

METALS & MINERALS -- 1.1%
AMCOL International Corp. ..............           397          2,223
Apogee Enterprises, Inc. ...............           567          6,203
Arch Coal, Inc. ........................           904         14,961
Barnes Group, Inc. .....................           208          4,179
Brush Engineered Materials, Inc.+ ......           330          2,574
BWAY Corp.+ ............................            79          1,098
Carlisle Cos., Inc. ....................           609         22,338
Carpenter Technology Corp. .............           384          4,992
Centex Construction Products, Inc. .....           132          4,712

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194

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Century Aluminum Co. ...................           235   $      1,636
CIRCOR International, Inc. .............           199          2,667
Cleveland-Cliffs, Inc. .................           173          4,161
Comfort Systems USA, Inc.+ .............           757          2,301
Commercial Metals Co. ..................           488          8,745
CoorsTek, Inc.+ ........................           162          2,425
Crown Cork & Seal Co., Inc.+ ...........         2,529         13,277
Drew Industries, Inc.+ .................           100          1,555
Florida Rock Industries, Inc. ..........           395         12,071
Gibralter Steel Corp. ..................           168          3,740
Greif Brothers Corp., Class A ..........           262          6,419
Hecla Mining Co.+ ......................         1,504          5,369
Hexcel Corp.+ ..........................           482          1,195
Intermet Corp. .........................           433          2,083
Kaydon Corp. ...........................           548         10,982
Lennox International, Inc. .............           858         11,351
Liquidmetal Technologies+ ..............           100            799
LSI Industries, Inc. ...................           291          2,951
Material Sciences Corp.+ ...............           205          2,495
Maverick Tube Corp.+ ...................           752          6,670
Mueller Industries, Inc.+ ..............           562         14,556
Myers Industries, Inc. .................           376          4,711
NN, Inc. ...............................           229          2,118
North American Palladium, Ltd.+ ........         4,500         19,260
Northwest Pipe Co.+ ....................           111          1,986
NS Group, Inc.+ ........................           340          2,016
Oregon Steel Mills, Inc.+ ..............           513          3,140
Penn Engineering & Manufacturing
 Corp. .................................           236          2,643
Quanex Corp. ...........................           284          9,855
Reliance Steel & Aluminum Co. ..........           479         10,466
Roanoke Electric Steel Corp. ...........           196          2,127
Royal Gold, Inc. .......................           253          4,825
RTI International Metals, Inc.+ ........           418          4,389
Ryerson Tull, Inc. .....................           449          2,887
Schnitzer Steel Industries, Inc. .......            86          1,557
Simpson Manufacturing Co., Inc.+ .......           288          9,040
Southern Peru Copper Corp. .............           286          3,921
Steel Dynamics, Inc.+ ..................           641          8,391
Stillwater Mining Co.+ .................         7,567         45,402
Texas Industries, Inc. .................           422         10,246
Tremont Corp. ..........................            30            960
Trex Co., Inc.+ ........................           126          3,445
U. S. Concrete, Inc.+ ..................           405          2,126
Universal Forest Products, Inc. ........           276          5,194
USEC, Inc. .............................         1,629         10,198
USG Corp.+ .............................           734          2,936
Valmont Industries, Inc. ...............           274          6,398
Worthington Industries, Inc. ...........         1,345         25,151
                                                         ------------
                                                            1,045,707
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
REAL ESTATE -- 3.6%
REAL ESTATE COMPANIES -- 1.1%
Avatar Holdings, Inc.+ .................            81   $      1,949
Beazer Homes USA, Inc.+ ................         3,845        234,737
Champion Enterprises, Inc.+ ............           976          2,869
Coachmen Industries, Inc. ..............           293          4,398
Corrections Corp. of America+ ..........           560          7,868
Dominion Homes, Inc.+ ..................         1,553         24,071
Fleetwood Enterprises, Inc.+ ...........           706          4,758
Insignia Financial Group, Inc.+ ........           390          3,062
Jones Lang LaSalle, Inc.+ ..............           607         12,480
LNR Property Corp. .....................           452         15,074
Lyon William Homes, Inc.+ ..............            94          2,154
SL Green Realty Corp. ..................           525         16,139
Tejon Ranch Co.+ .......................           137          3,341
Trammell Crow Co.+ .....................           589          5,808
U.S. Restaurant Properties, Inc. .......           392          5,586
Wellsford Real Properties, Inc.+ .......           102          1,754

REAL ESTATE INVESTMENT TRUSTS -- 2.5%
Acadia Realty Trust ....................           271          2,005
Alexander's, Inc.+ .....................            41          2,501
Alexandria Real Estate Equities,
 Inc. ..................................           313         13,296
AMLI Residential Properties Trust ......           287          6,337
Anthracite Capital, Inc. ...............           918         10,373
Associated Estates Realty Corp. ........           322          2,608
Bedford Property Investors, Inc. .......           295          7,304
Boykin Lodging Co. .....................           343          3,300
Brandywine Realty Trust ................           531         11,974
Burnham Pacific Properties, Inc. .......           462            531
Capital Automotive REIT ................           430         10,741
CBL & Associates Properties, Inc. ......           406         15,733
Center Trust, Inc. .....................           212          1,230
Chateau Communities, Inc. ..............           451         11,911
Chelsea Property Group, Inc. ...........           554         18,698
Colonial Properties Trust ..............           280         10,130
Commercial Net Lease Realty, Inc. ......           730         11,768
Cornerstone Realty Income Trust,
 Inc. ..................................           960          8,544
Corporate Office Properties Trust ......           336          4,553
Correctional Properties Trust ..........           141          3,243
Crown American Realty Trust ............           504          4,632
EastGroup Properties, Inc. .............           295          7,301
Entertainment Properties Trust .........           340          7,514
Equity Inns, Inc. ......................           812          5,034
Equity One, Inc. .......................           120          1,584
Essex Property Trust, Inc. .............           293         14,486
FBR Asset Investment Corp. .............           407         12,723
Federal Realty Investment Trust ........           725         19,575
FelCor Lodging Trust, Inc. .............           896         11,496
Gables Residential Trust ...............           502         13,409
Getty Realty Corp. .....................           305          5,819
Glenborough Realty Trust, Inc. .........           310          6,293
Glimcher Realty Trust ..................           592         11,094

----------------
196

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT
 TRUSTS (CONTINUED)
Great Lakes REIT, Inc. .................           266   $      4,647
Health Care REIT, Inc. .................           738         20,184
Healthcare Realty Trust, Inc. ..........           842         26,186
Heritage Property Investment Trust,
 Inc. ..................................           359          8,961
Home Properties of New York, Inc. ......           516         16,770
HRPT Properties Trust ..................         2,581         21,293
Impac Mtg. Holdings, Inc. ..............           790          8,809
Innkeepers USA Trust ...................           503          4,019
Investors Real Estate Trust ............           552          5,846
IRT Property Co. .......................           676          7,943
JDN Realty Corp. .......................           703          8,492
Keystone Property Trust ................           291          4,842
Kilroy Realty Corp. ....................           491         11,642
Koger Equity, Inc. .....................           381          6,435
Kramont Realty Trust ...................           368          5,446
LaSalle Hotel Properties ...............           334          4,175
Lexington Corporate Properties Trust ...           472          7,599
LTC Properties, Inc. ...................           287          2,331
Macerich Co. ...........................           656         20,323
Manufactured Home Communities, Inc. ....           253          8,066
Meristar Hospitality Corp. .............           818          7,027
MFA Mortgage Investments, Inc. .........           871          7,055
Mid Atlantic Realty Trust ..............           347          5,563
Mid-America Apartment Communities,
 Inc. ..................................           286          7,124
Mills Corp. ............................           440         13,050
Mission West Properties, Inc. ..........           292          3,235
National Health Investors, Inc. ........           460          7,015
National Health Realty, Inc. ...........           115          1,812
Nationwide Health Properties, Inc. .....           984         16,777
Novastar Financial, Inc. ...............           209          4,567
Omega Healthcare Investors, Inc.+ ......           318          1,819
Pan Pacific Retail Properties, Inc. ....           671         23,136
Parkway Properties, Inc. ...............           152          5,144
Pennsylvania Real Estate Investment
 Trust .................................           286          7,367
Post Properties, Inc. ..................           674         17,511
Prentiss Properties Trust ..............           617         17,856
Price Legacy Corp.+ ....................           368          1,078
PS Business Parks, Inc. ................           203          6,902
RAIT Investment Trust ..................           309          6,365
Ramco-Gershenson Properties Trust ......           161          3,165
Realty, Income Corp. ...................           671         22,915
Redwood Trust, Inc. ....................           221          6,040
RFS Hotel Investors, Inc. ..............           627          6,891
Saul Centers, Inc. .....................           212          4,923
Senior Housing Properties Trust ........           907         10,177
Shurgard Storage Centers, Inc., Class
 A .....................................           677         21,407
Sizeler Property Investors, Inc. .......           232          2,334
Sovran Self Storage, Inc. ..............           253          7,696
Summit Properties, Inc. ................           445          8,633
Sun Communities, Inc. ..................           293         10,753
Tanger Factory Outlet Centers, Inc. ....            99          2,770

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT
 TRUSTS (CONTINUED)
Taubman Centers, Inc. ..................           574   $      8,168
Thornburg Mtg., Inc. ...................           884         16,610
Town & Country Trust ...................           291          6,120
Transcontinental Realty Investors,
 Inc.+ .................................            60            989
Universal Health Realty Income Trust ...           219          5,683
Urstadt Biddle Properties, Inc. ........           351          4,135
Ventas, Inc. ...........................         1,218         16,260
Washington Real Estate Investment
 Trust .................................           735         18,655
Winston Hotels, Inc. ...................           335          2,425
                                                         ------------
                                                            1,174,949
                                                         ------------

UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.4%
Avista Corp. ...........................           955         10,696
Black Hills Corp. ......................           534         13,985
Central Vermont Public Service .........           235          4,143
CH Energy Group, Inc. ..................           324         15,205
Cleco Corp. ............................           814         10,965
DQE, Inc. ..............................         1,438         21,570
El Paso Electric Co.+ ..................           934         11,096
Empire District Electric Co. ...........           449          7,588
Headwaters, Inc.+ ......................           501          6,924
MGE Energy, Inc. .......................           321          8,237
PNM Resources, Inc. ....................           731         14,474

GAS & PIPELINE UTILITIES -- 0.5%
AGL Resources, Inc. ....................         1,117         24,675
American States Water Co. ..............           308          8,076
Atmos Energy Corp. .....................           829         17,823
California Water Service Group .........           286          7,302
Cascade Natural Gas Corp. ..............           222          4,373
Connecticut Water Service, Inc. ........           151          3,869
Energen Corp. ..........................           694         17,565
EnergySouth, Inc. ......................            88          2,244
Laclede Group, Inc. ....................           377          8,784
Middlesex Water Co. ....................           151          3,398
New Jersey Resources Corp. .............           537         17,667
Northwest Natural Gas Co. ..............           505         14,827
NorthWestern Corp. .....................           547          5,339
NUI Corp. ..............................           312          6,739
Oneok, Inc. ............................         1,078         20,374
Piedmont Natural Gas Co., Inc. .........           618         21,920
SJW Corp. ..............................            41          3,198
Southwest Water Co. ....................           185          2,638
                                                         ------------
                                                              315,694
                                                         ------------
TOTAL COMMON STOCK (cost $40,330,231)...                   30,965,880
                                                         ------------

----------------
198

PREFERRED STOCK -- 0.2%
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY -- 0.2%
ENERGY SOURCES -- 0.2%
EXCO Resources, Inc. 5.00% (Convertible)
 (cost $60,200) ........................         3,000   $     51,750
                                                         ------------

BONDS & NOTES -- 0.0%                       PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTER SOFTWARE -- 0.0%
Microstrategy, Inc., Series A 7.50% 2007
 (cost $0) .............................  $        700            143
                                                         ------------

WARRANTS -- 0.0%+
                                             SHARES
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTER SOFTWARE -- 0.0%
Microstrategy, Inc. Expires
 6/24/2007 .............................            18              3
                                                         ------------

TELECOMMUNICATIONS -- 0.0%
Focal Communications Corp. Expires
 11/04/2007(1) .........................            60              0
                                                         ------------
TOTAL WARRANTS (cost $0)................                            3
                                                         ------------

EXCHANGE TRADED FUNDS -- 1.3%
----------------------------------------------------------------------
FINANCE -- 1.3%
FINANCIAL SERVICES -- 1.3%
iShares Russell 2000 Index Fund (cost
 $475,561)..............................         6,100        436,455
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $40,865,992)...........................                   31,454,231
                                                         ------------

SHORT-TERM SECURITIES -- 0.1%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.1%
United States Treasury Bills 1.63% due
 12/19/02@
 (cost $39,857) ........................  $     40,000         39,857
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 4.5%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.5%
Agreement with State Street Bank & Trust
 Co., bearing interest at 0.85%, dated
 9/30/02, to be repurchased 10/1/02 in
 the amount of $721,017 and
 collateralized by $235,000 of United
 States Treasury Notes, bearing interest
 at 3.63%, due 3/31/04 and $475,000 of
 United States Treasury Bonds, bearing
 interest at 10.75% due 2/15/03, which
 together have an approximate value of
 $739,319 ..............................  $    721,000   $    721,000
State Street Bank & Trust Co. Joint
 Repurchase Agreement Account (Note
 3) ....................................       764,000        764,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
 $1,485,000)............................                    1,485,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $42,390,849)                             98.8%   32,979,088
Other assets less liabilities --                  1.2       414,089
                                           ----------  ------------
NET ASSETS --                                   100.0% $ 33,393,177
                                           ==========  ============

-------------
+   Non-income producing securities
ADR -- American Depository Receipt
(1) Fair valued security -- See Note 2.
(2) A portion of this security is subject to call options written; see Note 3. @ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------------
      NUMBER OF                              EXPIRATION      VALUE AT        VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION             DATE        TRADE DATE   SEPTEMBER 30, 2002    DEPRECIATION
-----------------------------------------------------------------------------------------------------------
       2 Long           Russell 2000 Index  December 2002    $390,365         $362,600           $(27,765)
                                                                                                 ========

OPEN CALL OPTIONS WRITTEN
----------------------------------------------------------------------------------------------------------------
                               CONTRACT      STRIKE    NUMBER OF   PREMIUMS       VALUE AS OF        UNREALIZED
       DESCRIPTION               MONTH       PRICE     CONTRACTS   RECEIVED    SEPTEMBER 30, 2002   APPRECIATION
----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.   November 2002    $45          18       $ 6,023          $ 4,500           $1,523
IDEC Pharmaceuticals Corp.   November 2002     40          20        12,440           10,200            2,240
                                                                                                       ------
                                                                                                       $3,763
                                                                                                       ======

See Notes to Financial Statements.

----------------
200

----------------

SEASONS SERIES TRUST
INTERNATIONAL
EQUITY PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 77.3%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
AUSTRALIA -- 4.0%
Amcor, Ltd. (Materials) ....................................             678   $     3,034
AMP, Ltd. (Finance) ........................................           1,432         9,098
Australia & New Zealand Banking Group, Ltd. (Finance) ......             756         7,246
Australian Gas Light Co., Ltd. (Utilities) .................             392         2,086
BHP Billiton, Ltd. (Materials) .............................           4,711        23,153
Brambles Industries, Ltd. (Industrial & Commercial) ........             776         2,718
Brambles Industries, PLC (Industrial & Commercial) .........             807         2,623
Coca-Cola Amatil, Ltd. (Consumer Staples) ..................           1,079         3,457
Cochlear, Ltd. (Healthcare) ................................           6,300       116,835
Coles Myer, Ltd. (Consumer Discretionary) ..................           1,120         3,637
Commonwealth Bank of Australia (Finance) ...................           1,487        24,339
CSL, Ltd. (Healthcare) .....................................             296         3,543
CSR, Ltd. (Materials) ......................................           1,274         3,944
Foster's Group, Ltd. (Consumer Staples) ....................           3,215         8,049
Futuris Corp., Ltd. (Industrial & Commercial) ..............           1,680         1,186
General Property Trust (Real Estate)(1) ....................           2,020         3,082
Insurance Australia Group, Ltd. (Finance) ..................          17,086        28,300
Johnson Electric Holdings, Ltd. (Industrial &
 Commercial) ...............................................           4,000         4,000
Lend Lease Corp., Ltd. (Finance) ...........................             473         2,594
M.I.M. Holdings, Ltd. (Materials) ..........................           2,495         1,531
Macquarie Bank, Ltd. (Finance) .............................             127         1,528
Mayne Nickless, Ltd. (Industrial & Commercial) .............             828         1,578
National Australia Bank, Ltd. (Finance) ....................           1,916        34,835
Newcrest Mining, Ltd. (Energy) .............................          26,300        96,405
Newmont Mining Corp. (Materials) ...........................             888         2,435
News Corp., Ltd. (Information & Entertainment) .............           2,328        11,113
OneSteel, Ltd. (Materials) .................................             365           317
Pacific Dunlop, Ltd. (Consumer Discretionary)+ .............             282         1,057
PaperlinX, Ltd. (Materials) ................................             215           584
QBE Insurace Group, Ltd. (Finance) .........................          36,594       142,286
Rio Tinto, Ltd. (Materials) ................................             327         5,381
Santos, Ltd. (Energy) ......................................          37,039       122,494
Sons of Gwalia, Ltd. (Materials) ...........................          11,800        30,758
Southcorp, Ltd. (Consumer Staples) .........................             762         2,268
Stockland Trust Group (Real Estate)(1) .....................          53,000       131,532
Suncorp-Metway, Ltd. (Finance) .............................          17,877       112,614
Telstra Corp., Ltd. (Information Technology) ...............           7,210        18,559
Wesfarmers, Ltd. (Industrial & Commercial) .................             509         7,477
Westfield Holdings, Ltd. (Real Estate) .....................             194         1,370
Westfield Trust (Real Estate)(1) ...........................           3,505         6,433
Westpac Banking Corp., Ltd. (Finance) ......................           2,004        15,073
WMC, Ltd. (Materials) ......................................           1,424         5,483
Woodside Petroleum, Ltd. (Energy) ..........................             299         2,013

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
Woolworths, Ltd. (Consumer Discretionary) ..................           1,528   $    10,206
                                                                               -----------
                                                                                 1,018,254
                                                                               -----------

AUSTRIA -- 0.0%
Oesterreichische Elektrizitaetswirtschafts AG, Class A
 (Utilities) ...............................................              20         1,409
OMV AG (Energy) ............................................              28         2,362
                                                                               -----------
                                                                                     3,771
                                                                               -----------

BELGIUM -- 0.2%
AGFA Gevaert NV (Information & Entertainment) ..............             145         2,672
Dexia (Finance) ............................................             340         3,063
Electrabel SA (Utilities) ..................................              51        12,042
Etablissements Delhaize Freres et Cie Le Lion (Information &
 Entertainment) ............................................              43           698
Fortis (Finance) ...........................................           1,182        16,629
Groupe Bruxelles Lambert SA (Industrial & Commercial) ......             112         4,148
Interbrew (Consumer Staples) ...............................             203         4,809
KBC Bankverzekeringsholding (Finance) ......................             208         6,543
Solvay SA (Materials) ......................................              67         3,962
Suez SA -- Strip VVPR (Materials)+ .........................             285             3
Total Fina Elf SA (Energy)+ ................................              72             1
UCB SA (Healthcare) ........................................             110         3,173
                                                                               -----------
                                                                                    57,743
                                                                               -----------

BERMUDA -- 0.1%
Esprit Holdings, Ltd. (Industrial & Commercial) ............           2,000         3,077
United Food Holding. Ltd. (Consumer Staples) ...............         147,000        29,773
                                                                               -----------
                                                                                    32,850
                                                                               -----------

CANADA -- 0.5%
Jean Coutu Group (PJC), Inc. (Healthcare) ..................          10,600       116,285
                                                                               -----------

DENMARK -- 0.3%
D/S 1912, Class B (Industrial & Commercial) ................               1         5,613
Dampskibsselskabet Svendborg A/S, Class B (Industrial &
 Commercial) ...............................................               1         7,289
Danisco A/S (Consumer Staples) .............................              48         1,673
Danske Bank A/S (Finance) ..................................             709        10,750
Group 4 Falck A/S (Industrial & Commercial) ................           1,179        28,541
ISS A/S (Industrial & Commercial)+ .........................              45         1,356
Novo Nordisk A/S, Class B (Healthcare) .....................             375        10,225
Novozymes A/S, Class B (Healthcare) ........................              54         1,020
TDC A/S (Information Technology) ...........................             215         4,661
Vestas Wind Systems A/S (Industrial & Commercial) ..........             137         1,877
                                                                               -----------
                                                                                    73,005
                                                                               -----------

FINLAND -- 1.5%
Fortum Oyj (Energy) ........................................             305         1,742
Instrumentarium Corp. (Healthcare) .........................           4,846       118,493
Kone Corp., Class B (Industrial & Commercial) ..............              60         1,571
Metso Oyj (Industrial & Commercial) ........................             154         1,339

----------------
202

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINLAND (CONTINUED)
Nokia Oyj (Information Technology)@ ........................          17,623   $   234,173
Outokumpu Oyj (Materials) ..................................             151         1,425
Sampo Oyj Class A (Finance) ................................             500         3,285
Sonera Oyj (Information Technology)+ .......................           1,096         4,060
Stora Enso Oyj, Class R (Materials) ........................             398         3,853
TietoEnator Oyj (Information Technology) ...................             100         1,174
UPM-Kymmene Oyj (Materials) ................................             300         8,239
                                                                               -----------
                                                                                   379,354
                                                                               -----------

FRANCE -- 6.9%
Accor SA (Information & Entertainment) .....................             353        10,305
Alcatel SA, Class A (Information Technology) ...............           1,440         3,343
Alstom SA (Industrial & Commercial)+ .......................             138           521
Altran Technologies SA (Industrial & Commercial) ...........           3,600        18,530
Aventis SA (Healthcare) ....................................             929        48,644
Axa (Finance) ..............................................           1,875        18,394
BNP Paribas SA (Finance) ...................................           5,065       165,031
Bouygues SA (Real Estate) ..................................             302         7,757
Business Objects SA ADR (Information Technology)+ ..........           3,853        40,919
Cap Gemini SA (Information Technology) .....................             148         2,369
Carrefour SA (Information & Entertainment) .................             698        27,997
Castorama Dubois Investissements (Consumer
 Discretionary) ............................................              33         2,178
Compagnie de Saint-Gobain (Materials) ......................             388         8,563
Dassault Systemes SA (Information Technology) ..............              93         1,433
Essilor International SA (Healthcare) ......................             108         4,379
Establissements Economiques du Casino Guichard-Perrachon SA
 (Information & Entertainment) .............................              60         3,930
France Telecom SA (Information Technology) .................             832         5,705
Groupe Danone (Consumer Staples) ...........................             194        23,383
Havas SA (Industrial & Commercial) .........................          13,900        46,691
Imerys SA (Materials) ......................................             900       104,476
IPSOS (Industrial & Commercial) ............................           2,000        99,684
L'Air Liquide SA (Materials) ...............................             117        14,449
L'Oreal SA (Consumer Staples) ..............................             624        45,003
Lafarge SA (Materials) .....................................           1,047        83,578
Lagardere Group S.C.A. (Information & Entertainment) .......             160         6,133
LVMH Moet Henessy Louis Vuitton SA (Consumer Staples) ......             450        16,405
Marionnaud Parfumeries (Consumer Discretionary)+ ...........           3,000       113,219
Michelin, Class B (Consumer Discretionary) .................             124         3,482
Neopost SA (Industrial & Commercial)+ ......................           3,050       102,752
Pechiney SA, Class A (Materials) ...........................              90         2,392
Pernod-Ricard SA (Consumer Staples) ........................              51         4,585
Pinault-Printemps-Redoute SA (Consumer Discretionary) ......             158         9,990
PSA Peugeot Citroen (Consumer Discretionary) ...............             411        15,190
Publicis Groupe (Information & Entertainment) ..............             131         2,472
Renault SA (Consumer Discretionary) ........................              66         2,842
Sagem SA (Industrial & Commercial) .........................              31         1,773
Sanofi-Synthelabo SA (Healthcare) ..........................             679        38,270
Schneider Electric SA (Industrial & Commercial) ............             204         9,045
Societe BIC SA (Real Estate) ...............................              55         1,820
Societe Generale, Class A (Finance) ........................             452        19,050

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Sodexho Alliance SA (Industrial & Commercial) ..............             112   $     2,176
SR Teleperformance (Industrial & Commercial) ...............           5,150        79,372
STMicroelectronics NV (Information Technology) .............             910        12,236
Suez SA (Materials) ........................................           1,111        17,474
Technip-Coflexip SA (Energy) ...............................              17         1,117
Thales SA (Industrial & Commercial) ........................             322         8,605
Total Fina Elf SA, Class B (Energy) ........................           2,785       366,492
Unibail (Union du Credit-Bail Immobilier) (Real Estate) ....              54         3,041
Valeo SA (Consumer Discretionary) ..........................              60         1,721
Vinci SA (Industrial & Commercial) .........................              80         4,845
Vivendi Universal SA (Information & Entertainment) .........           1,218        13,658
Zodiac SA (Information & Entertainment) ....................           5,500       106,936
                                                                               -----------
                                                                                 1,754,355
                                                                               -----------

GERMANY -- 3.0%
Adidas-Salomon AG (Consumer Discretionary) .................              59         4,028
Allianz AG (Finance) .......................................             251        21,487
Altana AG (Healthcare) .....................................              35         1,268
BASF AG (Materials) ........................................             709        25,146
Bayer AG (Materials) .......................................             907        15,636
Bayerische Hypo-und Vereinsbank AG (Finance) ...............             575         7,623
Bayerische Motoren Werke AG (Consumer Discretionary) .......           1,078        34,623
Beiersdorf AG (Consumer Staples) ...........................             100         9,779
Bilfinger Berger AG (Real Estate) ..........................           6,600       113,587
Continental AG (Consumer Staples)+ .........................             140         1,846
DaimlerChrysler AG (Consumer Discretionary) ................           1,205        40,357
Deutsche Bank AG (Finance) .................................             707        32,165
Deutsche Lufthansa AG (Information & Entertainment)+ .......             300         2,825
Deutsche Post AG (Industrial & Commercial) .................             160         1,363
Deutsche Telekom AG (Information Technology) ...............           3,210        26,702
E.ON AG (Energy) ...........................................             866        40,896
Epcos AG (Information Technology)+ .........................              82           582
Fresenius Medical Care AG (Healthcare) .....................              89         1,932
Gehe AG (Healthcare) .......................................              53         2,178
HeidelbergCement AG (Materials) ............................              55         2,000
Infineon Technologies AG (Information Technology)+ .........             223         1,236
KarstadtQuelle AG (Consumer Discretionary) .................              98         1,607
MAN AG (Industrial & Commercial) ...........................             121         1,595
Marschollek, Lautenschlaeger und Partner AG (Finance) ......              37           329
Medion AG (Information Technology) .........................           3,900       114,897
Merck KGaA (Healthcare) ....................................             150         2,742
Metro AG (Consumer Discretionary) ..........................             350         6,183
Muenchener Rueckversicherungs-Gesellschaft AG (Finance) ....             171        18,024
Porsche AG (Consumer Discretionary) ........................               5         2,025
RWE AG (Energy) ............................................             550        16,192
SAP AG (Information Technology) ............................           1,778        81,400
Schering AG (Healthcare) ...................................             250        11,979
Siemens AG (Industrial & Commercial) .......................           1,131        37,991
Singulus Technologies AG (Industrial & Commercial)+ ........           4,600        58,125
ThyssenKrupp AG (Materials) ................................           1,000        11,065
TUI AG (Information & Entertainment) .......................             198         3,206

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204

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
GERMANY (CONTINUED)
Volkswagen AG (Consumer Discretionary) .....................             359   $    12,953
Volkswagen VKW AG (Consumer Discretionary) .................             125         3,297
WCM Beteiligungs-und Grandbesitz AG (Real Estate)+ .........             283           545
                                                                               -----------
                                                                                   771,414
                                                                               -----------

GREECE -- 0.1%
Alpha Bank A.E. (Finance) ..................................             185         2,182
Commercial Bank of Greece (Finance) ........................              86         1,589
EFG Eurobank Ergasias (Finance) ............................             137         1,624
Hellenic Telecommunications Organization SA (Information
 Technology) ...............................................             278         3,131
National Bank of Greece SA (Finance) .......................             227         3,535
                                                                               -----------
                                                                                    12,061
                                                                               -----------

HONG KONG -- 0.6%
Bank of East Asia, Ltd. (Finance) ..........................           1,800         3,162
Cathay Pacific Airways, Ltd. (Information &
 Entertainment) ............................................           2,000         2,705
Cheung Kong (Holdings), Ltd. (Real Estate) .................           1,000         6,321
CLP Holdings, Ltd. (Utilities) .............................           2,400         9,939
Hang Seng Bank, Ltd. (Finance) .............................           5,400        56,773
Henderson Land Development Co., Ltd. (Real Estate) .........           2,000         5,885
Hong Kong & China Gas Co., Ltd. (Utilities) ................           4,392         5,913
Hong Kong Electric Holdings, Ltd. (Utilities) ..............             500         2,128
Hutchison Whampoa, Ltd. (Industrial & Commercial) ..........           4,300        24,864
Li & Fung, Ltd. (Industrial & Commercial) ..................           4,000         3,769
New World Development Co., Ltd. (Industrial &
 Commercial) ...............................................           2,126         1,090
PCCW, Ltd. (Information Technology)+ .......................           9,619         1,357
Shangri-La Asia, Ltd. (Information & Entertainment) ........           2,000         1,148
Sun Hung Kai Properties, Ltd. (Real Estate) ................           2,000        11,744
Swire Pacific Ltd., Class A (Industrial & Commercial) ......           1,500         5,904
Wharf Holdings, Ltd. (Industrial & Commercial) .............           2,000         3,808
                                                                               -----------
                                                                                   146,510
                                                                               -----------

IRELAND -- 2.1%
Allied Irish Banks, PLC (Dublin) (Finance) .................             657         7,854
Allied Irish Banks, PLC (London) (Finance) .................           5,798        69,310
Anglo Irish Bank Corp. (Finance) ...........................          30,300       180,781
Bank of Ireland (Dublin) (Finance) .........................           4,747        46,195
Bank of Ireland (London) (Finance) .........................          11,796       115,839
CRH, PLC (Real Estate) .....................................             618         6,930
Elan Corp., PLC (Healthcare)+ ..............................             343           688
Iaws Group, PLC (Industrial & Commercial) ..................          12,000        86,293
Irish Life & Permanent, PLC (Finance) ......................             370         4,204
Jefferson Smurfit Group, PLC (Materials) ...................           7,992         1,380
Kerry Group, PLC, Class A (Consumer Staples) ...............             159         2,058
                                                                               -----------
                                                                                   521,532
                                                                               -----------

ITALY -- 4.2%
Alitalia SpA (Information & Entertainment)+ ................           1,565           332
Alleanza Assicurazioni SpA (Finance) .......................             204         1,244
Arnoldo Mondadori Editore SpA (Information &
 Entertainment) ............................................             264         1,275

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ITALY (CONTINUED)
Assicurazione Generali SpA (Finance) .......................           1,404   $    20,584
Autogrill SpA (Information & Entertainment)+ ...............             232         1,831
Autostrade SpA (Industrial & Commercial) ...................          17,022       131,676
Banca Di Roma SpA (Finance) ................................           1,926         1,891
Banca Nazionale del Lavoro (Finance)+ ......................             994         1,085
Banca Popolare di Milano (Finance)+ ........................             544         1,709
Banco Popolare di Verona e Novara Scrl (Finance) ...........          11,200       127,801
Benetton Group SpA (Consumer Discretionary) ................             140         1,300
Bulgari SpA (Consumer Discretionary) .......................             299           993
Davide Campari -- Milano SpA (Consumer Staples)+ ...........           3,600       117,013
Enel SpA (Utilities) .......................................           3,335        16,112
Eni SpA (Energy) ...........................................           9,777       134,070
Fiat SpA (Consumer Discretionary) ..........................             326         3,156
Fineco SpA (Finance)+ ......................................           1,500           572
IntesaBci SpA (Finance) ....................................           6,679        11,218
Italgas SpA (Utilities) ....................................             424         4,222
Mediaset SpA (Information & Entertainment) .................           1,844        11,459
Mediobanca SpA (Finance) ...................................             702         4,779
Parmalat Finanz SpA (Consumer Staples) .....................             724         1,981
Pirelli SpA (Consumer Discretionary) .......................           2,215         1,869
Recordati SpA (Healthcare) .................................           5,650       118,058
Riunione Adriatica di Sicurtza SpA (Finance) ...............             635         7,459
Sanpaolo IMI SpA (Finance) .................................           1,395         7,842
Seat Pagine Gialle SpA (Information & Entertainment)+ ......           3,495         2,027
Telecom Italia Mobile SpA (Information Technology) .........           8,045        31,315
Telecom Italia SpA (Information Technology) ................           7,054        50,247
Telecom Italia SpA-RNC (Information Technology) ............           1,829         9,089
Tiscali SpA (Information Technology)+ ......................             206           814
UniCredito Italiano SpA (Finance) ..........................          70,315       254,252
                                                                               -----------
                                                                                 1,079,275
                                                                               -----------

JAPAN -- 17.0%
Acom Co., Ltd. (Finance) ...................................             200         8,445
Advantest Corp. (Information Technology) ...................             100         3,885
Ajinomoto Co., Inc. (Consumer Staples) .....................           1,000        10,589
Alps Electric Co., Ltd. (Industrial & Commercial) ..........           9,000       106,313
Asahi Breweries, Ltd. (Consumer Staples) ...................           1,000         6,440
Asahi Chemical Industry Co., Inc. (Materials) ..............           2,000         5,422
Asahi Glass Co., Ltd. (Materials) ..........................           3,000        18,433
Bank of Yokohama, Ltd. (Finance) ...........................           1,000         4,337
Benesse Corp. (Industrial & Commercial) ....................             100         1,564
Bridgestone Corp. (Consumer Discretionary) .................           1,000        11,895
Canon, Inc. (Information Technology) .......................           1,000        32,694
Cawachi, Ltd. (Consumer Discretionary) .....................             500        32,242
Central Japan Railway Co. (Industrial & Commercial) ........               2        12,700
Chubu Electric Power Co., Inc. (Utilities) .................             300         5,052
Chugai Pharmaceutical Co., Ltd. (Healthcare) ...............           4,400        37,228
Citizen Watch Co. (Consumer Discretionary) .................          20,500       103,060
Colin Corp. (Healthcare) ...................................           2,450        72,050
Credit Saison Co., Ltd. (Finance) ..........................             100         2,197
Dai Nippon Printing Co., Ltd. (Industrial & Commercial) ....           1,000        10,835

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206

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Daiwa Bank Holdings, Inc. (Finance)+ .......................           3,000   $     2,243
Daiwa House Industry Co., Ltd. (Consumer Discretionary) ....           1,000         6,112
Daiwa Securities Group, Inc. (Finance) .....................           1,000         5,520
Denso Corp. (Consumer Discretionary) .......................           1,000        16,273
Dentsu, Inc (Industrial & Commercial) ......................              18        68,608
Don Quijote Co., Ltd. (Consumer Discretionary) .............           1,600       161,663
East Japan Railway Co. (Industrial & Commercial) ...........               5        23,329
Ebara Corp. (Industrial & Commercial) ......................           1,000         4,083
FamilyMart Co., Ltd. (Consumer Discretionary) ..............           4,800       113,361
Fanuc, Ltd. (Information Technology) .......................             500        22,344
Fuji Photo Film Co., Ltd. (Information & Entertainment) ....           6,000       178,913
Fujitsu, Ltd. (Information Technology) .....................           2,000         8,642
Furukawa Electric Co., Ltd. (Information Technology) .......           1,000         2,275
Hitachi, Ltd. (Industrial & Commercial) ....................           4,000        20,044
Honda Motor Co., Ltd. (Consumer Discretionary)@ ............           5,000       202,489
Hoya Corp. (Healthcare) ....................................             100         6,202
Isetan Co. (Consumer Discretionary) ........................           8,000        76,363
Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial &
 Commercial) ...............................................           1,000         1,372
Itochu Corp. (Industrial & Commercial) .....................           1,000         2,801
Japan Airlines System (Information & Entertainment) ........           2,000         4,847
Japan Medical Dynamic Marketing, Inc. (Healthcare) .........           4,100        64,699
Japan Tobacco, Inc. (Consumer Staples) .....................               2        12,618
JFE Holding, Inc. (Finance) ................................             300         3,361
Joyo Bank, Ltd. (Finance) ..................................           1,000         2,826
Jusco Co., Ltd. (Consumer Discretionary) ...................           1,000        25,629
Kajima Corp. (Materials) ...................................           1,000         3,039
Kaneka Corp. (Materials) ...................................           1,000         5,635
Kansai Electric Power Co., Inc. (Utilities) ................             900        12,642
Kao Corp. (Consumer Staples) ...............................           6,000       132,337
Kinki Nippon Railway Co., Ltd. (Industrial &
 Commercial)+ ..............................................           2,000         5,438
Kirin Brewery Co., Ltd. (Consumer Staples) .................           1,000         5,914
Komatsu, Ltd. (Industrial & Commercial) ....................           1,000         3,360
Konami Corp. (Information & Entertainment) .................             200         5,142
Konica Corp. (Information & Entertainment) .................           1,000         6,514
Kose Corp. (Consumer Staples) ..............................           4,180       127,390
Kubota Corp. (Industrial & Commercial) .....................           2,000         5,734
Kyocera Corp. (Information Technology) .....................             200        13,390
Kyushu Electric Power Co., Inc. (Information Technology) ...             200         2,711
Marui Co., Ltd. (Consumer Discretionary) ...................           1,000        10,835
Matsumotokiyoshi Co., Ltd. (Consumer Discretionary) ........             900        38,444
Matsushita Electric Industrial Co., Ltd. (Information
 Technology) ...............................................           2,000        20,750
Millea Holdings, Inc. (Materials)+ .........................               2        16,035
Minebea Co., Ltd. (Industrial & Commercial) ................           1,000         5,068
Mitsubishi Chemical Corp. (Materials)+ .....................           8,000        14,655
Mitsubishi Corp. (Industrial & Commercial) .................           2,000        13,439
Mitsubishi Electric Corp. (Industrial & Commercial)+ .......           2,000         6,457
Mitsubishi Estate Co., Ltd. (Real Estate) ..................           1,000         7,993
Mitsubishi Heavy Industries, Ltd. (Industrial &
 Commercial) ...............................................           4,000        10,909
Mitsubishi Tokyo Financial Group, Inc. (Finance) ...........               6        44,309
Mitsui & Co., Ltd. (Industrial & Commercial) ...............           2,000        10,498
Mitsui Fudosan Co., Ltd. (Real Estate) .....................           1,000         8,132
Mitsui Marine & Fire Insurance Co., Ltd. (Finance) .........           1,000         4,691

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Mitsui Mining & Smelting Co., Ltd. (Materials) .............           1,000   $     2,177
Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial) ........          19,000        36,054
Mizuho Holdings, Inc. (Finance) ............................              10        23,411
Murata Manufacturing Co., Ltd. (Information Technology) ....             300        15,279
NEC Corp. (Industrial & Commercial) ........................           2,000         9,644
NET One Systems Co., Inc. (Information Technology) .........               9        36,892
NGK Insulators, Ltd. (Industrial & Commercial) .............           1,000         6,736
Nidec Corp. (Industrial & Commercial) ......................             100         5,134
Nikko Cordial Corp. (Finance) ..............................           1,000         4,756
Nintendo Co., Ltd. (Information & Entertainment) ...........             200        23,296
Nippon Express Co., Ltd. (Industrial & Commercial) .........           2,000         9,020
Nippon Oil Corp. (Energy) ..................................           2,000         8,609
Nippon Steel Corp. (Materials) .............................           7,000         9,200
Nippon Telegraph & Telephone Corp. (Information
 Technology) ...............................................              11        36,596
Nippon Unipac Holding (Materials) ..........................               1         5,036
Nippon Yusen Kabushiki Kaisha (Industrial & Commercial) ....           2,000         6,588
Nissan Motor Co., Ltd. (Consumer Discretionary) ............           4,000        29,704
Nitto Denko Corp. (Materials) ..............................           4,175       105,974
Nomura Securities Co., Ltd. (Finance) ......................           6,000        78,860
NTT Data Corp. (Information Technology) ....................               1         3,590
NTT DoCoMo, Inc. (Information Technology) ..................              10        17,086
Obayashi Corp. (Consumer Discretionary) ....................           1,000         2,588
Oji Paper Co., Ltd. (Materials) ............................           1,000         4,723
Oriental Land Co, Ltd. (Information & Entertainment) .......             100         6,391
Orix Corp. (Finance) .......................................             100         5,890
Osaka Gas Co., Ltd. (Utilities) ............................           3,000         7,319
Paramount Bed Co., Ltd. (Healthcare) .......................           3,800        63,523
Park24 Co., Ltd. (Industrial & Commercial) .................           4,603        82,618
Pioneer Corp. (Information & Entertainment) ................             200         3,310
Promise Co., Ltd. (Finance) ................................             100         3,853
QP Corp (Consumer Staples) .................................          14,900       126,558
Ricoh Co., Ltd. (Information Technology) ...................          11,000       191,112
Rohm Co., Ltd. (Information Technology) ....................             600        70,432
Sankyo Co., Ltd. (Healthcare) ..............................           1,000        12,946
Sanyo Electric Co., Ltd. (Information Technology) ..........           2,000         6,769
SECOM Co., Ltd. (Information Technology) ...................             500        20,002
SEGA Corp. (Information & Entertainment)+ ..................             100         1,869
Sekisui House, Ltd. (Consumer Discretionary) ...............           1,000         7,467
Sharp Corp. (Information Technology) .......................           2,000        19,206
Shimizu Corp. (Real Estate) ................................           1,000         3,097
Shin-Etsu Chemical Co., Ltd. (Materials) ...................           4,500       148,971
Shiseido Co., Ltd. (Consumer Staples) ......................           1,000        11,936
Shizuoka Bank, Ltd. (Finance) ..............................           1,000         6,769
Skylark Co., Ltd. (Information & Entertainment) ............           2,000        45,673
SMC Corp. (Industrial & Commercial) ........................             100         9,003
Softbank Corp. (Information Technology) ....................             200         1,935
Sony Corp. (Information Technology) ........................           1,100        46,174
Sumitomo Chemical Co., Ltd. (Materials) ....................           2,000         7,672
Sumitomo Corp. (Industrial & Commercial) ...................           2,000        10,268
Sumitomo Electric Industries, Ltd. (Industrial &
 Commercial) ...............................................           1,000         5,734
Sumitomo Metal Mining Co., Ltd. (Materials) ................           1,000         4,124
Sumitomo Mitsui Banking Corp. (Finance) ....................           8,000        44,950

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Sundrug Co., Ltd. (Consumer Discretionary) .................             900   $    38,740
Taisei Corp. (Consumer Discretionary) ......................           1,000         2,054
Takashimaya Co., Ltd. (Consumer Discretionary) .............           1,000         5,561
Takeda Chemical Industries, Ltd. (Healthcare)@ .............           7,000       282,335
Takefuji Corp. (Finance) ...................................             200        11,303
TDK Corp. (Information Technology) .........................             100         3,885
Teijin, Ltd. (Consumer Discretionary) ......................           1,000         2,662
Terumo Corp. (Healthcare) ..................................             100         1,479
Tohoku Electric Power Co., Inc. (Utilities) ................             600         8,049
Tokyo Electric Power Co., Inc. (Utilities) .................           2,000        36,144
Tokyo Electron, Ltd. (Information Technology) ..............             200         7,656
Tokyo Gas Co., Ltd. (Energy) ...............................           3,000         8,773
Tokyu Corp. (Industrial & Commercial) ......................           1,000         3,688
Toppan Forms Co., Ltd (Industrial & Commercial) ............           3,500        40,481
Toppan Printing Co., Ltd. (Industrial & Commercial) ........           1,000         8,831
Toray Industries, Inc. (Consumer Discretionary) ............           2,000         4,863
Toshiba Corp. (Information Technology)+ ....................           3,000         9,167
Toto, Ltd. (Consumer Staples) ..............................           1,000         3,984
Toyoda Gosei Co., Ltd. (Consumer Discretionary) ............           8,220       124,041
Toyota Motor Corp. (Consumer Discretionary) ................           4,000       102,846
UFJ Holdings, Inc. (Finance) ...............................               1         2,653
World Co., Ltd. (Consumer Discretionary) ...................           3,712        86,903
Yamato Transport Co., Ltd. (Industrial & Commercial) .......           1,000        15,033
                                                                               -----------
                                                                                 4,331,114
                                                                               -----------

KOREA -- 1.5%
Electrolux AB, Series B (Consumer Discretionary) ...........             440         6,644
Kookmin Credit Card Co., Ltd. (Finance) ....................           2,700        61,941
Samsung Electro Mechanics Co., Ltd. (Information
 Technology) ...............................................           1,200        43,183
Samsung Electronics Co., Ltd. GDR (Information
 Technology) ...............................................             400        47,400
Shinhan Financial Group Co., Ltd. (Finance) ................           9,600       108,743
Shinsegae Co., Ltd. (Consumer Discretionary) ...............             800       121,043
                                                                               -----------
                                                                                   388,954
                                                                               -----------

LUXEMBOURG -- 0.0%
Arcelor (Materials)+ .......................................             254         2,575
                                                                               -----------

MEXICO -- 0.5%
Grupo Financiero BBVA Bancomer (Information &
 Entertainment)+ ...........................................          71,870        50,992
Grupo Televisa SA ADR (Information & Entertainment)+ .......           1,000        25,260
Telefonos de Mexico SA de CV ADR (Information
 Technology) ...............................................           2,100        59,115
                                                                               -----------
                                                                                   135,367
                                                                               -----------

NETHERLANDS -- 4.6%
ABN AMRO Holdings NV (Finance) .............................           1,856        20,317
Aegon NV (Finance) .........................................           1,446        13,572
Akzo Nobel NV (Healthcare) .................................             340        10,950
ASML Holding NV (Information Technology)+ ..................           7,380        45,350
Buhrmann NV (Consumer Discretionary) .......................             150           751
Europeon Aeronautic Defense & Space Co. (Industrial &
 Commercial) ...............................................          10,443       110,910

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Fugro NV (Industrial & Commercial) .........................           2,300   $    93,845
Gucci Group NV (Consumer Discretionary) ....................           1,437       120,957
Hagemeyer NV (Consumer Discretionary) ......................             116           878
Heineken NV (Consumer Staples) .............................             427        16,752
IHC Caland NV (Industrial & Commercial) ....................              34         1,545
ING Groep NV (Finance) .....................................           8,006       110,813
Koninklijke (Royal) KPN NV (Consumer Staples)+ .............           2,030        10,529
Koninklijke Ahold NV (Consumer Staples) ....................           1,015        12,023
Koninklijke Numico NV (Consumer Staples) ...................              86           916
Koninklijke Philips Electronics NV (Information
 Technology) ...............................................           1,679        24,384
Norsk Hydro ASA, Class B (Materials) .......................             253         9,530
Oce NV (Industrial & Commercial) ...........................             237         1,660
Orkla ASA (Consumer Staples) ...............................             171         2,736
Reed Elsevier NV (Information & Entertainment) .............             877        10,475
Royal Dutch Petroleum Co. (Energy) .........................           3,047       122,970
Storebrand ASA (Finance)+ ..................................             300           798
TPG NV (Industrial & Commercial) ...........................             503         8,428
Unilever NV (Consumer Staples) .............................             717        42,431
Vedior NV (Industrial & Commercial) ........................           1,858        10,830
VNU NV (Information & Entertainment) .......................          11,113       258,118
Volker Wessels Stevin NV (Real Estate) .....................           4,550       100,692
Wolters Kluwer NV (Information & Entertainment) ............             354         6,400
                                                                               -----------
                                                                                 1,169,560
                                                                               -----------

NEW ZEALAND -- 0.0%
Carter Holt Harvey, Ltd. (Materials) .......................           2,288         1,699
Telecom Corp. of New Zealand, Ltd. (Information
 Technology) ...............................................           1,365         3,155
                                                                               -----------
                                                                                     4,854
                                                                               -----------

NORWAY -- 0.0%
Den Norke Bank ASA (Finance) ...............................             734         3,211
Norske Skogindustrier ASA, Class A (Materials) .............             120         1,393
Statoil ASA (Energy) .......................................             526         4,012
Telenor ASA (Information Technology) .......................             630         1,922
                                                                               -----------
                                                                                    10,538
                                                                               -----------

PORTUGAL -- 0.5%
Banco Comercial Portugues SA (Finance) .....................           2,117         4,496
Banco Espirito Santo SA (Finance) ..........................             163         1,675
BPI-SGPS SA (Finance) ......................................             934         1,845
Brisa-Auto Estradas de Portugal SA (Industrial &
 Commercial) ...............................................           1,000         4,940
Cimpor-Cimentos de Portugal SA (Materials) .................              95         1,624
Electricidade de Portugal SA (Utilities) ...................           2,920         4,356
Jeronimo Martins, SGPS, SA (Consumer Staples)+ .............             100           578
Portugal Telecom SGPS, SA (Information Technology) .........           1,290         5,799
Sonae SGPS SA (Consumer Discretionary)+ ....................           2,335           923
Vodafone Telecel Comunicacoes Pessoais SA (Information
 Technology) ...............................................          15,100       105,918
                                                                               -----------
                                                                                   132,154
                                                                               -----------

----------------
210

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
RUSSIA -- 0.2%
YUKOS Corp. ADR (Energy) ...................................             300   $    40,378
                                                                               -----------

SINGAPORE -- 1.4%
Altadis SA (Consumer Staples) ..............................             373         8,328
Banco Bilbao Vizcaya SA (Finance) ..........................           3,999        29,868
Capitaland, Ltd. (Real Estate) .............................           2,000         1,373
Chartered Semiconductors Manufacturing, Ltd. (Information
 Technology)+ ..............................................           1,000           557
City Developments, Ltd. (Real Estate) ......................           1,000         2,644
DBS Group Holdings, Ltd. (Finance) .........................           1,163         7,328
Endesa SA (Utilities) ......................................           1,262        11,408
Iberdrola SA (Utilities) ...................................           1,061        13,732
Informatics Holdings, Ltd. (Industrial & Commercial) .......          59,500        39,500
Keppel Corp., Ltd. (Industrial & Commercial) ...............          28,000        68,367
Oversea-Chinese Banking Corp., Ltd. (Finance) ..............           1,050         5,671
Peoples Food Holdings, Ltd. (Consumer Staples) .............          71,000        37,748
SembCorp Industries, Ltd. (Industrial & Commercial) ........           2,000         1,052
Singapore Airlines, Ltd. (Information & Entertainment) .....           1,000         5,401
Singapore Technologies Engineering, Ltd. (Industrial &
 Commercial) ...............................................           3,000         2,819
Singapore Telecommunications, Ltd. (Information
 Technology) ...............................................           7,000         5,435
United Overseas Bank, Ltd. (Finance) .......................          18,000       120,510
                                                                               -----------
                                                                                   361,741
                                                                               -----------

SOUTH KOREA -- 0.4%
Hana Bank GDR (Finance)+ ...................................           4,476        60,426
Hyundai Motor Co. GDR (Consumer Discretionary)*+ ...........           2,700        29,700
                                                                               -----------
                                                                                    90,126
                                                                               -----------

SPAIN -- 3.2%
Acerinox SA (Materials) ....................................           3,357       103,211
ACS Actividades de Construccion y Servicios SA (Real
 Estate) ...................................................              73         2,009
Autopistas, Concesionaria Espanda SA (Industrial &
 Commercial) ...............................................             225         2,556
Banco Santander Central Hispano SA (Finance) ...............           5,580        28,511
Corp Mapfre SA (Finance) ...................................          19,832       111,680
Fomento de Construcciones y Contratas SA (Consumer
 Discretionary) ............................................             106         2,082
Gas Natural SDG, SA (Utilities) ............................             300         5,083
Grupo Dragados SA (Industrial & Commercial) ................             183         2,748
Grupo Ferrovial SA (Industrial & Commercial) ...............           5,000       123,494
Iberia Lineas Aereas de Espana SA (Information &
 Entertainment) ............................................          88,200       108,050
Industria de Diseno Textil, SA (Inditex) (Consumer
 Discretionary) ............................................           3,816        77,286
Prosegur, Compania de Securidad SA (Industrial &
 Commercial) ...............................................           8,350        86,619
Repsol YPF SA (Energy) .....................................           1,429        16,927
Sociedad General de Aguas de Barcelona SA (Utilities) ......             135         1,175
Telefonica SA (Information Technology)+ ....................          17,798       132,580
TelePizza SA (Information & Entertainment)+ ................             227           166
Terra Networks SA (Information Technology)+ ................             247           988
Union Fenosa SA (Energy) ...................................             382         4,906
Zeltia SA (Healthcare) .....................................             211         1,011
                                                                               -----------
                                                                                   811,082
                                                                               -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
SWEDEN -- 1.0%
Assa Abloy AB, Class B (Industrial & Commercial) ...........             400   $     3,883
AstraZeneca Group (SE), PLC (Healthcare) ...................             604        17,980
Atlas Copco AB, Class A (Industrial & Commercial) ..........             152         2,533
Eniro AB (Information & Entertainment) .....................           2,313        10,727
Hennes & Mauritz AB, Class B (Consumer Discretionary) ......             800        13,892
Modern Times Group, B Shares (Information &
 Entertainment)+ ...........................................              81           695
Nordea AB (Finance) ........................................           4,200        16,670
Sandvik AB (Industrial & Commercial) .......................             300         7,054
Securitas AB, Class B (Industrial & Commercial) ............           9,447       117,177
Skandia Forsakrings AB (Finance) ...........................          21,124        30,986
Skandinaviska Enskilda Banken, Class A (Finance) ...........           1,200        10,225
Skanska AB, Class B (Real Estate) ..........................             416         2,050
SKF AB, Class B (Materials) ................................              69         1,559
Svenska Cellulosa AB, Class B (Materials) ..................             233         7,213
Svenska Handelsbanken AB, Series A (Finance) ...............             573         7,138
Svenska Handelsbanken AB, Series B (Finance) ...............             134         1,612
Tele2 AB, Class B (Information Technology)+ ................             100         1,488
Telefonaktiebolaget LM Ericsson, Class B (Information
 Technology)+ ..............................................          10,732         3,901
Telia AB (Information Technology) ..........................           1,800         4,524
Volvo AB, Class B (Consumer Discretionary) .................             270         3,917
                                                                               -----------
                                                                                   265,224
                                                                               -----------

SWITZERLAND -- 6.9%
ABB, Ltd. (Industrial & Commercial)+ .......................           1,546         5,101
Adecco SA (Industrial & Commercial) ........................           3,023       102,098
Ciba Specialty Chemicals AG (Materials) ....................              39         2,566
Clariant AG (Materials) ....................................              87         1,568
Compagnie Financiere Richemont AG, Class A (Consumer
 Discretionary)(U) .........................................             244         3,612
Converuim Holding AG (Finance)+ ............................           2,724       119,959
Credit Suisse Group (Finance)+ .............................           5,493       107,553
Geberit AG (Consumer Discretionary)+ .......................             505       137,541
Givaudan SA (Materials) ....................................               6         2,683
Holcim, Ltd., Class B (Materials) ..........................              53         8,375
Inforsys (Finance)+ ........................................           1,689        70,146
Kaba Holdings AG, Class B (Information Technology) .........             720       141,463
Kudelski SA (Information Technology)+ ......................              53           724
Logitech International SA (Information Technology)+ ........              58         1,631
Lonza Group AG (Materials) .................................              50         2,832
Nestle SA (Consumer Staples)@ ..............................           1,174       256,116
Nobel Biocare Holding AG (Healthcare)+ .....................           2,350       102,295
Novartis AG (Healthcare)@ ..................................          11,771       464,540
Roche Holdings AG-Bearer (Healthcare) ......................             129        14,552
Roche Holdings AG-Genusschein (Healthcare) .................             866        58,467
Serono SA, Class B (Healthcare) ............................               4         1,911
Societe Generale Surveillance Holdings SA (Industrial &
 Commercial) ...............................................               9         2,195
Swatch Group AG (Consumer Discretionary) ...................             300         4,502
Swatch Group AG, Class B (Consumer Discretionary) ..........              20         1,490
Swiss Re (Finance) .........................................             368        20,656
Swisscom AG (Information Technology) .......................              65        18,033
Syngenta AG (Materials) ....................................           1,955       106,492
Unaxis Holding AG (Information Technology) .................              16           930

----------------
212

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Zurich Financial Services AG (Finance) .....................             108   $    10,061
                                                                               -----------
                                                                                 1,770,092
                                                                               -----------

TAIWAN -- 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
 (Information Technology)+ .................................           3,580        22,733
                                                                               -----------

UNITED KINGDOM -- 16.5%
3i Group, PLC (Industrial & Commercial) ....................             775         5,245
Abbey National, PLC (Finance) ..............................           1,575        12,735
Aggregate Industries, PLC (Materials) ......................          91,800        98,733
AMEC, PLC (Real Estate) ....................................             273           933
Amersham, PLC (Healthcare) .................................             731         6,135
Amey, PLC (Industrial & Commercial) ........................           7,025         8,355
Amvescap, PLC (Finance) ....................................          14,267        67,426
ARM Holdings, PLC (Information Technology)+ ................           1,308         2,547
AstraZeneca Group, PLC (Healthcare) ........................           4,582       138,704
Autonomy Corp., PLC (Information Technology)+ ..............          20,200        31,399
Aviva, PLC (Finance) .......................................           2,683        15,060
AWG, PLC (Industrial & Commercial) .........................         105,144           132
AWG, PLC (Utilities)+ ......................................             337         2,143
BAA, PLC (Industrial & Commercial) .........................           6,118        50,815
BAE Systems, PLC (Industrial & Commercial) .................           4,034        12,161
Balfour Beatty, PLC (Real Estate) ..........................             498         1,087
Barclays, PLC (Finance) ....................................           8,404        49,020
Barratt Developments, PLC (Real Estate) ....................             300         2,000
BBA Group, PLC (Consumer Discretionary) ....................             562         1,524
Berkeley Group, PLC (Real Estate) ..........................             158         1,469
BG Group, PLC (Utilities) ..................................           4,419        17,294
BHP Billiton, PLC (Materials) ..............................           1,542         7,142
BOC Group, PLC (Materials) .................................             634         8,630
Boots Co., PLC (Consumer Discretionary) ....................             874         7,252
BP Amoco, PLC (Energy) .....................................          28,550       190,512
BPB Industries, PLC (Materials) ............................          28,000       117,600
British Airways, PLC (Information & Entertainment)+ ........           1,719         2,591
British American Tobacco, PLC (Consumer Staples) ...........           2,456        25,027
British Land Co., PLC (Real Estate) ........................             762         5,264
British Sky Broadcasting Group, PLC (Information &
 Entertainment)+ ...........................................          16,228       130,583
BT Group, PLC (Information Technology) .....................          10,902        28,158
Bunzl, PLC (Consumer Discretionary) ........................             543         3,760
Cable & Wireless, PLC (Information Technology) .............           1,766         3,203
Cadbury Schweppes, PLC (Consumer Staples) ..................           2,785        18,584
Canary Wharf Group, PLC (Real Estate)+ .....................             731         3,679
Capita Group, PLC (Industrial & Commercial) ................          13,337        41,462
Carlton Communications, PLC (Information &
 Entertainment) ............................................             573           981
Celltech Group, PLC (Healthcare)+ ..........................             335         1,571
Centrica, PLC (Utilities) ..................................           4,524        11,773
Chubb, PLC (Information Technology) ........................             999         1,710
Close Brothers Group (Finance) .............................           9,000        69,369
CMG, PLC (Information Technology) ..........................             916           564
Compass Group, PLC (Consumer Staples) ......................           2,893        12,037
Corus Group (Materials)+ ...................................           3,742         2,012

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Daily Mail & General Trust (Information & Entertainment) ...             171   $     1,262
Diageo, PLC (Consumer Staples) .............................           4,192        51,931
Dixons Group, PLC (Consumer Discretionary) .................           3,116         8,439
Electrocomponents, PLC (Information Technology) ............             438         1,733
EMI Group, PLC (Information & Entertainment) ...............             995         2,656
First Technology, PLC (Consumer Discretionary) .............          16,663        69,592
FKI, PLC (Industrial & Commercial) .........................             742           949
GAME Group, PLC (Consumer Discretionary) ...................          55,500        92,805
GKN, PLC (Consumer Discretionary) ..........................             830         3,176
GlaxoSmithKline, PLC (Healthcare)@ .........................          23,386       451,636
Granada, PLC (Information & Entertainment) .................           3,530         3,727
GUS, PLC (Consumer Discretionary) ..........................           1,291        10,986
Hammerson, PLC (Real Estate) ...............................             315         2,238
Hanson, PLC (Materials) ....................................           1,273         6,316
Hays, PLC (Industrial & Commercial) ........................           2,141         3,849
HBOS, PLC (Finance) ........................................           4,188        38,632
Hilton Group, PLC (Information & Entertainment) ............           1,845         4,635
HIT Entertainment, PLC (Information & Entertainment) .......          34,240       118,810
HSBC Holdings, PLC (London) (Finance) ......................          11,849       119,811
Imperial Chemical Industries, PLC (Materials) ..............             903         2,892
Imperial Tobacco Group, PLC (Consumer Staples) .............             272         4,292
Invensys, PLC (Industrial & Commercial) ....................           6,683         6,374
J Sainsbury, PLC (Consumer Discretionary) ..................           2,510        11,035
J.D. Wetherspoon, PLC (Information & Entertainment) ........          25,500       120,113
Jardine Lloyd Thompson Group, PLC (Finance) ................          13,900       131,383
Jarvis, PLC (Industrial & Commercial) ......................          24,200        82,832
Johnson Matthey, PLC (Industrial & Commercial) .............             273         3,579
Kingfisher, PLC (Consumer Discretionary) ...................           1,542         4,987
Land Securities Group, PLC (Real Estate) ...................             607         7,053
Lattice Group, PLC (Industrial & Commercial) ...............           5,675        15,259
Legal & General Group, PLC (Finance) .......................          44,519        60,463
Legal & General Group, PLC (NP) (Finance)+ .................          11,575         4,998
Linde AG (Industrial & Commercial) .........................             150         5,365
Lloyds TSB Group, PLC (Finance) ............................           6,931        51,093
Logica, PLC (Information Technology) .......................             447           842
Man Group, PLC (Finance) ...................................             120         1,873
Marconi, PLC (Information Technology)+ .....................           2,333            53
Marks & Spencer Group, PLC (Consumer Discretionary) ........           2,792        14,072
Misys, PLC (Information Technology) ........................             726         1,698
MyTravel Group, PLC (Information & Entertainment) ..........             552           706
National Grid Group, PLC (Utilities) .......................           2,241        15,886
National Power, PLC (Utilities)+ ...........................          55,968        73,815
Next, PLC (Consumer Discretionary) .........................             180         2,626
Ocean Group, PLC (Industrial & Commercial) .................          14,049       138,747
P&O Princess Cruises, PLC (Information & Entertainment) ....             870         6,092
Pearson, PLC (Information & Entertainment) .................             987         7,896
Peninsular & Oriental Steam Navigation Co. (Industrial &
 Commercial) ...............................................             794         2,116
Pilkington, PLC (Consumer Discretionary) ...................           1,399         1,203
Provident Financial, PLC (Finance) .........................             318         2,971
Prudential, PLC (Finance) ..................................           2,464        13,134
Railtrack Group, PLC (Industrial & Commercial)+ ............             207           806
Rank Group, PLC (Information & Entertainment) ..............             638         2,675

----------------
214

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Reckitt & Colman, PLC (Consumer Staples) ...................           4,550   $    85,727
Reed International, PLC (Information & Entertainment) ......           1,557        13,360
Rentokil Initial, PLC (Industrial & Commercial) ............           2,443         7,988
Reuters Group, PLC (Information & Entertainment) ...........           1,861         6,604
Rexam, PLC (Materials) .....................................             507         3,206
Rio Tinto, PLC (Materials) .................................           1,405        22,545
RMC Group, PLC (Materials) .................................             308         2,026
Royal & Sun Alliance Insurance Group, PLC (Finance) ........             891         1,346
Royal Bank of Scotland Group, PLC (Finance) ................          15,822       298,105
Safeway, PLC (Consumer Discretionary) ......................             548         1,794
Sage Group, PLC (Information Technology) ...................           1,505         2,658
Schroders, PLC (Finance) ...................................             279         1,971
Scottish & Newcastle, PLC (Consumer Staples) ...............             543         4,774
Scottish and Southern Energy, PLC (Energy) .................             480         5,162
Scottish Power, PLC (Energy) ...............................           2,323        12,574
Shell Transport & Trading Co., PLC (Energy) ................           6,026        35,859
Six Continents, PLC (Information & Entertainment) ..........           1,342        12,495
Slough Estates, PLC (Real Estate) ..........................             439         2,206
Smith & Nephew, PLC (Healthcare) ...........................           1,106         6,668
Smiths Group PLC (Industrial & Commercial) .................             650         6,542
SSL International PLC (Healthcare) .........................             208           825
Tate & Lyle, PLC (Consumer Staples) ........................             537         3,120
Taylor Woodrow, PLC (Real Estate) ..........................             649         1,824
Tesco, PLC (Consumer Discretionary) ........................          68,638       221,734
Thus Group, PLC (Information Technology)+ ..................           1,246           111
Unilever, PLC (Consumer Staples) ...........................           3,593        32,551
United Business Media, PLC (Information & Entertainment) ...             224           756
United Utilities, PLC (Utilities) ..........................             571         5,267
Vodafone Group, PLC (Information Technology) ...............         297,007       380,060
Wolseley, PLC (Consumer Discretionary) .....................             624         4,953
WPP Group, PLC (Industrial & Commercial) ...................           1,317         8,819
                                                                               -----------
                                                                                 4,204,123
                                                                               -----------

UNITED STATES -- 0.0%
Smurfit-Stone Container Corp. (Materials)+ .................              83         1,046
                                                                               -----------
TOTAL COMMON STOCK (cost $25,266,780).......................                    19,708,070
                                                                               -----------

PREFERRED STOCK -- 0.0%
------------------------------------------------------------------------------------------
AUSTRALIA -- 0.0%
News Corp., Ltd. (Information & Entertainment) (cost
 $16,100) ..................................................           2,448        10,010
                                                                               -----------

RIGHTS -- 0.0%
------------------------------------------------------------------------------------------
SINGAPORE -- 0.0%
Chartered Semiconductors Manufacturing, Ltd. (Information
 Technology) (cost $282) ...................................             800             2
                                                                               -----------

                                                                ----------------

EXCHANGE TRADED FUNDS -- 1.7%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCES -- 1.7%
FINANCIAL SERVICES -- 1.7%
iShares MSCI EAFE Index Fund (cost $487,486) ...............           4,500   $   428,400
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $25,770,648)..............                    20,146,482
                                                                               -----------

SHORT-TERM SECURITIES -- 8.0%                                     PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 5.9%
Federal National Mtg. Assoc. Disc. Notes 1.68% due 10/16/02@
 (cost $1,498,950) .........................................      $1,500,000     1,498,950
                                                                               -----------

U.S. GOVERNMENT AGENCIES -- 1.0%
United States Treasury Bills 1.63% due 12/19/02@ (cost
 $249,106) .................................................         250,000       249,106
                                                                               -----------

TIME DEPOSIT -- 1.1%
State Street Euro Time Deposit 0.50% due 10/1/02 (cost
 $284,000)..................................................         284,000       284,000
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $2,032,056)...............                     2,032,056
                                                                               -----------

REPURCHASE AGREEMENT -- 7.6%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.6%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased 10/1/02 in the amount of $1,950,046 and collateralized by $380,000
 of United States Treasury Notes, bearing interest at 3.63%, due 3/31/04 and $980,000 of United States Treasury Bonds,
 bearing interest at 7.25% due 8/15/22 and $285,000 of
 United States Treasury Notes, bearing interest at 5.50% due
 3/31/03, which together have an approximate value of
 $1,991,063
 (cost $1,950,000) .........................................       1,950,000     1,950,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $29,752,704)                                                    94.6%   24,128,538
Other assets less liabilities --                                         5.4     1,370,335
                                                                       -----   -----------
NET ASSETS --                                                          100.0%  $25,498,873
                                                                       =====   ===========

-------------
+   Non-income producing securities.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR -- American Depository Receipt.
(1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

----------------
216

@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                                                                     UNREALIZED
NUMBER OF                                          EXPIRATION      VALUE AT       VALUE AS OF       APPRECIATION/
CONTRACTS               DESCRIPTION                   DATE        TRADE DATE   SEPTEMBER 30, 2002   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
       1 Long           IBEX 35 Index             October 2002    $  59,444        $   53,526         $  (5,918)
       2 Long           SGX MSCI Singapore Index  October 2002       37,597            37,382              (215)
       1 Long           CAC 40 10 Euro            December 2002      27,039            27,490               451
       4 Long           Dow Jones Euro STOXX 50   December 2002      96,521            88,354            (8,167)
       16 Long          Financial Times Stock
                        Exchange 100 Index        December 2002   1,018,568           932,489           (86,079)
       59 Long          MSCI Pan-Euro Index       December 2002     869,456           803,858           (65,598)
       3 Long           NIKKEI 225 Index          December 2002     140,048           138,975            (1,073)
       4 Long           S&P ASX 200 Index         December 2002     163,906           161,227            (2,679)
       15 Long          Tokyo Price Index         December 2002   1,121,940         1,124,322             2,382
                                                                                                      ---------
                                                                                                      $(166,896)
                                                                                                      =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
       CONTRACT                    IN               DELIVERY    GROSS UNREALIZED
      TO DELIVER              EXCHANGE FOR            DATE        APPRECIATION
--------------------------------------------------------------------------------
  MXN       2,042,822     USD           203,023    10/10/2002        $ 3,569
  MXN       4,085,644     USD           406,027    10/11/2002          7,210
 *SGD         499,065     USD           258,157    10/25/2002          5,472
  USD         402,969     AUD           746,073    10/31/2002          1,077
  USD       1,245,759     EUR         1,256,975    10/25/2002          4,550
  USD       1,161,735     GBP           757,324    10/23/2002         25,659
  USD       1,029,524     JPY       126,322,582    10/30/2002          9,843
  USD          64,243     NOK           493,000    11/27/2002          1,748
 *USD         485,654     SEK         4,524,693    10/11/2002          1,964
                                                                     -------
                                                                      61,092
                                                                     -------

                                                                GROSS UNREALIZED
                                                                 DEPRECIATION
--------------------------------------------------------------------------------
  CHF         235,498     USD           157,261    11/18/2002         (2,522)
 *SEK         881,027     USD            91,636    10/11/2002         (3,309)
  USD          71,402     DKK           528,587    10/24/2002         (1,177)
 *USD         100,705     SGD           177,745    10/25/2002           (690)
  USD         180,007     HKD         1,403,931    12/11/2002            (42)
                                                                     -------
                                                                      (7,740)
                                                                     -------
Net Unrealized Appreciation..................................        $53,352
                                                                     =======

------------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

AUD  --         Australian Dollar
CHF  --         Swiss Francs
DKK  --         Danish Krone
GBP  --         Pound Sterling
EUR  --         Euro Dollar
HKD  --         Hong Kong Dollar
JPY  --         Japanese Yen
MXN  --         Mexican Peso
NOK  --         Norwegian Krone
SGD  --         Singapore Dollar
SEK  --         Swedish Krona
                United States
USD  --         Dollar

See Notes to Financial Statements.

                                                                ----------------

------------------

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

BONDS & NOTES -- 83.4%                                    PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.6%
AUTOMOTIVE -- 1.4%
DaimlerChrysler NA Holding Corp. 7.25% 2006 ..........  $    200,000   $    216,444
Ford Motor Co. 7.45% 2031 ............................       700,000        566,986
Harley-Davidson Motorcycle Trust, Series 2002-1 A2
 4.50% 2010 ..........................................       200,000        209,477
Honda Auto Receivables Owner Trust, Series 2002-1 A3
 3.50% 2005 ..........................................       160,000        163,273
Nissan Auto Receivables Owner Trust, Series 2002-B A4
 4.60% 2007 ..........................................       200,000        210,262
Visteon Corp. 8.25% 2010 .............................       200,000        217,260

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp. 5.80% 2009 ..............................       170,000        167,324

RETAIL -- 1.0%
CVS Corp. 5.50% 2004 .................................       200,000        208,081
Kroger Co. 6.75% 2012 ................................       200,000        218,972
Masco Corp. 6.00% 2004 ...............................       200,000        208,598
Staples, Inc. 7.13% 2007 .............................        35,000         36,818
Staples, Inc. 7.38% 2012 .............................        50,000         50,966
Target Corp. 5.88% 2012 ..............................       200,000        220,626
Wal-Mart Stores, Inc. 4.38% 2007 .....................        85,000         89,740
Wal-Mart Stores, Inc. 6.88% 2009 .....................       100,000        117,621
                                                                       ------------
                                                                          2,902,448
                                                                       ------------

CONSUMER STAPLES -- 0.8%
FOOD, BEVERAGE & TOBACCO -- 0.8%
Coca-Cola Enterprises, Inc. 5.25% 2007 ...............       100,000        108,458
Coca-Cola Enterprises, Inc. 7.13% 2009 ...............       100,000        116,529
ConAgra, Inc. 8.25% 2030 .............................       100,000        127,442
Diageo Capital, PLC 6.13% 2005 .......................       200,000        219,452
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011 ....        75,000         56,250
Kraft Foods, Inc. 5.63% 2011 .........................       150,000        162,108
Tyson Foods, Inc. 6.63% 2004 .........................       130,000        138,116
                                                                       ------------
                                                                            928,355
                                                                       ------------

ENERGY -- 1.6%
ENERGY SERVICES -- 0.8%
Duke Energy Field Services, LLC 7.88% 2010 ...........       170,000        178,265
Motiva Enterprises, LLC 5.20% 2012 ...................       125,000        126,855
Schlumberger Technology Corp. 6.50% 2012* ............       220,000        247,854
Valero Energy Corp. 6.88% 2012 .......................       200,000        194,134
Virginia Electric and Power Co., Series B 7.20%
 2004 ................................................       100,000        108,741

ENERGY SOURCES -- 0.8%
Amerada Hess Corp. 6.65% 2011 ........................       200,000        224,804
Burlington Resources, Inc. 7.40% 2031 ................       120,000        137,860
Canadian Natural Resources, Ltd. 6.45% 2033 ..........        80,000         82,394

----------------
218

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Coastal Corp. 7.75% 2010 .............................  $    200,000   $    144,000
Devon Energy Corp. 7.95% 2032 ........................       100,000        119,760
Murphy Oil Corp. 6.38% 2012 ..........................       110,000        122,636
NRG Energy, Inc. 7.50% 2009(1) .......................       200,000         45,000
                                                                       ------------
                                                                          1,732,303
                                                                       ------------

FINANCE -- 12.8%
BANKS -- 0.9%
Bank of America Corp. 6.25% 2012 .....................       200,000        223,094
Bank One NA 5.50% 2007 ...............................       100,000        108,964
Banque Nationale de Paris 7.20% 2007 .................       100,000        114,037
Chase Manhattan Corp. 7.00% 2009 .....................       100,000        109,608
J.P. Morgan Chase & Co. 6.75% 2011 ...................       100,000        108,551
KfW International Finance, Inc. 4.75% 2007 ...........       100,000        106,762
KfW International Finance, Inc. 5.25% 2006 ...........       100,000        108,592
Popular North American, Inc. 6.63% 2004 ..............        70,000         72,867
Popular, Inc. 6.38% 2003 .............................       100,000        102,932

FINANCIAL SERVICES -- 9.2%
Alliance Capital Management LP 5.63% 2006 ............       100,000        106,698
American Express Co. 5.50% 2006 ......................       200,000        215,140
Bear Stearns Commercial Mtg. Secs, Inc., Series
 1998-C1 A2 6.44% 2008 ...............................       200,000        224,800
Bear Stearns Commercial Mtg. Secs, Inc., Series
 2001-TOP2 A2 6.48% 2035 .............................       200,000        226,594
Bear Stearns Commercial Mtg. Secs, Inc., Series
 2001-TOP4 A3 5.61% 2033 .............................       200,000        214,834
Capital One Secured Note Trust, Series 2001-7A A 3.85%
 2007 ................................................       202,000        208,248
Carco Auto Loan Master Trust, Series 1999-4 A 6.43%
 2004 ................................................       200,000        201,000
Carmax Auto Owner Trust, Series 2002-1 A4 4.23%
 2007 ................................................       165,000        172,214
Chase Commercial Mtg. Securities Corp., Series 1998-1
 A2 6.56% 2030 .......................................       200,000        224,854
Chase Commercial Mtg. Securities Corp., Series 1998-2
 A2 6.39% 2030 .......................................       200,000        224,850
CIT Equipment Collateral, Series 2001-A A4 4.84%
 2012 ................................................       200,000        209,929
CIT Group, Inc. 6.50% 2006 ...........................       200,000        207,726
Citigroup, Inc. 6.50% 2011 ...........................       400,000        444,380
Countrywide Home Loans, Inc., Series J 5.50% 2006 ....       100,000        104,979
Credit Suisse First Boston USA, Inc. 6.50% 2012 ......       200,000        213,531
Discover Card Master Trust I, Series 2001-5 A 5.30%
 2006 ................................................       200,000        210,399
Doral Financial Corp. 8.50% 2004 .....................       100,000        106,732
First Union -- Chase Commercial Mtg. Trust, Series
 1999-C2 A2 6.65% 2031 ...............................       200,000        226,326
Ford Credit Auto Owner Trust, Series 2000-A B 7.37%
 2004 ................................................       100,000        104,406
Ford Credit Auto Owner Trust, Series 2001-B A4 5.12%
 2004 ................................................       200,000        203,436
Ford Credit Auto Owner Trust, Series 2001-E A4 4.01%
 2006 ................................................       200,000        206,781
Ford Credit Auto Owner Trust, Series 2002-A A3A 3.62%
 2006 ................................................       175,000        178,806
Ford Motor Credit Co. 6.88% 2006 .....................       200,000        196,752
Ford Motor Credit Co. 7.25% 2011 .....................       200,000        185,390
Frank Russell Co. 5.63% 2009* ........................       100,000        106,645
General Electric Capital Corp. 5.88% 2012 ............       300,000        321,240
General Electric Capital Corp. 6.75% 2032 ............       400,000        423,508
General Motors Acceptance Corp. 6.13% 2007 ...........       200,000        201,002
General Motors Acceptance Corp. 7.00% 2012 ...........       600,000        589,950
Goldman Sachs Group, Inc. 7.80% 2010 .................       100,000        115,604
Household Finance Corp. 5.75% 2007 ...................       300,000        300,237
John Hancock Global Funding II 5.00% 2007* ...........       200,000        209,996

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13%
 2030 ................................................  $    200,000   $    221,383
MBNA Master Credit Card Trust, Series 1997-I A 6.55%
 2007 ................................................       200,000        215,992
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2
 6.54% 2030 ..........................................       200,000        224,999
Morgan Stanley Capital I, Inc., Series 1999-WF1 A2
 6.21% 2031 ..........................................       200,000        223,089
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1
 A4 6.66% 2033 .......................................       200,000        228,992
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3
 A4 6.39% 2033 .......................................       200,000        225,326
Morgan Stanley Dean Witter Capital I, Series 2002-HQ
 A3 6.51% 2034 .......................................       200,000        225,997
Navistar Financial Owner Trust, Series 2001-A A3 4.99%
 2005 ................................................       189,850        193,013
Nomura Asset Securities Corp., Series 1998-D6 A1B
 6.59% 2030 ..........................................       200,000        226,653
Onyx Acceptance Owner Trust, Series 2002-A A3 3.75%
 2006 ................................................       165,000        169,054
Peoplefirst.Com Auto Receivables Owner Trust, Series
 2000-2 A3 6.34% 2004 ................................        87,801         87,969
Philip Morris Capital Corp. 7.50% 2009 ...............        40,000         45,299
Toyota Motor Credit Corp. 5.63% 2003 .................       200,000        207,602
USA Education, Inc. 5.63% 2007 .......................       200,000        218,828
USAA Auto Owner Trust 4.69% 2005 .....................       100,000        101,835
Wells Fargo Financial, Inc. 5.50% 2012 ...............       200,000        212,970

INSURANCE -- 2.7%
Ace Capital Trust II 9.70% 2030 ......................       200,000        246,384
Allstate Corp. 7.20% 2009 ............................       200,000        228,690
Axa 8.60% 2030 .......................................       200,000        223,954
Everest Reinsurance Holdings, Inc. 8.50% 2005 ........       100,000        112,185
Farmers Insurance Exchange 8.63% 2024* ...............       200,000        152,448
Hartford Life, Inc. 7.10% 2007 .......................       200,000        225,096
Healthcare Realty Trust, Inc. 8.13% 2011 .............       210,000        232,050
Jackson National Life Insurance Co. 5.25% 2007* ......        85,000         90,675
Liberty Mutual Insurance Co. 7.70% 2097* .............       200,000        167,868
Lumbermens Mutual Casualty Co. 9.15% 2026* ...........       218,000         94,547
Mercury General Corp. 7.25% 2011 .....................        15,000         16,434
MMI Capital Trust 7.63% 2027 .........................       100,000         80,440
MONY Group, Inc. 8.35% 2010 ..........................        85,000         91,703
Safeco Capital Trust I 8.07% 2037 ....................       100,000         91,969
St. Paul Cos., Inc. 5.75% 2007 .......................       140,000        145,382
Transamerica Capital II 7.65% 2026* ..................       200,000        221,024
Unitrin, Inc. 5.75% 2007 .............................       200,000        211,279
W.R. Berkley Capital Trust 8.20% 2045 ................       200,000        191,596
Wellpoint Health Networks, Inc. 6.38% 2006 ...........       130,000        141,489
                                                                       ------------
                                                                         14,136,608
                                                                       ------------

HEALTHCARE -- 0.9%
DRUGS -- 0.2%
Wyeth 6.25% 2006 .....................................       200,000        215,938

HEALTH SERVICES -- 0.7%
Health Net, Inc. 8.38% 2011 ..........................       180,000        213,380
HEALTHSOUTH Corp. 7.00% 2008 .........................        50,000         33,250
Humana, Inc. 7.25% 2006 ..............................       100,000        109,195
Quest Diagnostics, Inc. 6.75% 2006 ...................       200,000        218,126
UnitedHealth Group, Inc. 5.20% 2007 ..................       110,000        117,246
Wellpoint Health Networks, Inc. 6.38% 2012 ...........        45,000         49,617
                                                                       ------------
                                                                            956,752
                                                                       ------------

----------------
220

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Lockheed Martin Corp. 8.50% 2029 .....................  $    100,000   $    132,212
United Technologies Corp. 6.10% 2012 .................       100,000        112,068
United Technologies Corp. 6.63% 2004 .................        75,000         81,692

BUSINESS SERVICES -- 0.1%
ERAC USA Finance Co. 8.00% 2011* .....................       130,000        144,958

TRANSPORTATION -- 0.1%
FedEx Corp. 6.88% 2006 ...............................        60,000         66,502
                                                                       ------------
                                                                            537,432
                                                                       ------------
INFORMATION & ENTERTAINMENT -- 2.6%
BROADCASTING & MEDIA -- 1.1%
AOL Time Warner, Inc. 6.75% 2011 .....................       150,000        135,093
Chancellor Media Corp. 8.00% 2008 ....................       125,000        129,375
Clear Channel Communications, Inc. 6.00% 2006 ........        80,000         79,910
Comcast Cable Communications, Inc. 8.38% 2007 ........       140,000        140,753
Cox Enterprises, Inc. 7.88% 2010 .....................       210,000        214,620
Liberty Media Corp. 8.25% 2030 .......................       210,000        201,949
News America, Inc. 6.63% 2008 ........................       200,000        208,634
Reed Elsevier Capital, Inc. 6.75% 2011 ...............        55,000         62,609

ENTERTAINMENT PRODUCTS -- 0.3%
Viacom, Inc. 6.63% 2011 ..............................       200,000        223,206
Walt Disney Co. 7.30% 2005 ...........................       100,000        107,840

LEISURE & TOURISM -- 1.2%
American Airlines, Inc., Series 01-2 7.86% 2011* .....       100,000        105,533
American Airlines, Inc., Series 99-1 7.02% 2011 ......       130,000        133,798
Continental Airlines, Inc., Series 01-1 6.70% 2021 ...        97,724         89,412
Continental Airlines, Inc., Series 98-3 6.32% 2008 ...       200,000        193,979
Delta Air Lines, Inc. 6.36% 2013 .....................       200,000        205,366
Harrah's Operating Co., Inc. 8.00% 2011 ..............       190,000        216,436
USA Interactive 6.75% 2005 ...........................       130,000        115,933
Wendy's International, Inc. 6.20% 2014 ...............       240,000        270,712
                                                                       ------------
                                                                          2,835,158
                                                                       ------------
INFORMATION TECHNOLOGY -- 2.0%
COMPUTER SERVICES -- 0.2%
Computer Sciences Corp. 7.50% 2005 ...................       165,000        178,617

COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Hewlett-Packard Co. 5.75% 2006 .......................       160,000        165,216

TELECOMMUNICATIONS -- 1.7%
AT&T Wireless Services, Inc. 8.75% 2031 ..............       200,000        144,000
BellSouth Corp. 5.00% 2006 ...........................       200,000        209,428
British Telecommunications, PLC 8.38% 2010 ...........       200,000        233,816
Cingular Wireless 5.63% 2006* ........................       200,000        198,107
Citizens Communications Co. 9.25% 2011 ...............       210,000        199,500
Cox Communications, Inc. 7.88% 2009 ..................       200,000        204,402
France Telecom SA 7.20% 2006 .........................       170,000        181,903
Sprint Capital Corp. 6.38% 2009 ......................       100,000         66,500
Telefonica Europe BV 7.75% 2010 ......................       200,000        215,230

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Verizon New England, Inc. 6.50% 2011 .................  $    200,000   $    208,145
                                                                       ------------
                                                                          2,204,864
                                                                       ------------
MATERIALS -- 1.2%
CHEMICALS -- 0.2%
Chevron Phillips Chemical Co., LLC 5.38% 2007 ........       220,000        232,736

FOREST PRODUCTS -- 0.6%
Bowater, Inc. 9.38% 2021 .............................       170,000        169,357
International Paper Co. 6.75% 2011 ...................       100,000        110,873
Norske Skogindustrier ASA 7.63% 2011 .................       210,000        231,933
Temple-Inland, Inc. 7.88% 2012 .......................       175,000        195,039

METALS & MINERALS -- 0.4%
Alcoa, Inc. 6.00% 2012 ...............................       185,000        204,818
Potash Corp 7.13% 2007 ...............................       200,000        227,623
                                                                       ------------
                                                                          1,372,379
                                                                       ------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Province of Quebec, Canada, Series PJ 6.13% 2011 .....       200,000        225,886
                                                                       ------------
REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.4%
Liberty Property LP 8.50% 2010 .......................       170,000        203,177
Pulte Homes, Inc. 7.88% 2011 .........................       190,000        214,297

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Avalon Bay Communities, Inc. 6.50% 2003 ..............       100,000        102,712
                                                                       ------------
                                                                            520,186
                                                                       ------------
U.S. GOVERNMENT AGENCIES -- 27.3%
U.S. GOVERNMENT AGENCIES -- 27.3%
Federal Home Loan Mtg. Corp. 3.25% 2004 ..............     1,350,000      1,382,008
Federal Home Loan Mtg. Corp. 4.50% 2003 ..............     1,000,000      1,020,700
Federal Home Loan Mtg. Corp. 5.13% 2012 ..............     1,579,000      1,675,240
Federal Home Loan Mtg. Corp. 5.75% 2009-2012 .........       550,000        610,969
Federal Home Loan Mtg. Corp. 6.25% 2002-2032 .........       800,000        898,782
Federal Home Loan Mtg. Corp. 6.75% 2031 ..............       100,000        120,339
Federal National Mtg. Assoc. 4.38% 2006 ..............       250,000        263,753
Federal National Mtg. Assoc. 5.13% 2004 ..............     2,000,000      2,090,800
Federal National Mtg. Assoc. 5.38% 2011 ..............       500,000        540,032
Federal National Mtg. Assoc. 6.00% 2005-2028 .........     2,319,644      2,509,038
Federal National Mtg. Assoc. 6.13% 2012 ..............     1,300,000      1,477,268
Federal National Mtg. Assoc. 6.63% 2030 ..............       400,000        469,780
Federal National Mtg. Assoc. 7.00% 2005 ..............       600,000        673,242
Federal National Mtg. Assoc. 7.25% 2010 ..............       200,000        241,640
Government National Mtg. Assoc. 6.00% 2031-2032 ......    11,935,161     12,384,317
Government National Mtg. Assoc. 6.50% 2016-2031 ......     3,246,354      3,392,182
Government National Mtg. Assoc. 7.50% 2007-2030 ......       225,046        238,507
Government National Mtg. Assoc. 8.00% 2030 ...........        40,637         43,619
                                                                       ------------
                                                                         30,032,216
                                                                       ------------

----------------
222

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 29.3%
U.S. TREASURIES -- 29.3%
United States Treasury Bonds 5.25% 2029 ..............  $    400,000   $    425,796
United States Treasury Bonds 5.38% 2031 ..............     2,300,000      2,555,875
United States Treasury Bonds 6.00% 2026 ..............       500,000        582,830
United States Treasury Bonds 6.25% 2023 ..............     2,015,000      2,402,887
United States Treasury Bonds 7.13% 2023 ..............       900,000      1,175,688
United States Treasury Bonds 7.25% 2022 ..............        60,000         79,270
United States Treasury Bonds 8.13% 2021 ..............        30,000         42,783
United States Treasury Bonds 8.75% 2020 ..............       150,000        224,654
United States Treasury Bonds 8.88% 2019 ..............       450,000        673,875
United States Treasury Bonds 9.00% 2018 ..............       100,000        151,125
United States Treasury Bonds 9.13% 2018 ..............        75,000        113,994
United States Treasury Bonds 9.25% 2016 ..............       760,000      1,143,291
United States Treasury Bonds 12.00% 2013 .............     1,000,000      1,476,790
United States Treasury Notes 3.00% 2004 ..............     2,200,000      2,244,000
United States Treasury Notes 4.25% 2003 ..............     1,550,000      1,597,585
United States Treasury Notes 4.38% 2007 ..............     1,100,000      1,187,263
United States Treasury Notes 4.63% 2006 ..............     1,300,000      1,407,042
United States Treasury Notes 4.75% 2008 ..............     2,000,000      2,196,480
United States Treasury Notes 5.00% 2011 ..............     1,850,000      2,055,072
United States Treasury Notes 5.25% 2004 ..............     1,000,000      1,058,160
United States Treasury Notes 5.50% 2003-2008 .........       500,000        546,183
United States Treasury Notes 5.63% 2008 ..............       335,000        382,788
United States Treasury Notes 5.75% 2003-2005 .........     1,180,000      1,234,628
United States Treasury Notes 5.88% 2004 ..............       500,000        542,925
United States Treasury Notes 6.00% 2004-2009 .........     2,100,000      2,422,449
United States Treasury Notes 6.13% 2007 ..............     1,375,000      1,593,281
United States Treasury Notes 6.50% 2005 ..............       500,000        559,462
United States Treasury Notes 6.63% 2007 ..............        80,000         94,200
United States Treasury Notes 6.75% 2005 ..............       550,000        617,480
United States Treasury Notes 6.88% 2006 ..............       475,000        550,663
United States Treasury Notes 7.00% 2006 ..............       265,000        309,623
United States Treasury Notes 7.50% 2005 ..............       550,000        622,226
                                                                       ------------
                                                                         32,270,368
                                                                       ------------
UTILITIES -- 1.1%
ELECTRIC UTILITIES -- 0.6%
Connecticut RRB Special Purpose Trust CL&P, Series
 2001-1 A2 5.36% 2007 ................................       120,000        126,119
Dominion Resources, Inc. 8.13% 2010 ..................       140,000        163,019
Mirant Americas Generation, LLC 8.30% 2011 ...........       100,000         51,000
Niagara Mohawk Power Corp. 5.38% 2004 ................       100,000        104,049
NSTAR 8.00% 2010 .....................................       200,000        237,432

GAS & PIPELINE UTILITIES -- 0.5%
KeySpan Corp. 6.15% 2006 .............................       200,000        217,480
Kinder Morgan Energy Partners LP 6.75% 2011 ..........       200,000        216,329
Northern Natural Gas 6.75% 2008* .....................        50,000         51,500
                                                                       ------------
                                                                          1,166,928
                                                                       ------------
TOTAL BONDS & NOTES (cost $87,915,904)................                   91,821,883
                                                                       ------------

                                                                ----------------

EXCHANGE TRADED FUNDS -- 1.5%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 1.5%
FINANCIAL SERVICES -- 1.5%
iShares Lehman 7-10 Year Treasury Bond Fund (cost
 $1,627,118) .........................................        19,000   $  1,663,640
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $89,543,022)........                   93,485,523
                                                                       ------------

SHORT-TERM SECURITIES -- 7.2%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 7.2%
Federal National Mtg. Assoc. Disc. Notes 1.65% due
 10/2/02 (cost $7,999,633) ...........................  $  8,000,000      7,999,633
                                                                       ------------

REPURCHASE AGREEMENTS -- 7.6%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.6%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $2,049,048 and
 collateralized by $2,035,000 of the United States
 Treasury Notes, bearing interest at 3.63%, due
 3/31/04 and having an approximate value of
 $2,093,506 ..........................................     2,049,000      2,049,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ..........................        35,000         35,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ............................................     4,000,000      4,000,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) ............................................     2,250,000      2,250,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $8,334,000).........                    8,334,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $105,876,655)                                           99.7%   109,819,156
Other assets less liabilities --                                 0.3        320,550
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $110,139,706
                                                              ======   ============

-------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(1) Bond in default.

See Notes to Financial Statements.

----------------
224

------------------

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002
                                                                     (UNAUDITED)

SHORT-TERM SECURITIES -- 89.7%                                    PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 54.9%
ABSC Capital Corp., Years 1&2 1.78% due 10/10/02 ...........      $1,000,000   $   999,555
ABSC Capital Corp., Years 1&2 1.81% due 10/15/02 ...........         500,000       499,648
Amstel Funding Corp., Years 1&2 1.80% due 10/21/02 .........       1,000,000       999,000
Amstel Funding Corp., Years 1&2 1.80% due 1/24/03 ..........         500,000       497,349
Amstel Funding Corp., Years 1&2 1.83% due 1/16/03 ..........         500,000       497,518
Apreco, Inc., Years 1&2 1.77% due 10/30/02 .................       1,000,000       998,574
Apreco, Inc., Years 1&2 1.78% due 10/11/02 .................         500,000       499,753
Atlantis One Funding Corp., Years 1&2 1.75% due 10/11/02 ...         500,000       499,757
CXC, Inc., Years 3&4 1.78% due 11/4/02 .....................       1,000,000       998,319
Dorada Finance, Inc., Years 1&2 2.04% due 10/29/02 .........         462,000       461,267
Edison Asset Securitization, LLC 1.77% due 10/2/02 .........         500,000       499,975
Edison Asset Securitization, LLC 1.77% due 11/19/02 ........       1,093,000     1,090,367
Giro Funding Corp., Years 1&2 1.78% due 11/13/02 ...........       1,000,000       997,874
Govco, Inc., Years 1&2 1.73% due 10/4/02 ...................       1,000,000       999,856
Govco, Inc., Years 1&2 1.75% due 12/3/02 ...................       1,000,000       996,920
Greyhawk Capital Corp., Years 1&2 1.75% due 11/22/02 .......       1,000,000       997,472
K2 USA, LLC, Years 3&4 1.77% due 11/1/02 ...................       1,000,000       998,476
K2 USA, LLC, Years 3&4 1.78% due 10/7/02 ...................         500,000       499,851
K2 USA, LLC, Years 3&4 2.01% due 11/18/02 ..................         500,000       498,660
Kitty Hawk Funding Corp., Years 3&4 1.76% due 10/21/02 .....       1,000,000       999,022
Kitty Hawk Funding Corp., Years 3&4 1.77% due 11/7/02 ......         500,000       499,090
Kitty Hawk Funding Corp., Years 3&4 1.78% due 10/7/02 ......         500,000       499,852
Old Line Funding Corp. 1.77% due 10/29/02 ..................       1,000,000       998,623
Old Line Funding Corp. 1.78% due 10/25/02 ..................         500,000       499,407
Old Line Funding Corp. 1.78% due 11/18/02 ..................         500,000       498,813
Quincy Capital Corp. Years 1&2 1.76% due 11/1/02 ...........       1,000,000       998,484
Sheffield Receivables Corp., Years 3&4 1.77% due
 10/21/02 ..................................................         500,000       499,508
Sigma Finance, Inc. 1.75% due 10/2/02 ......................       1,000,000       999,952
Sigma Finance, Inc. 1.85% due 1/14/03 ......................       1,000,000       995,158
Sunflowers Funding Corp. 1.77% due 10/11/02 ................         500,000       499,754
Sunflowers Funding Corp. 1.77% due 10/29/02 ................       1,000,000       998,624
Superior Funding Capital Corp. 1.81% due 10/8/02 ...........         500,000       499,824
Surrey Funding Corp., Years 1&2 1.77% due 10/1/02 ..........         500,000       500,000
Surrey Funding Corp., Years 1&2 1.78% due 10/11/02 .........         900,000       899,555
Sydney Capital Corp. 1.79% due 10/8/02 .....................         500,000       499,826
Sydney Capital Corp. 1.80% due 10/15/02 ....................         600,000       599,580
Sydney Capital Corp. 1.83% due 1/17/03 .....................         500,000       497,495
Tulip Funding Corp. 1.78% due 10/15/02 .....................       1,000,000       999,308
UBS Finance, Inc. 1.97% due 10/1/02 ........................       2,000,000     2,000,000
Windmill Funding Corp. 1.77% due 10/2/02 ...................       1,000,000       999,951
                                                                               -----------
TOTAL COMMERCIAL PAPER (cost $31,010,779)...................                    31,012,017
                                                                               -----------
CORPORATE SHORT-TERM NOTES -- 1.8%
Ciesco LP 1.75% due 11/12/02 (cost $997,959) ...............       1,000,000       997,959
                                                                               -----------

                                                                ----------------

SHORT-TERM SECURITIES (CONTINUED)                                 PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 33.0%
Federal Farm Credit Bank Cons. Disc. Notes 2.13% due
 1/28/03 ...................................................      $1,500,000   $ 1,501,875
Federal Farm Credit Bank Cons. Disc. Notes 2.44% due
 11/1/02 ...................................................       1,000,000       997,899
Federal Home Loan Bank 1.67% due 12/12/02 ..................       1,000,000     1,000,000
Federal Home Loan Bank 1.85% due 8/14/03(2) ................       2,000,000     2,000,000
Federal Home Loan Bank 1.87% due 10/4/02 ...................       1,000,000     1,000,150
Federal Home Loan Bank 2.00% due 10/20/03(1) ...............       2,000,000     2,002,500
Federal Home Loan Bank 2.25% due 8/14/03 ...................       1,000,000     1,001,250
Federal Home Loan Bank 6.38% due 11/15/02 ..................         840,000       844,658
Federal Home Loan Bank Cons. Disc. Notes 6.25% due
 11/15/02(2) ...............................................         250,000       251,349
Federal Home Loan Mtg. Disc. Notes 1.70% due 10/23/02 ......       1,000,000       998,961
Federal Home Loan Mtg. Disc. Notes 1.88% due 12/20/02 ......       1,000,000       996,250
Federal Home Loan Mtg. Disc. Notes 2.03% due 10/9/02 .......       1,000,000       999,549
Federal Home Loan Mtg. Disc. Notes 2.20% due 2/27/03 .......         435,000       432,281
Federal Home Loan Mtg. Disc. Notes 2.22% due 11/7/02 .......       1,000,000       997,718
Federal National Mtg. Assoc. 6.25% due 11/15/02 ............         380,000       381,826
Federal National Mtg. Assoc. 6.80% due 1/10/03 .............         200,000       202,845
Federal National Mtg. Assoc. Disc. Notes 1.68% due
 11/6/02 ...................................................       1,000,000       998,320
Federal National Mtg. Assoc. Disc. Notes 1.71% due
 10/16/02 ..................................................       1,000,000       999,287
Federal National Mtg. Assoc. Disc. Notes 2.25% due
 11/29/02 ..................................................       1,000,000       996,313
                                                                               -----------
TOTAL FEDERAL AGENCY OBLIGATIONS (cost $18,595,270) ........                    18,603,031
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $50,604,008)..............                    50,613,007
                                                                               -----------

REPURCHASE AGREEMENTS -- 14.4%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.4%
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3)...........................................          96,000        96,000
UBS Warburg LLC Joint Repurchase Agreement Account (Note
 3).........................................................       8,000,000     8,000,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $8,096,000)...............                     8,096,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $58,700,008)                                                   104.1%   58,709,007
Liabilities in excess of other assets --                                (4.1)   (2,290,523)
                                                                       -----   -----------
NET ASSETS --                                                          100.0%  $56,418,484
                                                                       =====   ===========

-------------
(1) When-issued security
(2) The security or a portion thereof represents collateral for a when-issued security.

See Notes to Financial Statements.

----------------
226

----------------

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 88.7%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 21.3%
HOUSING & HOUSEHOLD DURABLES -- 4.4%
Lennar Corp. .........................................        27,814   $  1,551,465

RETAIL -- 16.9%
Bed Bath & Beyond, Inc.+ .............................        25,700        837,049
Kohl's Corp.+ ........................................        21,000      1,277,010
Lowe's Cos., Inc. ....................................        22,400        927,360
Target Corp. .........................................        16,750        494,460
Tiffany & Co. ........................................        37,814        810,354
Wal-Mart Stores, Inc. ................................        31,250      1,538,750
                                                                       ------------
                                                                          7,436,448
                                                                       ------------
CONSUMER STAPLES -- 2.3%
FOOD, BEVERAGE & TOBACCO -- 2.3%
Coca-Cola Co. ........................................        16,600        796,136
                                                                       ------------
ENERGY -- 2.1%
ENERGY SERVICES -- 2.1%
BJ Services Co.+ .....................................        27,900        725,400
                                                                       ------------
FINANCE -- 11.6%
FINANCIAL SERVICES -- 11.6%
Citigroup, Inc. ......................................        39,900      1,190,667
Federal National Mtg. Assoc. .........................        23,286      1,386,449
SLM Corp. ............................................        15,538      1,447,209
                                                                       ------------
                                                                          4,024,325
                                                                       ------------
HEALTHCARE -- 25.4%
DRUGS -- 7.6%
Abbott Laboratories ..................................        21,300        860,520
Genentech, Inc.+ .....................................        13,500        440,505
Pharmacia Corp. ......................................        19,900        773,712
Wyeth ................................................        17,925        573,530

HEALTH SERVICES -- 14.1%
HCA, Inc. ............................................         1,050         49,878
Quest Diagnostics, Inc.+ .............................        31,020      1,908,661
Tenet Healthcare Corp.+ ..............................        29,800      1,475,100
UnitedHealth Group, Inc. .............................        16,834      1,468,261

MEDICAL PRODUCTS -- 3.7%
Johnson & Johnson ....................................        23,700      1,281,696
                                                                       ------------
                                                                          8,831,863
                                                                       ------------
INDUSTRIAL & COMMERCIAL -- 10.9%
AEROSPACE & MILITARY TECHNOLOGY -- 4.4%
Lockheed Martin Corp. ................................        23,574      1,524,530

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 3.3%
First Data Corp. .....................................        40,800   $  1,140,360

ELECTRICAL EQUIPMENT -- 3.2%
Tyco International, Ltd. .............................        79,875      1,128,824
                                                                       ------------
                                                                          3,793,714
                                                                       ------------
INFORMATION & ENTERTAINMENT -- 2.5%
ENTERTAINMENT PRODUCTS -- 2.5%
Viacom, Inc., Class B+ ...............................        21,600        875,880
                                                                       ------------
INFORMATION TECHNOLOGY -- 12.6%
COMPUTER SOFTWARE -- 5.7%
Microsoft Corp.+ .....................................        45,600      1,994,544

ELECTRONICS -- 1.6%
Texas Instruments, Inc. ..............................        36,600        540,582

INTERNET CONTENT -- 2.5%
eBay, Inc.+ ..........................................        16,550        874,006

TELECOMMUNICATIONS -- 2.8%
Nokia Oyj ADR ........................................        74,850        991,763
                                                                       ------------
                                                                          4,400,895
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $32,914,587)........                   30,884,661
                                                                       ------------

SHORT-TERM SECURITIES -- 13.6%                              PRINCIPAL
                                                               AMOUNT
------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 3.9%
American Express Credit Corp., Years 1&2 1.75% due
 10/1/02 .............................................  $    450,000        450,000
General Electric Capital Corp., Years 1&2 1.73% due
 10/1/02 .............................................       450,000        450,000
IBM Credit Corp., Years 3&4 1.85% due 10/1/02 ........       450,000        450,000
                                                                       ------------
TOTAL CORPORATE SHORT-TERM NOTES (cost $1,350,000)....                    1,350,000
                                                                       ------------
U.S. GOVERNMENT AGENCIES -- 9.7%
Federal Home Loan Bank Cons. Disc. Notes 1.58% due
 10/9/02 .............................................       200,000        199,930
Federal Home Loan Bank Cons. Disc. Notes 1.64% due
 10/25/02 ............................................       100,000         99,891
Federal Home Loan Bank Cons. Disc. Notes 1.65% due
 11/20/02 ............................................       400,000        399,083
Federal Home Loan Bank Cons. Disc. Notes 1.67% due
 10/2/02 .............................................       175,000        174,992
Federal Home Loan Bank Cons. Disc. Notes 1.75% due
 10/25/02 ............................................       100,000         99,883
Federal Home Loan Bank Disc. Notes 1.83% due
 10/1/02 .............................................     1,200,000      1,200,000
Federal Home Loan Mtg. Disc. Notes 1.63% due
 10/22/02 ............................................       150,000        149,858
Federal Home Loan Mtg. Disc. Notes 1.64% due
 10/8/02 .............................................       100,000         99,968
Federal Home Loan Mtg. Disc. Notes 1.65% due
 11/5/02 .............................................       500,000        499,198
Federal Home Loan Mtg. Disc. Notes 1.68% due
 10/18/02 ............................................       125,000        124,901
Federal Home Loan Mtg. Disc. Notes 1.73% due
 10/25/02 ............................................       200,000        199,769
Federal National Mtg. Assoc. Disc. Notes 1.70% due
 11/13/02 ............................................       150,000        149,695
                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCIES (cost $3,397,168) .....                    3,397,168
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $4,747,168).........                    4,747,168
                                                                       ------------

----------------
228

REPURCHASE AGREEMENT -- 0.3%                                PRINCIPAL
                                                               AMOUNT          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $99,002 and collateralized
 by $80,000 of United States Treasury Notes, bearing
 interest at 7.25%, due 8/15/04 and $15,000 of United
 States Treasury Bonds, bearing interest at 6.63% due
 2/15/27, which together have an approximate value of
 $108,010 (cost $99,000). ............................  $     99,000   $     99,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $37,760,755)                                           102.6%    35,730,829
Liabilities in excess of other assets --                        (2.6)      (889,614)
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 34,841,215
                                                              ======   ============

-------------
+   Non-income producing securities
ADR -- American Depository Receipt

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 84.7%
                                                          SHARES     VALUE
-----------------------------------------------------------------------------
FINANCE -- 1.8%
FINANCIAL SERVICES -- 1.8%
Concord EFS, Inc.+ ....................................     6,400  $  101,632
                                                                   ----------

HEALTHCARE -- 3.5%
DRUGS -- 3.5%
IDEC Pharmaceuticals Corp.(1)+ ........................     4,800     199,296
                                                                   ----------

INDUSTRIAL & COMMERCIAL -- 6.1%
BUSINESS SERVICES -- 6.1%
First Data Corp. ......................................    12,500     349,375
                                                                   ----------

INFORMATION TECHNOLOGY -- 73.3%
COMMUNICATION EQUIPMENT -- 5.0%
Marvell Technology Group, Ltd.+ .......................    18,090     286,726

COMPUTER SERVICES -- 11.6%
Affiliated Computer Services, Inc., Class A+ ..........    12,350     525,493
Network Associates, Inc.+ .............................    12,970     137,871

COMPUTER SOFTWARE -- 28.3%
Activision, Inc.+ .....................................    10,500     251,265
Actuate Corp.+ ........................................   100,000      97,000
Business Objects SA ADR+ ..............................     9,400      99,828
Electronic Arts, Inc.+ ................................     4,700     310,012
Embarcadero Technologies, Inc.+ .......................    22,300      93,437
Intuit, Inc.+ .........................................     5,200     236,756
J.D. Edwards & Co.+ ...................................     7,500      69,375
Lawson Software, Inc.+ ................................    22,500      79,650
Micromuse, Inc.+ ......................................    32,500      81,900
Microsoft Corp.+ ......................................     2,410     105,413
Red Hat, Inc.+ ........................................    39,850     189,288

COMPUTERS & BUSINESS EQUIPMENT -- 3.2%
Brocade Communications Systems, Inc.+ .................    24,110     181,548

INTERNET CONTENT -- 13.0%
eBay, Inc.+ ...........................................     2,180     115,126
I-many, Inc.+ .........................................    42,500      85,000
Yahoo Japan Corp.+ ....................................        30     372,120
Yahoo!, Inc.+ .........................................    17,600     168,432

INTERNET SOFTWARE -- 1.2%
Ariba, Inc.+ ..........................................    50,000      67,000

TELECOMMUNICATIONS -- 11.0%
Juniper Networks, Inc.+ ...............................    15,000      72,000
Nokia Oyj ADR .........................................    16,750     221,937
RF Micro Devices, Inc.+ ...............................    15,000      90,000

----------------
230

COMMON STOCK (CONTINUED)
                                                          SHARES     VALUE
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
UTStarcom, Inc.+ ......................................    15,700  $  239,739
                                                                   ----------
                                                                    4,176,916
                                                                   ----------
TOTAL INVESTMENT SECURITIES (cost $6,530,576)..........             4,827,219
                                                                   ----------

REPURCHASE AGREEMENTS -- 14.8%                           PRINCIPAL
                                                            AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.8%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.85%, dated 9/30/02, to be repurchased
 10/1/02 in the amount of $175,004 and collateralized
 by $175,000 of United States Treasury Bonds, bearing
 interest at 10.75% due 2/15/03 having an approximate
 value of $183,313 ....................................  $175,000      175,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 3) ...........................   370,000      370,000
UBS Warburg LLC Joint Repurchase Agreement Account
 (Note 3) .............................................   300,000      300,000
                                                                    ----------
TOTAL REPURCHASE AGREEMENTS (cost $845,000) ...........                845,000
                                                                    ----------

TOTAL INVESTMENTS --
  (cost $7,375,576)                                         99.5%   5,672,219
Other assets less liabilities --                             0.5       27,480
                                                         -------   ----------
NET ASSETS --                                              100.0%  $5,699,699
                                                         =======   ==========

-------------
+   Non-income producing securities
ADR -- American Depository Receipt
(1) A portion of this security is subject to call options written; see Note 3.

OPEN CALL OPTIONS WRITTEN
----------------------------------------------------------------------------------------------------------------
                               CONTRACT      STRIKE    NUMBER OF   PREMIUMS       VALUE AS OF        UNREALIZED
       DESCRIPTION               MONTH       PRICE     CONTRACTS   RECEIVED    SEPTEMBER 30, 2002   APPRECIATION
----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.   November 2002    $45          22       $ 7,361          $ 5,500           $1,861
IDEC Pharmaceuticals Corp.   November 2002     40          26        16,172           13,260            2,912
                                                                                                       ------
                                                                                                       $4,773
                                                                                                       ======

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 97.8%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 18.6%
APPAREL & TEXTILES -- 2.5%
Gap, Inc. ..............................        30,700   $    333,095

AUTOMOTIVE -- 1.8%
Hyundai Motor Co. GDR*+ ................        20,200        229,517

RETAIL -- 14.3%
Kohl's Corp.+ ..........................         8,100        492,561
Kroger Co.+ ............................        30,000        423,000
Tiffany & Co. ..........................        16,654        356,895
Wal-Mart Stores, Inc. ..................        12,500        615,500
                                                         ------------
                                                            2,450,568
                                                         ------------

CONSUMER STAPLES -- 3.1%
FOOD, BEVERAGE & TOBACCO -- 3.1%
Kraft Foods, Inc., Class A .............        11,200        408,352
                                                         ------------

FINANCE -- 18.2%
BANKS -- 3.2%
Washington Mutual, Inc. ................        13,600        427,992

FINANCIAL SERVICES -- 15.0%
Federal National Mtg. Assoc. ...........         6,400        381,056
John Nuveen Co., Class A ...............        17,105        389,139
Lehman Brothers Holdings, Inc. .........         4,896        240,149
MBNA Corp. .............................        21,800        400,684
SLM Corp. ..............................         6,048        563,310
                                                         ------------
                                                            2,402,330
                                                         ------------

HEALTHCARE -- 25.7%
DRUGS -- 12.3%
Bristol-Myers Squibb Co. ...............        16,400        390,320
Merck & Co., Inc. ......................         9,500        434,245
Pfizer, Inc. ...........................        14,100        409,182
Wyeth ..................................        11,900        378,420

HEALTH SERVICES -- 13.4%
Quest Diagnostics, Inc.+ ...............        10,000        615,300
Tenet Healthcare Corp.+ ................        12,042        596,079
UnitedHealth Group, Inc. ...............         6,380        556,463
                                                         ------------
                                                            3,380,009
                                                         ------------

----------------
232

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 7.2%
AEROSPACE & MILITARY TECHNOLOGY -- 4.4%
Lockheed Martin Corp. ..................         8,852   $    572,459

BUSINESS SERVICES -- 2.8%
Waste Management, Inc. .................        15,900        370,788
                                                         ------------
                                                              943,247
                                                         ------------

INFORMATION & ENTERTAINMENT -- 18.7%
BROADCASTING & MEDIA -- 18.7%
AOL Time Warner, Inc.+ .................        76,600        896,220
Clear Channel Communications, Inc.+ ....        20,100        698,475
Comcast Corp., Class A+ ................        19,700        410,942
Liberty Media Corp., Class A+ ..........        62,700        450,186
                                                         ------------
                                                            2,455,823
                                                         ------------

INFORMATION TECHNOLOGY -- 6.3%
COMPUTER SERVICES -- 1.9%
Electronic Data Systems Corp. ..........        18,300        255,834

COMPUTER SOFTWARE -- 1.7%
Microsoft Corp.+ .......................         5,000        218,700

TELECOMMUNICATIONS -- 2.7%
Verizon Communications, Inc. ...........        13,100        359,465
                                                         ------------
                                                              833,999
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $14,290,386)...........................                   12,874,328
                                                         ------------

SHORT-TERM SECURITIES -- 1.8%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
TIME DEPOSIT -- 0.3%
Euro Time Deposit with State Street Bank
 & Trust Co. 0.50% due 10/1/02
 (cost $41,000) ........................  $     41,000         41,000
                                                         ------------

U.S. GOVERNMENT AGENCIES -- 1.5%
Federal Home Loan Bank Disc. Notes 1.83%
 due 10/1/02
 (cost $200,000) .......................       200,000        200,000
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
 $241,000)..............................                      241,000
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENT -- 0.4%                PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
Agreement with State Street Bank & Trust
 Co., bearing interest at 0.85%, dated
 9/30/02, to be repurchased 10/1/02 in
 the amount of $55,001 and
 collateralized by $40,000 of United
 States Treasury Bonds, bearing interest
 at 9.25%, due 2/15/16 and having an
 approximate value of $60,900 (cost
 $55,000) ..............................  $     55,000   $     55,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $14,586,386)                            100.0%   13,170,328
Other assets less liabilities --                  0.0           685
                                           ----------  ------------
NET ASSETS --                                   100.0% $ 13,171,013
                                           ==========  ============

-------------
+   Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
GDR -- Global Depository Receipt

See Notes to Financial Statements.

----------------
234

----------------

SEASONS SERIES TRUST
FOCUS VALUE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2002

                                                                     (UNAUDITED)

COMMON STOCK -- 97.1%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.5%
RETAIL -- 1.5%
Best Buy Co., Inc.+ ....................         9,700   $    216,407
                                                         ------------

CONSUMER STAPLES -- 6.7%
FOOD, BEVERAGE & TOBACCO -- 3.1%
Campbell Soup Co. ......................        20,700        457,056

HOUSEHOLD & PERSONAL PRODUCTS -- 3.6%
Kimberly-Clark Corp. ...................         9,500        538,080
                                                         ------------
                                                              995,136
                                                         ------------

ENERGY -- 7.1%
ENERGY SERVICES -- 3.5%
WGL Holdings, Inc. .....................        21,700        518,847

ENERGY SOURCES -- 3.6%
BP Amoco, PLC ADR ......................        13,300        530,670
                                                         ------------
                                                            1,049,517
                                                         ------------

FINANCE -- 18.5%
BANKS -- 2.8%
Bank of New York Co., Inc. .............        14,300        410,982

FINANCIAL SERVICES -- 12.4%
E*TRADE Group, Inc.+ ...................        67,500        300,375
Goldman Sachs Group, Inc. ..............         4,800        316,944
Instinet Group, Inc.+ ..................        84,800        262,880
Investor AB, Class A ...................        52,000        254,630
MBNA Corp. .............................        21,450        394,251
SWS Group, Inc. ........................        25,000        306,250

INSURANCE -- 3.3%
Allstate Corp. .........................        13,700        487,035
                                                         ------------
                                                            2,733,347
                                                         ------------

HEALTHCARE -- 7.7%
DRUGS -- 4.3%
Caremark Rx, Inc.+ .....................        37,200        632,400

HEALTH SERVICES -- 3.4%
Health Management Associates, Inc.,
 Class A+ ..............................        25,400        513,588
                                                         ------------
                                                            1,145,988
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 18.4%
BUSINESS SERVICES -- 7.4%
Hutchison Whampoa, Ltd. ................       104,600   $    604,837
Waste Management, Inc. .................        21,296        496,623

ELECTRICAL EQUIPMENT -- 3.6%
Emerson Electric Co. ...................        12,000        527,280

MACHINERY -- 3.7%
Toyota Industries Corp. ................        34,200        540,525

MULTI-INDUSTRY -- 3.7%
Honeywell International, Inc. ..........        25,500        552,330
                                                         ------------
                                                            2,721,595
                                                         ------------

INFORMATION & ENTERTAINMENT -- 6.5%
BROADCASTING & MEDIA -- 6.5%
AOL Time Warner, Inc.+ .................        35,900        420,030
Comcast Corp., Class A+ ................        25,900        540,274
                                                         ------------
                                                              960,304
                                                         ------------

INFORMATION TECHNOLOGY -- 18.8%
COMPUTERS & BUSINESS EQUIPMENT -- 3.6%
International Business Machines
 Corp. .................................         9,100        531,349

ELECTRONICS -- 8.4%
Applied Materials, Inc.+ ...............        55,000        635,250
AVX Corp. ..............................        69,900        605,334

TELECOMMUNICATIONS -- 6.8%
Tellabs, Inc.+ .........................       142,600        580,382
Verizon Communications, Inc. ...........        15,700        430,808
                                                         ------------
                                                            2,783,123
                                                         ------------

MATERIALS -- 3.7%
METALS & MINERALS -- 3.7%
Martin Marietta Materials, Inc. ........        16,674        543,072
                                                         ------------

REAL ESTATE -- 8.2%
REAL ESTATE COMPANIES -- 8.2%
Catellus Development Corp.+ ............        34,500        636,525
Forest City Enterprises, Inc., Class
 A .....................................        17,800        578,500
                                                         ------------
                                                            1,215,025
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $17,980,801)...........................                   14,363,514
                                                         ------------

----------------
236

REPURCHASE AGREEMENT -- 1.9%                PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
Agreement with State Street Bank & Trust
 Co., bearing interest at 0.85%, dated
 9/30/02, to be repurchased 10/1/02 in
 the amount of $277,007 and
 collateralized by $145,000 of United
 States Treasury Bonds, bearing interest
 at 10.75%, due 2/15/03 and $130,000 of
 United States Treasury Notes, bearing
 interest at 3.50% due 11/15/06, which
 together have an approximate value of
 $289,119 (cost $277,000) ..............  $    277,000   $    277,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $18,257,801)                             99.0%   14,640,514
Other assets less liabilities --                  1.0       145,825
                                           ----------  ------------
NET ASSETS --                                   100.0% $ 14,786,339
                                           ==========  ============

-------------
+   Non-income producing securities
ADR -- American Depository Receipt

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

                                                           MULTI-                                      ASSET
                                             MULTI-       MANAGED        MULTI-                     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED     MULTI-MANAGED  DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME         GROWTH        STOCK
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $ 87,868,084  $132,028,825  $115,314,279   $ 94,962,206   $178,833,970  $167,937,245
Short-term securities *.................     7,200,000     8,400,000     5,000,000      2,000,000     18,542,918    14,285,502
Repurchase agreements (cost equals
  market)...............................     2,385,000     4,179,000     3,228,000      5,916,000     21,896,000            --
Deposit with brokers for securities sold
  short.................................            --            --            --             --      4,895,624            --
Cash....................................        32,430       237,630       102,522         50,240         68,853            --
Foreign currency*.......................            --            47             6             73        101,469       228,706
Receivables for --
  Fund shares sold......................       273,140     1,337,069       396,194        659,838      1,199,350       931,807
  Dividends and accrued interest........       430,005       942,739     1,162,463      1,174,944        664,289       147,541
  Sale of investments...................     3,414,830     4,816,421     3,209,247      2,967,327      3,638,807       778,709
  Foreign currency contracts............            --            --            --             --             --            --
  Variation margin on futures
    contracts...........................            --            --            --             --             --            --
Prepaid expenses........................           369           410           285            200            590           490
Due from Adviser........................            --            --            --             --             --            --
Unrealized appreciation on forward
  foreign currency contracts............        22,073        21,523        10,317          3,169             --            --
                                          ------------------------------------------------------------------------------------
                                           101,625,931   151,963,664   128,423,313    107,733,997    229,841,870   184,310,000
                                          ------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................       185,935       836,459       729,316        258,663        912,459       727,006
  Purchases of investments..............       544,840     1,087,577     1,081,123      2,210,817      6,418,481     9,469,066
  Interest payable on securities sold
    short...............................            --            --            --             --         14,910            --
  Management fees.......................        76,465       109,484        89,132         69,429        151,255       122,539
  Foreign currency contracts............            --            --            --             --          1,743            --
  Call options..........................            --            --            --             --             --            --
  Variation margin on futures
    contracts...........................            --            --            --             --        464,305            --
  Service fees -- Class B...............         5,552        10,452         9,393          7,760         14,132        11,285
Other accrued expenses..................        48,520        51,835        48,868         47,194         56,902        51,118
Securities sold short, at value#........            --            --            --             --      4,896,330            --
Unrealized depreciation on forward
  foreign currency contracts............        79,844        74,167        43,686         13,371             --            --
Written call options at value+..........        25,860        34,980            --             --         71,920            --
Due to custodian........................     1,957,694            --            --             --             --            --
                                          ------------------------------------------------------------------------------------
                                             2,924,710     2,204,954     2,001,518      2,607,234     13,002,437    10,381,014
                                          ------------------------------------------------------------------------------------
NET ASSETS..............................  $ 98,701,221  $149,758,710  $126,421,795   $105,126,763   $216,839,433  $173,928,986
                                          ====================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $163,331,895  $205,917,500  $144,569,272   $107,258,785   $296,814,071  $240,359,837
Accumulated undistributed net investment
  income (loss).........................     2,331,310     5,063,273     5,756,592      5,553,933      5,225,862        (4,017)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........   (55,414,367)  (48,799,667)  (19,397,748)    (7,051,760)   (47,459,678)  (26,144,740)
Unrealized appreciation (depreciation)
  on investments........................   (11,496,393)  (12,378,686)   (4,472,952)      (624,000)   (32,942,013)  (40,281,026)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......       (57,794)      (52,639)      (33,369)       (10,195)         3,830        (1,068)
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................         6,570         8,929            --             --     (4,801,933)           --
Unrealized appreciation (depreciation)
  on securities sold short..............            --            --            --             --           (706)           --
                                          ------------------------------------------------------------------------------------
                                          $ 98,701,221  $149,758,710  $126,421,795   $105,126,763   $216,839,433  $173,928,986
                                          ====================================================================================
Class A (unlimited shares authorized):
Net assets..............................  $ 55,811,897  $ 67,460,428  $ 53,778,896   $ 43,958,857   $100,505,013  $ 82,004,034
Shares of beneficial interest issued and
  outstanding...........................     6,476,088     7,091,075     5,127,540      3,911,958     12,008,565     7,932,990
Net asset value, offering and redemption
  price per share.......................  $       8.62  $       9.51  $      10.49   $      11.24   $       8.37  $      10.34
                                          ====================================================================================
Class B (unlimited shares autorized):
Net assets..............................  $ 42,889,324  $ 82,298,282  $ 72,642,899   $ 61,167,906   $116,334,420  $ 91,924,952
Shares of beneficial interest issued and
  outstanding...........................     4,982,457     8,660,450     6,935,500      5,450,265     13,913,427     8,917,289
Net asset value, offering and redemption
  price per share.......................  $       8.61  $       9.50  $      10.47   $      11.22   $       8.36  $      10.31
                                          ====================================================================================
---------------
* Cost
 Investment securities..................  $ 99,364,477  $144,407,511  $119,787,231   $ 95,586,206   $211,775,983  $208,218,271
                                          ====================================================================================
 Short-term securities..................  $  7,200,000  $  8,400,000  $  5,000,000   $  2,000,000   $ 18,542,918  $ 14,285,502
                                          ====================================================================================
 Foreign currency.......................  $         --  $         42  $          5   $         65   $    101,469  $    230,023
                                          ====================================================================================
 # Proceeds from securities sold
   short................................  $         --  $         --  $         --   $         --   $  4,895,624  $         --
                                          ====================================================================================
 + Premiums received on options
   written..............................  $     32,430  $     43,909  $         --   $         --   $     65,254  $         --
                                          ====================================================================================

See Notes to Financial Statements.

----------------
238

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)

                                           LARGE CAP     LARGE CAP    LARGE CAP      MID CAP       MID CAP
                                             GROWTH      COMPOSITE      VALUE         GROWTH        VALUE      SMALL CAP
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $ 41,103,751  $18,841,550  $ 53,949,161  $ 35,788,238  $55,380,120  $31,454,231
Short-term securities *.................     2,504,625      185,266     1,009,865       138,073       99,642       39,857
Repurchase agreements (cost equals
  market)...............................       685,000      524,000       371,000     1,638,000    2,659,000    1,485,000
Deposit with brokers for securities sold
  short.................................            --           --            --            --           --           --
Cash....................................        47,877       82,850         5,892         3,160        2,059       19,682
Foreign currency*.......................             4        4,084            --         7,839          163           --
Receivables for --
  Fund shares sold......................       429,190      276,558       718,509       418,643      423,058      501,844
  Dividends and accrued interest........        37,488       25,225        93,694        16,859       74,688       17,575
  Sale of investments...................       280,085       81,048       341,214       397,592      237,108       87,109
  Foreign currency contracts............            --           --            --            --           --           --
  Variation margin on futures
    contracts...........................            --           --            --            --           --        1,450
Prepaid expenses........................           124           63            95           107           88           79
Due from Adviser........................         2,622        8,405            --         4,634           --        5,539
Unrealized appreciation on forward
  foreign currency contracts............        12,085           --            --            --           --           --
                                          -------------------------------------------------------------------------------
                                            45,102,851   20,029,049    56,489,430    38,413,145   58,875,926   33,612,366
                                          -------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................       256,634      267,810       334,887       186,678      443,851       67,684
  Purchases of investments..............       228,265      101,263       131,247       123,374      230,139       63,847
  Interest payable on securities sold
    short...............................            --           --            --            --           --           --
  Management fees.......................        30,983       13,952        40,115        27,666       43,944       24,063
  Foreign currency contracts............            --           --            --            --           --           --
  Call options..........................            --           --            --            --           --           --
  Variation margin on futures
    contracts...........................         9,000        2,575         4,650         2,250        3,375           --
  Service fees -- Class B...............         4,127        1,780         5,900         3,390        5,876        3,091
Other accrued expenses..................        45,507       44,570        44,813        44,461       45,072       45,804
Securities sold short, at value#........            --           --            --            --           --           --
Unrealized depreciation on forward
  foreign currency contracts............        38,504           --            --            15           --           --
Written call options at value+..........            --           --            --            --           --       14,700
Due to custodian........................            --           --            --            --           --           --
                                          -------------------------------------------------------------------------------
                                               613,020      431,950       561,612       387,834      772,257      219,189
                                          -------------------------------------------------------------------------------
NET ASSETS..............................  $ 44,489,831  $19,597,099  $ 55,927,818  $ 38,025,311  $58,103,669  $33,393,177
                                          ===============================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $ 75,892,409  $30,054,660  $ 78,120,339  $ 56,322,730  $64,028,228  $51,138,317
Accumulated undistributed net investment
  income (loss).........................       (48,616)      41,896       488,525      (179,433)     330,740     (101,207)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........   (16,784,734)  (4,119,826)   (4,280,818)  (10,861,468)     650,695   (8,208,170)
Unrealized appreciation (depreciation)
  on investments........................   (14,497,890)  (6,357,472)  (18,354,574)   (7,224,175)  (6,856,695)  (9,411,761)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......       (26,418)        (114)           --           522           (1)          --
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................       (44,920)     (22,045)      (45,654)      (32,865)     (49,298)     (24,002)
Unrealized appreciation (depreciation)
  on securities sold short..............            --           --            --            --           --           --
                                          -------------------------------------------------------------------------------
                                          $ 44,489,831  $19,597,099  $ 55,927,818  $ 38,025,311  $58,103,669  $33,393,177
                                          ===============================================================================
Class A (unlimited shares authorized):
Net assets..............................  $ 12,503,790  $ 5,975,915  $ 10,916,615  $ 11,310,573  $12,799,756  $ 8,807,311
Shares of beneficial interest issued and
  outstanding...........................     2,192,002      899,243     1,434,929     1,577,381    1,181,037    1,468,513
Net asset value, offering and redemption
  price per share.......................  $       5.70  $      6.65  $       7.61  $       7.17  $     10.84  $      6.00
                                          ===============================================================================
Class B (unlimited shares autorized):
Net assets..............................  $ 31,986,041  $13,621,184  $ 45,011,203  $ 26,714,738  $45,303,913  $24,585,866
Shares of beneficial interest issued and
  outstanding...........................     5,623,616    2,054,684     5,924,371     3,736,893    4,185,831    4,111,385
Net asset value, offering and redemption
  price per share.......................  $       5.69  $      6.63  $       7.60  $       7.15  $     10.82  $      5.98
                                          ===============================================================================
---------------
* Cost
 Investment securities..................  $ 55,601,641  $25,199,022  $ 72,303,735  $ 43,012,413  $62,236,815  $40,865,992
                                          ===============================================================================
 Short-term securities..................  $  2,504,625  $   185,266  $  1,009,865  $    138,073  $    99,642  $    39,857
                                          ===============================================================================
 Foreign currency.......................  $          4  $     4,209  $         --  $      7,275  $       164  $        --
                                          ===============================================================================
 # Proceeds from securities sold
   short................................  $         --  $        --  $         --  $         --  $        --  $        --
                                          ===============================================================================
 + Premiums received on options
   written..............................  $         --  $        --  $         --  $         --  $        --  $    18,463
                                          ===============================================================================

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                                                   FOCUS
                                                         DIVERSIFIED                                              GROWTH
                                          INTERNATIONAL     FIXED         CASH         FOCUS         FOCUS          AND
                                             EQUITY         INCOME     MANAGEMENT      GROWTH       TECHNET       INCOME
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......   $20,146,482   $ 93,485,523  $       --   $ 30,884,661  $  4,827,219  $12,874,328
Short-term securities *.................     2,032,056      7,999,633  50,613,007      4,747,168            --      241,000
Repurchase agreements (cost equals
  market)...............................     1,950,000      8,334,000   8,096,000         99,000       845,000       55,000
Deposit with brokers for securities sold
  short.................................            --             --          --             --            --           --
Cash....................................        82,844          1,996       1,060         75,151       104,233       43,042
Foreign currency*.......................       712,497             --          --         16,522            --        8,078
Receivables for --
  Fund shares sold......................       547,951      1,358,518     624,477        178,912        88,536      191,137
  Dividends and accrued interest........        75,162        988,489      56,911         12,458           288       10,027
  Sale of investments...................        67,487             --          --      3,653,247        12,461       61,943
  Foreign currency contracts............            --             --          --             --            --           --
  Variation margin on futures
    contracts...........................        30,190             --          --             --            --           --
Prepaid expenses........................            67             77          53             65            20           19
Due from Adviser........................        11,266             --          --          4,418        10,996       19,271
Unrealized appreciation on forward
  foreign currency contracts............        61,092             --          --             --            --           --
                                          ---------------------------------------------------------------------------------
                                            25,717,094    112,168,236  59,391,508     39,671,602     5,888,753   13,503,845
                                          ---------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................        49,891      1,889,113     905,371        144,801        28,294      182,657
  Purchases of investments..............        63,307             --   2,000,000      4,607,192        92,630       94,570
  Interest payable on securities sold
    short...............................            --             --          --             --            --           --
  Management fees.......................        24,286         80,192      35,815         29,840         6,110       12,075
  Foreign currency contracts............            --             --          --             --            --           --
  Call options..........................            --             --          --             --            --           --
  Variation margin on futures
    contracts...........................            --             --          --             --            --           --
  Service fees -- Class B...............         2,845         10,984       5,427          3,731           764        1,765
Other accrued expenses..................        70,152         48,241      26,411         44,823        42,496       41,765
Securities sold short, at value#........            --             --          --             --            --           --
Unrealized depreciation on forward
  foreign currency contracts............         7,740             --          --             --            --           --
Written call options at value+..........            --             --          --             --        18,760           --
Due to custodian........................            --             --          --             --            --           --
                                          ---------------------------------------------------------------------------------
                                               218,221      2,028,530   2,973,024      4,830,387       189,054      332,832
                                          ---------------------------------------------------------------------------------
NET ASSETS..............................   $25,498,873   $110,139,706  $56,418,484  $ 34,841,215  $  5,699,699  $13,171,013
                                          =================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................   $38,941,939   $105,171,742  $55,505,429  $ 52,808,956  $ 17,829,403  $18,217,237
Accumulated undistributed net investment
  income (loss).........................       126,435      2,016,532     904,230       (113,862)      (55,638)     (41,971)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........    (7,841,384)      (991,069)       (174)   (15,824,252)  (10,375,482)  (3,588,361)
Unrealized appreciation (depreciation)
  on investments........................    (5,624,166)     3,942,501       8,999     (2,029,926)   (1,703,357)  (1,416,058)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......        62,945             --          --            299            --          166
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................      (166,896)            --          --             --         4,773           --
Unrealized appreciation (depreciation)
  on securities sold short..............            --             --          --             --            --           --
                                          ---------------------------------------------------------------------------------
                                           $25,498,873   $110,139,706  $56,418,484  $ 34,841,215  $  5,699,699  $13,171,013
                                          =================================================================================
Class A (unlimited shares authorized):
Net assets..............................   $ 6,030,147   $ 16,773,450  $8,729,463   $  5,722,812  $         --  $        --
Shares of beneficial interest issued and
  outstanding...........................     1,106,876      1,595,176     797,047      1,060,573            --           --
Net asset value, offering and redemption
  price per share.......................   $      5.45   $      10.52  $    10.95   $       5.40  $         --  $        --
                                          =================================================================================
Class B (unlimited shares autorized):
Net assets..............................   $19,468,726   $ 93,366,256  $47,689,021  $ 29,118,403  $  5,699,699  $13,171,013
Shares of beneficial interest issued and
  outstanding...........................     3,577,035      8,890,444   4,359,893      5,411,261     2,280,463    2,064,335
Net asset value, offering and redemption
  price per share.......................   $      5.44   $      10.50  $    10.94   $       5.38  $       2.50  $      6.38
                                          =================================================================================
---------------
* Cost
 Investment securities..................   $25,770,648   $ 89,543,022  $       --   $ 32,914,587  $  6,530,576  $14,290,386
                                          =================================================================================
 Short-term securities..................   $ 2,032,056   $  7,999,633  $50,604,008  $  4,747,168  $         --  $   241,000
                                          =================================================================================
 Foreign currency.......................   $   704,578   $         --  $       --   $     16,309  $         --  $     7,954
                                          =================================================================================
 # Proceeds from securities sold
   short................................   $        --   $         --  $       --   $         --  $         --  $        --
                                          =================================================================================
 + Premiums received on options
   written..............................   $        --   $         --  $       --   $         --  $     23,533  $        --
                                          =================================================================================


                                             FOCUS
                                             VALUE
----------------------------------------
ASSETS:
Investment securities, at value *.......  $14,363,514
Short-term securities *.................           --
Repurchase agreements (cost equals
  market)...............................      277,000
Deposit with brokers for securities sold
  short.................................           --
Cash....................................       57,011
Foreign currency*.......................        3,784
Receivables for --
  Fund shares sold......................      106,927
  Dividends and accrued interest........      103,875
  Sale of investments...................       78,287
  Foreign currency contracts............           --
  Variation margin on futures
    contracts...........................           --
Prepaid expenses........................           --
Due from Adviser........................        9,399
Unrealized appreciation on forward
  foreign currency contracts............           --
                                          -----------
                                           14,999,797
                                          -----------
LIABILITIES:
Payables for --
  Fund shares redeemed..................       43,605
  Purchases of investments..............      116,165
  Interest payable on securities sold
    short...............................           --
  Management fees.......................       12,784
  Foreign currency contracts............           --
  Call options..........................           --
  Variation margin on futures
    contracts...........................           --
  Service fees -- Class B...............        1,918
Other accrued expenses..................       38,986
Securities sold short, at value#........           --
Unrealized depreciation on forward
  foreign currency contracts............           --
Written call options at value+..........           --
Due to custodian........................           --
                                          -----------
                                              213,458
                                          -----------
NET ASSETS..............................  $14,786,339
                                          ===========
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $18,358,336
Accumulated undistributed net investment
  income (loss).........................      129,888
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........      (84,558)
Unrealized appreciation (depreciation)
  on investments........................   (3,617,287)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......          (40)
Unrealized appreciation (depreciation)
  on futures and written options
  contracts.............................           --
Unrealized appreciation (depreciation)
  on securities sold short..............           --
                                          -----------
                                          $14,786,339
                                          ===========
Class A (unlimited shares authorized):
Net assets..............................  $        --
Shares of beneficial interest issued and
  outstanding...........................           --
Net asset value, offering and redemption
  price per share.......................  $        --
                                          ===========
Class B (unlimited shares autorized):
Net assets..............................  $14,786,339
Shares of beneficial interest issued and
  outstanding...........................    1,772,445
Net asset value, offering and redemption
  price per share.......................  $      8.34
                                          ===========
---------------
* Cost
 Investment securities..................  $17,980,801
                                          ===========
 Short-term securities..................  $        --
                                          ===========
 Foreign currency.......................  $     3,843
                                          ===========
 # Proceeds from securities sold
   short................................  $        --
                                          ===========
 + Premiums received on options
   written..............................  $        --
                                          ===========

See Notes to Financial Statements.

----------------
240

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                           MULTI-                                      ASSET
                                             MULTI-       MANAGED        MULTI-                     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED     MULTI-MANAGED  DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME         GROWTH        STOCK
------------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..............................  $  1,113,336  $  2,311,254  $  2,663,850    $ 2,667,322   $  1,869,733  $     48,411
  Dividends.............................       280,218       325,382       217,408         91,137      1,565,663       914,301
                                          ------------------------------------------------------------------------------------
    Total income*.......................     1,393,554     2,636,636     2,881,258      2,758,459      3,435,396       962,712
                                          ------------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       518,745       709,375       544,196        404,864        996,685       795,750
  Custodian fees........................        71,687        76,295        73,329         71,261         70,068        48,101
  Auditing fees.........................        10,396        10,396        10,390         10,399         10,416        10,399
  Reports to investors..................        10,743        15,292        11,789          8,857         21,396        16,793
  Interest expense......................         1,138           416           162            112             --            --
  Legal fees............................         2,544         3,229         2,635          2,163          4,468         3,722
  Trustees' fees........................           524           744           570            437          1,030           821
  Service fees Class B..................        35,304        63,289        54,015         41,956         86,591        68,214
  Other expenses........................         1,088         1,129           884            888          1,404         1,259
                                          ------------------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............       652,169       880,165       697,970        540,937      1,192,058       945,059
    Expenses reimbursed by the
      investment advisor................            --            --            --             --             --            --
    Custody credits earned on cash
      balances..........................          (479)         (557)         (771)          (578)            --           (84)
                                          ------------------------------------------------------------------------------------
Net expenses............................       651,690       879,608       697,199        540,359      1,192,058       944,975
                                          ------------------------------------------------------------------------------------
Net investment income (loss)............       741,864     1,757,028     2,184,059      2,218,100      2,243,338        17,737
                                          ------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................   (15,868,150)  (15,410,567)   (6,961,266)    (2,139,113)   (13,000,828)  (11,115,446)
  Net realized gain (loss) on futures
    and options contracts...............         5,582         6,978            --             --     (9,329,106)           --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................        (4,798)      (15,057)        2,374            180         11,177       (18,456)
  Change in unrealized appreciation
    (depreciation) on investments.......    (9,603,362)  (11,645,680)   (3,017,599)       241,101    (32,661,255)  (50,848,623)
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities.........................      (111,981)      (96,371)      (56,578)       (18,346)         4,911        (1,477)
  Change in unrealized appreciation
    (depreciation) on futures and
    options contracts...................         6,570         8,929            --             --     (4,501,327)           --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short...............................            --            --            --             --           (706)           --
                                          ------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................   (25,576,139)  (27,151,768)  (10,033,069)    (1,916,178)   (59,477,134)  (61,984,002)
                                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(24,834,275) $(25,394,740) $ (7,849,010)   $   301,922   $(57,233,796) $(61,966,265)
                                          ====================================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............  $      2,433  $      2,225  $      1,982    $       516   $     89,030  $     14,800
                                          ====================================================================================

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                           LARGE CAP     LARGE CAP    LARGE CAP      MID CAP       MID CAP
                                             GROWTH      COMPOSITE      VALUE         GROWTH        VALUE       SMALL CAP
---------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..............................  $     28,406  $    6,602   $     21,838  $     18,404  $     19,544  $     20,008
  Dividends.............................       259,371     167,406        697,321        93,625       624,307       133,783
                                          ---------------------------------------------------------------------------------
    Total income*.......................       287,777     174,008        719,159       112,029       643,851       153,791
                                          ---------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       210,316      98,362        276,680       198,198       286,723       172,536
  Custodian fees........................        69,679      68,167         69,813        69,398        69,657        68,767
  Auditing fees.........................        10,642      11,548         11,548        11,548        11,548        11,548
  Reports to investors..................         4,461       2,134          5,917         4,225         5,837         3,846
  Interest expense......................            --          --             --           119            90           381
  Legal fees............................         1,556       1,140          1,769         1,439         1,748         1,387
  Trustees' fees........................            --          --             --            --            --            --
  Service fees Class B..................        26,710      11,055         38,664        23,575        37,241        21,561
  Other expenses........................           561         438            468           480           460           437
                                          ---------------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............       323,925     192,844        404,859       308,982       413,304       280,463
    Expenses reimbursed by the
      investment advisor................        (8,286)    (46,446)            --       (16,859)           --       (25,341)
    Custody credits earned on cash
      balances..........................          (466)        (95)           (89)         (404)         (363)         (124)
                                          ---------------------------------------------------------------------------------
Net expenses............................       315,173     146,303        404,770       291,719       412,941       254,998
                                          ---------------------------------------------------------------------------------
Net investment income (loss)............       (27,396)     27,705        314,389      (179,690)      230,910      (101,207)
                                          ---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................    (6,756,977) (1,463,466)    (3,586,048)   (6,163,163)      362,890    (2,725,348)
  Net realized gain (loss) on futures
    and options contracts...............      (246,173)    (98,149)      (452,222)     (143,452)     (256,313)      (89,601)
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................         6,443         (25)            (2)           34            (2)           --
  Change in unrealized appreciation
    (depreciation) on investments.......   (10,872,482) (6,361,171)   (18,021,425)   (9,441,582)  (14,272,192)  (10,575,925)
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities.........................       (47,643)       (123)             1           652            (1)           --
  Change in unrealized appreciation
    (depreciation) on futures and
    options contracts...................       (30,166)    (21,937)       (41,204)      (45,377)      (63,370)      (50,914)
  Change in unrealized appreciation
    (depreciation) on securities sold
    short...............................            --          --             --            --            --            --
                                          ---------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................   (17,946,998) (7,944,871)   (22,100,900)  (15,792,888)  (14,228,988)  (13,441,788)
                                          ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(17,974,394) $(7,917,166) $(21,786,511) $(15,972,578) $(13,998,078) $(13,542,995)
                                          =================================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............  $      1,794  $    1,194   $      4,414  $      1,108  $        997  $         33
                                          =================================================================================

See Notes to Financial Statements.

----------------
242

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                                                FOCUS
                                                         DIVERSIFIED                                           GROWTH
                                          INTERNATIONAL     FIXED        CASH        FOCUS         FOCUS         AND
                                             EQUITY        INCOME     MANAGEMENT     GROWTH       TECHNET      INCOME
------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest..............................   $    25,419   $1,922,982    $430,461   $     25,240  $     7,024  $     6,939
  Dividends.............................       282,654          290          --        134,951        1,370       81,210
                                          ------------------------------------------------------------------------------
    Total income*.......................       308,073    1,923,272     430,461        160,191        8,394       88,149
                                          ------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       155,584      318,099     153,456        192,558       46,380       89,739
  Custodian fees........................        94,090       77,918      23,789         69,096       66,656       67,282
  Auditing fees.........................        15,323       12,868      11,661          9,770        8,468        9,373
  Reports to investors..................         2,403        6,123       3,616          3,375          474        1,769
  Interest expense......................            60           --          --             44           62           --
  Legal fees............................         1,147        1,736       1,371          1,930          720          516
  Trustees' fees........................            --           --         177             --           --           26
  Service fees Class B..................        17,280       50,253      28,753         23,721        5,797       13,461
  Other expenses........................           440          448         396            423          419          413
                                          ------------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............       286,327      467,445     223,219        300,917      128,976      182,579
    Expenses reimbursed by the
      investment advisor................       (66,519)      (3,684)         --        (26,273)     (64,936)     (51,518)
    Custody credits earned on cash
      balances..........................          (268)        (398)        (74)          (591)        (268)        (941)
                                          ------------------------------------------------------------------------------
Net expenses............................       219,540      463,363     223,145        274,053       63,772      130,120
                                          ------------------------------------------------------------------------------
Net investment income (loss)............        88,533    1,459,909     207,316       (113,862)     (55,378)     (41,971)
                                          ------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................    (1,767,988)     281,057         220     (6,468,478)  (2,441,920)  (1,820,445)
  Net realized gain (loss) on futures
    and options contracts...............    (1,076,188)          --          --             --           --           --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................       163,900           --          --         (1,813)       1,471          424
  Change in unrealized appreciation
    (depreciation) on investments.......    (4,599,452)   4,522,773      16,893     (3,813,530)  (2,088,504)  (2,520,304)
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities.........................        63,283           --          --            299           --          166
  Change in unrealized appreciation
    (depreciation) on futures and
    options contracts...................      (180,954)          --          --             --        4,773           --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short...............................            --           --          --             --      (63,561)          --
                                          ------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................    (7,397,399)   4,803,830      17,113    (10,283,522)  (4,587,741)  (4,340,159)
                                          ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $(7,308,866)  $6,263,739    $224,429   $(10,397,384) $(4,643,119) $(4,382,130)
                                          ==============================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............   $    33,569   $       --    $     --   $      2,922  $       838  $     1,432
                                          ==============================================================================


                                             FOCUS
                                             VALUE
----------------------------------------
INCOME:
  Interest..............................  $     3,427
  Dividends.............................      259,382
                                          -----------
    Total income*.......................      262,809
                                          -----------
EXPENSES:
  Management fees.......................       82,316
  Custodian fees........................       67,367
  Auditing fees.........................       12,148
  Reports to investors..................        1,574
  Interest expense......................           --
  Legal fees............................        1,407
  Trustees' fees........................           71
  Service fees Class B..................       12,347
  Other expenses........................          520
                                          -----------
    Total expenses before reimbursement
      and custody credits...............      177,750
    Expenses reimbursed by the
      investment advisor................      (58,079)
    Custody credits earned on cash
      balances..........................         (312)
                                          -----------
Net expenses............................      119,359
                                          -----------
Net investment income (loss)............      143,450
                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................     (586,342)
  Net realized gain (loss) on futures
    and options contracts...............       39,540
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.........................        4,284
  Change in unrealized appreciation
    (depreciation) on investments.......   (5,022,015)
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities.........................          (43)
  Change in unrealized appreciation
    (depreciation) on futures and
    options contracts...................           --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short...............................           --
                                          -----------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies..........................   (5,564,576)
                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(5,421,126)
                                          ===========
---------------
* Net of foreign withholding taxes on
  interest and dividends of.............  $     6,446
                                          ===========

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                           MULTI-                                      ASSET
                                             MULTI-       MANAGED        MULTI-                     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED     MULTI-MANAGED  DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME         GROWTH        STOCK
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    741,864  $  1,757,028  $  2,184,059   $  2,218,100   $  2,243,338  $     17,737
Net realized gain (loss) on
  investments...........................   (15,868,150)  (15,410,567)   (6,961,266)    (2,139,113)   (13,000,828)  (11,115,446)
Net realized gain (loss) on futures and
  options contracts.....................         5,582         6,978            --             --     (9,329,106)           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................        (4,798)      (15,057)        2,374            180         11,177       (18,456)
Change in unrealized appreciation
  (depreciation) on investments.........    (9,603,362)  (11,645,680)   (3,017,599)       241,101    (32,661,255)  (50,848,623)
Change in unrealized foreign exchange
  gain (loss) on other assets and
  liabilities...........................      (111,981)      (96,371)      (56,578)       (18,346)         4,911        (1,477)
Change in unrealized appreciation
  (depreciation) on futures and options
  contracts.............................         6,570         8,929            --             --     (4,501,327)           --
Change in unrealized appreciation
  (depreciation) on securities sold
  short.................................            --            --            --             --           (706)           --
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (24,834,275)  (25,394,740)   (7,849,010)       301,922    (57,233,796)  (61,966,265)
                                          ------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class A)....            --            --            --             --             --            --
From net investment income (Class B)....            --            --            --             --             --            --
From net realized gain on investments
  (Class A).............................            --            --            --             --             --            --
From net realized gain on investments
  (Class B).............................            --            --            --             --             --            --
                                          ------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................            --            --            --             --             --            --
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................   (10,246,852)   (2,750,807)    1,967,742      7,244,025     25,336,963    32,134,238
                                          ------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   (35,081,127)  (28,145,547)   (5,881,268)     7,545,947    (31,896,833)  (29,832,027)

NET ASSETS:
Beginning of period.....................   133,782,348   177,904,257   132,303,063     97,580,816    248,736,266   203,761,013
                                          ------------------------------------------------------------------------------------
End of period+..........................  $ 98,701,221  $149,758,710  $126,421,795   $105,126,763   $216,839,433  $173,928,986
                                          ====================================================================================

---------------
+ Accumulated undistributed net
  investment income (loss)..............  $  2,331,310  $  5,063,273  $  5,756,592   $  5,553,933   $  5,225,862  $     (4,017)
                                          ====================================================================================

See Notes to Financial Statements.

----------------
244

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                           LARGE CAP     LARGE CAP    LARGE CAP      MID CAP       MID CAP
                                             GROWTH      COMPOSITE      VALUE         GROWTH        VALUE       SMALL CAP
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    (27,396) $    27,705  $    314,389  $   (179,690) $    230,910  $   (101,207)
Net realized gain (loss) on
  investments...........................    (6,756,977)  (1,463,466)   (3,586,048)   (6,163,163)      362,890    (2,725,348)
Net realized gain on futures and options
  contracts.............................      (246,173)     (98,149)     (452,222)     (143,452)     (256,313)      (89,601)
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................         6,443          (25)           (2)           34            (2)           --
Change in unrealized appreciation
  (depreciation) on investments.........   (10,872,482)  (6,361,171)  (18,021,425)   (9,441,582)  (14,272,192)  (10,575,925)
Change in unrealized foreign exchange
  gain (loss) on other assets and
  liabilities...........................       (47,643)        (123)            1           652            (1)           --
Change in unrealized appreciation
  (depreciation) on futures and options
  contracts.............................       (30,166)     (21,937)      (41,204)      (45,377)      (63,370)      (50,914)
Change in unrealized appreciation
  (depreciation) on securities sold
  short.................................            --           --            --            --            --            --
                                          ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (17,974,394)  (7,917,166)  (21,786,511)  (15,972,578)  (13,998,078)  (13,542,995)
                                          ---------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class A)....            --           --            --            --            --            --
From net investment income (Class B)....            --           --            --            --            --            --
From net realized gain on investments
  (Class A).............................            --           --            --            --            --            --
From net realized gain on investments
  (Class B).............................            --           --            --            --            --            --
                                          ---------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................            --           --            --            --            --            --
                                          ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................     2,379,455     (579,239)    8,707,615     1,774,840     9,133,440     3,708,493
                                          ---------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   (15,594,939)  (8,496,405)  (13,078,896)  (14,197,738)   (4,864,638)   (9,834,502)

NET ASSETS:
Beginning of period.....................    60,084,770   28,093,504    69,006,714    52,223,049    62,968,307    43,227,679
                                          ---------------------------------------------------------------------------------
End of period+..........................  $ 44,489,831  $19,597,099  $ 55,927,818  $ 38,025,311  $ 58,103,669  $ 33,393,177
                                          =================================================================================

---------------
+ Accumulated undistributed net
  investment income (loss)..............  $    (48,616) $    41,896  $    488,525  $   (179,433) $    330,740  $   (101,207)
                                          =================================================================================

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                                            FOCUS
                                                    DIVERSIFIED                                            GROWTH
                                     INTERNATIONAL     FIXED         CASH         FOCUS        FOCUS         AND         FOCUS
                                        EQUITY         INCOME     MANAGEMENT     GROWTH       TECHNET      INCOME        VALUE
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss).......   $    88,533   $  1,459,909  $  207,316   $  (113,862) $   (55,378) $   (41,971) $   143,450
Net realized gain (loss) on
  investments......................    (1,767,988)       281,057         220    (6,468,478)  (2,441,920)  (1,820,445)    (586,342)
Net realized gain (loss) on futures
  and options contracts............    (1,076,188)            --          --            --           --           --       39,540
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities......................       163,900             --          --        (1,813)       1,471          424        4,284
Change in unrealized appreciation
  (depreciation) on investments....    (4,599,452)     4,522,773      16,893    (3,813,530)  (2,088,504)  (2,520,304)  (5,022,015)
Change in unrealized foreign
  exchange gain (loss) on other
  assets and liabilities...........        63,283             --          --           299           --          166          (43)
Change in unrealized appreciation
  (depreciation) on futures and
  options contracts................      (180,954)            --          --            --        4,773           --           --
Change in unrealized appreciation
  (depreciation) on securities sold
  short............................            --             --          --            --      (63,561)          --           --
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    (7,308,866)     6,263,739     224,429   (10,397,384)  (4,643,119)  (4,382,130)  (5,421,126)
                                     --------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income
  (Class A)........................            --             --          --            --           --           --           --
From net investment income
  (Class B)........................            --             --          --            --           --           --           --
From net realized gain on
  investments (Class A)............            --             --          --            --           --           --           --
From net realized gain on
  investments (Class B)............            --             --          --            --           --           --           --
                                     --------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders..................            --             --          --            --           --           --           --
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7)......     4,837,098     40,539,096  13,186,902     3,480,146   (2,179,631)  (3,839,369)     618,668
                                     --------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS...........................    (2,471,768)    46,802,835  13,411,331    (6,917,238)  (6,822,750)  (8,221,499)  (4,802,458)

NET ASSETS:
Beginning of period................    27,970,641     63,336,871  43,007,153    41,758,453   12,522,449   21,392,512   19,588,797
                                     --------------------------------------------------------------------------------------------
End of period+.....................   $25,498,873   $110,139,706  $56,418,484  $34,841,215  $ 5,699,699  $13,171,013  $14,786,339
                                     ============================================================================================

---------------
+ Accumulated undistributed net
  investment income (loss).........   $   126,435   $  2,016,532  $  904,230   $  (113,862) $   (55,638) $   (41,971) $   129,888
                                     ============================================================================================

See Notes to Financial Statements.

----------------
246

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                                           MULTI-                                      ASSET
                                             MULTI-       MANAGED        MULTI-                     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED     MULTI-MANAGED  DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME         GROWTH        STOCK
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $  1,617,678  $  3,303,371  $  3,615,847    $ 3,359,278   $  3,066,257  $    (14,999)
Net realized gain (loss) on
  investments...........................   (28,846,364)  (24,806,060)  (10,154,889)    (4,186,999)   (16,469,088)  (11,221,446)
Net realized gain (loss) on futures and
  options contracts.....................      (318,760)     (301,262)           --             --       (161,173)           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       (21,215)      (18,999)       (9,306)        (5,054)       (47,637)      (57,344)
Change in unrealized appreciation
  (depreciation) on investments.........    16,068,195    12,361,788     4,291,469        958,891      8,750,889    20,183,550
Change in unrealized foreign exchange
  gain (loss) on other assets and
  liabilities...........................        77,563        74,074        33,929         15,247          7,601         1,112
Change in unrealized appreciation
  (depreciation) on futures and options
  contracts.............................            --            --            --             --      1,898,631            --
Change in unrealized appreciation
  (depreciation) on securities sold
  short.................................            --            --            --             --             --            --
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (11,422,903)   (9,387,088)   (2,222,950)       141,363     (2,954,520)    8,890,873
                                          ------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class A)....    (1,493,629)   (2,031,225)   (1,949,168)    (1,710,196)    (2,166,048)      (47,000)
From net investment income (Class B)....      (618,371)   (1,226,775)   (1,210,832)    (1,039,804)    (1,136,952)           --
From net realized gain on investments
  (Class A).............................    (3,293,338)   (2,383,826)   (1,974,509)      (679,596)      (918,810)   (5,309,886)
From net realized gain on investments
  (Class B).............................    (1,491,662)   (1,545,174)   (1,290,491)      (431,403)      (534,190)   (2,991,114)
                                          ------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................    (6,897,000)   (7,187,000)   (6,425,000)    (3,860,999)    (4,756,000)   (8,348,000)
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................    43,538,408    76,624,918    60,592,919     43,504,809     84,741,915    59,650,786
                                          ------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    25,218,505    60,050,830    51,944,969     39,785,173     77,031,395    60,193,659

NET ASSETS:
Beginning of period.....................   108,563,843   117,853,427    80,358,094     57,795,643    171,704,871   143,567,354
                                          ------------------------------------------------------------------------------------
End of period+..........................  $133,782,348  $177,904,257  $132,303,063    $97,580,816   $248,736,266  $203,761,013
                                          ====================================================================================

---------------
+ Accumulated undistributed net
  investment income (loss)..............  $  1,589,446  $  3,306,245  $  3,572,533    $ 3,335,833   $  2,982,524  $    (21,754)
                                          ====================================================================================

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2002


                                           LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE       GROWTH        VALUE      SMALL CAP
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (57,332) $    21,587  $   367,233  $  (316,245) $   295,147  $  (106,344)
Net realized gain (loss) on
  investments...........................   (7,484,935)  (1,765,326)     536,685   (3,676,984)   1,835,459   (2,944,879)
Net realized gain (loss) on futures and
  options contracts.....................       (1,375)      (3,817)     122,713       36,631       10,374      (89,152)
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................      (10,496)      (2,060)          (5)         809           --           --
Change in unrealized appreciation
  (depreciation) on investments.........    4,024,475    1,331,298     (257,942)   5,931,474    5,224,660    3,859,917
Change in unrealized foreign exchange
  gain (loss) on other assets and
  liabilities...........................       26,686           39           --         (135)          --           --
Change in unrealized appreciation
  (depreciation) on futures and options
  contracts.............................      (17,240)       6,575       (1,615)      12,034       14,303       27,200
Change in unrealized appreciation
  (depreciation) on securities sold
  short.................................           --           --           --           --           --           --
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (3,520,217)    (411,704)     767,069    1,987,584    7,379,943      746,742
                                          ----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class A)....           --       (4,200)     (89,524)          --     (101,529)          --
From net investment income (Class B)....           --           --     (153,476)          --     (176,471)          --
From net realized gain on investments
  (Class A).............................           --       (7,260)    (434,743)          --     (736,186)          --
From net realized gain on investments
  (Class B).............................           --       (6,240)  (1,009,257)          --   (1,580,814)          --
                                          ----------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................           --      (17,700)  (1,687,000)          --   (2,595,000)          --
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7).................   28,438,057   11,211,809   43,588,780   23,839,079   29,722,127   23,292,154
                                          ----------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   24,917,840   10,782,405   42,668,849   25,826,663   34,507,070   24,038,896

NET ASSETS:
Beginning of period.....................   35,166,930   17,311,099   26,337,865   26,396,386   28,461,237   19,188,783
                                          ----------------------------------------------------------------------------
End of period+..........................  $60,084,770  $28,093,504  $69,006,714  $52,223,049  $62,968,307  $43,227,679
                                          ============================================================================

---------------
+ Accumulated undistributed net
  investment income (loss)..............  $   (21,220) $    14,191  $   174,136  $       257  $    99,830  $        --
                                          ============================================================================

See Notes to Financial Statements.

----------------
248

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2002

                                                                                                            FOCUS
                                                     DIVERSIFIED                                           GROWTH
                                      INTERNATIONAL     FIXED        CASH         FOCUS        FOCUS         AND        FOCUS*
                                         EQUITY        INCOME     MANAGEMENT     GROWTH       TECHNET      INCOME        VALUE
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)........   $    60,172   $ 1,718,736  $  699,785   $  (252,450) $  (119,073) $   (45,077) $   (17,627)
Net realized gain (loss) on
  investments.......................    (4,464,835)     (993,898)         76    (4,483,930)  (6,043,520)  (1,278,323)     574,740
Net realized gain (loss) on futures
  and options contracts.............       (55,067)           --          --            --       18,233           --       (8,280)
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities.......................       (49,242)           --          --            (7)        (259)         (58)          --
Change in unrealized appreciation
  (depreciation) on investments.....     2,327,467      (460,077)     (9,464)    4,058,669    2,562,796    1,684,246    1,404,728
Change in unrealized foreign
  exchange gain (loss)
  on other assets and liabilities...        64,930            --          --            --           --           --            3
Change in unrealized appreciation
  (depreciation) on futures and
  options contracts.................         4,128            --          --            --           --           --           --
Change in unrealized appreciation
  (depreciation) on securities sold
  short.............................            --            --          --            --       63,561           --           --
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations........................    (2,112,447)      264,761     690,397      (677,718)  (3,518,262)     360,788    1,953,564
                                      -------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income
  (Class A).........................            --      (433,577)    (44,972)           --           --           --           --
From net investment income
  (Class B).........................            --    (1,016,423)   (190,028)           --           --       (7,500)          --
From net realized gain on
  investments (Class A).............       (61,567)           --          --            --           --           --           --
From net realized gain on
  investments (Class B).............       (94,433)           --          --            --           --           --     (108,500)
                                      -------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders......................      (156,000)   (1,450,000)   (235,000)           --           --       (7,500)    (108,500)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 7).......    12,214,287    41,438,363  27,231,106    12,677,519   10,181,153   14,604,671   17,743,733
                                      -------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     9,945,840    40,253,124  27,686,503    11,999,801    6,662,891   14,957,959   19,588,797

NET ASSETS:
Beginning of period.................    18,024,801    23,083,747  15,320,650    29,758,652    5,859,558    6,434,553           --
                                      -------------------------------------------------------------------------------------------
End of period+......................   $27,970,641   $63,336,871  $43,007,153  $41,758,453  $12,522,449  $21,392,512  $19,588,797
                                      ===========================================================================================

---------------
+ Accumulated undistributed net
  investment income (loss)..........   $    37,902   $   556,623  $  696,914   $        --  $      (260) $        --  $   (13,562)
                                      ===========================================================================================

* Commenced operations on October 1, 2001.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Shares of the Portfolios are held by Variable Annuity Account Five (the "Account"), a separate account of AIG SunAmerica Life Assurance Company (formerly known as and currently doing business as Anchor National ("Anchor National"), organized under the laws of the state of Arizona. SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of Anchor National and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust.

The Trust currently consists of 19 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional Portfolios in the future. Six of the Portfolios, which we call the "Seasons Portfolios," are available through the Seasons, Seasons Select, Seasons Select II, Seasons Advisor and/or Season Triple Elite Variable Annuity Contracts. Thirteen additional Portfolios, which we call the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios, through Seasons Select II, Seasons Advisor and/or Seasons Triple Elite Variable Annuity Contracts. All of the Seasons Select Portfolios and one of the Seasons Focused Portfolios are available in addition to the Seasons Portfolios, through Seasons Select Variable Annuity Contracts. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

Effective October 16, 2000, shares of beneficial interest in each Portfolio of the Trust were divided into two classes of shares, Class A and Class B. All shares issued prior to such date have been reclassified as Class A shares.
Class B shares of a given Portfolio are identical in all respects to Class A shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class specific expenses; (ii) Class B shares are subject to service fees, while Class A shares are not; and (iii) Class B shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class B shares. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for each portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.
The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.
The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets to equity securities and approximately 20% of its assets to fixed income securities.
The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing at least 80% of net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing at least 80% of net assets in equity securities of large companies selected through a growth strategy.
The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.
The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing at least 80% of net assets in equity securities of large companies selected through a value strategy.
The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing at least 80% of net assets in equity securities of medium sized companies selected through a growth strategy.
The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing at least 80% of net assets in equity

----------------
250
securities of medium sized companies selected through a value strategy.
The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing at least 80% of net assets in equity securities of small companies.
The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing at least 80% of net assets in equity securities of issuers in at least three countries other than the U.S.
The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing at least 80% of net assets in fixed income securities.
The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that Managers believe will benefit significantly from technological advances or improvements without regard to market capitalization. At least 80% of net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large cap companies. Each Manager may emphasize either a growth orientation or a value orientation at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such portfolio as described in the chart below.

                                               SUNAMERICA/                               WMC/
                                               AGGRESSIVE     JANUS/     SUNAMERICA/     FIXED
                                                 GROWTH       GROWTH      BALANCED      INCOME
                  PORTFOLIO                     COMPONENT    COMPONENT    COMPONENT    COMPONENT
------------------------------------------------------------------------------------------------
Multi-Managed Growth.........................      20%          40%          20%          20%
Multi-Managed Moderate Growth................      18%          28%          18%          36%
Multi-Managed Income/Equity..................       0%          18%          28%          54%
Multi-Managed Income.........................       0%           8%          17%          75%

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Seasons Multi-Managed Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)" is managed by several separate Managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

The Seasons Focused Portfolios offers you access to at least three different Managers each of which advises a separate portion of the Portfolio. Each manager actively selects a limited number of stocks that represent their best ideas. This "Focused" approach

                                                                ----------------
to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as

----------------
252
appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class.)

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end, based on their federal tax-basis treatment; temporary differences do not require reclassification.

3. OPERATING POLICIES

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2002, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                               PERCENTAGE    PRINCIPAL
                                                                INTEREST       AMOUNT
                                                              -------------------------
Multi-Managed Growth........................................      0.96%      $1,385,000
Multi-Managed Moderate Growth...............................      1.50        2,179,000
Multi-Managed Income/Equity.................................      1.66        2,408,000
Multi-Managed Income........................................      2.01        2,911,000
Large Cap Composite.........................................      0.36          524,000
Small Cap...................................................      0.53          764,000
Diversified Fixed Income....................................      0.02           35,000
Cash Management.............................................      0.07           96,000
Focus TechNet...............................................      0.26          370,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2002, bearing interest at a rate of 1.80% per annum, with a principal amount of $144,963,000, a repurchase price of $144,970,248, and a maturity date of October 1, 2002. The repurchase agreement is collateralized by the following:

                                                   INTEREST   MATURITY    PRINCIPAL
TYPE OF COLLATERAL                                   RATE       DATE       AMOUNT         VALUE
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds..............................    6.63%    02/15/27   $   775,000   $   982,313
U.S. Treasury Bills..............................    1.46     12/26/02    49,160,000    48,963,360
U.S. Treasury Bills..............................    1.46     01/23/03    49,210,000    48,963,950
U.S. Treasury Notes..............................    3.63     03/31/04    47,600,000    48,968,500

                                                                ----------------

In addition, at September 30, 2002, certain portfolios held an undivided interest in two separate joint repurchase agreements with UBS Warburg LLC. The following Portfolios were held in the first one:

                                                               PERCENTAGE    PRINCIPAL
                                                                INTEREST       AMOUNT
                                                              -------------------------
Multi-Managed Growth........................................      0.67%      $1,000,000
Multi-Managed Moderate Growth...............................      1.33        2,000,000
Diversified Fixed Income....................................      2.67        4,000,000
Cash Management.............................................      5.33        8,000,000
Focus TechNet...............................................      0.20          300,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg LLC, dated September 30, 2002, bearing interest at a rate of 1.88% per annum, with a principal amount of $150,000,000, a repurchase price of $150,007,833, and a maturity date of October 1, 2002. The repurchase agreement is collateralized by the following:

                                                   INTEREST   MATURITY    PRINCIPAL      MARKET
TYPE OF COLLATERAL                                   RATE       DATE       AMOUNT         VALUE
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds..............................    9.13%    05/15/18   $50,000,000   $77,062,500
U.S. Treasury Bonds..............................    7.63     02/15/25    50,000,000    69,375,000
U.S. Treasury Bonds..............................    5.25     02/15/29     6,178,000     6,564,125

The second UBS Warburg LLC joint repurchase agreement held the following
Portfolios:

                                                               PERCENTAGE    PRINCIPAL
                                                                INTEREST       AMOUNT
                                                              -------------------------
Multi-Managed Income/Equity.................................      0.53%      $  820,000
Multi-Managed Income........................................      1.93        3,005,000
Large Cap Value.............................................      0.04           60,000
Mid Cap Growth..............................................      0.83        1,300,000
Diversified Fixed Income....................................      1.44        2,250,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg LLC, dated September 30, 2002, bearing interest at a rate of 1.87% per annum, with a principal amount of $155,920,000, a repurchase price of $155,928,099, and a maturity date of October 1, 2002. The repurchase agreement is collateralized by the following:

                                                 INTEREST   MATURITY    PRINCIPAL        MARKET
TYPE OF COLLATERAL                                 RATE       DATE        AMOUNT         VALUE
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds............................   10.00%    05/15/10   $ 32,352,000   $ 39,938,868
U.S. Treasury Bonds............................    6.25     08/15/23    100,000,000    119,461,266

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

----------------
254

FORWARD COMMITMENTS: Each portfolio may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (forward commitments). The forward commitments are marked-to-market daily using the market value of the underlying security that is purchased or sold under the commitment. The change in market value is recorded by the portfolio as unrealized gain or loss of investments. When a commitment is closed, the portfolio records a realized gain or loss equal to the difference between the value of the commitment at the time it was opened and the value at the time it was closed. The realized gain/loss is included with the realized gain/loss on investments in the Statement of Operations. The portfolio assumes the risk of any change in market value of the security beginning on the date of the agreement. Forward commitments may involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended September 30, 2002, transactions in written option contracts were as follows:

                             MULTI-MANAGED          MULTI-MANAGED        ASSET ALLOCATION:
                                 GROWTH            MODERATE GROWTH       DIVERSIFIED GROWTH         SMALL CAP
                          --------------------   --------------------   --------------------   --------------------
                          CONTRACTS    AMOUNT    CONTRACTS    AMOUNT    CONTRACTS    AMOUNT    CONTRACTS    AMOUNT
                          ---------   --------   ---------   --------   ---------   --------   ---------   --------
Written option contracts
  as of 03/31/02........      --      $     --       --      $     --       --      $     --       --      $     --
Options written during
  the period............     (90)      (42,500)    (120)      (56,497)     (58)      (65,254)     (50)      (23,498)
Written options closed
  during the period.....      24         4,488       30         5,610       --            --       12         2,244
Net realized gain on
  written options
  closed................      --         5,582       --         6,978       --            --       --         2,791
                            ----      --------     ----      --------      ---      --------      ---      --------
Written option contracts
  as of 09/30/02........    $(66)     $(32,430)    $(90)     $(43,909)     (58)     $(65,254)     (38)     $(18,463)
                            ====      ========     ====      ========      ===      ========      ===      ========


                             FOCUS TECHNET
                          --------------------
                          CONTRACTS    AMOUNT
                          ---------   --------
Written option contracts
  as of 03/31/02........      --      $     --
Options written during
  the period............     (48)      (23,533)
Written options closed
  during the period.....      --            --
Net realized gain on
  written options
  closed................      --            --
                             ---      --------
Written option contracts
  as of 09/30/02........     (48)     $(23,533)
                             ===      ========

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To

                                                                ----------------
borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities at September 30, 2002, were as follows:

                                  AGGREGATE     AGGREGATE
                                  UNREALIZED   UNREALIZED     GAIN (LOSS)      COST OF      CAPITAL LOSS   CAPITAL LOSS
                                     GAIN         LOSS            NET        INVESTMENTS    CARRYOVER*+      UTILIZED
                                  -------------------------------------------------------------------------------------
Multi Managed Growth#...........  $3,796,521   $19,050,200   $(15,253,679)   $112,706,763   $25,614,917         $--
Managed Moderate Growth#........   5,916,829    20,097,272    (14,180,443)    158,788,268    23,444,229          --
Multi-Managed Income/Equity#....   5,886,270    12,136,427     (6,250,157)    129,792,436     7,579,029          --
Multi-Managed Income#...........   4,924,463     6,224,686     (1,300,223)    104,178,429     2,597,199          --
Asset Allocation: Diversified
  Growth#@......................   3,511,812    40,846,618    (37,334,806)    256,607,694    20,061,065          --
Stock#@.........................   4,484,031    48,073,754    (43,589,723)    225,812,470    11,095,781          --
Large Cap Growth#...............     792,271    16,833,023    (16,040,752)     60,334,503     5,925,680          --
Large Cap Composite#@...........     394,020     7,296,921     (6,902,901)     26,453,717     1,347,096          --
Large Cap Value@................     661,527    19,547,487    (18,885,960)     74,215,986            --          --
Mid Cap Growth@.................   2,151,086    10,371,113     (8,220,027)     45,784,356     3,546,505          --
Mid Cap Value...................   2,025,396     9,168,337     (7,142,941)     65,281,703            --          --
Small Cap#......................   1,423,712    11,282,625     (9,858,913)     42,838,001     3,628,829          --
International Equity#@..........     567,651     6,660,917     (6,093,266)     30,221,848     3,448,004          --
Diversified Fixed Income#.......   4,702,813       767,902      3,934,911     105,884,245       654,775          --
Cash Management.................       9,017            18          8,999      58,700,008           394          19
Focus Growth#...................   1,646,430     4,350,329     (2,703,899)     38,434,728     8,380,294          --
Focus TechNet#@.................     140,985     2,176,760     (2,035,775)      7,707,994     7,310,219          --
Focus Growth & Income...........     558,012     2,107,877     (1,549,865)     14,720,193     1,634,533          --
Focus Value#....................          --     3,707,326     (3,707,326)     18,347,840            --          --

-------------
*   Expires 2005-2010.
# Post 10/31/01 Capital Loss Deferrals: Multi-Managed Growth $10,174,800, Multi-Managed Moderate Growth $8,135,036, Multi-Managed Income/Equity $3,082,623, Multi-Managed Income $1,639,405, Asset Allocation: Diversified Growth $1,048,277, Stock $606,360, Large Cap Growth $2,333,864, Large Cap Composite $665,766, Small Cap $1,290,328, International Equity $1,253,552, Diversified Fixed Income $609,761, Focus Growth $299,694, Focus TechNet $292,397, Focus Value $4,968.
@ Post 10/31/01 Currency Loss Deferrals: Asset Allocation: Diversified Growth $79,836, Stock $21,754, Large Cap Composite $456, Large Cap Value $3, Mid Cap Growth $49, International Equity $32,722, Focus Technet $259.
+ Net capital loss carryovers reported as of March 31, 2002, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15, 2000, the following details the tax basis distributions as well as the components of distributable earnings. As of March 31, 2002, the tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by

----------------
256
temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                        DISTRIBUTABLE EARNINGS                     TAX DISTRIBUTIONS
                            -----------------------------------------------   ---------------------------
                                             LONG-TERM         UNREALIZED
                             ORDINARY          GAINS          APPRECIATION     ORDINARY       LONG-TERM
                              INCOME      (CAPITAL LOSSES)   (DEPRECIATION)     INCOME      CAPITAL GAINS
                            -----------------------------------------------------------------------------
Multi Managed Growth......  $ 1,643,636    $ (25,614,917)     $ (5,650,318)   $ 3,689,848   $  3,207,152
Managed Moderate Growth...    3,349,971      (23,444,229)       (2,534,755)     5,017,215      2,169,785
Multi-Managed
  Income/Equity...........    3,595,748       (7,579,029)       (3,232,563)     3,880,239      2,544,761
Multi-Managed Income......    3,343,985       (2,597,199)       (1,541,325)     3,227,808        633,191
Asset Allocation:
  Diversified Growth......    3,072,831      (20,061,065)       (4,624,502)     3,305,984      1,450,016
Stock.....................           --      (11,095,781)        7,259,309      1,288,328      7,053,639
Large Cap Growth..........           --       (5,925,680)       (5,168,640)            --             --
Large Cap Composite.......       14,647       (1,347,096)         (541,724)        17,700             --
Large Cap Value...........      174,139          284,390          (864,536)       855,000        832,000
Mid Cap Growth............           --       (3,546,505)        1,221,713             --             --
Mid Cap Value.............       99,830          844,438         7,129,251      1,421,000      1,174,000
Small Cap.................           --       (3,628,829)          717,012             --             --
International Equity......       84,144       (3,448,004)       (1,475,979)         2,994        153,006
Diversified Fixed
  Income..................      556,623         (654,775)         (587,862)     1,450,000             --
Cash Management...........      696,914             (394)           (7,894)       235,000             --
Focus Growth..............           --       (8,380,294)        1,109,631             --             --
Focus TechNet.............           --       (7,310,219)          116,290             --             --
Focus Growth & Income.....           --       (1,634,533)          970,439          6,781             --
Focus Value...............      539,404               --         1,314,705        108,500             --

5. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between SAAMCo (the "Adviser") and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Multi-Managed Growth                                          >0                         0.89%
Multi-Managed Moderate Growth                                 >0                         0.85%
Multi-Managed Income/Equity                                   >0                         0.81%
Multi-Managed Income                                          >0                         0.77%
Asset Allocation: Diversified Growth                          >0                         0.85%
Stock                                                         >0                         0.85%
Large Cap Growth, Large Cap Composite,                        0-$250 million             0.80%
  Large Cap Value                                             >$250 million              0.75%
                                                              >$500 million              0.70%
Mid Cap Growth, Mid Cap Value,                                0-$250 million             0.85%
  Small Cap                                                   >$250 million              0.80%
                                                              >$500 million              0.75%
International Equity                                          > 0                        1.00%
Diversified Fixed Income                                      0-$200 million             0.70%
                                                              >$200 million              0.65%
                                                              >$400 million              0.60%
Cash Management                                               0-$100 million             0.55%
                                                              >$100 million              0.50%
                                                              >$300 million              0.45%

                                                                ----------------

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Focus Growth                                                  >0                         1.00%
Focus TechNet                                                 >0                         1.20%
Focus Growth and Income                                       >0                         1.00%
Focus Value                                                   >0                         1.00%
                                                              ----------------------     -----

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following managers:

PORTFOLIO                                                      SUBADVISER
------------------------------------------------------------------------------------------
Multi-Managed Growth                          Janus Capital Management LLC
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Moderate Growth                 Janus Capital Management LLC
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income/Equity                   Janus Capital Management LLC
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income                          Janus Capital Management LLC
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Asset Allocation: Diversified Growth          Putnam Investment Management, Inc.
Stock                                         T. Rowe Price Associates, Inc.
Large Cap Growth                              AIG Global Investment Corp.
                                              Goldman Sachs Asset Management
                                              Janus Capital Management LLC
Large Cap Composite                           AIG Global Investment Corp.
                                              SunAmerica Asset Management Corp.
                                              T. Rowe Price Associates, Inc.
Large Cap Value                               AIG Global Investment Corp.
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Growth                                AIG Global Investment Corp.
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Value                                 AIG Global Investment Corp.
                                              Goldman Sachs Asset Management
                                              Lord, Abbett & Co.
Small Cap                                     AIG Global Investment Corp.
                                              Lord, Abbett & Co.
                                              SunAmerica Asset Management Corp.
International Equity                          AIG Global Investment Corp.
                                              Goldman Sachs Asset Management International
                                              Lord, Abbett & Co.
Diversified Fixed Income                      AIG Global Investment Corp.
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Cash Management                               SunAmerica Asset Management Corp.

----------------
258

PORTFOLIO                                                      SUBADVISER
------------------------------------------------------------------------------------------
Focus Growth                                  Fred Alger Management, Inc.
                                              Jennison Associates LLC
                                              Marsico Capital Management, LLC
Focus TechNet                                 Dresdner RCM Global Investors LLC
                                              SunAmerica Asset Management Corp.
                                              Van Wagoner Capital Management, Inc.
Focus Growth and Income                       Harris Associates L.P.
                                              Marsico Capital Management, LLC
                                              Thornburg Investment Management, Inc.
Focus Value                                   American Century Investment Management, Inc.
                                              Third Avenue Management, LLC
                                                (formerly EQSF Advisers, Inc.)
                                              Thornburg Investment Management, Inc.

Effective October 1, 2002, Salomon Brothers Asset Management, Inc. replaced Jennison Associates LLC as subadvisor of the Focus Growth Portfolio. SAAMCo was replaced by Thornburg Investment Management, Inc. as subadvisor of the Focus Growth and Income Portfolio effective July 29, 2002.

The Adviser has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets: Large Cap Growth Portfolio, Large Cap Composite Portfolio and Large Cap Value Portfolio 1.10% for Class A shares and 1.25% for Class B shares. Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio 1.15% for Class A shares and 1.30% for Class B shares. International Equity Portfolio and Focus Growth Portfolio 1.30% for Class A shares and 1.45% for Class B shares. Diversified Fixed Income Portfolio 1.00% and 1.15% for Class A shares and Class B shares, respectively. Cash Management Portfolio 0.85% and 1.00% for Class A shares and Class B shares, respectively. Focus TechNet Portfolio 1.65% for Class B shares. Focus Growth and Income Portfolio and Focus Value Portfolio 1.45% for Class B shares. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

At September 30, 2002, the amounts repaid to the Adviser which are included in the management fee on the statement of operations along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                                                              RECOUPED   RECOUPMENT
                                                              ---------------------
Large Cap Growth............................................  $   525     $ 65,670
Large Cap Composite.........................................       --      200,910
Large Cap Value.............................................   10,421       85,445
Mid Cap Growth..............................................       --      112,136
Mid Cap Value...............................................    9,031      101,549
Small Cap...................................................       --      158,858
International Equity........................................       --      335,841
Diversified Fixed Income....................................   28,922      107,015
Cash Management.............................................   27,673       48,466
Focus Growth................................................       --      149,670
Focus TechNet...............................................       --      234,426
Focus Growth and Income.....................................       --      216,369
Focus Value.................................................       --      129,363

Class B shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class B shares. The service fees will be used to reimburse Anchor National for expenditures made to financial intermediaries for providing services to contract holders of the Seasons Select II Variable Annuity Contract who are the indirect beneficial owners of the Portfolios' Class B shares.

                                                                ----------------

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period ended September 30, 2002, were as follows:

                               PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                             SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.         SALES OF U.S.
                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES   GOVERNMENT SECURITIES
                             -------------------------------------------------------------------------------------------------------
Multi-Managed Growth.......         $ 54,949,552                 $ 61,228,245               $ 4,349,618             $ 7,396,570
Multi-Managed Moderate
  Growth...................           82,546,619                   61,163,539                16,837,602              24,227,874
Multi-Managed
  Income/Equity............           46,613,720                   30,183,826                24,748,386              28,249,274
Multi-Managed Income.......           32,554,470                   24,653,575                36,226,663              27,247,824
Asset Allocation:
  Diversified Growth.......          147,120,359                  137,744,546                52,364,834              49,220,399
Stock......................           66,382,649                   44,244,065                        --                      --
Large Cap Growth...........           17,337,339                   16,362,410                        --                      --
Large Cap Composite........            6,864,852                    7,113,772                        --                      --
Large Cap Value............           19,815,091                   11,727,589                        --                      --
Mid Cap Growth.............           25,624,173                   23,063,426                        --                      --
Mid Cap Value..............           33,069,952                   23,403,496                        --                      --
Small Cap..................           24,487,165                   18,651,842                        --                      --
International Equity.......           11,994,207                    9,021,445                        --                      --
Diversified Fixed Income...          112,459,760                   14,087,529                        --                      --
Cash Management............                   --                           --                        --                      --
Focus Growth...............           26,599,950                   25,162,375                        --                      --
Focus TechNet..............            9,127,811                   10,591,878                        --                      --
Focus Growth & Income......           15,999,357                   18,381,341                        --                      --
Focus Value................           13,292,639                   12,296,009                        --                      --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each Class of each portfolio were as follows:

                                                            MULTI-MANAGED GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
                                              CLASS A                                            CLASS B
                         --------------------------------------------------  ------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                 FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002             ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)             MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  ----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Shares sold............     114,951  $  1,051,533   1,183,263  $ 14,112,881   1,464,581  $ 13,906,524  4,156,125  $48,594,734
Reinvested dividends...          --            --     440,160     4,786,967          --            --    194,015    2,110,033
Shares redeemed........  (1,562,136)  (14,425,949) (1,716,406)  (19,726,661) (1,176,750)  (10,778,960)  (567,771)  (6,339,546)
                         ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Net increase
  (decrease)...........  (1,447,185) $(13,374,416)    (92,983) $   (826,813)    287,831  $  3,127,564  3,782,369  $44,365,221
                         ==========  ============  ==========  ============  ==========  ============  =========  ===========

                                                        MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                  FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)              MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............     140,429  $  1,433,761   1,454,543  $ 17,255,764   3,484,871  $ 35,454,015   6,877,030  $ 81,033,460
Reinvested dividends...          --            --     392,815     4,415,051          --            --     246,592     2,771,949
Shares redeemed........  (1,766,905)  (17,584,347) (1,692,478)  (19,571,168) (2,226,539)  (22,054,236)   (811,795)   (9,280,138)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)...........  (1,626,476) $(16,150,586)    154,880  $  2,099,647   1,258,332  $ 13,399,779   6,311,827  $ 74,525,271
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

----------------
260

                                                         MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                  FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)              MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............     288,400  $  3,058,048   1,065,081  $ 12,491,635   3,080,788  $ 33,031,119   5,661,206  $ 66,210,852
Reinvested dividends...          --            --     348,794     3,923,677          --            --     222,380     2,501,323
Shares redeemed........  (1,302,535)  (13,850,231) (1,377,146)  (15,957,695) (1,916,064)  (20,271,194)   (742,912)   (8,576,873)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)...........  (1,014,135) $(10,792,183)     36,729  $    457,617   1,164,724  $ 12,759,925   5,140,674  $ 60,135,302
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                             MULTI-MANAGED INCOME PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                  FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)              MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............     457,137  $  5,087,059     997,955  $ 11,549,802   2,993,187  $ 33,365,908   4,195,165  $ 48,675,456
Reinvested dividends...          --            --     212,276     2,389,792          --            --     130,692     1,471,207
Shares redeemed........  (1,199,338)  (13,379,881) (1,077,864)  (12,489,736) (1,604,213)  (17,829,061)   (703,582)   (8,091,712)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)...........    (742,201) $ (8,292,822)    132,367  $  1,449,858   1,388,974  $ 15,536,847   3,622,275  $ 42,054,951
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                     ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                  FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)              MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............   1,122,031  $ 10,001,701   1,634,089  $ 17,708,729   6,169,571  $ 58,684,824   9,963,222  $108,679,386
Reinvested dividends...          --            --     290,534     3,084,858          --            --     157,361     1,671,142
Shares redeemed........  (2,067,349)  (19,553,568) (2,896,981)  (31,449,633) (2,555,235)  (23,795,994) (1,399,059)  (14,952,567)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
  (decrease)...........    (945,318) $ (9,551,867)   (972,358) $(10,656,046)  3,614,336  $ 34,888,830   8,721,524  $ 95,397,961
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                    STOCK PORTFOLIO
                         -----------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  -------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                 FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)             MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  -----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Shares sold............   1,309,650  $ 15,168,892   1,418,086  $ 19,460,060   4,336,561  $ 51,985,185   6,176,396  $89,693,274
Reinvested dividends...          --            --     374,403     5,356,886          --            --     209,378    2,991,114
Shares redeemed........  (1,359,907)  (16,079,061) (2,793,365)  (40,759,805) (1,635,930)  (18,940,778) (1,192,474) (17,090,743)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Net increase
  (decrease)...........     (50,257) $   (910,169) (1,000,876) $(15,942,859)  2,700,631  $ 33,044,407   5,193,300  $75,593,645
                         ==========  ============  ==========  ============  ==========  ============  ==========  ===========

                                                                ----------------

                                                              LARGE CAP GROWTH PORTFOLIO
                         -----------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  -------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                 FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)             MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  -----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Shares sold............      74,739  $    484,267     561,205  $  4,750,182   2,062,789  $ 13,721,476   4,448,739  $37,230,410
Reinvested dividends...          --            --          --            --          --            --          --           --
Shares redeemed........    (626,720)   (4,091,233)   (931,134)   (7,567,470) (1,230,527)   (7,735,055)   (740,589)  (5,975,065)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Net increase
  (decrease)...........    (551,981) $ (3,606,966)   (369,929) $ (2,817,288)    832,262  $  5,986,421   3,708,150  $31,255,345
                         ==========  ============  ==========  ============  ==========  ============  ==========  ===========

                                                             LARGE CAP COMPOSITE PORTFOLIO
                         -----------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  -------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                 FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)             MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  -----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Shares sold............     103,223  $    838,362     229,484  $  2,137,975     875,997  $  6,804,753   1,733,146  $15,971,132
Reinvested dividends...          --            --       1,249        11,460          --            --         681        6,240
Shares redeemed........    (606,276)   (4,640,839)   (361,690)   (3,303,267)   (478,238)   (3,581,515)   (404,471)  (3,611,731)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Net increase
  (decrease)...........    (503,053) $ (3,802,477)   (130,957) $ (1,153,832)    397,759  $  3,223,238   1,329,356  $12,365,641
                         ==========  ============  ==========  ============  ==========  ============  ==========  ===========

                                                               LARGE CAP VALUE PORTFOLIO
                         -----------------------------------------------------------------------------------------------------
                                              CLASS A                                             CLASS B
                         --------------------------------------------------  -------------------------------------------------
                            FOR THE SIX MONTHS                                  FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                 ENDED                 FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED               SEPTEMBER 30, 2002              ENDED
                               (UNAUDITED)              MARCH 31, 2002             (UNAUDITED)             MARCH 31, 2002
                         ------------------------  ------------------------  ------------------------  -----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Shares sold............     212,634  $  2,032,443     558,904  $  5,967,041   3,131,012  $ 28,329,323   4,773,727  $51,073,872
Reinvested dividends...          --            --      50,686       524,267          --            --     112,424    1,162,733
Shares redeemed........    (424,288)   (3,733,324)   (640,886)   (6,756,562) (2,071,736)  (17,920,827)   (806,582)  (8,382,571)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  -----------
Net increase
  (decrease)...........    (211,654) $ (1,700,881)    (31,296) $   (265,254)  1,059,276  $ 10,408,496   4,079,569  $43,854,034
                         ==========  ============  ==========  ============  ==========  ============  ==========  ===========

                                                                  MID CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............     129,788  $  1,178,921     400,671  $  3,955,661    1,702,128  $  14,691,215    3,381,983  $  33,378,928
Reinvested dividends...          --            --          --            --           --             --           --             --
Shares redeemed........    (377,288)   (3,080,157)   (599,416)   (5,691,994)  (1,333,041)   (11,015,139)    (817,900)    (7,803,516)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........    (247,500) $ (1,901,236)   (198,745) $ (1,736,333)     369,087  $   3,676,076    2,564,083  $  25,575,412
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

----------------
262

                                                                  MID CAP VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............     255,342  $  3,232,894     614,683  $  7,792,894    1,943,119  $  24,217,594    3,333,677  $  42,202,865
Reinvested dividends...          --            --      68,680       837,715           --             --      144,089      1,757,285
Shares redeemed........    (284,280)   (3,364,334) (1,210,098)  (15,465,148)  (1,246,092)   (14,952,714)    (594,744)    (7,403,484)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........     (28,938) $   (131,440)   (526,735) $ (6,834,539)     697,027  $   9,264,880    2,883,022  $  36,556,666
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                                                    SMALL CAP PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............     168,915  $  1,280,822     464,653  $  3,782,488    2,268,584  $  16,768,102    4,625,123  $  37,860,858
Reinvested dividends...          --            --          --            --           --             --           --             --
Shares redeemed........    (358,760)   (2,428,288)   (626,474)   (5,013,764)  (1,677,067)   (11,912,143)  (1,676,031)   (13,337,428)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........    (189,845) $ (1,147,466)   (161,821) $ (1,231,276)     591,517  $   4,855,959    2,949,092  $  24,523,430
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                                               INTERNATIONAL EQUITY PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............      73,187  $    488,533     245,626  $  1,968,887   28,649,585  $ 186,857,086   13,563,980  $ 103,016,326
Reinvested dividends...          --            --       8,285        61,567           --             --       12,717         94,433
Shares redeemed........    (200,107)   (1,292,070)   (560,893)   (4,411,224) (27,643,506)  (181,216,451) (11,634,917)   (88,515,702)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........    (126,920) $   (803,537)   (306,982) $ (2,380,770)   1,006,079  $   5,640,635    1,941,780  $  14,595,057
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                                             DIVERSIFIED FIXED INCOME PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............     499,528  $  5,073,682     662,631  $  6,614,306   11,379,813  $ 115,597,598    6,488,562  $  64,474,676
Reinvested dividends...          --            --      44,400       433,577           --             --      104,096      1,016,423
Shares redeemed........    (438,493)   (4,438,079)   (837,306)   (8,265,971)  (7,447,783)   (75,694,105)  (2,308,817)   (22,834,648)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........      61,035  $    635,603    (130,275) $ (1,218,088)   3,932,030  $  39,903,493    4,283,841  $  42,656,451
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                                                ----------------

                                                                 CASH MANAGEMENT PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............     720,074  $  7,870,248   1,533,253  $ 16,629,828   15,383,364  $ 167,971,557   16,492,173  $ 178,781,443
Reinvested dividends...          --            --       4,141        44,972           --             --       17,498        190,028
Shares redeemed........    (683,809)   (7,466,679) (1,234,050)  (13,395,974) (14,213,379)  (155,188,224) (14,293,914)  (155,019,191)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........      36,265  $    403,569     303,344  $  3,278,826    1,169,985  $  12,783,333    2,215,757  $  23,952,280
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                                                   FOCUS GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                              CLASS A                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............     109,064  $    661,499     441,900  $  3,238,341    2,039,158  $  12,481,119    4,347,643  $  31,590,792
Reinvested dividends...          --            --          --            --           --             --           --             --
Shares redeemed........    (186,434)   (1,153,319) (1,916,424)  (14,557,098)  (1,411,730)    (8,509,153)  (1,090,678)    (7,594,516)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........     (77,370) $   (491,820) (1,474,524) $(11,318,757)     627,428  $   3,971,966    3,256,965  $  23,996,276
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                      FOCUS TECHNET PORTFOLIO                          FOCUS GROWTH AND INCOME PORTFOLIO
                         --------------------------------------------------  ------------------------------------------------------
                                              CLASS B                                               CLASS B
                         --------------------------------------------------  ------------------------------------------------------
                            FOR THE SIX MONTHS                                   FOR THE SIX MONTHS
                                  ENDED                  FOR THE YEAR                  ENDED                    FOR THE YEAR
                            SEPTEMBER 30, 2002              ENDED                SEPTEMBER 30, 2002                ENDED
                               (UNAUDITED)              MARCH 31, 2002              (UNAUDITED)                MARCH 31, 2002
                         ------------------------  ------------------------  --------------------------  --------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Shares sold............   2,328,054  $  7,411,540   2,958,341  $ 15,244,775    1,370,712  $  10,325,184    2,020,562  $  16,335,993
Reinvested dividends...          --            --          --            --           --             --          923          7,500
Shares redeemed........  (2,886,250)   (9,591,171) (1,143,902)   (5,063,622)  (1,876,313)   (14,164,553)    (214,466)    (1,738,822)
                         ----------  ------------  ----------  ------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)...........    (558,196) $ (2,179,631)  1,814,439  $ 10,181,153     (505,601) $  (3,839,369)   1,807,019  $  14,604,671
                         ==========  ============  ==========  ============  ===========  =============  ===========  =============

                                                                            FOCUS VALUE PORTFOLIO
                                                       ---------------------------------------------------------------
                                                                                   CLASS B
                                                       ---------------------------------------------------------------
                                                             FOR THE SIX MONTHS                 FOR THE PERIOD
                                                                    ENDED                      OCTOBER 16, 2001*
                                                             SEPTEMBER 30, 2002                     THROUGH
                                                                 (UNAUDITED)                    MARCH 31, 2002
                                                       -------------------------------   -----------------------------
                                                         SHARES              AMOUNT       SHARES             AMOUNT
                                                       ----------         ------------   ---------         -----------
Shares sold..........................................   1,762,838         $ 18,194,395   1,693,088         $17,929,449
Reinvested dividends.................................          --                   --       9,479             108,500
Shares redeemed......................................  (1,667,072)         (17,575,727)    (25,888)           (294,216)
                                                       ----------         ------------   ---------         -----------
Net increase
  (decrease).........................................      95,766         $    618,668   1,676,679         $17,743,733
                                                       ==========         ============   =========         ===========

*  Inception of the class/fund

----------------
264

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers:

                                        HARRIS                                                              BANC OF
                                      ASSOCIATES         J.P. MORGAN        GOLDMAN     SPEAR, LEEDS &      AMERICA
                       FRED ALGER   SECURITIES L.P.   SECURITIES, INC.    SACHS & CO.      KELLOGG       SECURITIES LLC
                       ----------   ---------------   -----------------   -----------   --------------   --------------
Large Cap Growth.....        --             --                --             3,465              76               --
Mid Cap Value........        --             --                --             2,189              --               --
International
  Equity.............        --             --                --                59              --               --
Focus Growth.........    21,366             --                --                --              --            1,801
Focus Growth &
  Income.............        --          8,729                --                --              --              973
Focus Value..........        --             --               387                --              --               --


                       M.J. WHITMAN, INC.
                       -------------------
Large Cap Growth.....            --
Mid Cap Value........            --
International
  Equity.............            --
Focus Growth.........            --
Focus Growth &
  Income.............            --
Focus Value..........        19,723

SAAMCo, the investment adviser, is a wholly owned subsidiary of AIG. As disclosed in the investment Portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the period ended September 30, 2002, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                                                  REALIZED
                                                                          SECURITY                GAIN/LOSS    INCOME
                                                             ---------------------------------------------------------
Multi-Managed Growth.......................................  American General Corp.                $ 5,473     $1,688
                                                             American General Finance Corp.          1,439      2,101
Multi-Managed Moderate Growth..............................  American General Corp.                 12,588      3,881
                                                             American General Finance Corp.          1,439      2,101
Multi-Managed Income/Equity................................  American General Corp.                 14,778      4,556
                                                             American General Finance Corp.          1,439      2,101
Multi-Managed Income.......................................  American General Finance Corp.          4,318      6,302
Asset Allocation: Diversified Growth.......................  American International Group               --      1,084
Large Cap Composite........................................  American International Group            1,344        197
Large Cap Value............................................  American International Group               --      1,126
Mid Cap Value..............................................  21st Century Insurance Group               --         37
                                                             Transatlantic Holdings, Inc.               --         24

9. INVESTMENT CONCENTRATION: All Portfolios except the Cash Management Portfolio may invest in foreign securities. The International Equity Portfolio invests primarily in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. This will particularly affect the International Equity Portfolio.

10. COMMITMENTS AND CONTINGENCIES: The Trust has established committed and uncommitted lines of credit with State Street Bank and Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in

                                                                ----------------
interest expenses in the Statement of Operations. During the six months ended September 30, 2002, the following Portfolios had borrowings:

                                                               DAYS       INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
                                                            OUTSTANDING   CHARGES      UTILIZED         INTEREST
                                                            -----------   --------   ------------   ----------------
Multi-Managed Growth......................................      40         $1,138     $  441,603          2.35%
Multi-Managed Moderate Growth.............................       2            416      3,155,115          2.41
Multi-Managed Income/Equity...............................       2            162      1,231,897          2.40
Multi-Managed Income......................................       3            112        575,920          2.37
Mid Cap Growth............................................      22            119         84,702          2.33
Mid Cap Value.............................................      11             90        130,917          2.28
Small Cap.................................................      37            381        160,081          2.35
International Equity......................................       1             60        933,583          2.35
Focus Growth..............................................       6             44        115,331          2.32
Focus TechNet.............................................      13             62         84,842          2.05

11. SUBSEQUENT EVENT: By written consent dated July 31, 2002, effective November 11, 2002, the Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and 2 shares, respectively. Class 1, 2 and 3 shares of each Portfolio are offered only in connection with certain variable annuity contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees, while Class 1 shares are not, (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay services fees at an annual rate of 0.15% and 0.25%, respectively, of each classes average daily net assets.

----------------
266

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                       DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                     FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-      REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT        MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)     INCOME     INVESTMENTS    PERIOD    RETURN(***)
-----------------------------------------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class A

4/15/97-
3/31/98      $10.00      $ 0.18          $ 2.95          $  3.13        $(0.08)      $(0.20)     $ 12.85       31.55%
3/31/99       12.85        0.16            4.41             4.57         (0.18)       (0.03)       17.21       35.98
3/31/00       17.21        0.18            7.72             7.90         (0.19)       (3.44)       21.48       49.03
3/31/01       21.48        0.30           (6.30)           (6.00)        (0.06)       (3.26)       12.16      (30.90)
3/31/02       12.16        0.16           (1.09)           (0.93)        (0.20)       (0.43)       10.60       (7.77)
9/30/02+      10.60        0.06           (2.04)           (1.98)           --           --         8.62      (18.68)
                                        Multi-Managed Growth Portfolio Class B
10/16/00-
3/31/01       19.41        0.11           (4.05)           (3.94)        (0.06)       (3.26)       12.15      (23.61)

3/31/02       12.15        0.13           (1.07)           (0.94)        (0.18)       (0.43)       10.60       (7.83)
9/30/02+      10.60        0.06           (2.05)           (1.99)           --           --         8.61      (18.77)
                                   Multi-Managed Moderate Growth Portfolio Class A
4/15/97-
3/31/98       10.00        0.27            2.40             2.67         (0.13)       (0.17)       12.37       26.86

3/31/99       12.37        0.28            3.10             3.38         (0.23)       (0.02)       15.50       27.73
3/31/00       15.50        0.33            5.24             5.57         (0.30)       (2.17)       18.60       37.90
3/31/01       18.60        0.44           (4.25)           (3.81)        (0.10)       (2.48)       12.21      (22.41)
3/31/02       12.21        0.27           (0.90)           (0.63)        (0.25)       (0.29)       11.04       (5.27)
9/30/02+      11.04        0.11           (1.64)           (1.53)           --           --         9.51      (13.86)
                                   Multi-Managed Moderate Growth Portfolio Class B
10/16/00-
3/31/01       17.42        0.17           (2.82)           (2.65)        (0.09)       (2.48)       12.20      (17.24)

3/31/02       12.20        0.24           (0.88)           (0.64)        (0.23)       (0.29)       11.04       (5.35)
9/30/02+      11.04        0.10           (1.64)           (1.54)           --           --         9.50      (13.95)
                                    Multi-Managed Income/Equity Portfolio Class A
4/15/97-
3/31/98       10.00        0.41            1.68             2.09         (0.20)       (0.10)       11.79       21.10
3/31/99       11.79        0.43            1.57             2.00         (0.36)       (0.10)       13.33       17.27

3/31/00       13.33        0.49            1.87             2.36         (0.41)       (0.99)       14.29       18.52
3/31/01       14.29        0.54           (1.79)           (1.25)        (0.16)       (0.95)       11.93       (9.21)
3/31/02       11.93        0.41           (0.54)           (0.13)        (0.34)       (0.35)       11.11       (1.15)
9/30/02+      11.11        0.18           (0.80)           (0.62)           --           --        10.49       (5.58)
                                    Multi-Managed Income/Equity Portfolio Class B
10/16/00-
3/31/01       13.92        0.22           (1.10)           (0.88)        (0.16)       (0.95)       11.93       (6.82)

3/31/02       11.93        0.37           (0.52)           (0.15)        (0.33)       (0.35)       11.10       (1.38)
9/30/02+      11.10        0.17           (0.80)           (0.63)           --           --        10.47       (5.68)

--------  ---------------------------------------------------------
                                           RATIO OF
                                             NET
          NET ASSETS      RATIO OF        INVESTMENT
            END OF      EXPENSES TO       INCOME TO
 PERIOD     PERIOD      AVERAGE NET        AVERAGE        PORTFOLIO
 ENDED      (000'S)     ASSETS(+)(+)   NET ASSETS(+)(+)   TURNOVER
--------  ---------------------------------------------------------

                   Multi-Managed Growth Portfolio Class A
4/15/97-
3/31/98   $    32,481       1.29%#           1.52%#          114%
3/31/99        69,712       1.19             1.11            124
3/31/00       103,976       1.15             0.98            117
3/31/01        97,476       1.06             1.73            123
3/31/02        84,012       1.05             1.35            102
9/30/02+       55,812       1.06#            1.33#            56

                   Multi-Managed Growth Portfolio Class B
10/16/00
3/31/01        11,088       1.19#            1.79#           123
3/31/02        49,770       1.20             1.15            102
9/30/02+       42,889       1.21#            1.19#            56

              Multi-Managed Moderate Growth Portfolio Class A
4/15/97-
3/31/98        32,622       1.21#            2.36#           101
3/31/99        75,694       1.16             2.08            105
3/31/00       107,421       1.10             1.97            108
3/31/01       104,548       1.01             2.72            118
3/31/02        96,218       0.99             2.28            102
9/30/02+       67,460       0.98#            2.18#            57

              Multi-Managed Moderate Growth Portfolio Class B
10/16/00
3/31/01        13,305       1.14#            2.80#           118
3/31/02        81,687       1.14             2.04            102
9/30/02+       82,298       1.13#            2.03#            57

               Multi-Managed Income/Equity Portfolio Class A
4/15/97-
3/31/98        25,957       1.14#            3.72#            46
3/31/99        62,121       1.14             3.51             65
3/31/00        74,778       1.10             3.61             68
3/31/01        72,843       1.04             4.01             86
3/31/02        68,230       1.00             3.49             62
9/30/02+       53,779       0.96#            3.33#            48

               Multi-Managed Income/Equity Portfolio Class B
10/16/00
3/31/01         7,515       1.16#            4.02#            86
3/31/02        64,073       1.14             3.24             62
9/30/02+       72,643       1.11#            3.18#            48

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National. If such expenses had been included, total return would have been lower.
 # Annualized
  + Unaudited
 ++ The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                   EXPENSES
                                        ---------------------------------------------------------------
                                        3/31/98#   3/31/99    3/31/00    3/31/01    3/31/02    9/30/02#
                                        --------   --------   --------   --------   --------   --------
Multi-Managed Growth Portfolio
  Class A.............................   1,44%      1.19%       1.15%     1.06%       1.05%      1.06%
Multi-Managed Growth Portfolio
  Class B.............................     --         --          --      1.19#       1.20       1.21
Multi-Managed Moderate Growth
  Portfolio Class A...................   1.40       1.16        1.10      1.01        0.99       0.98
Multi-Managed Moderate Growth
  Portfolio Class B...................     --         --          --      1.14#       1.14       1.13
Multi-Managed Income/Equity Portfolio
  Class A.............................   1.43       1.14        1.10      1.04        1.00       0.96
Multi-Managed Income/Equity Portfolio
  Class B.............................     --         --          --      1.16#       1.14       1.11

                                                         NET INVESTMENT INCOME (LOSS)
                                        ---------------------------------------------------------------
                                        3/31/98#   3/31/99    3/31/00    3/31/01    3/31/02    9/30/02#
                                        --------   --------   --------   --------   --------   --------
Multi-Managed Growth Portfolio
  Class A.............................   1.37%      1.11%       0.98%     1.73%       1.35%      1.33%
Multi-Managed Growth Portfolio
  Class B.............................     --         --          --      1.79%#      1.15       1.19
Multi-Managed Moderate Growth
  Portfolio Class A...................   2.17       2.08        1.97      2.72        2.28       2.18
Multi-Managed Moderate Growth
  Portfolio Class B...................     --         --          --      2.80#       2.04       2.03
Multi-Managed Income/Equity Portfolio
  Class A.............................   3.43       3.51        3.61      4.01        3.49       3.33
Multi-Managed Income/Equity Portfolio
  Class B.............................     --         --          --      4.02#       3.24       3.18

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------
                                       Multi-Managed Income Portfolio Class A
4/15/97-
3/31/98      $10.00      $0.51           $1.15            $1.66        $(0.27)      $(0.10)      $11.29       16.81%
3/31/99       11.29       0.53            0.72             1.25         (0.40)       (0.07)       12.07       11.19
3/31/00       12.07       0.57            0.49             1.06         (0.54)       (0.40)       12.19        9.16

3/31/01       12.19       0.61           (0.53)            0.08         (0.14)       (0.48)       11.65        0.60
3/31/02       11.65       0.51           (0.40)            0.11         (0.40)       (0.16)       11.20        0.88
9/30/02+      11.20       0.25           (0.21)            0.04            --           --        11.24        0.36
                                       Multi-Managed Income Portfolio Class B

10/16/00-
3/31/01       12.31       0.25           (0.29)           (0.04)        (0.14)       (0.48)       11.65       (0.40)
3/31/02       11.65       0.48           (0.40)            0.08         (0.38)       (0.16)       11.19        0.65
9/30/02+      11.19       0.23           (0.20)            0.03            --           --        11.22        0.27
                               Asset Allocation: Diversified Growth Portfolio Class A
4/15/97-
3/31/98       10.00       0.23            1.76             1.99         (0.12)       (0.16)       11.71       20.09
3/31/99       11.71       0.14            0.90             1.04         (0.12)       --           12.63        9.02

3/31/00       12.63       0.21            2.04             2.25         (0.22)       (0.71)       13.95       18.14
3/31/01       13.95       0.28           (2.45)           (2.17)        (0.07)       (0.63)       11.08      (16.04)
3/31/02       11.08       0.17           (0.32)           (0.15)        (0.16)       (0.07)       10.70       (1.34)
9/30/02+      10.70       0.10           (2.43)           (2.33)           --           --         8.37      (21.78)
                               Asset Allocation: Diversified Growth Portfolio Class B

10/16/00-
3/31/01       13.04       0.10           (1.37)           (1.27)        (0.07)       (0.63)       11.07      (10.29)
3/31/02       11.07       0.13           (0.28)           (0.15)        (0.15)       (0.07)       10.70       (1.49)
9/30/02+      10.70       0.09           (2.43)           (2.34)           --           --         8.36      (21.87)
                                               Stock Portfolio Class A
4/15/97-
3/31/98       10.00       0.03            4.80             4.83         (0.02)       (0.15)       14.66       48.59
3/31/99       14.66       0.03            1.84             1.87         (0.02)       (0.30)       16.21       13.05

3/31/00       16.21      (0.01)           4.47             4.46         --           (1.07)       19.60       28.35
3/31/01       19.60       0.01           (4.03)           (4.02)        --           (1.23)       14.35      (21.62)
3/31/02       14.35       0.01            0.62             0.63         (0.01)       (0.61)       14.36        4.36
9/30/02+      14.36       0.01           (4.03)           (4.02)           --           --        10.34      (27.99)
                                               Stock Portfolio Class B
10/16/00-
3/31/01       18.58       0.02           (3.03)           (3.01)        --           (1.23)       14.34      (17.37)

3/31/02       14.34      (0.02)           0.62             0.60         --           (0.61)       14.33        4.18
9/30/02+      14.33         --           (4.02)           (4.02)        --              --        10.31      (28.05)

--------  ------------------------------------------------------
                                        RATIO OF
            NET                           NET
           ASSETS      RATIO OF        INVESTMENT
           END OF    EXPENSES TO       INCOME TO
 PERIOD    PERIOD    AVERAGE NET        AVERAGE        PORTFOLIO
 ENDED    (000'S)    ASSETS(+)(+)   NET ASSETS(+)(+)   TURNOVER
--------  ------------------------------------------------------

                 Multi-Managed Income Portfolio Class A
4/15/97-
3/31/98   $ 18,378      1.06%#            4.69%#           47%
3/31/99     50,250      1.06              4.50             43
3/31/00     54,037      1.06              4.72             61
3/31/01     52,683      1.06              5.04             85
3/31/02     52,122      1.05(1)           4.40(1)          57
9/30/02+    43,959      0.95#             4.30#            55

                 Multi-Managed Income Portfolio Class B
10/16/00
3/31/01      5,113      1.20#             4.86#            85
3/31/02     45,459      1.20(1)           4.15(1)          57
9/30/02+    61,168      1.10#             4.14#            55

              Asset Allocation: Diversified Growth Portfolio
                                 Class A
4/15/97-
3/31/98     50,384      1.21#             2.06#           166
3/31/99    117,663      1.21              1.21            149
3/31/00    161,058      1.21              1.58            156
3/31/01    154,240      0.98@             2.12@           193
3/31/02    138,550      0.96              1.53            233
9/30/02+   100,505      0.94#             1.99#            93

              Asset Allocation: Diversified Growth Portfolio
                                 Class B
10/16/00
3/31/01     17,465      1.12#@            1.95#@          193
3/31/02    110,186      1.11              1.22            233
9/30/02+   116,334      1.09#             1.83#            93

                         Stock Portfolio Class A
4/15/97-
3/31/98     42,085      1.21#             0.24#            46
3/31/99     97,047      1.10              0.20             52
3/31/00    132,831      1.06             (0.05)            75
3/31/01    128,896      0.95              0.07             77
3/31/02    114,656      0.95              0.04             59
9/30/02+    82,004      0.94#             0.09#            24

                         Stock Portfolio Class B
10/16/00
3/31/01     14,671      1.08#             0.11#            77
3/31/02     89,106      1.10             (0.13)            59
9/30/02+    91,925      1.09#            (0.05)#           24

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National. If such expenses had been included, total return would have been lower.
 # Annualized
 @ Gross of custody credits of 0.01%
 (1) Ratio includes advisory recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.04% and 0.05% for Class A and Class B, respectively.
  + Unaudited
 ++ During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                          EXPENSES
                               ---------------------------------------------------------------
                               3/31/98#   3/31/99    3/31/00    3/31/01    3/31/02    9/30/02#
                               --------   --------   --------   --------   --------   --------
Multi-Managed Income
  Portfolio Class A..........   1.50%      1.07%      1.08%      1.09%      1.05%      0.95%
Multi-Managed Income
  Portfolio Class B..........     --         --         --       1.20#      1.20       1.10
Asset Allocation: Diversified
  Growth Portfolio
  Class A....................   1.53       1.22       1.21       0.98       0.96       0.94
Asset Allocation: Diversified
  Growth Portfolio
  Class B....................     --         --         --       1.12#      1.11       1.09
Stock Portfolio Class A......   1.26       1.10       1.06       0.95       0.95       0.94
Stock Portfolio Class B......     --         --         --       1.08#      1.10       1.09

                                                NET INVESTMENT INCOME (LOSS)
                               ---------------------------------------------------------------
                               3/31/98#   3/31/99    3/31/00    3/31/01    3/31/02    9/30/02#
                               --------   --------   --------   --------   --------   --------
Multi-Managed Income
  Portfolio Class A..........   4.25%      4.49%      4.70%      5.01%      4.40%      4.30%
Multi-Managed Income
  Portfolio Class B..........     --         --         --       4.86#      4.15       4.14
Asset Allocation: Diversified
  Growth Portfolio
  Class A....................   1.74       1.20       1.58       2.12       1.53       1.99
Asset Allocation: Diversified
  Growth Portfolio
  Class B....................     --         --         --       1.95#      1.22       1.83
Stock Portfolio Class A......   0.19       0.20      (0.05)      0.07       0.04       0.09
Stock Portfolio Class B......     --         --         --       0.11#     (0.13)     (0.05)

See Notes to Financial Statements.

----------------
268

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------
                                         Large Cap Growth Portfolio Class A

2/8/99-
3/31/99      $10.00      $--            $  0.77          $  0.77       $--          $--          $10.77        7.70%
3/31/00       10.77      (0.04)            4.53             4.49        (0.01)       (0.30)       14.95       41.95
3/31/01       14.95      (0.01)           (5.35)           (5.36)       (0.02)       (1.19)        8.38      (37.78)
3/31/02        8.38      --               (0.40)           (0.40)       --           --            7.98       (4.77)
9/30/02+       7.98      --               (2.28)           (2.28)       --           --            5.70      (28.57)
                                         Large Cap Growth Portfolio Class B
10/16/00-
3/31/01       12.65       0.01            (3.07)           (3.06)       (0.02)       (1.19)        8.38      (26.48)

3/31/02        8.38      (0.02)           (0.39)           (0.41)       --           --            7.97       (4.89)
9/30/02+       7.97      --               (2.28)           (2.28)       --           --            5.69      (28.61)
                                        Large Cap Composite Portfolio Class A
2/8/99-
3/31/99       10.00       0.01             0.43             0.44        --           --           10.44        4.40

3/31/00       10.44       0.01             2.64             2.65        (0.02)       (0.02)       13.05       25.42
3/31/01       13.05      --               (3.02)           (3.02)       --           (0.73)        9.30      (24.05)
3/31/02        9.30       0.01            (0.11)           (0.10)       --           (0.01)        9.19       (1.10)
9/30/02+       9.19       0.01            (2.55)           (2.54)       --           --            6.65      (27.64)
                                        Large Cap Composite Portfolio Class B

10/16/00-
3/31/01       12.23      --               (2.20)           (2.20)       --           (0.73)        9.30      (18.96)
3/31/02        9.30      --               (0.11)           (0.11)       --           (0.01)        9.18       (1.24)
9/30/02+       9.18       0.01            (2.56)           (2.55)       --           --            6.63      (27.78)
                                          Large Cap Value Portfolio Class A
2/8/99-
3/31/99       10.00       0.02             0.19             0.21        --           --           10.21        2.10

3/31/00       10.21       0.13             0.44             0.57        (0.11)       (0.26)       10.41        5.59
3/31/01       10.41       0.12             1.05             1.17        (0.12)       (0.77)       10.69       11.14
3/31/02       10.69       0.10             0.15             0.25        (0.06)       (0.28)       10.60        2.43
9/30/02+      10.60       0.05            (3.04)           (2.99)       --           --            7.61      (28.21)
                                          Large Cap Value Portfolio Class B

10/16/00-
3/31/01       10.86       0.04             0.67             0.71        (0.11)       (0.77)       10.69        6.51
3/31/02       10.69       0.08             0.15             0.23        (0.04)       (0.28)       10.60        2.28
9/30/02+      10.60       0.04            (3.04)           (3.00)       --           --            7.60      (28.30)

--------  ------------------------------------------------------
                                        RATIO OF
            NET                           NET
           ASSETS      RATIO OF        INVESTMENT
           END OF    EXPENSES TO       INCOME TO
 PERIOD    PERIOD    AVERAGE NET        AVERAGE        PORTFOLIO
 ENDED    (000'S)    ASSETS(+)(+)   NET ASSETS(+)(+)   TURNOVER
--------  ------------------------------------------------------

                   Large Cap Growth Portfolio Class A
2/8/99-
3/31/99   $ 14,916      1.10%#            0.20%#           6%
3/31/00     27,860      1.10++           (0.31)++         74
3/31/01     26,094      1.10@            (0.07)@          40
3/31/02     21,905      1.10             (0.03)           43
9/30/02+    12,504      1.10#            (0.01)#          33

                   Large Cap Growth Portfolio Class B
10/16/00
3/31/01      9,073      1.25#@            0.05#@          40
3/31/02     38,180      1.25             (0.19)           43
9/30/02+    31,986      1.25#            (0.15)#          33

                  Large Cap Composite Portfolio Class A
2/8/99-
3/31/99     11,834      1.10#             0.55#            8
3/31/00     18,672      1.10++            0.08++          38
3/31/01     14,265      1.10@            (0.03)@          64
3/31/02     12,889      1.10              0.16            64
9/30/02+     5,976      1.10#             0.30#           29

                  Large Cap Composite Portfolio Class B
10/16/00
3/31/01      3,046      1.25#@            0.08#@          64
3/31/02     15,204      1.25            --                64
9/30/02+    13,621      1.25#             0.18#           29

                    Large Cap Value Portfolio Class A
2/8/99-
3/31/99     13,625      1.10#             1.53#            5
3/31/00     16,751      1.10++            1.21++          52
3/31/01     17,942      1.10@             1.08@           49
3/31/02     17,457      1.10              0.90            30
9/30/02+    10,917      1.10#(1)          1.05#(1)        19

                    Large Cap Value Portfolio Class B
10/16/00
3/31/01      8,396      1.25#@            0.84#@          49
3/31/02     51,550      1.25              0.72            30
9/30/02+    45,011      1.25#(1)          0.91#(1)        19

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class A, Large Cap Composite Class A and Large Cap Value Class A, respectively, or waivers/reimbursements if applicable
 @ The ratios reflect an expense cap of 1.10% and 1.25% for Class A and Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable
 (1) The ratios reflect an expense cap of 1.10% and 1.25% for Class A and Class B, respectively, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.03% and 0.03% for Class A and Class B, respectively.
  + Unaudited
 ++ During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    9/30/02#
                                                  --------   --------   --------   --------   --------
Large Cap Growth Portfolio Class A..............    2.12%     1.31%      1.36%      1.15%      1.13%
Large Cap Growth Portfolio Class B..............      --        --       1.44#      1.29       1.28
Large Cap Composite Portfolio Class A...........    2.33      1.50       1.69       1.56       1.47
Large Cap Composite Portfolio Class B...........      --        --       1.87#      1.68       1.63
Large Cap Value Portfolio Class A...............    2.16      1.41       1.64       1.20       1.10
Large Cap Value Portfolio Class B...............      --        --       1.64#      1.31       1.25

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    9/30/02#
                                                  --------   --------   --------   --------   --------
Large Cap Growth Portfolio Class A..............  (0.82)%    (0.52)%    (0.33)%    (0.09)%    (0.04)%
Large Cap Growth Portfolio Class B..............     --         --      (0.14)#    (0.23)     (0.18)
Large Cap Composite Portfolio Class A...........  (0.68)     (0.32)     (0.62)     (0.30)     (0.07)
Large Cap Composite Portfolio Class B...........     --         --      (0.54)#    (0.43)     (0.21)
Large Cap Value Portfolio Class A...............   0.47       0.90       0.54       0.80       1.05
Large Cap Value Portfolio Class B...............     --         --       0.45#      0.65       0.91

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------

                                          Mid Cap Growth Portfolio Class A
2/8/99-
3/31/99      $10.00      $--            $  0.46          $  0.46       $--          $--          $10.46        4.60%
3/31/00       10.46      (0.09)            7.94             7.85        --           (0.36)       17.95       75.89

3/31/01       17.95      (0.10)           (5.35)           (5.45)       --           (3.16)        9.34      (34.29)
3/31/02        9.34      (0.07)            0.80             0.73        --           --           10.07        7.82
9/30/02+      10.07      (0.03)           (2.87)           (2.90)       --           --            7.17      (28.80)
                                          Mid Cap Growth Portfolio Class B
10/16/00-
3/31/01       15.69      (0.04)           (3.16)           (3.20)       --           (3.16)        9.33      (24.91)

3/31/02        9.33      (0.08)            0.80             0.72        --           --           10.05        7.72
9/30/02+      10.05      (0.04)           (2.86)           (2.90)       --           --            7.15      (28.86)
                                           Mid Cap Value Portfolio Class A
2/8/99-
3/31/99       10.00       0.02            (0.04)           (0.02)       --           --            9.98       (0.20)

3/31/00        9.98       0.11             0.84             0.95        (0.09)       (0.32)       10.52        9.76
3/31/01       10.52       0.13             2.49             2.62        (0.11)       (0.88)       12.15       25.38
3/31/02       12.15       0.10             1.93             2.03        (0.09)       (0.68)       13.41       17.38
9/30/02+      13.41       0.05            (2.62)           (2.57)       --           --           10.84      (19.16)
                                           Mid Cap Value Portfolio Class B

10/16/00-
3/31/01       11.76       0.05            (0.43)           (0.38)       (0.11)        0.88        12.15       12.13
3/31/02       12.15       0.09             1.92             2.01        (0.08)       (0.68)       13.40       17.13
9/30/02+      13.40       0.04            (2.62)           (2.58)       --           --           10.82      (19.25)
                                             Small Cap Portfolio Class A
2/8/99-
3/31/99       10.00      --               (0.09)           (0.09)       --           --            9.91       (0.90)

3/31/00        9.91      (0.03)            4.65             4.62        (0.01)       (0.44)       14.08       46.99
3/31/01       14.08      (0.02)           (3.91)           (3.93)       --           (2.12)        8.03      (30.20)
3/31/02        8.03      (0.02)            0.35             0.33        --           --            8.36        4.11
9/30/02+       8.36      (0.01)           (2.35)           (2.36)       --           --            6.00      (28.23)
                                             Small Cap Portfolio Class B

10/16/00-
3/31/01       12.39      --               (2.25)           (2.25)       --           (2.12)        8.02      (20.76)
3/31/02        8.02      (0.04)            0.36             0.32        --           --            8.34        3.99
9/30/02+       8.34      (0.02)           (2.34)           (2.36)       --           --            5.98      (28.30)

--------  ------------------------------------------------------
                                        RATIO OF
            NET                           NET
           ASSETS      RATIO OF        INVESTMENT
           END OF    EXPENSES TO       INCOME TO
 PERIOD    PERIOD    AVERAGE NET        AVERAGE        PORTFOLIO
 ENDED    (000'S)    ASSETS(+)(+)   NET ASSETS(+)(+)   TURNOVER
--------  ------------------------------------------------------

                    Mid Cap Growth Portfolio Class A
2/8/99-
3/31/99   $ 13,887      1.15%#           (0.15)%#          5%
3/31/00     28,059      1.15++           (0.68)++         68
3/31/01     18,897      1.15@            (0.72)@          68
3/31/02     18,380      1.15             (0.72)           70
9/30/02+    11,311      1.15#            (0.67)#          52

                    Mid Cap Growth Portfolio Class B
10/16/00
3/31/01      7,499      1.30#@           (0.68)#@         68
3/31/02     33,843      1.30             (0.86)           70
9/30/02+    26,715      1.30#            (0.82)#          52
                     Mid Cap Value Portfolio Class A
2/8/99-
3/31/99     13,088      1.15#             1.60#            6
3/31/00     16,640      1.15              1.02            72
3/31/01     21,103      1.15              1.10            62
3/31/02     16,222      1.15              0.82            59
9/30/02+    12,800      1.15#(1)          0.81#(1)        38
                     Mid Cap Value Portfolio Class B
10/16/00
3/31/01      7,358      1.30#             0.99#           62
3/31/02     46,746      1.30              0.69            59
9/30/02+    45,304      1.30#(1)          0.67#(1)        38

                       Small Cap Portfolio Class A
2/8/99-
3/31/99     11,140      1.15#             0.31#            3
3/31/00     21,144      1.15             (0.24)          103
3/31/01     14,611      1.15             (0.16)          138
3/31/02     13,864      1.15             (0.25)          101
9/30/02+     8,807      1.15#            (0.40)#          50

                       Small Cap Portfolio Class B
10/16/00
3/31/01      4,578      1.30#            (0.08)#         138
3/31/02     29,363      1.30             (0.45)          101
9/30/02+    24,586      1.30#            (0.54)#          50

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable
 @ The ratios reflect an expense cap of 1.15% and 1.30% for Class A and Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable
 (1) The ratios reflect an expense cap of 1.15% and 1.30% for Class A and Class B, respectively, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.03% and 0.03% for Class A and Class B, respectively.
  + Unaudited
 ++ During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    9/30/02#
                                                  --------   --------   --------   --------   --------
Mid Cap Growth Portfolio Class A................   2.22%      1.37%      1.48%      1.30%      1.22%
Mid Cap Growth Portfolio Class B................   --         --         1.62#      1.42       1.37
Mid Cap Value Portfolio Class A.................   2.23       1.47       1.64       1.31       1.15
Mid Cap Value Portfolio Class B.................   --         --         1.64#      1.42       1.30
Small Cap Portfolio Class A.....................   2.46       1.45       1.67       1.45       1.27
Small Cap Portfolio Class B.....................   --         --         1.84#      1.56       1.43

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    9/30/02#
                                                  --------   --------   --------   --------   --------
Mid Cap Growth Portfolio Class A................  (1.22)%    (0.90)%     (1.05)%    (0.87)%    (0.74)%
Mid Cap Growth Portfolio Class B................   --         --         (1.00)#    (0.98)     (0.89)
Mid Cap Value Portfolio Class A.................   0.52       0.70        0.61       0.65       0.81
Mid Cap Value Portfolio Class B.................   --         --          0.65#      0.57       0.67
Small Cap Portfolio Class A.....................  (1.00)     (0.54)      (0.68)     (0.56)     (0.52)
Small Cap Portfolio Class B.....................   --         --         (0.62)#    (0.71)     (0.67)

See Notes to Financial Statements.

----------------
270

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------
                                       International Equity Portfolio Class A
2/8/99-
3/31/99      $10.00      $0.02          $  0.32          $  0.34       $--          $--          $10.34        3.40%

3/31/00       10.34       0.01             3.21             3.22        (0.06)       (0.30)       13.20       31.36
3/31/01       13.20       0.02            (4.44)           (4.42)       --           (0.47)        8.31      (34.10)
3/31/02        8.31       0.03            (0.93)           (0.90)       --           (0.05)        7.36      (10.84)
9/30/02+       7.36       0.03            (1.94)           (1.91)       --           --            5.45      (25.95)
                                       International Equity Portfolio Class B

10/16/00-
3/31/01       10.77       0.02            (2.02)           (2.00)       --           (0.47)        8.30      (19.33)
3/31/02        8.30       0.01            (0.91)           (0.90)       --           (0.05)        7.35      (10.86)
9/30/02+       7.35       0.02            (1.93)           (1.91)       --           --            5.44      (25.99)
                                     Diversified Fixed Income Portfolio Class A
2/8/99-
3/31/99       10.00       0.06            (0.12)           (0.06)       --           --            9.94       (0.60)

3/31/00        9.94       0.53            (0.42)            0.11        (0.42)       --            9.63        1.22
3/31/01        9.63       0.57             0.24             0.81        (0.57)       --            9.87        8.66
3/31/02        9.87       0.44            (0.26)            0.18        (0.29)       --            9.76        1.82
9/30/02+       9.76       0.19             0.57             0.76        --           --           10.52        7.79
                                     Diversified Fixed Income Portfolio Class B

10/16/00-
3/31/01        9.99       0.24             0.21             0.45        (0.57)       --            9.87        4.71
3/31/02        9.87       0.40            (0.24)            0.16        (0.28)       --            9.75        1.57
9/30/02+       9.75       0.17             0.58             0.75        --           --           10.50        7.69
                                          Cash Management Portfolio Class A

2/8/99-
3/31/99       10.00       0.06           --                 0.06        --           --           10.06        0.60
3/31/00       10.06       0.45             0.01             0.46        (0.28)       --           10.24        4.59
3/31/01       10.24       0.56             0.02             0.58        (0.11)       --           10.71        5.73
3/31/02       10.71       0.24             0.01             0.25        (0.07)       --           10.89        2.32
9/30/02+      10.89       0.06           --                 0.06        --           --           10.95        0.55
                                          Cash Management Portfolio Class B

10/16/00-
3/31/01       10.56       0.18             0.07             0.25        (0.11)       --           10.70        2.40
3/31/02       10.70       0.21             0.03             0.24        (0.05)       --           10.89        2.27
9/30/02+      10.89       0.05           --                 0.05        --           --           10.94        0.46

--------  ------------------------------------------------------
                                        RATIO OF
            NET                           NET
           ASSETS      RATIO OF        INVESTMENT
           END OF    EXPENSES TO       INCOME TO
 PERIOD    PERIOD    AVERAGE NET        AVERAGE        PORTFOLIO
 ENDED    (000'S)    ASSETS(+)(+)   NET ASSETS(+)(+)   TURNOVER
--------  ------------------------------------------------------

                 International Equity Portfolio Class A
2/8/99-
3/31/99   $ 13,693      1.30%#            1.43%#           7%
3/31/00     20,390      1.30++            0.12++          54
3/31/01     12,802      1.30              0.18            26
3/31/02      9,076      1.30              0.45            72
9/30/02+     6,030      1.30#             0.78#           37

                 International Equity Portfolio Class B
10/16/00
3/31/01      5,223      1.45#             0.36#           26
3/31/02     18,895      1.45              0.12            72
9/30/02+    19,469      1.45#             0.49#           37

               Diversified Fixed Income Portfolio Class A
2/8/99-
3/31/99     15,229      1.00#             4.53#           30
3/31/00     16,784      1.00              5.48            46
3/31/01     16,428      1.00@             5.81@           27
3/31/02     14,972      1.00              4.50            44
9/30/02+    16,773      1.00#(2)          3.71#(2)        20

               Diversified Fixed Income Portfolio Class B
10/16/00
3/31/01      6,655      1.15#@            5.84#@          27
3/31/02     48,365      1.15              4.10            44
9/30/02+    93,366      1.15#(2)          3.53#(2)        20

                    Cash Management Portfolio Class A
2/8/99-
3/31/99      2,021      0.85#             3.97#         --
3/31/00      4,123      0.85              4.63          --
3/31/01      4,897      0.85              5.45          --
3/31/02      8,283      0.85(1)           2.24(1)       --
9/30/02+     8,729      0.85#(2)          1.03#(2)      --

                    Cash Management Portfolio Class B
10/16/00
3/31/01     10,424      1.00#             4.52#         --
3/31/02     34,724      1.00(1)           1.91(1)       --
9/30/02+    47,689      1.00#(2)          0.88#(2)      --

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable
 @ The ratios reflect an expense cap of 1.00% and 1.15% for Class A and Class B, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable
 (1) The ratios reflect an expense cap of 0.85% and 1.00% for Class A and Class B, respectively, which includes advisory fee recoupment which increased the expense ratio and decreased the net investment income ratio by 0.01% and 0.03% for Class A and Class B, respectively.
 (2) The ratios reflect an expense cap of 0.85% and 1.00% for Class A and Class B, respectively, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Diversified Fixed Income Portfolio by 0.06% and 0.07% for Class A and Class B, respectively, and for the Cash Management Portfolio by 0.12% and 0.12% for Class A and Class B, respectively.
  + Unaudited
 ++ During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    9/30/02#
                                                  --------   --------   --------   --------   --------
International Equity Portfolio Class A..........   3.59%      1.93%      2.31%      2.12%      1.73%
International Equity Portfolio Class B..........   --         --         2.46#      2.20       1.88
Diversified Fixed Income Portfolio Class A......   1.91       1.31       1.61       1.17       1.01
Diversified Fixed Income Portfolio Class B......   --         --         1.66#      1.25       1.16
Cash Management Portfolio Class A...............   8.41       2.95       2.83       0.85       0.85
Cash Management Portfolio Class B...............   --         --         1.80#      1.00       1.00

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    9/30/02#
                                                  --------   --------   --------   --------   --------
International Equity Portfolio Class A..........  (0.86)%    (0.51)%    (0.83)%    (0.37)%     0.35%
International Equity Portfolio Class B..........   --         --        (0.65)#    (0.63)      0.07
Diversified Fixed Income Portfolio Class A......   3.62       5.17       5.21       4.33       3.70
Diversified Fixed Income Portfolio Class B......   --         --         5.23#      4.00       3.52
Cash Management Portfolio Class A...............  (3.55)      2.53       3.44       2.24       1.03
Cash Management Portfolio Class B...............   --         --         3.72#      1.91       0.88

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------
                                                                               DIVIDENDS
                                                                               DECLARED     DIVIDENDS      NET
                   NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
                     VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
     PERIOD        BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
      ENDED        OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
-------------------------------------------------------------------------------------------------------------------------------

                                                     Focus Growth Class A

7/5/00-
3/31/01               $10.00      $--            $ (2.81)         $ (2.81)      $--          $--          $ 7.19       (28.10)%
3/31/02                 7.19       (0.04)          (0.09)           (0.13)       --           --            7.06        (1.81)
9/30/02+                7.06       (0.01)          (1.65)           (1.66)       --           --            5.40       (23.51)
                                                     Focus Growth Class B

10/16/00-
3/31/01                 8.93      --               (1.74)           (1.74)       --           --            7.19       (19.48)
3/31/02                 7.19       (0.06)          (0.08)           (0.14)       --           --            7.05        (1.95)
9/30/02+                7.05       (0.02)          (1.65)           (1.67)       --           --            5.38       (23.69)
                                                    Focus TechNet Class B

12/29/00-
3/31/01                10.00       (0.01)          (4.27)           (4.28)       --           --            5.72       (42.80)
3/31/02                 5.72       (0.09)          (1.22)           (1.31)       --           --            4.41       (22.90)
9/30/02+                4.41       (0.02)          (1.89)(1)        (1.91)       --           --            2.50       (43.31)
                                               Focus Growth and Income Class B

12/29/00-
3/31/01                10.00        0.01           (1.58)           (1.57)       --           --            8.43       (15.70)
3/31/02                 8.43       (0.03)          (0.08)           (0.11)       --           --            8.32        (1.25)
09/30/02+               8.32       (0.02)          (1.92)           (1.94)       --           --            6.38       (23.32)
                                                      Focus Value Class B
10/1/01-
3/31/02                10.00       (0.01)           1.80             1.79        --           (0.11)       11.68        17.90
9/30/02+               11.68        0.09           (3.43)           (3.34)       --           --            8.34       (28.60)

-----------------  ------------------------------------------------------
                                                 RATIO OF
                     NET                           NET
                    ASSETS      RATIO OF        INVESTMENT
                    END OF    EXPENSES TO       INCOME TO
     PERIOD         PERIOD    AVERAGE NET        AVERAGE        PORTFOLIO
      ENDED        (000'S)    ASSETS(+)(+)   NET ASSETS(+)(+)   TURNOVER
-----------------  ------------------------------------------------------

                              Focus Growth Portfolio Class A
7/5/00-
3/31/01            $ 18,787      1.30#++          (0.01)#++       195%
3/31/02               8,039      1.30             (0.61)          189
9/30/02+              5,723      1.30#            (0.46)#          71

                              Focus Growth Portfolio Class B
10/16/00-
3/31/01              10,972      1.45#++           0.06#++        195
3/31/02              33,720      1.45             (0.78)          189
9/30/02+             29,118      1.45#            (0.62)#          71

                              Focus TechNet Portfolio Class B
12/29/00-
3/31/01               5,860      1.65#++          (0.51)#++       160
3/31/02              12,522      1.65@            (1.22)@         357
9/30/02+              5,700      1.65#            (1.43)#         133

                         Focus Growth and Income Portfolio Class B
12/29/00-
3/31/01               6,435      1.45#++           0.28#++         71
3/31/02              21,393      1.45@            (0.37)@         187
09/30/02+            13,171      1.45#@           (0.47)#@         96

                                    Focus Value Class B
10/1/01-
3/31/02              19,589      1.45#@           (0.27)#@         81
9/30/02+             14,786      1.45#             1.74#           80

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.30%, 1.45%, 1.65%, and 1.45% for the Focus Growth Class A, Focus Growth Class B, Focus TechNet Class B, Focus Growth and Income Class B, respectively, which are net of custody credits of (0.02%), (0.02%), (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus
   TechNet Class B, Focus Growth and Income Class B, and Focus Value Class B, respectively which are net of custody credits of 0.01%.
  + Unaudited
 ++ During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                         EXPENSES                NET INVESTMENT INCOME (LOSS)
                                                              ------------------------------   --------------------------------
                                                              3/31/01#   3/31/02    9/30/02#    3/31/01#    3/31/02    9/30/02#
                                                              --------   --------   --------   ----------   --------   --------
Focus Growth Portfolio Class A..............................   1.88%      1.52%      1.44%      (0.59)%     (0.83)%    (0.60)%
Focus Growth Portfolio Class B..............................   1.90       1.66       1.59       (0.39)      (0.99)     (0.76)
Focus TechNet Portfolio Class B.............................   3.81       2.97       3.33       (2.67)      (2.54)     (3.11)
Focus Growth and Income Portfolio Class B...................   4.35       2.47       2.03       (2.62)      (1.40)     (1.05)
Focus Value Portfolio Class B...............................   --         2.54#      2.16        --         (1.36)#     1.04

See Notes to Financial Statements.

----------------
272

----------------

SEASONS SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND
         NAME,                                                                               COMPLEX
      ADDRESS AND         POSITION HELD   DATE SERVICE       PRINCIPAL OCCUPATION(S)        OVERSEEN
    DATE OF BIRTH*         WITH TRUST        BEGAN             DURING PAST 5 YEARS        BY TRUSTEE(1)
-----------------------   -------------   ------------   -------------------------------  -------------
INDEPENDENT TRUSTEE
Carl D. Covitz               Trustee      Feb. 2001      Owner and President, Landmark         59
DOB: March 31, 1939                                      Capital, Inc. (since 1973)
Monica C. Lozano             Trustee      Dec. 1998      President and Chief Operating         59
DOB: July 21, 1956                                       Officer (since 2000) La Opinion
                                                         (newspaper publishing concern)
                                                         and Associate Publisher
                                                         (1991-1999) and Executive
                                                         Editor (1995-1999) thereof
Gilbert T. Ray               Trustee      Feb. 2001      Retired Partner, O'Melveny &          59
DOB: September 18, 1944                                  Myers LLP (since 2000); and
                                                         Attorney (1972-2000) thereof
Allan L. Sher                Trustee      Jan. 1997      Retired Brokerage Executive           59
DOB: October 19, 1931                                    (since 1992)
Bruce G. Willison            Trustee      Feb. 2001      Dean, Anderson School at UCLA         59
DOB: October 16, 1948                                    (since 1999)
INTERESTED TRUSTEE
Jana W. Greer              Trustee and    Feb. 2001      President, SunAmerica                 59
DOB: December 30, 1951      Chairman                     Retirement Markets, Inc. (since
                                                         1996), and Executive Vice
                                                         President thereof (1994-1996);
                                                         Senior Vice President and
                                                         Director, AIG SunAmerica, Inc.
                                                         (since 1991)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(2)
-----------------------  -------------------------------
INDEPENDENT TRUSTEE
Carl D. Covitz           Trustee, Anchor Pathway Fund
DOB: March 31, 1939      and Seasons Series Trust;
                         Director, Kayne Anderson Mutual
                         Funds (since 1995); Director,
                         Century Housing Corporation
                         (since 1995).
Monica C. Lozano         Trustee, Anchor Pathway Fund
DOB: July 21, 1956       and Seasons Series Trust;
                         Trustee, University of Southern
                         California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, The Walt Disney
                         Company (since 2000); Director,
                         Union Bank of California (since
                         2001).
Gilbert T. Ray           Trustee, Anchor Pathway Fund
DOB: September 18, 1944  and Seasons Series Trust;
                         Director Mariott Services
                         Corporation (since 1995);
                         Director, Automobile Club of
                         Southern California (since
                         1998); Director and chairman of
                         the Board, Sierra Monolithics,
                         Inc. (since 1999); Director,
                         Watson, Wyatt & Company (since
                         2000); Director, Ashland
                         University (1996-2000).
Allan L. Sher            Trustee, Anchor Pathway Fund
DOB: October 19, 1931    and Seasons Series Trust;
                         Director, Board of Governors,
                         American Stock Exchange
                         (1991-1994).
Bruce G. Willison        Trustee, Anchor Pathway Fund
DOB: October 16, 1948    and Seasons Series Trust;
                         Director, Nordstrom, Inc.
                         (since 1998); Director, H&CB
                         (Housing and Commercial Bank),
                         Seoul, Korea (since 1999);
                         President and Chief Operating
                         Officer, H.F. Ahmanson and Co.
                         (parent company of Home Savings
                         of America) (1996-1999).
INTERESTED TRUSTEE
Jana W. Greer            Trustee, Anchor Pathway Fund
DOB: December 30, 1951   and Seasons Series Trust;
                         Director, National Association
                         for Variable Annuities (since
                         1999).

------------------------------
* The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 Funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

                                                                ----------------

----------------

SEASONS SERIES TRUST
SPECIAL MEETING OF SHAREHOLDERS

PROXY VOTING RESULTS (UNAUDITED)

A Special Meeting of Shareholders of the Seasons Series Trust (the "Trust") was held on April 1, 2002. The Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio of the Trust voted in favor of adopting the following proposals.

1. To approve the Investment Subadvisory Agreement between SunAmerica Asset Management Corp. and AIG Global Investment Corp. as subadviser.

                                                              VOTES IN     VOTES       VOTES
NAME OF PORTFOLIO                                             FAVOR OF    AGAINST    ABSTAINED
-----------------                                             ---------   --------   ---------
Large Cap Growth                                              6,481,223    43,203     211,105
Large Cap Composite                                           2,120,060     1,403      46,925
Large Cap Value                                               4,984,638    29,911     139,396
Mid Cap Growth                                                3,602,687    84,632     124,714
Mid Cap Value                                                 3,368,463    57,163      94,288
Small Cap                                                     3,388,113    83,262     108,213
International Equity                                          2,973,788   111,533     145,009
Diversified Fixed Income                                      4,553,560    44,863     272,798

2. To transact such other business as may properly come before the Meeting or any adjournments thereof.

----------------
274

                                                   Presorted
                                                    Standard
                                           U.S. Postage Paid
                                                 Towne, Inc.

[LOGO]
      AIG SUNAMERICA(R)
      THE RETIREMENT SPECIALIST
      1 SunAmerica Center
      Los Angeles, CA 90067-6022
      ADDRESS SERVICE REQUESTED

J-1906-SAR (R 11/02)